UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mid Cap Index Fund

January 31, 2019

MCX-QTLY-0319
1.929302.107

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	1,080,863	$16,558,821
Zayo Group Holdings, Inc. (a)	254,555	6,987,535
		23,546,356
Entertainment - 0.6%
Cinemark Holdings, Inc.	120,531	4,932,129
Lions Gate Entertainment Corp.:
Class A (b)	56,699	1,041,561
Class B	109,721	1,923,409
Live Nation Entertainment, Inc. (a)	155,373	8,314,009
Take-Two Interactive Software, Inc. (a)	127,095	13,414,877
The Madison Square Garden Co. (a)	20,696	5,751,418
Viacom, Inc.:
Class A	13,073	448,273
Class B (non-vtg.)	396,656	11,669,620
Zynga, Inc. (a)	866,447	3,881,683
		51,376,979
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	84,066	17,761,464
Match Group, Inc. (b)	59,217	3,167,517
TripAdvisor, Inc. (a)(b)	117,139	6,721,436
Twitter, Inc. (a)	807,843	27,111,211
Zillow Group, Inc.:
Class A (a)(b)	63,687	2,216,944
Class C (a)(b)	136,290	4,782,416
		61,760,988
Media - 1.8%
AMC Networks, Inc. Class A (a)(b)	48,993	3,083,619
Cable One, Inc.	4,849	4,288,165
CBS Corp. Class B	367,179	18,160,673
Discovery Communications, Inc.:
Class A (a)(b)	173,984	4,937,666
Class C (non-vtg.) (a)	387,632	10,330,393
DISH Network Corp. Class A (a)	250,084	7,670,076
GCI Liberty, Inc. (a)(b)	114,644	5,835,380
Interpublic Group of Companies, Inc.	432,591	9,841,445
John Wiley & Sons, Inc. Class A	49,708	2,573,880
Liberty Broadband Corp.:
Class A (a)(b)	29,676	2,515,635
Class C (a)	117,006	9,947,850
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	224,039	7,028,103
Liberty Media Class A (a)(b)	27,392	838,195
Liberty SiriusXM Series A (a)	94,259	3,749,623
Liberty SiriusXM Series C (a)	186,770	7,463,329
News Corp.:
Class A	426,121	5,467,132
Class B	140,038	1,810,691
Omnicom Group, Inc.	251,376	19,577,163
Sirius XM Holdings, Inc. (b)	1,869,912	10,901,587
Tribune Media Co. Class A	98,377	4,516,488
		140,537,093
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	738,453	4,607,947
Telephone & Data Systems, Inc.	112,536	4,076,054
U.S. Cellular Corp. (a)	14,584	839,747
		9,523,748

TOTAL COMMUNICATION SERVICES		286,745,164

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.8%
Adient PLC	104,249	2,057,875
Aptiv PLC	298,992	23,659,237
BorgWarner, Inc.	237,134	9,698,781
Gentex Corp.	304,636	6,452,190
Lear Corp.	72,186	11,111,591
The Goodyear Tire & Rubber Co.	262,699	5,566,592
Visteon Corp. (a)	32,356	2,487,853
		61,034,119
Automobiles - 0.1%
Harley-Davidson, Inc.	183,873	6,777,559
Thor Industries, Inc.	56,543	3,682,080
		10,459,639
Distributors - 0.4%
Genuine Parts Co.	161,697	16,140,595
LKQ Corp. (a)	357,070	9,362,375
Pool Corp.	44,290	6,639,514
		32,142,484
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	64,470	7,464,981
Frontdoor, Inc. (a)	75,635	2,247,872
Graham Holdings Co.	4,746	3,156,090
Grand Canyon Education, Inc. (a)	52,926	4,918,942
H&R Block, Inc.	232,575	5,486,444
Service Corp. International	195,908	8,408,371
ServiceMaster Global Holdings, Inc. (a)	153,472	5,983,873
		37,666,573
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	275,190	9,067,511
Caesars Entertainment Corp. (a)(b)	640,094	5,850,459
Chipotle Mexican Grill, Inc. (a)	27,499	14,563,745
Choice Hotels International, Inc.	38,720	3,065,075
Darden Restaurants, Inc.	139,906	14,680,337
Domino's Pizza, Inc.	46,656	13,237,707
Dunkin' Brands Group, Inc.	93,147	6,370,323
Extended Stay America, Inc. unit	215,072	3,677,731
Hilton Grand Vacations, Inc. (a)	109,783	3,330,816
Hilton Worldwide Holdings, Inc.	315,421	23,492,556
Hyatt Hotels Corp. Class A	47,442	3,316,670
International Game Technology PLC (b)	110,153	1,802,103
MGM Mirage, Inc.	555,857	16,364,430
Norwegian Cruise Line Holdings Ltd. (a)	248,248	12,767,395
Royal Caribbean Cruises Ltd.	188,075	22,578,404
Six Flags Entertainment Corp.	81,090	4,994,333
U.S. Foods Holding Corp. (a)	242,600	8,180,472
Vail Resorts, Inc.	45,373	8,541,921
Wendy's Co.	208,857	3,617,403
Wyndham Destinations, Inc.	107,829	4,543,914
Wyndham Hotels & Resorts, Inc.	110,328	5,416,002
Wynn Resorts Ltd.	115,768	14,240,622
Yum China Holdings, Inc.	410,341	14,956,929
		218,656,858
Household Durables - 1.3%
D.R. Horton, Inc.	388,051	14,920,561
Garmin Ltd.	128,078	8,860,436
Leggett & Platt, Inc.	147,188	6,028,820
Lennar Corp.:
Class A	323,132	15,322,919
Class B	17,327	660,505
Mohawk Industries, Inc. (a)	70,065	9,023,671
Newell Brands, Inc.	488,067	10,351,901
NVR, Inc. (a)	3,565	9,482,900
PulteGroup, Inc.	287,334	7,990,759
Tempur Sealy International, Inc. (a)(b)	51,773	2,745,004
Toll Brothers, Inc.	153,709	5,678,010
Whirlpool Corp.	70,339	9,355,790
		100,421,276
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	136,099	16,229,806
GrubHub, Inc. (a)(b)	101,926	8,194,850
Liberty Interactive Corp. QVC Group Series A (a)	468,797	10,196,335
Wayfair LLC Class A (a)(b)	64,320	7,040,467
		41,661,458
Leisure Products - 0.3%
Brunswick Corp.	97,708	4,916,667
Hasbro, Inc.	130,632	11,830,034
Mattel, Inc. (a)(b)	387,743	4,590,877
Polaris Industries, Inc. (b)	65,997	5,535,828
		26,873,406
Multiline Retail - 1.1%
Dollar General Corp.	300,304	34,664,091
Dollar Tree, Inc. (a)	265,045	25,664,307
Kohl's Corp.	188,264	12,931,854
Macy's, Inc.	345,113	9,076,472
Nordstrom, Inc.	133,269	6,185,014
		88,521,738
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	78,649	12,520,921
AutoNation, Inc. (a)	61,456	2,381,420
AutoZone, Inc. (a)	28,768	24,376,277
Best Buy Co., Inc.	266,371	15,779,818
Burlington Stores, Inc. (a)	75,062	12,888,896
CarMax, Inc. (a)	196,118	11,527,816
Dick's Sporting Goods, Inc.	83,243	2,939,310
Floor & Decor Holdings, Inc. Class A (a)(b)	53,915	1,848,745
Foot Locker, Inc.	128,672	7,191,478
Gap, Inc.	244,946	6,231,426
L Brands, Inc.	258,932	7,208,667
Michaels Companies, Inc. (a)(b)	115,004	1,593,955
O'Reilly Automotive, Inc. (a)	89,230	30,754,012
Penske Automotive Group, Inc.	39,798	1,865,730
Ross Stores, Inc.	412,559	38,004,935
Tiffany & Co., Inc.	136,978	12,154,058
Tractor Supply Co.	137,335	11,728,409
Ulta Beauty, Inc. (a)	63,858	18,641,427
Urban Outfitters, Inc. (a)	82,649	2,669,563
Williams-Sonoma, Inc. (b)	89,913	4,893,965
		227,200,828
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	157,565	6,693,361
Carter's, Inc.	50,959	4,224,501
Columbia Sportswear Co.	34,847	3,108,004
Hanesbrands, Inc. (b)	402,566	6,034,464
lululemon athletica, Inc. (a)	107,868	15,943,969
PVH Corp.	86,163	9,401,245
Ralph Lauren Corp.	60,821	7,063,751
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	148,903	4,045,695
Tapestry, Inc.	324,655	12,567,395
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	208,785	4,330,201
Class C (non-vtg.) (a)(b)	214,101	4,055,073
VF Corp.	365,625	30,774,656
		108,242,315

TOTAL CONSUMER DISCRETIONARY		952,880,694

CONSUMER STAPLES - 4.1%
Beverages - 0.5%
Brown-Forman Corp.:
Class A	57,052	2,683,156
Class B (non-vtg.)	318,730	15,059,993
Keurig Dr. Pepper, Inc.	201,704	5,490,383
Molson Coors Brewing Co. Class B	195,345	13,011,930
		36,245,462
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	40,818	5,252,460
Kroger Co.	895,998	25,383,623
Sprouts Farmers Market LLC (a)	142,322	3,412,882
Welbilt, Inc. (a)	145,041	2,033,475
		36,082,440
Food Products - 2.4%
Archer Daniels Midland Co.	630,885	28,326,737
Bunge Ltd.	158,493	8,728,210
Campbell Soup Co. (b)	199,519	7,068,958
Conagra Brands, Inc.	542,929	11,748,984
Flowers Foods, Inc.	202,154	3,974,348
Hormel Foods Corp. (b)	307,156	12,998,842
Ingredion, Inc.	79,626	7,882,974
Kellogg Co.	280,789	16,569,359
Lamb Weston Holdings, Inc.	165,585	11,971,796
McCormick & Co., Inc. (non-vtg.)	137,005	16,939,298
Pilgrim's Pride Corp. (a)	58,428	1,183,751
Post Holdings, Inc. (a)	72,869	6,763,701
Seaboard Corp.	288	1,112,881
The Hain Celestial Group, Inc. (a)	103,742	1,901,591
The Hershey Co.	158,728	16,841,041
The J.M. Smucker Co.	123,880	12,992,534
TreeHouse Foods, Inc. (a)	61,351	3,580,444
Tyson Foods, Inc. Class A	328,639	20,349,327
		190,934,776
Household Products - 0.6%
Church & Dwight Co., Inc.	275,931	17,827,902
Clorox Co.	144,953	21,508,126
Energizer Holdings, Inc.	67,025	3,176,985
Spectrum Brands Holdings, Inc. (b)	45,256	2,528,905
		45,041,918
Personal Products - 0.2%
Coty, Inc. Class A	524,999	4,073,992
Herbalife Nutrition Ltd. (a)	122,086	7,288,534
Nu Skin Enterprises, Inc. Class A	61,935	4,066,033
		15,428,559

TOTAL CONSUMER STAPLES		323,733,155

ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Helmerich & Payne, Inc.	119,400	6,685,206
Nabors Industries Ltd.	384,112	1,136,972
National Oilwell Varco, Inc.	430,641	12,695,297
Patterson-UTI Energy, Inc.	239,487	2,904,977
RPC, Inc.	63,669	686,989
Transocean Ltd. (United States) (a)(b)	586,683	5,027,873
Weatherford International PLC (a)	1,093,720	709,168
		29,846,482
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)(b)	269,852	2,714,711
Apache Corp.	430,578	14,131,570
Cabot Oil & Gas Corp.	490,427	12,236,154
Centennial Resource Development, Inc. Class A (a)(b)	206,488	2,719,447
Cheniere Energy, Inc. (a)	260,995	17,134,322
Chesapeake Energy Corp. (a)(b)	1,177,237	3,355,125
Cimarex Energy Co. (b)	105,989	7,985,211
CNX Resources Corp. (a)	227,963	2,767,471
Concho Resources, Inc. (a)	219,890	26,351,618
Continental Resources, Inc. (a)	98,290	4,538,049
Devon Energy Corp.	527,447	14,056,463
Diamondback Energy, Inc.	177,706	18,325,043
EQT Corp.	287,380	5,595,289
Equitrans Midstream Corp.	237,956	4,954,244
Extraction Oil & Gas, Inc. (a)(b)	124,468	490,404
Hess Corp.	294,758	15,916,932
HollyFrontier Corp.	178,877	10,077,930
Kosmos Energy Ltd. (a)(b)	266,003	1,364,595
Marathon Oil Corp.	934,498	14,755,723
Murphy Oil Corp.	185,158	5,064,071
Newfield Exploration Co. (a)	226,896	4,147,659
Noble Energy, Inc.	541,476	12,096,574
ONEOK, Inc.	463,457	29,758,574
Parsley Energy, Inc. Class A (a)	297,271	5,523,295
PBF Energy, Inc. Class A	133,726	4,897,046
QEP Resources, Inc. (a)	263,764	2,181,328
Range Resources Corp.	237,914	2,624,191
SM Energy Co.	124,004	2,432,958
Targa Resources Corp.	254,616	10,951,034
The Williams Companies, Inc.	1,373,621	36,991,614
Whiting Petroleum Corp. (a)	100,581	2,879,634
WPX Energy, Inc. (a)	453,204	5,556,281
		304,574,560

TOTAL ENERGY		334,421,042

FINANCIALS - 13.0%
Banks - 4.3%
Associated Banc-Corp.	185,160	4,008,714
Bank of Hawaii Corp.	46,529	3,598,088
Bank of the Ozarks, Inc.	137,785	4,180,397
BankUnited, Inc.	114,808	3,881,658
BOK Financial Corp.	36,780	3,056,786
CIT Group, Inc.	118,947	5,494,162
Citizens Financial Group, Inc.	528,321	17,920,648
Comerica, Inc.	181,848	14,318,712
Commerce Bancshares, Inc.	116,159	6,946,308
Cullen/Frost Bankers, Inc.	64,327	6,257,731
East West Bancorp, Inc.	162,328	8,168,345
Fifth Third Bancorp	739,405	19,830,842
First Citizens Bancshares, Inc.	8,903	3,628,240
First Hawaiian, Inc.	120,699	3,105,585
First Horizon National Corp.	363,073	5,329,912
First Republic Bank	184,441	17,822,534
FNB Corp., Pennsylvania	364,126	4,242,068
Huntington Bancshares, Inc.	1,190,054	15,756,315
KeyCorp	1,162,091	19,139,639
M&T Bank Corp.	157,894	25,979,879
PacWest Bancorp	137,774	5,316,699
Peoples United Financial, Inc.	415,689	6,808,986
Pinnacle Financial Partners, Inc.	84,590	4,548,404
Popular, Inc.	110,893	6,055,867
Prosperity Bancshares, Inc.	74,607	5,307,542
Regions Financial Corp.	1,166,700	17,698,839
Signature Bank	60,993	7,765,019
Sterling Bancorp	252,660	4,861,178
SunTrust Banks, Inc.	506,497	30,096,052
SVB Financial Group (a)	59,674	13,926,718
Synovus Financial Corp.	180,689	6,400,004
TCF Financial Corp.	185,801	4,117,350
Texas Capital Bancshares, Inc. (a)	57,041	3,323,779
Umpqua Holdings Corp.	247,182	4,370,178
Webster Financial Corp.	103,314	5,566,558
Western Alliance Bancorp. (a)	110,767	4,904,763
Wintrust Financial Corp.	62,982	4,480,539
Zions Bancorporation	213,385	10,154,992
		338,370,030
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	59,643	6,259,533
Ameriprise Financial, Inc.	157,316	19,916,206
BGC Partners, Inc. Class A	304,377	1,884,094
Brighthouse Financial, Inc. (a)	135,427	5,056,844
Cboe Global Markets, Inc.	125,827	11,735,884
E*TRADE Financial Corp.	287,567	13,417,876
Eaton Vance Corp. (non-vtg.)	127,829	4,923,973
Evercore, Inc. Class A	45,602	4,079,099
FactSet Research Systems, Inc.	42,056	9,194,703
Franklin Resources, Inc.	339,666	10,057,510
Interactive Brokers Group, Inc.	82,869	4,176,598
Invesco Ltd.	457,392	8,333,682
Lazard Ltd. Class A	130,395	5,188,417
Legg Mason, Inc.	95,872	2,856,986
LPL Financial	96,781	6,810,479
MarketAxess Holdings, Inc.	41,232	8,855,397
Moody's Corp.	188,163	29,825,717
Morningstar, Inc.	20,495	2,544,454
MSCI, Inc.	98,291	16,736,009
Northern Trust Corp.	230,329	20,374,903
Raymond James Financial, Inc.	147,725	11,891,863
SEI Investments Co.	148,525	7,060,879
T. Rowe Price Group, Inc.	266,452	24,902,604
The NASDAQ OMX Group, Inc.	130,088	11,452,948
Virtu Financial, Inc. Class A	45,498	1,162,474
		248,699,132
Consumer Finance - 1.0%
Ally Financial, Inc.	476,199	12,409,746
Credit Acceptance Corp. (a)(b)	12,655	5,036,943
Discover Financial Services	378,659	25,555,696
Navient Corp.	294,724	3,359,854
OneMain Holdings, Inc. (a)	86,409	2,582,765
Santander Consumer U.S.A. Holdings, Inc.	130,088	2,479,477
SLM Corp.	490,380	5,251,970
Synchrony Financial	837,766	25,166,491
		81,842,942
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc. (b)	221,932	4,114,619
Jefferies Financial Group, Inc.	329,378	6,854,356
Voya Financial, Inc.	175,939	8,168,848
		19,137,823
Insurance - 3.6%
Alleghany Corp.	16,173	10,214,220
American Financial Group, Inc.	81,408	7,765,509
American National Insurance Co.	8,189	1,139,827
Arch Capital Group Ltd. (a)	435,783	12,790,231
Arthur J. Gallagher & Co.	203,489	15,202,663
Aspen Insurance Holdings Ltd.	66,441	2,772,583
Assurant, Inc.	58,612	5,649,611
Assured Guaranty Ltd.	117,022	4,746,412
Athene Holding Ltd. (a)	178,736	7,667,774
Axis Capital Holdings Ltd.	93,009	4,980,632
Brown & Brown, Inc.	260,896	7,085,935
Cincinnati Financial Corp.	173,314	14,059,232
CNA Financial Corp.	31,663	1,452,065
Erie Indemnity Co. Class A	27,701	4,054,872
Everest Re Group Ltd.	45,535	9,974,442
First American Financial Corp.	122,897	6,154,682
FNF Group	297,696	10,764,687
Hanover Insurance Group, Inc.	47,503	5,417,242
Hartford Financial Services Group, Inc.	403,752	18,944,044
Lincoln National Corp.	240,133	14,045,379
Loews Corp.	313,476	15,015,500
Markel Corp. (a)	15,331	16,151,362
Mercury General Corp.	30,426	1,573,024
Old Republic International Corp.	321,071	6,469,581
Principal Financial Group, Inc.	315,779	15,811,055
Reinsurance Group of America, Inc.	70,613	10,200,048
RenaissanceRe Holdings Ltd.	44,811	6,185,262
Torchmark Corp.	117,469	9,839,203
Unum Group	233,932	8,131,476
W.R. Berkley Corp.	106,752	8,208,161
White Mountains Insurance Group Ltd.	3,474	3,104,297
Willis Group Holdings PLC	146,411	23,834,247
		289,405,258
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	584,845	10,474,574
Annaly Capital Management, Inc.	1,558,985	16,275,803
Chimera Investment Corp.	211,000	4,015,330
MFA Financial, Inc.	504,932	3,701,152
New Residential Investment Corp.	408,558	6,937,315
Starwood Property Trust, Inc.	303,860	6,709,229
Two Harbors Investment Corp.	277,963	4,055,480
		52,168,883
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc. (b)	536,636	6,235,710
TFS Financial Corp.	54,560	889,874
		7,125,584

TOTAL FINANCIALS		1,036,749,652

HEALTH CARE - 10.1%
Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (a)(b)	57,531	3,083,662
Alkermes PLC (a)	172,696	5,676,518
Alnylam Pharmaceuticals, Inc. (a)	100,553	8,399,192
BioMarin Pharmaceutical, Inc. (a)	199,385	19,573,625
bluebird bio, Inc. (a)(b)	60,947	8,132,158
Exact Sciences Corp. (a)(b)	135,111	12,170,799
Exelixis, Inc. (a)	330,299	7,785,147
Incyte Corp. (a)	198,142	15,968,264
Ionis Pharmaceuticals, Inc. (a)(b)	140,534	8,150,972
Neurocrine Biosciences, Inc. (a)	100,314	8,849,701
Sage Therapeutics, Inc. (a)	51,126	7,290,056
Sarepta Therapeutics, Inc. (a)(b)	74,937	10,469,448
Seattle Genetics, Inc. (a)(b)	122,075	9,330,192
United Therapeutics Corp. (a)	48,393	5,581,165
		130,460,899
Health Care Equipment & Supplies - 3.5%
Abiomed, Inc. (a)	48,171	16,911,393
Align Technology, Inc. (a)	89,505	22,282,270
Cantel Medical Corp.	41,750	3,399,285
Dentsply Sirona, Inc.	246,743	10,350,869
DexCom, Inc. (a)	98,528	13,895,404
Edwards Lifesciences Corp. (a)	237,015	40,392,096
Hill-Rom Holdings, Inc.	74,457	7,447,189
Hologic, Inc. (a)	306,448	13,606,291
ICU Medical, Inc. (a)	17,527	4,360,718
IDEXX Laboratories, Inc. (a)	96,935	20,625,829
Insulet Corp. (a)(b)	65,705	5,334,589
Integra LifeSciences Holdings Corp. (a)	80,335	3,804,666
Masimo Corp. (a)	51,950	6,462,061
Penumbra, Inc. (a)(b)	34,398	5,005,253
ResMed, Inc.	158,633	15,097,103
Steris PLC	94,496	10,778,214
Teleflex, Inc.	51,286	14,026,721
The Cooper Companies, Inc.	54,618	15,225,314
Varian Medical Systems, Inc. (a)	103,289	13,637,247
West Pharmaceutical Services, Inc.	82,491	8,931,301
Zimmer Biomet Holdings, Inc.	229,830	25,180,175
		276,753,988
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)(b)	97,483	2,667,135
AmerisourceBergen Corp.	177,864	14,828,522
Cardinal Health, Inc.	336,737	16,826,748
Centene Corp. (a)	229,019	29,903,011
Chemed Corp.	17,443	5,196,967
DaVita HealthCare Partners, Inc. (a)	145,926	8,190,826
Elanco Animal Health, Inc. (b)	81,780	2,386,340
Encompass Health Corp.	110,138	7,361,624
Henry Schein, Inc. (a)(b)	171,376	13,315,915
Laboratory Corp. of America Holdings (a)	113,676	15,840,751
MEDNAX, Inc. (a)	98,554	3,558,785
Molina Healthcare, Inc. (a)	69,947	9,301,552
Premier, Inc. (a)(b)	58,245	2,317,569
Quest Diagnostics, Inc.	153,276	13,388,659
Universal Health Services, Inc. Class B	94,470	12,520,109
Wellcare Health Plans, Inc. (a)	56,156	15,526,011
		173,130,524
Health Care Technology - 0.5%
athenahealth, Inc. (a)	44,975	6,059,932
Cerner Corp. (a)	357,867	19,650,477
Veeva Systems, Inc. Class A (a)	137,180	14,960,851
		40,671,260
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	359,850	27,366,593
Bio-Rad Laboratories, Inc. Class A (a)	23,811	5,949,655
Bio-Techne Corp.	41,850	7,301,151
Bruker Corp.	113,673	3,985,375
Charles River Laboratories International, Inc. (a)	53,239	6,558,512
IQVIA Holdings, Inc. (a)	183,821	23,714,747
Mettler-Toledo International, Inc. (a)	27,702	17,678,308
PerkinElmer, Inc.	124,386	11,256,933
PRA Health Sciences, Inc. (a)	65,088	6,897,375
QIAGEN NV (a)	249,429	9,236,356
Waters Corp. (a)	84,863	19,622,023
		139,567,028
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	162,425	5,998,355
Jazz Pharmaceuticals PLC (a)	66,168	8,329,890
Mylan NV (a)	580,029	17,371,869
Nektar Therapeutics (a)	175,793	7,443,076
Perrigo Co. PLC	143,455	6,663,485
		45,806,675

TOTAL HEALTH CARE		806,390,374

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.7%
Arconic, Inc.	487,345	9,171,833
BWX Technologies, Inc.	112,146	5,205,817
Curtiss-Wright Corp.	49,573	5,627,527
Harris Corp.	133,840	20,501,611
HEICO Corp.	44,171	3,732,450
HEICO Corp. Class A	85,255	5,970,408
Hexcel Corp.	96,651	6,544,239
Huntington Ingalls Industries, Inc.	47,848	9,878,220
L3 Technologies, Inc.	88,372	17,398,679
Spirit AeroSystems Holdings, Inc. Class A	119,359	9,954,541
Teledyne Technologies, Inc. (a)	39,865	8,938,530
Textron, Inc.	274,572	14,615,468
TransDigm Group, Inc. (a)	54,713	21,392,783
		138,932,106
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	153,871	13,351,387
Expeditors International of Washington, Inc.	193,852	13,433,944
XPO Logistics, Inc. (a)	141,586	8,605,597
		35,390,928
Airlines - 0.7%
Alaska Air Group, Inc.	135,363	8,656,464
American Airlines Group, Inc.	467,081	16,707,487
Copa Holdings SA Class A (b)	35,415	3,359,113
JetBlue Airways Corp. (a)	342,756	6,166,180
United Continental Holdings, Inc. (a)	275,974	24,084,251
		58,973,495
Building Products - 0.7%
A.O. Smith Corp.	161,466	7,727,763
Allegion PLC	107,046	9,190,970
Armstrong World Industries, Inc.	48,009	3,266,532
Fortune Brands Home & Security, Inc.	162,994	7,383,628
Lennox International, Inc.	40,377	9,257,639
Masco Corp.	345,025	11,182,260
Owens Corning	122,696	6,428,043
USG Corp.	90,844	3,919,919
		58,356,754
Commercial Services & Supplies - 0.9%
Cintas Corp.	98,599	18,488,298
Clean Harbors, Inc. (a)	57,739	3,418,726
Copart, Inc. (a)	229,024	11,595,485
KAR Auction Services, Inc.	151,201	7,863,964
Republic Services, Inc.	245,269	18,814,585
Rollins, Inc.	163,838	6,101,327
Stericycle, Inc. (a)	94,213	4,152,909
		70,435,294
Construction & Engineering - 0.4%
AECOM (a)	174,571	5,343,618
Arcosa, Inc.	54,007	1,589,426
Fluor Corp.	158,226	5,786,325
Jacobs Engineering Group, Inc.	144,348	9,353,750
Quanta Services, Inc.	164,567	5,815,798
Valmont Industries, Inc.	24,394	3,146,826
		31,035,743
Electrical Equipment - 1.2%
Acuity Brands, Inc.	44,740	5,409,513
AMETEK, Inc.	257,898	18,800,764
Fortive Corp.	331,293	24,843,662
GrafTech International Ltd. (b)	64,027	845,797
Hubbell, Inc. Class B	61,316	6,703,678
Regal Beloit Corp.	49,203	3,776,822
Rockwell Automation, Inc.	135,809	23,022,342
Sensata Technologies, Inc. PLC (a)	182,345	8,661,388
		92,063,966
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	65,848	7,093,805
ITT, Inc.	98,533	5,178,894
Roper Technologies, Inc.	114,292	32,374,352
		44,647,051
Machinery - 3.6%
AGCO Corp.	73,887	4,743,545
Allison Transmission Holdings, Inc.	129,343	6,295,124
Apergy Corp. (a)	86,553	2,909,912
Colfax Corp. (a)	95,688	2,368,278
Crane Co.	56,767	4,698,037
Cummins, Inc.	167,992	24,713,303
Donaldson Co., Inc.	145,031	6,857,066
Dover Corp.	163,447	14,355,550
Flowserve Corp.	147,701	6,504,752
Gardner Denver Holdings, Inc. (a)	142,452	3,514,291
Gates Industrial Corp. PLC (a)	50,395	751,389
Graco, Inc.	186,192	8,067,699
IDEX Corp.	86,260	11,891,804
Ingersoll-Rand PLC	276,336	27,644,653
Lincoln Electric Holdings, Inc.	70,982	6,135,684
Middleby Corp. (a)(b)	61,651	7,251,391
Nordson Corp.	65,193	8,451,621
Oshkosh Corp.	81,681	6,130,159
PACCAR, Inc.	387,514	25,389,917
Parker Hannifin Corp.	149,757	24,681,451
Pentair PLC	177,715	7,320,081
Snap-On, Inc.	63,139	10,480,443
Stanley Black & Decker, Inc.	170,869	21,604,676
Terex Corp.	73,918	2,270,022
Timken Co.	78,018	3,322,787
Toro Co.	116,531	6,933,595
Trinity Industries, Inc.	164,955	3,856,648
WABCO Holdings, Inc. (a)	59,010	6,740,712
Wabtec Corp. (b)	96,715	6,688,809
Xylem, Inc.	201,721	14,374,638
		286,948,037
Marine - 0.1%
Kirby Corp. (a)	66,985	5,017,846
Professional Services - 1.5%
CoStar Group, Inc. (a)	40,270	15,735,100
Dun & Bradstreet Corp.	41,730	6,040,000
Equifax, Inc.	134,561	14,400,718
IHS Markit Ltd. (a)	431,361	22,396,263
Manpower, Inc.	69,980	5,530,519
Nielsen Holdings PLC	402,351	10,332,374
Robert Half International, Inc.	133,180	8,580,787
TransUnion Holding Co., Inc.	207,980	12,649,344
Verisk Analytics, Inc. (a)	180,907	21,240,291
		116,905,396
Road & Rail - 0.7%
AMERCO	7,878	2,857,035
Genesee & Wyoming, Inc. Class A (a)(b)	66,208	5,198,652
J.B. Hunt Transport Services, Inc.	98,053	10,495,593
Kansas City Southern	115,614	12,226,181
Knight-Swift Transportation Holdings, Inc. Class A (b)	142,077	4,510,945
Landstar System, Inc.	46,049	4,677,657
Old Dominion Freight Lines, Inc.	74,669	10,149,757
Ryder System, Inc.	58,945	3,413,505
Schneider National, Inc. Class B	52,737	1,120,134
		54,649,459
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	109,081	4,138,533
Fastenal Co.	324,668	19,629,427
HD Supply Holdings, Inc. (a)	208,884	8,760,595
MSC Industrial Direct Co., Inc. Class A	50,200	4,191,198
United Rentals, Inc. (a)	91,215	11,425,591
Univar, Inc. (a)	129,884	2,705,484
W.W. Grainger, Inc.	51,348	15,167,686
Watsco, Inc.	35,784	5,277,424
WESCO International, Inc. (a)	52,488	2,750,371
		74,046,309
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (b)	90,026	3,886,422

TOTAL INDUSTRIALS		1,071,288,806

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	64,917	13,942,873
Arris International PLC (a)	183,692	5,766,092
CommScope Holding Co., Inc. (a)	213,936	4,473,402
EchoStar Holding Corp. Class A (a)	53,437	2,189,848
F5 Networks, Inc. (a)	68,778	11,069,819
Juniper Networks, Inc.	386,819	10,034,085
Motorola Solutions, Inc.	183,113	21,407,741
Ubiquiti Networks, Inc. (b)	16,777	1,815,439
		70,699,299
Electronic Equipment & Components - 2.2%
ADT, Inc. (b)	118,197	853,382
Amphenol Corp. Class A	333,104	29,286,504
Arrow Electronics, Inc. (a)	98,824	7,505,683
Avnet, Inc.	123,919	5,105,463
CDW Corp.	164,836	13,725,894
Cognex Corp.	186,298	8,476,559
Coherent, Inc. (a)	27,261	3,222,250
Corning, Inc.	889,988	29,601,001
Dell Technologies, Inc. (a)	168,523	8,188,533
Dolby Laboratories, Inc. Class A	69,789	4,510,463
FLIR Systems, Inc.	151,522	7,406,395
IPG Photonics Corp. (a)	40,447	5,379,451
Jabil, Inc.	177,364	4,726,751
Keysight Technologies, Inc. (a)	211,414	15,648,864
Littelfuse, Inc.	27,205	4,780,463
National Instruments Corp.	125,085	5,531,259
Trimble, Inc. (a)	280,931	10,579,861
Zebra Technologies Corp. Class A (a)	59,401	10,312,014
		174,840,790
IT Services - 5.4%
Akamai Technologies, Inc. (a)	178,915	11,647,367
Alliance Data Systems Corp.	53,795	9,553,454
Amdocs Ltd.	160,692	8,979,469
Booz Allen Hamilton Holding Corp. Class A	157,287	7,727,510
Broadridge Financial Solutions, Inc.	130,720	13,180,498
Conduent, Inc. (a)	212,894	2,714,399
CoreLogic, Inc. (a)	90,680	3,291,684
DXC Technology Co.	317,306	20,345,661
Elastic NV	9,103	773,755
EPAM Systems, Inc. (a)	57,740	8,169,055
Euronet Worldwide, Inc. (a)	55,407	6,372,359
Fidelity National Information Services, Inc.	367,888	38,455,333
First Data Corp. Class A (a)	613,994	15,134,952
Fiserv, Inc. (a)	449,839	37,305,148
FleetCor Technologies, Inc. (a)	99,049	19,989,079
Gartner, Inc. (a)	99,969	13,584,787
Genpact Ltd.	165,664	4,941,757
Global Payments, Inc.	179,459	20,149,657
GoDaddy, Inc. (a)	181,023	12,423,608
Jack Henry & Associates, Inc.	86,574	11,561,958
Leidos Holdings, Inc.	159,717	9,263,586
Okta, Inc. (a)	96,468	7,951,857
Paychex, Inc.	361,837	25,618,060
Sabre Corp.	310,191	7,128,189
Square, Inc. (a)	330,248	23,563,195
Switch, Inc. Class A (b)	42,291	352,707
The Western Union Co.	503,225	9,183,856
Total System Services, Inc.	203,304	18,218,071
Twilio, Inc. Class A (a)(b)	99,191	11,041,942
VeriSign, Inc. (a)	118,852	20,118,078
WEX, Inc. (a)	46,455	7,494,585
Worldpay, Inc. (a)	337,961	28,212,984
		434,448,600
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)(b)	1,057,137	25,804,714
Analog Devices, Inc.	416,898	41,214,536
Cypress Semiconductor Corp.	402,310	5,580,040
First Solar, Inc. (a)	91,845	4,646,439
KLA-Tencor Corp.	173,017	18,438,422
Lam Research Corp.	175,146	29,701,259
Marvell Technology Group Ltd.	624,205	11,566,519
Maxim Integrated Products, Inc.	314,590	17,072,799
Microchip Technology, Inc. (b)	259,814	20,881,251
MKS Instruments, Inc.	59,917	4,891,025
Monolithic Power Systems, Inc.	46,096	5,833,910
ON Semiconductor Corp. (a)	469,791	9,414,612
Qorvo, Inc. (a)	141,058	9,219,551
Skyworks Solutions, Inc.	201,748	14,735,674
Teradyne, Inc.	201,786	7,262,278
Universal Display Corp. (b)	47,663	4,948,849
Versum Materials, Inc.	122,514	4,504,840
Xilinx, Inc.	287,475	32,179,952
		267,896,670
Software - 5.7%
2U, Inc. (a)(b)	62,059	3,528,054
ANSYS, Inc. (a)	94,137	15,471,416
Aspen Technology, Inc. (a)	80,427	7,771,661
Atlassian Corp. PLC (a)	111,665	10,987,836
Autodesk, Inc. (a)	247,693	36,460,410
Black Knight, Inc. (a)	159,778	7,859,480
Cadence Design Systems, Inc. (a)	315,155	15,136,895
CDK Global, Inc.	145,707	7,126,529
Ceridian HCM Holding, Inc. (b)	39,253	1,617,616
Citrix Systems, Inc.	152,560	15,643,502
DocuSign, Inc. (b)	83,251	4,116,762
Fair Isaac Corp. (a)	32,281	7,269,681
FireEye, Inc. (a)	219,453	3,879,929
Fortinet, Inc. (a)	158,588	12,143,083
Guidewire Software, Inc. (a)	91,262	7,910,590
LogMeIn, Inc.	56,635	5,268,188
Manhattan Associates, Inc. (a)	73,616	3,590,252
Nuance Communications, Inc. (a)	321,227	5,097,872
Nutanix, Inc. Class A (a)	157,977	8,093,162
Palo Alto Networks, Inc. (a)	102,728	22,068,029
Parametric Technology Corp. (a)	131,951	11,188,125
Paycom Software, Inc. (a)(b)	55,853	8,279,649
Pegasystems, Inc.	42,085	2,368,965
Pluralsight, Inc.	26,842	804,723
Proofpoint, Inc. (a)	56,647	5,770,630
RealPage, Inc. (a)	80,581	4,494,002
Red Hat, Inc. (a)	199,805	35,533,321
RingCentral, Inc. (a)	76,819	7,101,148
ServiceNow, Inc. (a)	200,800	44,180,014
SolarWinds, Inc. (a)	28,905	507,283
Splunk, Inc. (a)	165,437	20,653,155
SS&C Technologies Holdings, Inc.	233,521	12,023,996
Symantec Corp.	716,588	15,062,680
Synopsys, Inc. (a)	167,164	15,604,759
Tableau Software, Inc. (a)	80,620	10,306,461
Teradata Corp. (a)	134,110	5,951,802
Tyler Technologies, Inc. (a)	42,970	8,129,494
Ultimate Software Group, Inc. (a)	34,189	9,335,990
Workday, Inc. Class A (a)	163,909	29,754,401
Zendesk, Inc. (a)	118,393	7,995,079
		456,086,624
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	133,750	3,577,813
NetApp, Inc.	295,941	18,872,158
Pure Storage, Inc. Class A (a)	186,574	3,341,540
Western Digital Corp.	326,444	14,686,716
Xerox Corp.	235,971	6,656,742
		47,134,969

TOTAL INFORMATION TECHNOLOGY		1,451,106,952

MATERIALS - 5.1%
Chemicals - 1.9%
Albemarle Corp. U.S. (b)	118,963	9,603,883
Ashland Global Holdings, Inc.	70,738	5,369,014
Axalta Coating Systems Ltd. (a)	239,953	6,147,596
Cabot Corp.	66,651	3,125,265
Celanese Corp. Class A	151,045	14,464,069
CF Industries Holdings, Inc.	259,628	11,332,762
Eastman Chemical Co.	158,909	12,811,244
Element Solutions, Inc. (a)	247,958	2,787,048
FMC Corp.	150,948	12,045,650
Huntsman Corp.	244,738	5,376,894
International Flavors & Fragrances, Inc.	114,004	16,163,487
NewMarket Corp.	8,731	3,501,917
Olin Corp.	188,240	4,444,346
RPM International, Inc.	147,811	8,448,877
The Chemours Co. LLC	193,860	6,930,495
The Mosaic Co.	395,237	12,758,250
The Scotts Miracle-Gro Co. Class A	45,803	3,405,453
Valvoline, Inc.	215,144	4,756,834
W.R. Grace & Co.	74,462	5,287,547
Westlake Chemical Corp.	41,080	3,035,812
		151,796,443
Construction Materials - 0.4%
Eagle Materials, Inc.	52,030	3,694,130
Martin Marietta Materials, Inc.	70,715	12,493,926
nVent Electric PLC	181,317	4,536,551
Vulcan Materials Co.	148,612	15,106,410
		35,831,017
Containers & Packaging - 1.6%
Aptargroup, Inc.	69,911	6,929,578
Ardagh Group SA	18,747	227,214
Avery Dennison Corp.	97,977	10,233,698
Ball Corp.	377,336	19,727,126
Bemis Co., Inc.	102,707	5,016,210
Berry Global Group, Inc. (a)	148,197	7,298,702
Crown Holdings, Inc. (a)	145,527	7,421,877
Graphic Packaging Holding Co.	347,613	4,195,689
International Paper Co.	462,258	21,924,897
Owens-Illinois, Inc.	179,561	3,603,789
Packaging Corp. of America	105,194	9,921,898
Sealed Air Corp.	176,086	6,955,397
Silgan Holdings, Inc.	86,931	2,401,034
Sonoco Products Co.	110,564	6,366,275
WestRock Co.	282,784	11,512,137
		123,735,521
Metals & Mining - 1.2%
Alcoa Corp. (a)	210,416	6,245,147
Freeport-McMoRan, Inc.	1,634,419	19,024,637
Newmont Mining Corp.	601,994	20,534,015
Nucor Corp.	354,374	21,701,864
Reliance Steel & Aluminum Co.	77,360	6,334,237
Royal Gold, Inc.	73,492	6,420,996
Steel Dynamics, Inc.	247,859	9,069,161
United States Steel Corp.	197,585	4,453,566
		93,783,623
Paper & Forest Products - 0.0%
Domtar Corp.	70,415	3,302,464

TOTAL MATERIALS		408,449,068

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexandria Real Estate Equities, Inc.	120,377	15,854,855
American Campus Communities, Inc.	154,180	7,095,364
American Homes 4 Rent Class A	292,229	6,461,183
Apartment Investment & Management Co. Class A	173,778	8,605,487
Apple Hospitality (REIT), Inc.	243,997	4,003,991
AvalonBay Communities, Inc.	155,614	30,021,053
Boston Properties, Inc.	174,042	22,950,919
Brandywine Realty Trust (SBI)	203,391	3,061,035
Brixmor Property Group, Inc.	339,956	5,823,446
Brookfield Property REIT, Inc. Class A	139,874	2,545,707
Camden Property Trust (SBI)	99,916	9,686,856
Colony Capital, Inc.	542,094	3,290,511
Columbia Property Trust, Inc.	134,522	2,968,901
CoreSite Realty Corp.	41,266	4,076,668
Corporate Office Properties Trust (SBI)	117,457	2,900,013
CubeSmart	208,207	6,444,007
CyrusOne, Inc.	117,628	6,375,438
DDR Corp.	170,079	2,222,933
Digital Realty Trust, Inc.	232,020	25,137,047
Douglas Emmett, Inc.	180,888	6,842,993
Duke Realty Corp.	401,566	11,741,790
Empire State Realty Trust, Inc.	160,889	2,487,344
EPR Properties	82,772	6,047,322
Equity Commonwealth	132,291	4,280,937
Equity Lifestyle Properties, Inc.	96,280	10,194,126
Equity Residential (SBI)	404,646	29,361,114
Essex Property Trust, Inc.	74,172	20,115,446
Extra Space Storage, Inc.	137,768	13,585,302
Federal Realty Investment Trust (SBI)	81,969	10,866,630
Gaming & Leisure Properties	227,275	8,522,813
HCP, Inc.	530,894	16,744,397
Healthcare Trust of America, Inc.	232,301	6,601,994
Highwoods Properties, Inc. (SBI)	115,700	5,127,824
Hospitality Properties Trust (SBI)	182,232	4,858,305
Host Hotels & Resorts, Inc.	827,153	14,938,383
Hudson Pacific Properties, Inc.	173,670	5,639,065
Invitation Homes, Inc.	337,171	7,582,976
Iron Mountain, Inc.	321,280	11,951,616
JBG SMITH Properties	117,947	4,558,652
Kilroy Realty Corp.	111,914	7,885,460
Kimco Realty Corp.	460,031	7,825,127
Lamar Advertising Co. Class A	95,418	7,103,870
Liberty Property Trust (SBI)	166,997	7,872,239
Life Storage, Inc.	52,131	5,122,913
Medical Properties Trust, Inc.	408,256	7,430,259
Mid-America Apartment Communities, Inc.	127,577	12,920,999
National Retail Properties, Inc.	179,145	9,442,733
Omega Healthcare Investors, Inc.	222,692	8,949,991
Outfront Media, Inc.	156,251	3,242,208
Paramount Group, Inc.	230,921	3,343,736
Park Hotels & Resorts, Inc.	225,511	6,781,116
Rayonier, Inc.	145,473	4,428,198
Realty Income Corp.	332,787	22,859,139
Regency Centers Corp.	170,942	11,111,230
Retail Properties America, Inc.	242,299	3,062,659
SBA Communications Corp. Class A (a)	126,481	23,086,577
Senior Housing Properties Trust (SBI)	269,085	3,705,300
SL Green Realty Corp.	93,396	8,632,592
Spirit Realty Capital, Inc.	96,198	3,820,985
Store Capital Corp.	217,253	7,021,617
Sun Communities, Inc.	94,568	10,393,969
Taubman Centers, Inc.	66,254	3,299,449
The Macerich Co.	154,166	7,116,303
UDR, Inc.	300,008	13,125,350
Uniti Group, Inc.	189,188	3,766,733
Ventas, Inc.	401,720	25,906,923
VEREIT, Inc.	1,090,254	8,809,252
Vornado Realty Trust	193,983	13,561,352
Weingarten Realty Investors (SBI)	133,815	3,839,152
Welltower, Inc.	420,004	32,546,110
Weyerhaeuser Co.	846,569	22,213,971
WP Carey, Inc.	179,771	13,463,050
		705,265,005
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	358,295	16,391,996
Howard Hughes Corp. (a)	44,133	4,900,528
Jones Lang LaSalle, Inc.	51,476	7,382,173
Realogy Holdings Corp. (b)	131,344	2,331,356
Retail Value, Inc.	17,348	527,553
VICI Properties, Inc.	451,020	9,710,461
		41,244,067

TOTAL REAL ESTATE		746,509,072

UTILITIES - 6.5%
Electric Utilities - 2.7%
Alliant Energy Corp.	265,926	11,825,729
Edison International	358,886	20,445,735
Entergy Corp.	204,184	18,211,171
Evergy, Inc.	296,032	16,968,554
Eversource Energy	356,993	24,778,884
FirstEnergy Corp.	549,123	21,525,622
Hawaiian Electric Industries, Inc.	122,248	4,546,403
OGE Energy Corp.	224,703	9,201,588
PG&E Corp. (a)	584,010	7,592,130
Pinnacle West Capital Corp.	126,469	11,144,448
PPL Corp.	814,966	25,524,735
Vistra Energy Corp. (a)	445,057	11,175,381
Xcel Energy, Inc.	573,903	30,049,561
		212,989,941
Gas Utilities - 0.4%
Atmos Energy Corp.	122,534	11,962,994
National Fuel Gas Co.	91,549	5,245,758
UGI Corp.	194,355	11,084,066
		28,292,818
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	327,467	13,396,675
The AES Corp.	744,449	12,201,519
		25,598,194
Multi-Utilities - 2.8%
Ameren Corp.	274,289	19,019,199
Avangrid, Inc.	63,699	3,176,669
CenterPoint Energy, Inc.	565,898	17,497,566
CMS Energy Corp.	318,135	16,587,559
Consolidated Edison, Inc.	351,792	27,316,649
DTE Energy Co.	204,011	24,022,295
MDU Resources Group, Inc.	218,823	5,625,939
NiSource, Inc.	408,402	11,141,207
Public Service Enterprise Group, Inc.	569,378	31,059,570
Sempra Energy	308,949	36,140,854
Vectren Corp.	93,618	6,776,071
WEC Energy Group, Inc.	355,896	25,991,085
		224,354,663
Water Utilities - 0.3%
American Water Works Co., Inc.	203,799	19,497,450
Aqua America, Inc.	199,828	7,003,971
		26,501,421

TOTAL UTILITIES		517,737,037

TOTAL COMMON STOCKS
(Cost $7,182,872,860)		7,936,011,016

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 2.43% (c)	38,731,162	38,738,908
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	307,697,725	307,728,495
TOTAL MONEY MARKET FUNDS
(Cost $346,461,264)		346,467,403
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $7,529,334,124)		8,282,478,419
NET OTHER ASSETS (LIABILITIES) - (3.8)%(e)		(302,648,041)
NET ASSETS - 100%		$7,979,830,378

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	207	March 2019	$38,007,270	$1,942,339	$1,942,339

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $795,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$561,353
Fidelity Securities Lending Cash Central Fund	680,433
Total	$1,241,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$286,745,164	$286,745,164	$--	$--
Consumer Discretionary	952,880,694	952,880,694	--	--
Consumer Staples	323,733,155	323,733,155	--	--
Energy	334,421,042	334,421,042	--	--
Financials	1,036,749,652	1,036,749,652	--	--
Health Care	806,390,374	806,390,374	--	--
Industrials	1,071,288,806	1,071,288,806	--	--
Information Technology	1,451,106,952	1,451,106,952	--	--
Materials	408,449,068	408,449,068	--	--
Real Estate	746,509,072	746,509,072	--	--
Utilities	517,737,037	517,737,037	--	--
Money Market Funds	346,467,403	346,467,403	--	--
Total Investments in Securities:	$8,282,478,419	$8,282,478,419	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$1,942,339	$1,942,339	$--	$--
Total Assets	$1,942,339	$1,942,339	$--	$--
Total Derivative Instruments:	$1,942,339	$1,942,339	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

January 31, 2019

SSP-QTLY-0319
1.883103.107

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.6%
Atn International, Inc.	37,501	$2,796,825
Cincinnati Bell, Inc. (a)	163,226	1,361,305
Cogent Communications Group, Inc.	149,328	7,234,942
Consolidated Communications Holdings, Inc. (b)	251,172	2,682,517
Frontier Communications Corp. (a)(b)	371,739	743,478
Intelsat SA (a)	199,408	4,851,597
Iridium Communications, Inc. (a)(b)	343,744	6,661,759
Ooma, Inc. (a)	66,202	1,000,312
ORBCOMM, Inc. (a)	259,801	2,114,780
PDVWireless, Inc. (a)	33,362	1,345,823
Vonage Holdings Corp. (a)	790,840	7,204,552
WideOpenWest, Inc. (a)(b)	105,299	796,060
Windstream Holdings, Inc. (a)(b)	146,165	439,957
		39,233,907
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	187,059	2,740,414
Eros International PLC (a)(b)	127,492	1,214,999
Glu Mobile, Inc. (a)	400,491	3,900,782
IMAX Corp. (a)(b)	192,040	3,988,671
Marcus Corp.	69,298	3,088,612
Reading International, Inc. Class A (a)	59,358	937,856
Rosetta Stone, Inc. (a)	70,596	1,070,235
World Wrestling Entertainment, Inc. Class A (b)	153,960	12,677,066
		29,618,635
Interactive Media & Services - 0.4%
Care.com, Inc. (a)	70,215	1,669,011
CarGurus, Inc. Class A (a)	179,053	7,658,097
Liberty TripAdvisor Holdings, Inc. (a)	260,460	4,339,264
MeetMe, Inc. (a)	249,135	1,440,000
QuinStreet, Inc. (a)	159,838	3,043,316
Travelzoo, Inc. (a)	16,823	206,923
TrueCar, Inc. (a)	329,068	3,086,658
Yelp, Inc. (a)	290,222	10,569,885
		32,013,154
Media - 1.5%
Beasley Broadcast Group, Inc. Class A	28,001	126,565
Central European Media Enterprises Ltd. Class A (a)	308,608	928,910
Clear Channel Outdoor Holding, Inc. Class A	131,440	732,121
Daily Journal Corp. (a)(b)	3,950	873,385
E.W. Scripps Co. Class A	163,383	3,068,333
Emerald Expositions Events, Inc.	88,060	1,250,452
Entercom Communications Corp. Class A (b)	457,978	3,356,979
Entravision Communication Corp. Class A	229,399	903,832
Fluent, Inc. (a)	116,788	551,239
Gannett Co., Inc.	405,987	4,502,396
Gray Television, Inc. (a)	285,751	4,774,899
Hemisphere Media Group, Inc. (a)	63,918	847,553
Liberty Latin America Ltd. (a)	415,237	7,258,343
Liberty Latin America Ltd. Class A (a)	147,505	2,571,750
Liberty Media Corp.:
Liberty Braves Class A (a)	32,595	884,628
Liberty Braves Class C (a)	130,746	3,524,912
Loral Space & Communications Ltd. (a)	45,444	1,640,983
MDC Partners, Inc. Class A (a)	200,106	594,315
Meredith Corp. (b)	141,129	7,659,071
MSG Network, Inc. Class A (a)(b)	211,696	4,741,990
National CineMedia, Inc.	274,614	1,897,583
New Media Investment Group, Inc.	213,320	2,916,084
Nexstar Broadcasting Group, Inc. Class A (b)	159,957	13,351,611
Saga Communications, Inc. Class A	15,071	509,701
Scholastic Corp.	101,836	4,245,543
Sinclair Broadcast Group, Inc. Class A	241,316	7,434,946
TechTarget, Inc. (a)	72,550	1,051,975
Tegna, Inc.	774,411	9,091,585
The New York Times Co. Class A (b)	469,893	12,080,949
tronc, Inc. (a)	61,360	734,479
		104,107,112
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	147,142	3,549,065
Gogo, Inc. (a)(b)	205,649	849,330
NII Holdings, Inc. (a)(b)	316,781	1,536,388
Shenandoah Telecommunications Co.	166,978	7,953,162
Spok Holdings, Inc.	64,616	894,285
		14,782,230

TOTAL COMMUNICATION SERVICES		219,755,038

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	398,131	5,884,376
Cooper Tire & Rubber Co.	181,512	6,389,222
Cooper-Standard Holding, Inc. (a)	63,324	4,841,753
Dana Holding Corp.	523,144	9,217,797
Dorman Products, Inc. (a)(b)	96,030	8,253,779
Fox Factory Holding Corp. (a)	129,102	7,659,622
Gentherm, Inc. (a)	124,786	5,310,892
Hertz Global Holdings, Inc. (a)(b)	196,323	3,256,999
LCI Industries	87,364	7,202,288
Modine Manufacturing Co. (a)	175,819	2,572,232
Motorcar Parts of America, Inc. (a)(b)	67,750	1,355,000
Shiloh Industries, Inc. (a)	51,785	310,192
Standard Motor Products, Inc.	75,945	3,733,456
Stoneridge, Inc. (a)	97,833	2,554,420
Superior Industries International, Inc.	87,201	449,085
Tenneco, Inc.	181,817	6,305,414
Tower International, Inc.	70,566	2,052,765
		77,349,292
Automobiles - 0.1%
REV Group, Inc.	104,221	866,077
Winnebago Industries, Inc.	110,884	3,171,282
		4,037,359
Distributors - 0.1%
Core-Mark Holding Co., Inc.	163,658	4,562,785
Weyco Group, Inc.	21,657	581,924
		5,144,709
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	208,706	10,205,723
American Public Education, Inc. (a)	57,154	1,691,187
Career Education Corp. (a)	241,870	3,122,542
Carriage Services, Inc.	62,338	1,212,474
Chegg, Inc. (a)	387,984	13,664,796
Houghton Mifflin Harcourt Co. (a)	371,143	3,885,867
K12, Inc. (a)	134,009	4,222,624
Laureate Education, Inc. Class A (a)	338,990	5,423,840
Regis Corp. (a)	120,768	2,252,323
Sotheby's Class A (Ltd. vtg.) (a)(b)	126,103	5,093,300
Strategic Education, Inc.	74,802	8,183,339
Weight Watchers International, Inc. (a)(b)	137,860	4,411,520
		63,369,535
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	320,627	7,990,025
BFC Financial Corp. Class A	233,421	1,440,208
Biglari Holdings, Inc. (a)	350	227,504
Biglari Holdings, Inc. (a)	3,228	422,610
BJ's Restaurants, Inc.	74,263	3,700,525
Bloomin' Brands, Inc.	296,552	5,465,453
Bluegreen Vacations Corp. (b)	26,311	352,567
Boyd Gaming Corp.	294,702	8,051,259
Brinker International, Inc. (b)	138,283	5,603,227
Carrols Restaurant Group, Inc. (a)	123,754	1,067,997
Century Casinos, Inc. (a)	96,438	739,679
Churchill Downs, Inc.	126,321	11,619,006
Chuy's Holdings, Inc. (a)(b)	59,751	1,357,543
Cracker Barrel Old Country Store, Inc. (b)	68,724	11,496,151
Dave & Buster's Entertainment, Inc.	142,622	7,337,902
Del Frisco's Restaurant Group, Inc. (a)(b)	118,032	934,813
Del Taco Restaurants, Inc. (a)	108,603	1,128,385
Denny's Corp. (a)	218,683	3,868,502
Dine Brands Global, Inc.	60,046	4,579,708
Drive Shack, Inc. (a)	215,754	908,324
El Pollo Loco Holdings, Inc. (a)	76,749	1,265,591
Eldorado Resorts, Inc. (a)(b)	235,587	10,983,066
Empire Resorts, Inc. (a)(b)	11,936	143,232
Fiesta Restaurant Group, Inc. (a)	84,710	1,258,791
Golden Entertainment, Inc. (a)(b)	64,655	1,209,049
Habit Restaurants, Inc. Class A (a)(b)	73,115	747,235
International Speedway Corp. Class A	86,559	3,760,989
J. Alexanders Holdings, Inc. (a)	45,536	391,610
Jack in the Box, Inc.	97,135	7,863,078
Lindblad Expeditions Holdings (a)	75,977	933,757
Marriott Vacations Worldwide Corp.	139,141	12,319,544
Monarch Casino & Resort, Inc. (a)	40,023	1,730,595
Nathan's Famous, Inc.	10,072	679,860
Noodles & Co. (a)	50,466	363,355
Papa John's International, Inc. (b)	79,522	3,362,985
Penn National Gaming, Inc. (a)	393,390	9,535,774
Planet Fitness, Inc. (a)	316,363	18,323,745
PlayAGS, Inc. (a)	78,289	1,961,922
Potbelly Corp. (a)(b)	81,667	708,053
RCI Hospitality Holdings, Inc.	32,229	719,029
Red Lion Hotels Corp. (a)	56,797	525,372
Red Robin Gourmet Burgers, Inc. (a)(b)	46,237	1,478,659
Red Rock Resorts, Inc.	248,785	6,314,163
Ruth's Hospitality Group, Inc.	102,869	2,376,274
Scientific Games Corp. Class A (a)(b)	199,046	4,988,093
SeaWorld Entertainment, Inc. (a)	196,713	5,124,374
Shake Shack, Inc. Class A (a)(b)	88,399	4,221,936
Speedway Motorsports, Inc.	40,146	647,956
Texas Roadhouse, Inc. Class A	242,541	14,756,194
The Cheesecake Factory, Inc. (b)	151,195	6,785,632
Town Sports International Holdings, Inc. (a)	51,380	309,821
Wingstop, Inc.	103,960	6,824,974
YETI Holdings, Inc. (b)	60,709	1,032,660
		211,938,756
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	36,000	686,520
Beazer Homes U.S.A., Inc. (a)	111,968	1,402,959
Cavco Industries, Inc. (a)	30,656	5,097,786
Century Communities, Inc. (a)	93,024	2,182,343
Ethan Allen Interiors, Inc.	85,219	1,617,457
Flexsteel Industries, Inc.	25,954	648,071
GoPro, Inc. Class A (a)(b)	410,041	2,021,502
Green Brick Partners, Inc. (a)	86,773	734,100
Hamilton Beach Brands Holding Co. Class A	22,971	600,462
Helen of Troy Ltd. (a)	94,678	10,986,435
Hooker Furniture Corp.	41,223	1,185,986
Hovnanian Enterprises, Inc. Class A (a)	423,607	299,109
Installed Building Products, Inc. (a)	78,895	3,322,268
iRobot Corp. (a)(b)	96,504	8,665,094
KB Home	307,994	6,594,152
La-Z-Boy, Inc.	167,332	4,956,374
LGI Homes, Inc. (a)(b)	66,320	3,932,776
Lifetime Brands, Inc.	41,572	404,496
Lovesac (a)(b)	20,428	487,821
M.D.C. Holdings, Inc.	162,477	5,350,368
M/I Homes, Inc. (a)	97,700	2,588,073
Meritage Homes Corp. (a)	136,559	6,156,080
New Home Co. LLC (a)	46,195	319,669
Purple Innovation, Inc. (a)(b)	14,491	82,889
Roku, Inc. Class A (a)(b)	155,067	6,970,262
Skyline Champion Corp.	102,826	1,857,038
Sonos, Inc. (b)	57,523	682,798
Taylor Morrison Home Corp. (a)	418,148	7,902,997
TopBuild Corp. (a)	127,049	6,709,458
TRI Pointe Homes, Inc. (a)(b)	507,150	6,821,168
Tupperware Brands Corp.	174,612	4,761,669
Turtle Beach Corp. (a)(b)	28,245	420,568
Universal Electronics, Inc. (a)	47,974	1,351,428
Vuzix Corp. (a)(b)	83,426	352,892
William Lyon Homes, Inc. (a)	113,748	1,508,298
Zagg, Inc. (a)	97,593	1,094,993
		110,756,359
Internet & Direct Marketing Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	95,420	1,521,949
Duluth Holdings, Inc. (a)(b)	29,476	703,887
Etsy, Inc. (a)	427,454	23,360,361
Gaia, Inc. Class A (a)	39,978	470,141
Groupon, Inc. (a)	1,594,636	6,011,778
Lands' End, Inc. (a)(b)	37,417	669,764
Leaf Group Ltd. (a)	58,333	447,997
Liberty Expedia Holdings, Inc. (a)	194,653	7,978,826
Liquidity Services, Inc. (a)	93,200	780,084
NutriSystem, Inc.	105,544	4,581,665
Overstock.com, Inc. (a)(b)	82,098	1,424,400
PetMed Express, Inc. (b)	70,995	1,681,162
Quotient Technology, Inc. (a)	283,532	2,835,320
Remark Holdings, Inc. (a)(b)	97,515	195,030
Shutterfly, Inc. (a)	119,745	5,503,480
Shutterstock, Inc.	67,513	2,701,195
Stamps.com, Inc. (a)	62,896	11,703,688
		72,570,727
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	191,581	2,312,383
Callaway Golf Co.	336,808	5,486,602
Clarus Corp.	74,724	836,162
Escalade, Inc.	43,334	483,607
Johnson Outdoors, Inc. Class A	17,337	1,086,163
Malibu Boats, Inc. Class A (a)	73,593	2,984,196
Marine Products Corp.	26,897	381,937
MCBC Holdings, Inc. (a)	65,638	1,432,878
Nautilus, Inc. (a)	106,594	800,521
Sturm, Ruger & Co., Inc.	60,371	3,289,012
Vista Outdoor, Inc. (a)	202,922	2,025,162
		21,118,623
Media - 0.0%
LiveXLive Media, Inc. (a)(b)	105,186	640,583
Multiline Retail - 0.3%
Big Lots, Inc.	143,774	4,534,632
Dillard's, Inc. Class A (b)	41,826	2,793,559
JC Penney Corp., Inc. (a)(b)	1,121,181	1,479,959
Ollie's Bargain Outlet Holdings, Inc. (a)	177,761	13,895,577
		22,703,727
Specialty Retail - 3.0%
Aaron's, Inc. Class A	247,642	12,396,959
Abercrombie & Fitch Co. Class A (b)	239,750	5,195,383
America's Car Mart, Inc. (a)	20,943	1,465,172
American Eagle Outfitters, Inc.	577,364	12,193,928
Armstrong Flooring, Inc. (a)	75,845	1,025,424
Asbury Automotive Group, Inc. (a)	69,429	4,905,159
Ascena Retail Group, Inc. (a)(b)	625,360	1,532,132
At Home Group, Inc. (a)(b)	160,906	3,546,368
Barnes & Noble Education, Inc. (a)	136,707	781,964
Barnes & Noble, Inc. (b)	212,861	1,283,552
Bed Bath & Beyond, Inc. (b)	481,467	7,265,337
Big 5 Sporting Goods Corp. (b)	71,731	246,755
Boot Barn Holdings, Inc. (a)(b)	99,784	2,337,939
Caleres, Inc.	151,172	4,510,972
Camping World Holdings, Inc. (b)	115,278	1,634,642
Cars.com, Inc. (a)(b)	247,626	6,762,666
Carvana Co. Class A (a)(b)	116,038	4,310,812
Chico's FAS, Inc.	443,233	2,570,751
Citi Trends, Inc.	42,843	877,853
Conn's, Inc. (a)	69,997	1,465,737
DSW, Inc. Class A	246,210	6,709,223
Express, Inc. (a)(b)	255,903	1,356,286
Five Below, Inc. (a)	195,451	24,183,138
Francesca's Holdings Corp. (a)(b)	113,541	100,279
GameStop Corp. Class A (b)	359,521	4,076,968
Genesco, Inc. (a)	70,924	3,204,346
GNC Holdings, Inc. Class A (a)(b)	292,992	893,626
Group 1 Automotive, Inc.	66,097	4,033,900
Guess?, Inc.	206,824	4,035,136
Haverty Furniture Companies, Inc.	65,570	1,335,661
Hibbett Sports, Inc. (a)(b)	67,724	1,106,610
Hudson Ltd. (a)	141,559	1,823,280
Kirkland's, Inc. (a)	55,457	566,771
Lithia Motors, Inc. Class A (sub. vtg.)	79,568	7,077,574
Lumber Liquidators Holdings, Inc. (a)(b)	101,424	1,219,116
MarineMax, Inc. (a)	72,236	1,284,356
Monro, Inc.	114,018	8,170,530
Murphy U.S.A., Inc. (a)	107,438	7,902,065
Office Depot, Inc.	1,948,095	5,746,880
Party City Holdco, Inc. (a)(b)	201,759	2,227,419
Pier 1 Imports, Inc. (b)	290,700	237,124
Rent-A-Center, Inc. (a)	158,740	2,777,950
RH (a)(b)	71,277	9,684,406
Rtw Retailwinds, Inc. (a)(b)	103,972	322,313
Sally Beauty Holdings, Inc. (a)(b)	431,331	7,427,520
Shoe Carnival, Inc. (b)	38,042	1,402,989
Signet Jewelers Ltd.	186,016	4,531,350
Sleep Number Corp. (a)	117,002	4,212,072
Sonic Automotive, Inc. Class A (sub. vtg.)	84,738	1,296,491
Sportsman's Warehouse Holdings, Inc. (a)(b)	132,803	682,607
Tailored Brands, Inc.	176,975	2,235,194
The Buckle, Inc. (b)	102,794	1,785,532
The Cato Corp. Class A (sub. vtg.)	79,474	1,180,189
The Children's Place Retail Stores, Inc. (b)	57,050	5,520,158
The Container Store Group, Inc. (a)	57,053	408,499
Tile Shop Holdings, Inc.	143,398	1,088,391
Tilly's, Inc.	73,265	887,239
Winmark Corp.	8,787	1,354,516
Zumiez, Inc. (a)(b)	66,214	1,682,498
		212,079,707
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	237,507	6,821,201
Culp, Inc.	39,574	755,863
Deckers Outdoor Corp. (a)	104,579	13,433,173
Fossil Group, Inc. (a)(b)	163,926	2,780,185
G-III Apparel Group Ltd. (a)	155,922	5,437,000
J.Jill, Inc. (a)(b)	57,776	343,767
Movado Group, Inc.	56,109	1,792,683
Oxford Industries, Inc.	60,029	4,597,021
Rocky Brands, Inc.	24,497	656,765
Steven Madden Ltd.	311,674	10,176,156
Superior Group of Companies, Inc.	31,914	567,112
Unifi, Inc. (a)	55,476	1,186,632
Vera Bradley, Inc. (a)	81,397	728,503
Wolverine World Wide, Inc.	330,105	11,325,903
		60,601,964

TOTAL CONSUMER DISCRETIONARY		862,311,341

CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)(b)	29,581	7,370,402
Castle Brands, Inc. (a)(b)	312,602	264,242
Celsius Holdings, Inc. (a)(b)	76,671	313,584
Coca-Cola Bottling Co. Consolidated	16,868	3,640,114
Craft Brew Alliance, Inc. (a)	45,519	749,243
MGP Ingredients, Inc. (b)	47,476	3,408,302
National Beverage Corp. (b)	42,171	3,535,617
Primo Water Corp. (a)	117,081	1,525,565
		20,807,069
Food & Staples Retailing - 0.6%
Andersons, Inc.	97,658	3,422,913
BJ's Wholesale Club Holdings, Inc. (b)	260,675	6,858,359
Chefs' Warehouse Holdings (a)	78,199	2,511,752
Ingles Markets, Inc. Class A	50,196	1,432,594
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	32,607	445,412
Performance Food Group Co. (a)	364,247	12,442,678
PriceSmart, Inc.	79,220	4,852,225
Rite Aid Corp. (a)(b)	3,757,185	3,018,147
Smart & Final Stores, Inc. (a)(b)	81,398	490,830
SpartanNash Co.	127,813	2,652,120
United Natural Foods, Inc. (a)(b)	183,838	2,408,278
Village Super Market, Inc. Class A	29,279	787,312
Weis Markets, Inc.	34,030	1,651,136
		42,973,756
Food Products - 1.2%
Alico, Inc.	11,264	333,414
B&G Foods, Inc. Class A (b)	235,256	6,271,925
Cal-Maine Foods, Inc.	111,587	4,706,740
Calavo Growers, Inc. (b)	56,761	4,618,075
Darling International, Inc. (a)	585,512	12,453,840
Dean Foods Co.	324,891	1,354,795
Farmer Brothers Co. (a)	35,582	875,317
Fresh Del Monte Produce, Inc.	108,714	3,476,674
Freshpet, Inc. (a)(b)	94,230	3,389,453
Hostess Brands, Inc. Class A (a)(b)	352,817	4,053,867
J&J Snack Foods Corp.	53,673	8,284,428
John B. Sanfilippo & Son, Inc.	30,570	2,086,403
Lancaster Colony Corp.	67,544	10,744,224
Landec Corp. (a)	96,464	1,224,128
Limoneira Co.	52,992	1,167,414
nLIGHT, Inc. (a)(b)	81,062	1,584,762
Sanderson Farms, Inc.	73,092	8,997,625
Seneca Foods Corp. Class A (a)	25,789	737,565
The Simply Good Foods Co. (a)	216,069	4,276,006
Tootsie Roll Industries, Inc. (b)	57,954	2,008,106
		82,644,761
Household Products - 0.2%
Central Garden & Pet Co. (a)(b)	41,706	1,635,292
Central Garden & Pet Co. Class A (non-vtg.) (a)	139,563	4,971,234
Funko, Inc. (a)	37,790	655,657
Oil-Dri Corp. of America	17,817	472,863
WD-40 Co. (b)	48,834	8,875,580
		16,610,626
Personal Products - 0.3%
Edgewell Personal Care Co. (a)(b)	192,759	7,604,343
elf Beauty, Inc. (a)(b)	79,218	665,431
Inter Parfums, Inc.	62,235	4,136,138
MediFast, Inc.	41,883	5,329,193
Natural Health Trends Corp. (b)	26,452	433,548
Nature's Sunshine Products, Inc. (a)	28,355	226,840
Revlon, Inc. (a)(b)	29,000	759,800
USANA Health Sciences, Inc. (a)	45,292	5,303,693
		24,458,986
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	416,313	932,541
Pyxus International, Inc. (a)(b)	29,994	486,803
Turning Point Brands, Inc.	28,253	1,000,439
Universal Corp.	88,106	5,083,716
Vector Group Ltd. (b)	364,300	4,007,300
		11,510,799

TOTAL CONSUMER STAPLES		199,005,997

ENERGY - 3.5%
Energy Equipment & Services - 1.1%
ACM Research, Inc. (a)(b)	28,249	262,998
Archrock, Inc.	455,628	4,301,128
Basic Energy Services, Inc. (a)	68,328	324,558
Bristow Group, Inc. (a)(b)	117,304	385,930
C&J Energy Services, Inc. (a)	227,937	3,662,948
Carbo Ceramics, Inc. (a)(b)	73,833	297,547
Dawson Geophysical Co.	75,408	294,845
Diamond Offshore Drilling, Inc. (a)(b)	232,739	2,543,837
Dril-Quip, Inc. (a)	128,027	4,793,331
Era Group, Inc. (a)	72,079	678,984
Exterran Corp. (a)	115,153	1,999,056
Forum Energy Technologies, Inc. (a)	288,403	1,416,059
Frank's International NV (a)(b)	260,940	1,484,749
FTS International, Inc. (a)	115,291	939,622
Helix Energy Solutions Group, Inc. (a)	503,999	3,442,313
Independence Contract Drilling, Inc. (a)	174,472	596,694
ION Geophysical Corp. (a)	37,916	340,107
Key Energy Services, Inc. (a)	33,132	55,330
KLX Energy Services Holdings, Inc. (a)	71,660	1,867,460
Liberty Oilfield Services, Inc. Class A (b)	157,676	2,398,252
Mammoth Energy Services, Inc.	44,484	984,431
Matrix Service Co. (a)	94,423	2,025,373
McDermott International, Inc. (a)(b)	641,967	5,662,149
Natural Gas Services Group, Inc. (a)	44,237	730,353
NCS Multistage Holdings, Inc. (a)(b)	34,808	197,013
Newpark Resources, Inc. (a)	317,700	2,640,087
Noble Corp. (a)(b)	879,301	2,901,693
Nuverra Environmental Solutions, Inc. (a)	4,432	59,832
Oceaneering International, Inc. (a)	354,149	5,556,598
Oil States International, Inc. (a)(b)	214,214	3,688,765
PHI, Inc. (non-vtg.) (a)(b)	44,150	144,812
Pioneer Energy Services Corp. (a)	268,521	397,411
Profire Energy, Inc. (a)	87,913	146,815
Quintana Energy Services, Inc. (a)	19,930	96,461
RigNet, Inc. (a)	50,065	668,868
Rowan Companies PLC (a)(b)	456,819	5,568,624
SEACOR Holdings, Inc. (a)	61,336	2,538,697
SEACOR Marine Holdings, Inc. (a)	58,683	777,550
Smart Sand, Inc. (a)(b)	79,326	201,488
Solaris Oilfield Infrastructure, Inc. Class A (b)	95,396	1,434,756
Superior Energy Services, Inc. (a)	546,701	2,137,601
TETRA Technologies, Inc. (a)	434,612	925,724
Tidewater, Inc. (a)	101,943	2,193,813
U.S. Silica Holdings, Inc. (b)	280,758	3,784,618
Unit Corp. (a)	187,752	2,996,522
		80,545,802
Oil, Gas& Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	573,525	682,495
Adams Resources & Energy, Inc.	7,566	299,841
Alta Mesa Resources, Inc. Class A (a)(b)	364,723	349,405
Approach Resources, Inc. (a)(b)	162,217	156,264
Arch Coal, Inc.	62,593	5,516,321
Ardmore Shipping Corp. (a)	118,865	673,965
Berry Petroleum Corp. (b)	47,097	555,274
Bonanza Creek Energy, Inc. (a)	67,122	1,547,162
California Resources Corp. (a)(b)	162,119	3,266,698
Callon Petroleum Co. (a)(b)	817,725	6,656,282
Carrizo Oil & Gas, Inc. (a)	313,139	3,845,347
Clean Energy Fuels Corp. (a)	491,759	934,342
Cloud Peak Energy, Inc. (a)(b)	241,023	89,926
CONSOL Energy, Inc. (a)	100,695	3,577,693
CVR Energy, Inc.	65,531	2,631,070
Delek U.S. Holdings, Inc.	291,509	9,476,958
Denbury Resources, Inc. (a)(b)	1,639,782	3,328,757
DHT Holdings, Inc.	327,984	1,328,335
Dorian Lpg Ltd. (a)	97,459	534,075
Earthstone Energy, Inc. (a)	67,474	406,868
Eclipse Resources Corp. (a)(b)	308,391	354,650
Energy Fuels, Inc. (a)(b)	306,086	878,225
EP Energy Corp. (a)	134,810	92,938
Evolution Petroleum Corp.	91,133	680,764
Frontline Ltd. (NY Shares) (a)(b)	274,405	1,413,186
GasLog Ltd.	146,189	2,621,169
Golar LNG Ltd.	338,702	7,542,894
Goodrich Petroleum Corp. (a)	31,855	435,776
Green Plains, Inc.	140,170	1,991,816
Gulfport Energy Corp. (a)	625,439	5,247,433
Halcon Resources Corp. (a)(b)	477,667	783,374
Hallador Energy Co.	58,820	333,215
Highpoint Resources, Inc. (a)(b)	388,016	1,086,445
International Seaways, Inc. (a)	77,421	1,402,869
Isramco, Inc. (a)	3,073	342,025
Jagged Peak Energy, Inc. (a)(b)	228,407	2,405,126
Laredo Petroleum, Inc. (a)	555,058	2,109,220
Lilis Energy, Inc. (a)(b)	159,585	346,299
Matador Resources Co. (a)(b)	377,371	7,358,735
Midstates Petroleum Co., Inc. (a)	53,414	517,048
NACCO Industries, Inc. Class A	13,382	456,059
Nextdecade Corp. (a)	26,396	96,345
Nine Energy Service, Inc. (a)	52,895	1,268,422
Nordic American Tanker Shipping Ltd. (b)	502,194	1,029,498
Northern Oil & Gas, Inc. (a)(b)	694,414	1,756,867
Oasis Petroleum, Inc. (a)	966,214	5,816,608
Overseas Shipholding Group, Inc. (a)	205,500	371,955
Panhandle Royalty Co. Class A	55,806	892,896
Par Pacific Holdings, Inc. (a)	110,441	1,795,771
PDC Energy, Inc. (a)	237,355	7,730,652
Peabody Energy Corp.	280,132	10,000,712
Penn Virginia Corp. (a)	44,738	2,346,955
Ramaco Resources, Inc. (a)(b)	21,614	130,981
Renewable Energy Group, Inc. (a)(b)	132,525	3,829,973
Resolute Energy Corp. (a)(b)	78,384	2,565,508
Rex American Resources Corp. (a)(b)	19,884	1,450,140
Ring Energy, Inc. (a)	204,035	1,199,726
Sanchez Energy Corp. (a)(b)	257,055	67,348
SandRidge Energy, Inc. (a)	108,938	903,096
Scorpio Tankers, Inc.	163,883	3,069,529
SemGroup Corp. Class A	283,543	4,542,359
Ship Finance International Ltd. (NY Shares) (b)	289,940	3,525,670
SilverBow Resources, Inc. (a)	25,175	612,004
Southwestern Energy Co. (a)(b)	2,110,331	9,222,146
SRC Energy, Inc. (a)	866,244	4,261,920
Talos Energy, Inc. (a)	71,585	1,367,274
Teekay Corp. (b)	243,113	853,327
Teekay Tankers Ltd.	683,437	683,437
Tellurian, Inc. (a)(b)	305,679	3,056,790
Ultra Petroleum Corp. (a)(b)	570,304	410,619
Uranium Energy Corp. (a)(b)	627,146	815,290
W&T Offshore, Inc. (a)(b)	332,198	1,674,278
WildHorse Resource Development Corp. (a)(b)	98,811	1,676,823
World Fuel Services Corp.	239,925	5,971,733
Zion Oil & Gas, Inc. (a)(b)	179,679	87,414
		169,340,410

TOTAL ENERGY		249,886,212

FINANCIALS - 17.8%
Banks - 9.5%
1st Constitution Bancorp	26,140	507,639
1st Source Corp.	56,629	2,570,957
Access National Corp.	54,656	1,290,428
ACNB Corp.	24,642	896,969
Allegiance Bancshares, Inc. (a)	41,952	1,506,916
Amalgamated Bank	42,729	766,558
American National Bankshares, Inc.	29,063	949,779
Ameris Bancorp	151,782	5,760,127
Ames National Corp.	30,968	778,536
Arrow Financial Corp.	43,518	1,386,048
Atlantic Capital Bancshares, Inc. (a)	91,398	1,652,476
Auburn National Bancorp., Inc.	7,994	260,285
Banc of California, Inc.	153,159	2,233,058
BancFirst Corp.	64,769	3,476,800
Bancorp, Inc., Delaware (a)	180,459	1,530,292
BancorpSouth Bank	336,067	9,806,435
Bank of Commerce Holdings	54,664	584,358
Bank of Marin Bancorp	48,658	2,040,717
Bank7 Corp.	12,524	195,249
Bankwell Financial Group, Inc.	21,474	620,599
Banner Corp.	114,920	6,267,737
Bar Harbor Bankshares	54,041	1,293,201
BayCom Corp.	36,719	793,130
BCB Bancorp, Inc.	46,514	546,074
Berkshire Hills Bancorp, Inc.	146,191	3,983,705
Blue Hills Bancorp, Inc.	82,352	1,946,801
Boston Private Financial Holdings, Inc.	296,831	3,443,240
Bridge Bancorp, Inc.	60,470	1,861,871
Bridgewater Bancshares, Inc. (a)	82,960	925,004
Brookline Bancorp, Inc., Delaware	283,225	4,211,556
Bryn Mawr Bank Corp.	71,867	2,658,360
Business First Bancshares, Inc.	38,054	877,906
Byline Bancorp, Inc. (a)	57,815	1,092,125
C & F Financial Corp.	11,779	588,714
Cadence Bancorp Class A	430,551	8,072,831
Cambridge Bancorp (b)	13,135	999,574
Camden National Corp.	56,028	2,270,255
Capital Bancorp, Inc.	23,100	271,425
Capital City Bank Group, Inc.	40,682	976,368
Capstar Financial Holdings, Inc.	27,977	446,233
Carolina Financial Corp.	75,825	2,625,062
Cathay General Bancorp	275,630	10,231,386
CB Financial Services, Inc.	16,100	388,815
CBTX, Inc.	66,505	2,144,786
Centerstate Banks of Florida, Inc.	327,679	8,126,439
Central Pacific Financial Corp.	102,406	2,931,884
Central Valley Community Bancorp	41,048	811,519
Century Bancorp, Inc. Class A (non-vtg.)	10,193	791,283
Chemical Financial Corp.	254,772	11,327,163
Chemung Financial Corp.	11,587	485,727
Citizens & Northern Corp.	44,302	1,110,651
City Holding Co.	57,048	4,089,201
Civista Bancshares, Inc.	49,073	919,137
CNB Financial Corp., Pennsylvania	51,800	1,308,986
Coastal Financial Corp. of Washington (a)	22,800	339,036
Codorus Valley Bancorp, Inc.	32,466	717,499
Columbia Banking Systems, Inc.	261,547	9,611,852
Community Bank System, Inc.	179,445	10,757,728
Community Bankers Trust Corp. (a)	77,179	575,755
Community Financial Corp.	16,930	500,282
Community Trust Bancorp, Inc.	56,223	2,283,216
ConnectOne Bancorp, Inc.	107,124	2,142,480
County Bancorp, Inc.	17,146	293,368
Customers Bancorp, Inc. (a)	104,624	2,057,954
CVB Financial Corp.	398,649	8,734,400
Eagle Bancorp, Inc. (a)	114,222	6,268,503
Enterprise Bancorp, Inc.	34,459	1,114,749
Enterprise Financial Services Corp.	81,777	3,608,819
Equity Bancshares, Inc. (a)	47,680	1,513,840
Esquire Financial Holdings, Inc. (a)	21,421	465,478
Evans Bancorp, Inc.	16,723	585,305
Farmers & Merchants Bancorp, Inc. (b)	31,862	1,004,609
Farmers National Banc Corp.	90,257	1,170,633
Fidelity D & D Bancorp, Inc. (b)	10,043	592,637
Fidelity Southern Corp.	79,559	2,423,367
Financial Institutions, Inc.	54,170	1,452,839
First Bancorp, North Carolina	105,154	3,866,513
First Bancorp, Puerto Rico	765,795	8,155,717
First Bancshares, Inc.	43,992	1,425,781
First Bank Hamilton New Jersey	58,023	652,179
First Busey Corp.	155,977	3,861,991
First Business Finance Services, Inc.	29,367	606,135
First Choice Bancorp	31,895	689,251
First Commonwealth Financial Corp.	358,474	4,875,246
First Community Bankshares, In	56,767	1,947,108
First Community Corp.	25,679	526,420
First Financial Bancorp, Ohio	341,394	8,988,904
First Financial Bankshares, Inc. (b)	232,373	14,197,990
First Financial Corp., Indiana	42,496	1,762,309
First Financial Northwest, Inc.	29,355	444,728
First Foundation, Inc.	135,765	1,972,665
First Guaranty Bancshares, Inc.	19,251	418,324
First Internet Bancorp	34,656	693,120
First Interstate Bancsystem, Inc.	117,021	4,554,457
First Merchants Corp.	176,624	6,469,737
First Mid-Illinois Bancshares, Inc.	45,055	1,467,892
First Midwest Bancorp, Inc., Delaware	377,170	8,305,283
First Northwest Bancorp	33,273	508,079
First of Long Island Corp.	87,035	1,803,365
First Savings Financial Group, Inc.	6,150	308,300
First United Corp.	26,479	428,960
Flushing Financial Corp.	97,143	2,154,632
Franklin Financial Network, Inc.	45,685	1,455,981
Fulton Financial Corp.	615,461	9,878,149
FVCBankcorp, Inc.	6,591	115,343
German American Bancorp, Inc.	74,685	2,184,536
Glacier Bancorp, Inc.	303,290	12,792,772
Great Southern Bancorp, Inc.	40,240	2,146,402
Great Western Bancorp, Inc.	211,792	7,474,140
Guaranty Bancshares, Inc. Texas	27,415	822,450
Hancock Whitney Corp.	304,069	12,491,155
Hanmi Financial Corp.	115,465	2,532,147
HarborOne Bancorp, Inc. (a)	51,007	774,286
Heartland Financial U.S.A., Inc.	104,861	4,756,495
Heritage Commerce Corp.	142,152	1,886,357
Heritage Financial Corp., Washington	131,590	4,076,658
Hilltop Holdings, Inc.	257,938	4,748,639
Home Bancshares, Inc.	569,696	10,431,134
HomeTrust Bancshares, Inc.	62,260	1,681,020
Hope Bancorp, Inc.	444,501	6,360,809
Horizon Bancorp, Inc. Indiana	131,438	2,121,409
Howard Bancorp, Inc. (a)	46,772	600,085
IBERIABANK Corp.	197,804	14,615,738
Independent Bank Corp.	78,648	1,742,840
Independent Bank Corp., Massachusetts	97,453	7,774,800
Independent Bank Group, Inc.	117,157	6,181,203
International Bancshares Corp.	197,103	6,991,243
Investar Holding Corp.	31,872	734,968
Investors Bancorp, Inc.	861,673	10,460,710
Lakeland Bancorp, Inc.	159,382	2,494,328
Lakeland Financial Corp.	87,435	3,937,198
LCNB Corp.	31,905	526,433
LegacyTexas Financial Group, Inc.	170,474	6,791,684
Live Oak Bancshares, Inc. (b)	90,934	1,263,983
Luther Burbank Corp.	72,414	684,312
Macatawa Bank Corp.	91,797	895,939
MB Financial, Inc.	295,913	13,132,619
MBT Financial Corp.	63,486	635,495
Mercantile Bank Corp.	59,131	1,963,149
Merchants Bancorp/IN	57,468	1,124,649
Metropolitan Bank Holding Corp. (a)	23,234	813,190
Mid Penn Bancorp, Inc.	16,528	382,623
Middlefield Banc Corp.	12,009	513,505
Midland States Bancorp, Inc.	74,651	1,799,836
Midsouth Bancorp, Inc.	53,285	608,515
MidWestOne Financial Group, Inc.	39,427	1,092,522
MutualFirst Financial, Inc.	20,587	597,023
MVB Financial Corp.	30,729	517,476
National Bank Holdings Corp.	103,466	3,306,773
National Bankshares, Inc.	24,059	835,569
National Commerce Corp. (a)	64,596	2,630,026
NBT Bancorp, Inc.	152,821	5,443,484
Nicolet Bankshares, Inc. (a)	29,642	1,621,121
Northeast Bancorp	27,038	533,189
Northrim Bancorp, Inc.	24,286	804,595
Norwood Financial Corp.	20,522	601,705
Oak Valley Bancorp Oakdale California (b)	27,731	489,452
OFG Bancorp	156,054	3,024,327
Ohio Valley Banc Corp.	14,512	520,691
Old Line Bancshares, Inc.	55,739	1,505,510
Old National Bancorp, Indiana	539,764	8,711,791
Old Second Bancorp, Inc.	103,586	1,453,312
OP Bancorp	44,908	408,663
Opus Bank	70,137	1,465,863
Origin Bancorp, Inc.	62,224	2,119,972
Orrstown Financial Services, Inc.	26,193	493,214
Pacific City Financial Corp.	42,435	698,056
Pacific Mercantile Bancorp (a)	55,457	435,892
Pacific Premier Bancorp, Inc.	163,167	4,854,218
Park National Corp.	49,290	4,634,246
Parke Bancorp, Inc.	24,450	479,709
PCSB Financial Corp.	59,073	1,199,773
Peapack-Gladstone Financial Corp.	65,125	1,738,186
Penns Woods Bancorp, Inc.	16,099	568,778
People's Utah Bancorp	54,758	1,609,885
Peoples Bancorp of North Carolina	18,043	469,118
Peoples Bancorp, Inc.	62,402	1,996,864
Peoples Financial Services Corp.	24,527	1,011,493
Preferred Bank, Los Angeles	50,371	2,345,274
Premier Financial Bancorp, Inc.	42,447	605,719
QCR Holdings, Inc.	46,533	1,594,221
Reliant Bancorp, Inc. (b)	36,089	775,914
Renasant Corp.	172,660	6,132,883
Republic Bancorp, Inc., Kentucky Class A	34,151	1,423,755
Republic First Bancorp, Inc. (a)	157,169	927,297
S&T Bancorp, Inc.	123,484	4,744,255
Sandy Spring Bancorp, Inc.	124,089	4,046,542
SB One Bancorp	25,125	550,238
Seacoast Banking Corp., Florida (a)	164,885	4,537,635
Select Bancorp, Inc. New (a)	54,665	661,447
ServisFirst Bancshares, Inc.	166,428	5,616,945
Shore Bancshares, Inc.	44,982	670,232
Sierra Bancorp	50,267	1,337,102
Simmons First National Corp. Class A	323,790	8,010,565
SmartFinancial, Inc. (a)	40,524	782,113
South State Corp.	130,584	8,664,248
Southern First Bancshares, Inc. (a)	24,413	878,624
Southern National Bancorp of Virginia, Inc.	69,129	1,042,465
Southside Bancshares, Inc.	119,574	3,944,746
Spirit of Texas Bancshares, Inc. (a)(b)	33,077	728,356
Stock Yards Bancorp, Inc.	77,854	2,691,413
Summit Financial Group, Inc.	38,939	916,235
The Bank of NT Butterfield & Son Ltd.	195,305	6,845,440
The Bank of Princeton	20,579	607,904
The First Bancorp, Inc.	36,067	933,053
Tompkins Financial Corp.	53,112	3,905,856
TowneBank	235,736	6,119,707
Trico Bancshares	91,550	3,453,266
TriState Capital Holdings, Inc. (a)	87,612	1,783,780
Triumph Bancorp, Inc. (a)	86,441	2,632,993
Trustmark Corp.	238,006	7,504,329
UMB Financial Corp.	161,498	10,394,011
Union Bankshares Corp.	234,084	7,387,691
Union Bankshares, Inc.	15,158	722,279
United Bankshares, Inc., West Virginia	356,474	12,608,485
United Community Bank, Inc.	280,577	7,216,440
United Security Bancshares, California	51,285	526,184
Unity Bancorp, Inc.	27,667	548,083
Univest Corp. of Pennsylvania	104,506	2,454,846
Valley National Bancorp	1,149,956	11,626,055
Veritex Holdings, Inc. (b)	158,776	4,201,213
Washington Trust Bancorp, Inc.	54,370	2,829,415
WesBanco, Inc.	186,663	7,580,384
West Bancorp., Inc.	56,293	1,212,551
Westamerica Bancorp. (b)	92,539	5,798,494
		674,723,916
Capital Markets - 1.2%
Arlington Asset Investment Corp. (b)	103,323	890,644
Artisan Partners Asset Management, Inc.	171,479	3,998,890
Ashford, Inc.	2,298	149,370
Associated Capital Group, Inc. (b)	8,362	354,465
B. Riley Financial, Inc.	72,781	1,109,910
Blucora, Inc. (a)	170,532	5,032,399
Cohen & Steers, Inc.	79,311	2,984,473
Cowen Group, Inc. Class A (a)(b)	98,923	1,599,585
Diamond Hill Investment Group, Inc.	11,580	1,794,900
Federated Investors, Inc. Class B (non-vtg.)	346,347	9,050,047
Gain Capital Holdings, Inc. (b)	98,226	635,522
GAMCO Investors, Inc. Class A	16,471	328,596
Greenhill & Co., Inc. (b)	63,204	1,583,892
Hamilton Lane, Inc. Class A	59,681	2,164,630
Houlihan Lokey	120,610	5,335,786
INTL FCStone, Inc. (a)	54,512	2,083,994
Investment Technology Group, Inc.	116,816	3,534,852
Ladenburg Thalmann Financial Services, Inc.	364,158	1,048,775
Moelis & Co. Class A	159,564	6,980,925
OM Asset Management Ltd.	287,677	3,558,564
Oppenheimer Holdings, Inc. Class A (non-vtg.)	34,319	924,211
Piper Jaffray Companies	51,415	3,549,177
PJT Partners, Inc.	71,586	3,112,559
Pzena Investment Management, Inc.	62,303	545,774
Rosehill Resources, Inc. (a)(b)	8,344	29,037
Safeguard Scientifics, Inc. (a)	68,285	648,025
Siebert Financial Corp. (a)(b)	26,077	288,412
Silvercrest Asset Management Group Class A	28,678	381,991
Stifel Financial Corp.	247,697	11,857,255
Value Line, Inc.	3,630	77,864
Virtus Investment Partners, Inc.	24,866	2,237,194
Waddell & Reed Financial, Inc. Class A (b)	278,434	4,766,790
Westwood Holdings Group, Inc.	29,342	1,074,504
WisdomTree Investments, Inc.	416,856	2,792,935
		86,505,947
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	41,648	520,600
Elevate Credit, Inc. (a)	73,079	325,202
Encore Capital Group, Inc. (a)(b)	93,480	2,761,399
Enova International, Inc. (a)	120,871	2,786,077
EZCORP, Inc. (non-vtg.) Class A (a)(b)	178,358	1,662,297
First Cash Financial Services, Inc.	155,440	12,812,919
Green Dot Corp. Class A (a)	172,894	12,797,614
LendingClub Corp. (a)(b)	1,144,124	3,649,756
Nelnet, Inc. Class A	66,364	3,490,746
PRA Group, Inc. (a)(b)	160,099	4,724,521
Regional Management Corp. (a)	32,969	905,988
World Acceptance Corp. (a)	22,162	2,297,978
		48,735,097
Diversified Financial Services - 0.4%
Acushnet Holdings Corp.	124,087	2,852,760
Banco Latinoamericano de Comercio Exterior SA Series E	108,394	2,035,639
Cannae Holdings, Inc. (a)	247,349	4,783,730
Columbia Financial, Inc. (b)	175,818	2,603,865
Donnelley Financial Solutions, Inc. (a)	120,116	1,758,498
FB Financial Corp.	58,230	1,926,248
FGL Holdings Class A (a)	521,894	4,128,182
Focus Financial Partners, Inc. Class A	67,077	1,886,205
Granite Point Mortgage Trust, Inc.	154,818	3,022,047
Level One Bancorp, Inc. (b)	18,238	443,183
Marlin Business Services Corp.	30,774	682,875
On Deck Capital, Inc. (a)	182,680	1,373,754
Pennymac Financial Services, Inc.	70,755	1,463,213
RBB Bancorp	49,379	920,918
Senseonics Holdings, Inc. (a)(b)	304,553	764,428
		30,645,545
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	161,734	3,060,007
American Equity Investment Life Holding Co.	319,736	10,014,132
Amerisafe, Inc.	68,425	4,065,129
Argo Group International Holdings, Ltd.	115,822	7,729,960
Citizens, Inc. Class A (a)(b)	177,390	1,257,695
CNO Financial Group, Inc.	587,230	10,499,672
Crawford & Co. Class B	40,789	393,614
Donegal Group, Inc. Class A	32,786	431,792
eHealth, Inc. (a)	67,315	4,116,985
EMC Insurance Group	32,926	1,082,607
Employers Holdings, Inc.	115,565	4,896,489
Enstar Group Ltd. (a)	42,886	7,633,708
FBL Financial Group, Inc. Class A	35,026	2,459,526
Fednat Holding Co.	41,280	747,581
Genworth Financial, Inc. Class A (a)	1,802,903	8,726,051
Global Indemnity Ltd.	29,726	977,985
Goosehead Insurance (b)	34,913	1,003,400
Greenlight Capital Re, Ltd. (a)(b)	102,366	1,061,535
Hallmark Financial Services, Inc. (a)	45,463	440,991
HCI Group, Inc.	26,252	1,243,820
Health Insurance Innovations, Inc. (a)(b)	46,149	1,769,353
Heritage Insurance Holdings, Inc. (b)	71,476	1,037,832
Horace Mann Educators Corp.	147,017	6,123,258
Independence Holding Co.	16,637	594,939
Investors Title Co.	4,916	849,141
James River Group Holdings Ltd.	93,026	3,588,013
Kemper Corp.	188,473	14,169,400
Kingstone Companies, Inc.	33,153	545,367
Kinsale Capital Group, Inc.	70,139	4,068,062
Maiden Holdings Ltd.	239,471	308,918
MBIA, Inc. (a)(b)	318,472	3,060,516
National General Holdings Corp.	231,132	5,581,838
National Western Life Group, Inc.	8,148	2,471,288
Navigators Group, Inc.	73,732	5,146,494
NI Holdings, Inc. (a)	33,644	504,660
Primerica, Inc.	154,157	17,322,622
ProAssurance Corp.	189,768	8,095,503
Protective Insurance Corp. Class B	33,433	616,170
RLI Corp.	139,932	9,236,911
Safety Insurance Group, Inc.	52,636	4,332,469
Selective Insurance Group, Inc.	207,329	12,630,483
State Auto Financial Corp.	59,468	2,021,912
Stewart Information Services Corp.	83,367	3,705,663
Third Point Reinsurance Ltd. (a)	264,586	2,780,799
Tiptree, Inc.	101,611	604,585
Trupanion, Inc. (a)(b)	89,898	2,386,792
United Fire Group, Inc.	75,561	3,929,172
United Insurance Holdings Corp.	73,174	1,194,200
Universal Insurance Holdings, Inc.	113,444	4,279,108
		194,798,147
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	103,466	1,864,457
Anworth Mortgage Asset Corp.	340,670	1,522,795
Apollo Commercial Real Estate Finance, Inc.	439,554	7,999,883
Arbor Realty Trust, Inc. (b)	235,942	2,821,866
Ares Commercial Real Estate Corp.	96,174	1,384,906
Armour Residential REIT, Inc.	150,072	3,154,513
Blackstone Mortgage Trust, Inc.	397,774	13,719,225
Capstead Mortgage Corp.	321,447	2,369,064
Cherry Hill Mortgage Investment Corp.	56,950	1,053,575
Dynex Capital, Inc.	206,905	1,245,568
Exantas Capital Corp.	109,298	1,155,280
Great Ajax Corp.	56,891	734,463
Invesco Mortgage Capital, Inc.	400,274	6,444,411
KKR Real Estate Finance Trust, Inc.	76,134	1,569,883
Ladder Capital Corp. Class A	331,035	5,730,216
New York Mortgage Trust, Inc. (b)	556,204	3,492,961
Orchid Island Capital, Inc. (b)	187,003	1,297,801
PennyMac Mortgage Investment Trust	215,430	4,360,303
Redwood Trust, Inc.	294,056	4,743,123
TPG RE Finance Trust, Inc.	124,363	2,466,118
Western Asset Mortgage Capital Corp.	166,895	1,595,516
ZAIS Financial Corp. (b)	62,314	974,591
		71,700,518
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	25,088	1,656,059
Thrifts & Mortgage Finance - 2.3%
Axos Financial, Inc. (a)(b)	211,894	6,433,102
BankFinancial Corp.	47,127	706,905
Beneficial Bancorp, Inc.	244,721	3,815,200
BSB Bancorp, Inc. (a)	29,952	966,252
Capitol Federal Financial, Inc.	459,281	5,910,946
Dime Community Bancshares, Inc.	113,810	2,244,333
Entegra Financial Corp. (a)	24,021	561,131
ESSA Bancorp, Inc.	32,167	484,435
Essent Group Ltd. (a)	343,108	13,638,543
Farmer Mac Class C (non-vtg.)	32,345	2,288,409
First Defiance Financial Corp.	72,774	2,050,771
Flagstar Bancorp, Inc.	106,053	3,271,735
FS Bancorp, Inc.	13,492	655,037
Greene County Bancorp, Inc.	10,131	308,692
Hingham Institution for Savings	4,686	866,441
Home Bancorp, Inc.	27,814	983,503
HomeStreet, Inc. (a)	90,000	2,202,300
Impac Mortgage Holdings, Inc. (a)(b)	34,921	122,573
Kearny Financial Corp.	327,226	4,201,582
LendingTree, Inc. (a)(b)	28,503	8,446,579
Malvern Bancorp, Inc. (a)	26,946	563,710
Meridian Bancorp, Inc. Maryland	170,269	2,696,210
Meta Financial Group, Inc.	100,378	2,363,902
MGIC Investment Corp. (a)	1,292,444	16,129,701
NMI Holdings, Inc. (a)	225,556	4,962,232
Northfield Bancorp, Inc.	153,960	2,203,168
Northwest Bancshares, Inc.	341,720	6,027,941
OceanFirst Financial Corp.	170,040	4,082,660
Oconee Federal Financial Corp.	6,129	160,273
Ocwen Financial Corp. (a)	419,498	704,757
Oritani Financial Corp.	142,540	2,403,224
PDL Community Bancorp (a)	30,598	395,632
Provident Bancorp, Inc. (a)	17,168	388,168
Provident Financial Services, Inc.	221,682	5,477,762
Prudential Bancorp, Inc.	34,347	626,489
Radian Group, Inc.	771,931	14,851,952
Riverview Bancorp, Inc.	75,311	561,067
SI Financial Group, Inc.	40,048	515,818
Southern Missouri Bancorp, Inc.	25,176	886,447
Sterling Bancorp, Inc.	78,196	672,486
Territorial Bancorp, Inc.	26,790	738,868
Timberland Bancorp, Inc.	23,282	654,690
Trustco Bank Corp., New York	333,687	2,589,411
United Community Financial Corp.	172,722	1,637,405
United Financial Bancorp, Inc. New	180,074	2,666,896
Walker & Dunlop, Inc.	99,050	4,761,334
Washington Federal, Inc.	297,794	8,662,827
Waterstone Financial, Inc.	89,161	1,399,828
Westfield Financial, Inc.	94,076	870,203
WMI Holdings Corp. (a)	266,452	4,100,696
WSFS Financial Corp.	108,019	4,555,161
		159,469,387

TOTAL FINANCIALS		1,268,234,616

HEALTH CARE - 15.7%
Biotechnology - 6.3%
Abeona Therapeutics, Inc. (a)	111,364	756,162
ACADIA Pharmaceuticals, Inc. (a)(b)	352,236	8,023,936
Acceleron Pharma, Inc. (a)	138,698	5,880,795
Achaogen, Inc. (a)(b)	105,101	158,703
Achillion Pharmaceuticals, Inc. (a)	484,679	1,061,447
Acorda Therapeutics, Inc. (a)(b)	156,577	2,603,876
Adamas Pharmaceuticals, Inc. (a)(b)	79,124	712,116
ADMA Biologics, Inc. (a)(b)	69,296	204,423
Aduro Biotech, Inc. (a)	229,118	682,772
Adverum Biotechnologies, Inc. (a)	194,213	617,597
Aeglea BioTherapeutics, Inc. (a)	58,903	538,373
Agenus, Inc. (a)(b)	310,675	1,046,975
AgeX Therapeutics, Inc. (a)(b)	31,480	121,828
Aimmune Therapeutics, Inc. (a)(b)	157,137	3,695,862
Akebia Therapeutics, Inc. (a)(b)	305,252	1,681,939
Albireo Pharma, Inc. (a)	32,265	838,890
Alder Biopharmaceuticals, Inc. (a)(b)	209,150	2,944,832
Aldeyra Therapeutics, Inc. (a)	75,638	666,371
Allakos, Inc. (a)(b)	29,978	1,197,621
Allena Pharmaceuticals, Inc. (a)	40,716	285,419
Allogene Therapeutics, Inc. (b)	75,973	2,304,261
AMAG Pharmaceuticals, Inc. (a)(b)	122,047	1,997,909
Amicus Therapeutics, Inc. (a)(b)	678,209	8,165,636
AnaptysBio, Inc. (a)(b)	75,718	5,021,618
Apellis Pharmaceuticals, Inc. (a)	128,608	1,800,512
Aptinyx, Inc. (b)	47,243	252,278
Arbutus Biopharma Corp. (a)	126,061	465,165
Arcus Biosciences, Inc.	111,672	1,135,704
Ardelyx, Inc. (a)	154,704	324,878
Arena Pharmaceuticals, Inc. (a)	177,725	8,170,018
ArQule, Inc. (a)	387,169	1,432,525
Array BioPharma, Inc. (a)	737,996	13,778,385
Arrowhead Pharmaceuticals, Inc. (a)(b)	311,930	4,404,452
Arsanis, Inc. (a)(b)	18,486	50,467
Atara Biotherapeutics, Inc. (a)(b)	150,308	5,711,704
Athersys, Inc. (a)(b)	398,807	634,103
Audentes Therapeutics, Inc. (a)	133,546	3,311,941
AVEO Pharmaceuticals, Inc. (a)(b)	383,234	268,034
Avid Bioservices, Inc. (a)	180,992	696,819
AVROBIO, Inc.	21,441	267,155
Bellicum Pharmaceuticals, Inc. (a)(b)	143,590	473,847
BioCryst Pharmaceuticals, Inc. (a)(b)	392,040	3,402,907
Biohaven Pharmaceutical Holding Co. Ltd. (a)	101,901	3,881,409
Biospecifics Technologies Corp. (a)	20,512	1,332,870
BioTime, Inc. (b)	316,425	446,159
Blueprint Medicines Corp. (a)	147,974	10,667,446
Calithera Biosciences, Inc. (a)	110,057	490,854
Calyxt, Inc. (a)(b)	21,082	279,758
Cara Therapeutics, Inc. (a)(b)	115,978	1,768,665
CareDx, Inc. (a)	125,950	3,530,379
CASI Pharmaceuticals, Inc. (a)(b)	178,021	615,953
Catalyst Biosciences, Inc. (a)(b)	41,965	368,872
Catalyst Pharmaceutical Partners, Inc. (a)(b)	344,919	869,196
Celcuity, Inc. (a)	20,736	460,754
Cellular Biomedicine Group, Inc. (a)(b)	41,321	734,274
ChemoCentryx, Inc. (a)	80,105	980,485
Chimerix, Inc. (a)	156,564	364,794
Clovis Oncology, Inc. (a)(b)	170,535	4,324,768
CohBar, Inc. (a)(b)	84,226	276,261
Coherus BioSciences, Inc. (a)(b)	184,751	2,486,748
Concert Pharmaceuticals, Inc. (a)	75,717	1,071,396
Constellation Pharmaceuticals, Inc. (b)	14,342	103,693
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	177,910	1,345,000
Corvus Pharmaceuticals, Inc. (a)	49,597	197,892
Crinetics Pharmaceuticals, Inc. (a)(b)	24,843	652,874
CTI BioPharma Corp. (a)	184,781	219,889
Cue Biopharma, Inc. (a)(b)	63,012	321,991
Cytokinetics, Inc. (a)	163,659	1,150,523
CytomX Therapeutics, Inc. (a)	159,878	2,714,728
Deciphera Pharmaceuticals, Inc. (a)(b)	31,325	841,703
Denali Therapeutics, Inc. (a)(b)	163,555	3,117,358
Dicerna Pharmaceuticals, Inc. (a)(b)	191,542	1,974,798
Dynavax Technologies Corp. (a)(b)	221,829	2,444,556
Eagle Pharmaceuticals, Inc. (a)(b)	37,458	1,582,975
Editas Medicine, Inc. (a)(b)	165,856	3,604,051
Eidos Therapeutics, Inc. (b)	25,633	312,979
Emergent BioSolutions, Inc. (a)	162,732	10,152,849
Enanta Pharmaceuticals, Inc. (a)	60,031	4,768,262
Epizyme, Inc. (a)	212,087	2,167,529
Equillium, Inc.	18,371	161,481
Esperion Therapeutics, Inc. (a)(b)	82,009	3,809,318
Evelo Biosciences, Inc. (b)	49,146	441,331
Fate Therapeutics, Inc. (a)(b)	217,531	3,293,419
Fennec Pharmaceuticals, Inc. (a)(b)	41,569	278,097
FibroGen, Inc. (a)	272,095	15,441,391
Five Prime Therapeutics, Inc. (a)	119,251	1,341,574
Flexion Therapeutics, Inc. (a)(b)	119,432	1,754,456
Fortress Biotech, Inc. (a)(b)	125,815	260,437
Forty Seven, Inc. (b)	29,158	428,331
Genomic Health, Inc. (a)	75,091	5,692,649
Geron Corp. (a)(b)	603,985	694,583
Global Blood Therapeutics, Inc. (a)(b)	178,817	8,567,122
GlycoMimetics, Inc. (a)(b)	121,190	1,357,328
Gritstone Oncology, Inc. (b)	24,709	316,275
GTx, Inc. (a)(b)	17,102	18,641
Halozyme Therapeutics, Inc. (a)	446,801	7,229,240
Heron Therapeutics, Inc. (a)(b)	246,901	6,641,637
Homology Medicines, Inc. (a)(b)	61,216	1,240,848
Idera Pharmaceuticals, Inc. (a)	68,437	173,146
Immune Design Corp. (a)	121,951	190,244
ImmunoGen, Inc. (a)	511,016	2,682,834
Immunomedics, Inc. (a)(b)	526,754	7,790,692
Inovio Pharmaceuticals, Inc. (a)(b)	295,551	1,480,711
Insmed, Inc. (a)(b)	274,206	6,665,948
Insys Therapeutics, Inc. (a)(b)	94,956	328,548
Intellia Therapeutics, Inc. (a)(b)	118,250	1,672,055
Intercept Pharmaceuticals, Inc. (a)(b)	78,421	9,463,846
Intrexon Corp. (a)(b)	261,922	2,006,323
Invitae Corp. (a)	235,354	3,313,784
Iovance Biotherapeutics, Inc. (a)	380,190	3,478,739
Ironwood Pharmaceuticals, Inc. Class A (a)	503,656	6,879,941
Jounce Therapeutics, Inc. (a)(b)	56,183	235,407
Kadmon Holdings, Inc. (a)(b)	356,147	858,314
Karyopharm Therapeutics, Inc. (a)(b)	172,393	1,460,169
Kezar Life Sciences, Inc.	18,455	330,529
Kindred Biosciences, Inc. (a)	110,535	1,088,770
Kiniksa Pharmaceuticals Ltd. (b)	23,179	405,633
Kodiak Sciences, Inc.	33,766	259,323
Kura Oncology, Inc. (a)(b)	100,732	1,601,639
La Jolla Pharmaceutical Co. (a)(b)	76,396	461,432
Lexicon Pharmaceuticals, Inc. (a)(b)	153,333	725,265
Ligand Pharmaceuticals, Inc. Class B (a)(b)	74,817	8,835,888
Liquidia Technologies, Inc.	17,218	247,767
LogicBio Therapeutics, Inc.	28,590	252,736
Loxo Oncology, Inc. (a)	96,196	22,567,582
Macrogenics, Inc. (a)(b)	139,458	1,635,842
Madrigal Pharmaceuticals, Inc. (a)(b)	24,884	2,880,572
Magenta Therapeutics, Inc. (b)	13,178	92,378
MannKind Corp. (a)(b)	500,089	630,112
MediciNova, Inc. (a)(b)	142,031	1,289,641
MeiraGTx Holdings PLC (b)	12,513	154,911
Menlo Therapeutics, Inc. (a)	34,185	182,890
Minerva Neurosciences, Inc. (a)	109,226	718,707
Miragen Therapeutics, Inc. (a)	92,356	264,138
Mirati Therapeutics, Inc. (a)(b)	72,291	4,776,989
Molecular Templates, Inc. (a)	43,381	205,626
Momenta Pharmaceuticals, Inc. (a)	278,623	3,304,469
Myriad Genetics, Inc. (a)	251,060	7,077,381
NantKwest, Inc. (a)(b)	102,321	110,507
Natera, Inc. (a)	117,198	1,592,721
Neon Therapeutics, Inc.	21,334	90,456
NewLink Genetics Corp. (a)(b)	105,929	157,834
Novavax, Inc. (a)(b)	1,358,283	3,178,382
Nymox Pharmaceutical Corp. (a)(b)	112,249	248,070
Opko Health, Inc. (a)(b)	1,151,432	4,237,270
Organovo Holdings, Inc. (a)(b)	400,023	404,023
Ovid Therapeutics, Inc. (a)	44,397	125,644
Palatin Technologies, Inc. (a)(b)	737,969	510,453
PDL BioPharma, Inc. (a)	511,491	1,626,541
Pfenex, Inc. (a)	100,509	396,005
Pieris Pharmaceuticals, Inc. (a)	183,550	526,789
Polarityte, Inc. (a)(b)	35,632	631,399
Portola Pharmaceuticals, Inc. (a)(b)	233,110	6,317,281
Principia Biopharma, Inc.	20,301	615,323
Progenics Pharmaceuticals, Inc. (a)	300,594	1,331,631
Proteostasis Therapeutics, Inc. (a)(b)	122,803	370,865
Prothena Corp. PLC (a)	142,858	1,678,582
PTC Therapeutics, Inc. (a)	162,297	5,052,306
Puma Biotechnology, Inc. (a)(b)	104,522	2,914,073
Ra Pharmaceuticals, Inc. (a)	51,588	1,059,102
Radius Health, Inc. (a)(b)	145,689	2,661,738
Recro Pharma, Inc. (a)	62,735	520,073
REGENXBIO, Inc. (a)	114,918	5,051,795
Repligen Corp. (a)(b)	139,896	7,975,471
Replimune Group, Inc. (a)	26,606	322,199
Retrophin, Inc. (a)	148,576	3,203,299
Rigel Pharmaceuticals, Inc. (a)	599,129	1,294,119
Rocket Pharmaceuticals, Inc. (a)(b)	74,327	1,068,822
Rubius Therapeutics, Inc. (b)	43,365	593,667
Sangamo Therapeutics, Inc. (a)(b)	363,487	4,249,163
Savara, Inc. (a)	101,777	772,487
Scholar Rock Holding Corp. (b)	22,274	336,560
Selecta Biosciences, Inc. (a)(b)	60,692	95,286
Seres Therapeutics, Inc. (a)(b)	73,198	450,900
Sienna Biopharmaceuticals, Inc. (a)	51,685	138,516
Solid Biosciences, Inc. (a)(b)	43,440	1,093,385
Sorrento Therapeutics, Inc. (a)(b)	390,128	803,664
Spark Therapeutics, Inc. (a)(b)	112,725	5,390,510
Spectrum Pharmaceuticals, Inc. (a)	361,192	4,045,350
Spring Bank Pharmaceuticals, Inc. (a)	49,404	535,045
Stemline Therapeutics, Inc. (a)	100,588	1,112,503
Surface Oncology, Inc.	40,283	231,627
Syndax Pharmaceuticals, Inc. (a)	50,024	280,134
Synergy Pharmaceuticals, Inc. (a)(b)	895,000	286,758
Synlogic, Inc. (a)(b)	54,359	439,221
Syros Pharmaceuticals, Inc. (a)	90,249	540,592
T2 Biosystems, Inc. (a)(b)	109,538	383,383
TG Therapeutics, Inc. (a)(b)	223,804	917,596
Tobira Therapeutics, Inc. rights (a)(b)(c)	9,663	73,632
Tocagen, Inc. (a)(b)	63,539	715,449
Translate Bio, Inc. (b)	35,052	199,095
Twist Bioscience Corp. (b)	17,957	415,345
Tyme, Inc. (a)(b)	370,468	996,559
Ultragenyx Pharmaceutical, Inc. (a)(b)	171,168	8,442,006
UNITY Biotechnology, Inc. (b)	88,693	1,014,648
Unum Therapeutics, Inc. (b)	68,038	293,924
Vanda Pharmaceuticals, Inc. (a)	184,063	4,993,629
Veracyte, Inc. (a)	100,945	1,836,190
Verastem, Inc. (a)(b)	245,121	803,997
Vericel Corp. (a)	154,272	2,653,478
Viking Therapeutics, Inc. (a)(b)	213,872	1,745,196
Vital Therapies, Inc. (a)(b)	99,588	21,909
Voyager Therapeutics, Inc. (a)(b)	76,350	800,912
Xencor, Inc. (a)	167,446	6,044,801
XOMA Corp. (a)(b)	22,674	273,675
Y-mAbs Therapeutics, Inc. (b)	24,822	510,837
Zafgen, Inc. (a)	108,735	482,783
ZIOPHARM Oncology, Inc. (a)(b)	469,225	1,051,064
		449,392,274
Health Care Equipment & Supplies - 3.7%
Accuray, Inc. (a)(b)	298,051	1,311,424
Angiodynamics, Inc. (a)	129,536	2,733,210
Anika Therapeutics, Inc. (a)(b)	49,334	1,874,199
Antares Pharma, Inc. (a)	515,876	1,557,946
Atricure, Inc. (a)	132,389	4,097,440
Atrion Corp.	5,112	3,812,734
Avanos Medical, Inc. (a)	167,727	7,639,965
AxoGen, Inc. (a)(b)	120,805	1,993,283
Axonics Modulation Technologies, Inc. (a)(b)	24,302	354,809
Cardiovascular Systems, Inc. (a)	121,469	3,781,330
Cerus Corp. (a)	473,316	2,820,963
CONMED Corp.	90,218	6,346,836
Cryolife, Inc. (a)	127,943	3,570,889
CryoPort, Inc. (a)(b)	92,265	967,860
Cutera, Inc. (a)	48,281	693,315
CytoSorbents Corp. (a)	106,269	795,955
electroCore, Inc. (b)	20,422	136,419
Endologix, Inc. (a)	359,473	272,301
Fonar Corp. (a)	21,718	479,968
Genmark Diagnostics, Inc. (a)(b)	184,889	1,227,663
Glaukos Corp. (a)(b)	122,036	7,784,676
Globus Medical, Inc. (a)	259,925	11,709,621
Haemonetics Corp. (a)	185,678	18,365,411
Helius Medical Technologies, Inc. (U.S.) (a)(b)	63,809	469,634
Heska Corp. (a)	24,021	2,368,471
Inogen, Inc. (a)	64,010	9,678,952
Inspire Medical Systems, Inc.	42,381	2,272,893
Integer Holdings Corp. (a)	111,295	9,013,782
IntriCon Corp. (a)	27,267	706,761
Invacare Corp.	117,254	602,686
IRadimed Corp. (a)(b)	12,481	342,229
iRhythm Technologies, Inc. (a)	86,414	7,345,190
Lantheus Holdings, Inc. (a)	132,071	2,221,434
LeMaitre Vascular, Inc.	56,739	1,352,658
LivaNova PLC (a)	174,077	16,070,789
Meridian Bioscience, Inc.	147,751	2,421,639
Merit Medical Systems, Inc. (a)	190,572	10,773,035
Natus Medical, Inc. (a)	117,198	3,954,261
Neogen Corp. (a)	179,876	10,956,247
Nevro Corp. (a)	104,264	5,063,060
Novocure Ltd. (a)	263,322	12,902,778
NuVasive, Inc. (a)	183,881	9,219,793
Nuvectra Corp. (a)	61,893	866,502
NxStage Medical, Inc. (a)	234,740	6,823,892
OraSure Technologies, Inc. (a)	213,997	2,749,861
Orthofix International NV (a)	62,631	3,388,963
OrthoPediatrics Corp. (a)	24,774	898,553
Oxford Immunotec Global PLC (a)	90,332	1,313,427
Pulse Biosciences, Inc. (a)(b)	37,987	507,506
Quanterix Corp. (a)	30,136	634,664
Quidel Corp. (a)	122,375	7,101,421
Rockwell Medical Technologies, Inc. (a)(b)	167,894	523,829
RTI Biologics, Inc. (a)	202,602	889,423
Seaspine Holdings Corp. (a)	53,015	810,599
SI-BONE, Inc.	29,630	532,747
Sientra, Inc. (a)	82,846	921,248
Staar Surgical Co. (a)	157,590	5,630,691
SurModics, Inc. (a)	46,337	2,653,720
Tactile Systems Technology, Inc. (a)(b)	63,030	4,196,537
Tandem Diabetes Care, Inc. (a)	182,535	7,936,622
TransEnterix, Inc. (a)(b)	570,114	1,550,710
Utah Medical Products, Inc.	12,197	1,145,786
Vapotherm, Inc. (b)	16,306	274,430
Varex Imaging Corp. (a)	136,766	3,896,463
ViewRay, Inc. (a)(b)	224,953	1,617,412
Wright Medical Group NV (a)(b)	444,539	13,265,044
		262,194,559
Health Care Providers & Services - 2.1%
AAC Holdings, Inc. (a)(b)	47,162	114,132
Addus HomeCare Corp. (a)	34,653	2,084,378
Amedisys, Inc. (a)	95,682	12,549,651
American Renal Associates Holdings, Inc. (a)(b)	46,463	563,132
AMN Healthcare Services, Inc. (a)	165,316	10,710,824
Apollo Medical Holdings, Inc. (a)(b)	11,860	231,626
BioScrip, Inc. (a)	451,019	1,637,199
BioTelemetry, Inc. (a)	117,999	8,474,688
Brookdale Senior Living, Inc. (a)	669,951	5,460,101
Capital Senior Living Corp. (a)	87,291	608,418
Civitas Solutions, Inc. (a)	57,053	1,011,550
Community Health Systems, Inc. (a)(b)	305,571	1,203,950
Corvel Corp. (a)	32,206	2,011,909
Cross Country Healthcare, Inc. (a)	125,883	1,212,253
Diplomat Pharmacy, Inc. (a)(b)	203,337	2,948,387
G1 Therapeutics, Inc. (a)	81,164	1,736,098
Genesis HealthCare, Inc. Class A (a)(b)	206,109	323,591
Guardant Health, Inc. (b)	51,697	2,085,457
HealthEquity, Inc. (a)	193,605	12,069,336
LHC Group, Inc. (a)	105,408	11,144,788
Magellan Health Services, Inc. (a)	88,014	5,734,992
National Healthcare Corp.	43,433	3,488,973
National Research Corp. Class A	38,982	1,558,500
National Vision Holdings, Inc. (a)	224,916	7,143,332
Neuronetics, Inc. (b)	22,555	386,142
OptiNose, Inc. (a)(b)	67,703	436,007
Owens & Minor, Inc. (b)	216,894	1,641,888
Patterson Companies, Inc. (b)	293,126	6,533,779
PetIQ, Inc. Class A (a)(b)	56,142	1,707,840
Providence Service Corp.	39,842	2,555,466
Quorum Health Corp. (a)(b)	103,408	302,985
R1 RCM, Inc. (a)	369,299	2,998,708
RadNet, Inc. (a)	140,920	1,923,558
Select Medical Holdings Corp. (a)	387,502	6,052,781
Surgery Partners, Inc. (a)(b)	65,937	862,456
Tenet Healthcare Corp. (a)(b)	299,512	6,586,269
The Ensign Group, Inc.	178,138	7,761,473
Tivity Health, Inc. (a)(b)	142,708	3,176,680
Triple-S Management Corp. (a)	78,488	1,582,318
U.S. Physical Therapy, Inc.	44,664	4,729,471
		145,345,086
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	623,171	7,347,186
Castlight Health, Inc. Class B (a)	280,540	833,204
Computer Programs & Systems, Inc. (b)	40,796	1,070,487
Evolent Health, Inc. (a)(b)	244,433	4,321,575
HealthStream, Inc.	91,969	2,313,940
HMS Holdings Corp. (a)	296,400	8,889,036
Inovalon Holdings, Inc. Class A (a)(b)	246,726	3,525,715
Medidata Solutions, Inc. (a)	206,402	14,646,286
NantHealth, Inc. (a)(b)	65,212	34,569
Nextgen Healthcare, Inc. (a)	193,598	3,422,813
Omnicell, Inc. (a)	138,560	9,024,413
Simulations Plus, Inc.	41,068	790,970
Tabula Rasa HealthCare, Inc. (a)	63,635	3,835,918
Teladoc Health, Inc. (a)(b)	239,849	15,398,306
Vocera Communications, Inc. (a)	108,183	4,416,030
		79,870,448
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	92,691	1,687,903
Cambrex Corp. (a)	119,792	5,228,921
ChromaDex, Inc. (a)(b)	137,693	458,518
Codexis, Inc. (a)	182,694	3,438,301
Enzo Biochem, Inc. (a)	155,485	584,624
Fluidigm Corp. (a)(b)	93,501	808,784
Harvard Bioscience, Inc. (a)	131,070	449,570
Luminex Corp.	148,395	4,138,737
Medpace Holdings, Inc. (a)	77,780	5,009,032
Nanostring Technologies, Inc. (a)	89,810	1,997,374
NeoGenomics, Inc. (a)(b)	231,149	3,841,696
Pacific Biosciences of California, Inc. (a)	490,263	3,392,620
Syneos Health, Inc. (a)	221,473	11,303,982
		42,340,062
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (a)(b)	126,333	880,541
Aerie Pharmaceuticals, Inc. (a)(b)	127,565	5,998,106
Akcea Therapeutics, Inc. (a)(b)	45,466	1,208,486
Akorn, Inc. (a)	332,310	1,249,486
Amneal Pharmaceuticals, Inc. (a)(b)	311,154	3,820,971
Amphastar Pharmaceuticals, Inc. (a)	126,471	2,878,480
Ampio Pharmaceuticals, Inc. (a)(b)	355,666	177,833
ANI Pharmaceuticals, Inc. (a)	28,314	1,521,594
Aquestive Therapeutics, Inc.	17,625	108,041
Aratana Therapeutics, Inc. (a)	166,414	737,214
Arvinas Holding Co. LLC (a)	27,447	477,852
Assembly Biosciences, Inc. (a)	74,847	1,705,015
Assertio Therapeutics, Inc. (a)(b)	209,868	936,011
AstraZeneca PLC rights (a)(c)	1,000	0
Athenex, Inc. (a)(b)	156,324	1,836,807
Clearside Biomedical, Inc. (a)	94,864	111,940
Collegium Pharmaceutical, Inc. (a)(b)	104,526	1,673,461
Corcept Therapeutics, Inc. (a)(b)	349,509	3,907,511
CymaBay Therapeutics, Inc. (a)	209,889	1,826,034
Dermira, Inc. (a)	123,485	815,001
Dova Pharmaceuticals, Inc. (a)(b)	41,437	318,236
Durect Corp. (a)	539,230	326,342
Eloxx Pharmaceuticals, Inc. (a)	80,029	965,150
Endo International PLC (a)	801,716	7,816,731
Evolus, Inc. (a)(b)	33,237	543,425
Horizon Pharma PLC (a)	600,727	12,909,623
Innoviva, Inc. (a)(b)	246,209	4,210,174
Intersect ENT, Inc. (a)	107,468	3,188,576
Intra-Cellular Therapies, Inc. (a)	159,497	1,920,344
Kala Pharmaceuticals, Inc. (a)	56,628	313,153
Lannett Co., Inc. (a)	105,965	790,499
Mallinckrodt PLC (a)(b)	294,258	6,432,480
Marinus Pharmaceuticals, Inc. (a)	130,525	433,343
Melinta Therapeutics, Inc. (a)	127,277	107,447
Mersana Therapeutics, Inc. (a)	44,998	206,091
Mustang Bio, Inc. (a)	58,455	217,453
MyoKardia, Inc. (a)(b)	121,982	5,047,615
Neos Therapeutics, Inc. (a)	166,165	355,593
Ocular Therapeutix, Inc. (a)(b)	117,972	445,934
Odonate Therapeutics, Inc. (a)(b)	23,996	397,614
Omeros Corp. (a)(b)	163,115	2,224,889
Osmotica Pharmaceuticals PLC	34,768	272,581
Pacira Pharmaceuticals, Inc. (a)	142,840	5,810,731
Paratek Pharmaceuticals, Inc. (a)(b)	111,947	755,083
Phibro Animal Health Corp. Class A	72,256	2,255,832
Prestige Brands Holdings, Inc. (a)(b)	185,982	5,192,617
Reata Pharmaceuticals, Inc. (a)(b)	67,003	5,344,829
resTORbio, Inc. (a)(b)	27,408	243,383
Revance Therapeutics, Inc. (a)	116,767	2,016,566
Rhythm Pharmaceuticals, Inc. (a)(b)	54,205	1,441,853
scPharmaceuticals, Inc. (a)(b)	22,231	86,701
SIGA Technologies, Inc. (a)(b)	185,131	1,255,188
Spero Therapeutics, Inc. (a)	29,874	314,274
Supernus Pharmaceuticals, Inc. (a)	175,188	6,679,918
Sutro Biopharma, Inc. (a)	22,772	240,928
Teligent, Inc. (a)(b)	147,541	250,820
Tetraphase Pharmaceuticals, Inc. (a)	192,747	237,079
The Medicines Company (a)(b)	246,653	5,700,151
TherapeuticsMD, Inc. (a)(b)	655,210	3,439,853
Theravance Biopharma, Inc. (a)(b)	155,277	4,044,966
Tricida, Inc. (b)	41,651	913,823
Verrica Pharmaceuticals, Inc. (a)	20,720	248,018
WAVE Life Sciences (a)(b)	62,768	2,338,108
Xeris Pharmaceuticals, Inc. (b)	23,696	328,900
Zogenix, Inc. (a)(b)	150,428	6,581,225
Zomedica Pharmaceuticals Corp. (a)(b)	135,326	108,234
		137,142,757

TOTAL HEALTH CARE		1,116,285,186

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.2%
AAR Corp.	117,919	4,443,188
Aerojet Rocketdyne Holdings, Inc. (a)(b)	259,187	10,230,111
AeroVironment, Inc. (a)(b)	75,979	5,900,529
Astronics Corp. (a)	75,925	2,328,620
Axon Enterprise, Inc. (a)(b)	205,810	10,498,368
Cubic Corp.	90,780	5,834,431
Ducommun, Inc. (a)	37,859	1,490,509
Esterline Technologies Corp. (a)	93,448	11,372,622
KEYW Holding Corp. (a)(b)	173,551	1,246,096
Kratos Defense & Security Solutions, Inc. (a)(b)	315,747	4,890,921
Mercury Systems, Inc. (a)	168,083	9,854,706
Moog, Inc. Class A	114,743	10,266,056
National Presto Industries, Inc. (b)	17,666	2,113,207
Sparton Corp. (a)	34,271	630,244
Triumph Group, Inc. (b)	174,980	3,123,393
Vectrus, Inc. (a)	39,671	999,312
Wesco Aircraft Holdings, Inc. (a)	193,026	1,687,047
		86,909,360
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	208,963	4,962,871
Atlas Air Worldwide Holdings, Inc. (a)	84,568	4,500,709
Echo Global Logistics, Inc. (a)	99,616	2,366,876
Forward Air Corp.	104,432	6,112,405
Hub Group, Inc. Class A (a)	116,941	5,205,044
Radiant Logistics, Inc.	139,491	689,086
		23,836,991
Airlines - 0.5%
Allegiant Travel Co.	46,145	5,998,850
Hawaiian Holdings, Inc.	175,516	5,620,022
Mesa Air Group, Inc.	40,073	350,639
SkyWest, Inc.	182,113	9,278,657
Spirit Airlines, Inc. (a)	245,459	14,437,898
		35,686,066
Building Products - 1.3%
AAON, Inc.	147,676	5,455,151
Advanced Drain Systems, Inc. Del	129,602	3,304,851
American Woodmark Corp. (a)	50,668	3,544,227
Apogee Enterprises, Inc.	98,948	3,371,158
Builders FirstSource, Inc. (a)	404,963	5,353,611
Caesarstone Sdot-Yam Ltd. (b)	81,631	1,255,485
Continental Building Products, Inc. (a)	133,033	3,504,089
COVIA Corp. (a)(b)	110,420	516,766
CSW Industrials, Inc. (a)	55,591	2,871,275
GCP Applied Technologies, Inc. (a)	257,776	6,495,955
Gibraltar Industries, Inc. (a)	114,262	4,073,440
GMS, Inc. (a)	116,018	2,196,221
Griffon Corp.	123,065	1,957,964
Insteel Industries, Inc.	64,925	1,434,193
Jeld-Wen Holding, Inc. (a)	243,186	4,338,438
Masonite International Corp. (a)	94,152	5,385,494
NCI Building Systems, Inc. (a)	151,700	1,237,872
Patrick Industries, Inc. (a)	82,714	3,300,289
PGT, Inc. (a)	203,155	3,380,499
Quanex Building Products Corp.	124,227	1,944,153
Simpson Manufacturing Co. Ltd.	147,856	9,075,401
Trex Co., Inc. (a)	211,469	14,752,077
Universal Forest Products, Inc.	214,415	6,608,270
		95,356,879
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	236,946	8,101,184
ACCO Brands Corp.	368,135	3,250,632
ADS Waste Holdings, Inc. (a)	258,852	6,523,070
Brady Corp. Class A	170,659	7,630,164
BrightView Holdings, Inc.	87,978	1,302,954
Casella Waste Systems, Inc. Class A (a)	142,921	4,304,781
CECO Environmental Corp. (a)	108,937	749,487
Charah Solutions, Inc.	26,013	186,253
Cimpress NV (a)(b)	78,747	6,549,388
CompX International, Inc. Class A	5,270	75,150
Covanta Holding Corp.	419,695	6,757,090
Deluxe Corp.	165,216	7,760,196
Ennis, Inc.	91,314	1,811,670
Essendant, Inc.	132,784	1,699,635
Evoqua Water Technologies Corp. (a)	269,334	2,911,501
Healthcare Services Group, Inc. (b)	264,822	11,551,536
Heritage-Crystal Clean, Inc. (a)	52,916	1,354,650
Herman Miller, Inc.	212,681	7,280,071
HNI Corp.	155,363	6,038,960
Interface, Inc.	211,620	3,472,684
Kimball International, Inc. Class B	128,491	1,815,578
Knoll, Inc.	173,338	3,494,494
LSC Communications, Inc.	116,829	926,454
Matthews International Corp. Class A	111,829	4,975,272
McGrath RentCorp.	86,407	4,354,913
Mobile Mini, Inc.	159,034	6,009,895
Msa Safety, Inc.	121,958	12,217,752
Multi-Color Corp.	49,838	2,319,959
NL Industries, Inc. (a)	27,114	102,762
PICO Holdings, Inc. (a)	71,417	693,459
Pitney Bowes, Inc.	672,296	4,847,254
Quad/Graphics, Inc. (b)	111,240	1,502,852
R.R. Donnelley & Sons Co.	252,157	1,286,001
SP Plus Corp. (a)	81,429	2,695,300
Steelcase, Inc. Class A	304,049	5,016,809
Team, Inc. (a)(b)	105,538	1,513,415
Tetra Tech, Inc.	198,174	10,937,223
The Brink's Co.	179,756	13,310,932
U.S. Ecology, Inc.	78,533	5,000,196
UniFirst Corp.	54,485	7,542,359
Viad Corp.	73,006	3,847,416
VSE Corp.	30,824	1,005,787
		184,727,138
Construction & Engineering - 1.1%
Aegion Corp. (a)	113,983	2,068,791
Ameresco, Inc. Class A (a)	67,698	1,010,731
Argan, Inc.	52,151	2,201,815
Comfort Systems U.S.A., Inc.	131,208	6,294,048
Dycom Industries, Inc. (a)(b)	108,188	6,280,313
EMCOR Group, Inc.	204,235	13,322,249
Granite Construction, Inc.	157,418	6,803,606
Great Lakes Dredge & Dock Corp. (a)	204,143	1,443,291
HC2 Holdings, Inc. (a)(b)	151,841	517,778
Ies Holdings, Inc. (a)(b)	29,207	488,925
Infrastructure and Energy Alternatives, Inc. (a)	61,237	507,655
KBR, Inc.	504,401	8,675,697
Keane Group, Inc. (a)	184,744	1,862,220
MasTec, Inc. (a)(b)	226,909	10,070,221
MYR Group, Inc. (a)	57,153	1,741,452
Northwest Pipe Co. (a)	34,160	787,046
NV5 Holdings, Inc. (a)	33,786	2,391,035
Orion Group Holdings, Inc. (a)	100,858	425,621
Primoris Services Corp.	149,793	2,988,370
Sterling Construction Co., Inc. (a)	95,111	1,259,270
Tutor Perini Corp. (a)	133,023	2,289,326
Williams Scotsman Corp. (a)(b)	126,849	1,300,202
		74,729,662
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	25,014	1,054,590
AZZ, Inc.	92,613	4,144,432
Babcock & Wilcox Enterprises, Inc. (a)	105,117	61,714
Encore Wire Corp.	72,953	3,932,167
Energous Corp. (a)(b)	83,289	621,336
EnerSys	150,405	12,823,530
Enphase Energy, Inc. (a)(b)	308,782	2,232,494
FuelCell Energy, Inc. (a)(b)	305,817	156,945
Generac Holdings, Inc. (a)	216,634	11,466,438
Plug Power, Inc. (a)(b)	761,552	1,043,326
Powell Industries, Inc.	31,426	877,100
Preformed Line Products Co.	10,857	602,564
Sunrun, Inc. (a)(b)	346,463	4,607,958
Thermon Group Holdings, Inc. (a)	115,117	2,654,598
TPI Composites, Inc. (a)	52,008	1,574,282
Vicor Corp. (a)(b)	62,666	2,468,414
Vivint Solar, Inc. (a)	112,862	495,464
		50,817,352
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	128,459	4,751,698
Machinery - 3.8%
Actuant Corp. Class A	218,062	4,991,439
Alamo Group, Inc.	34,469	2,968,815
Albany International Corp. Class A	102,590	7,043,829
Altra Industrial Motion Corp.	214,799	6,574,997
Astec Industries, Inc.	81,198	3,005,950
Barnes Group, Inc.	170,519	10,074,263
Blue Bird Corp. (a)(b)	48,734	968,345
Briggs & Stratton Corp.	147,651	1,901,745
Cactus, Inc. (a)	136,173	4,469,198
Chart Industries, Inc. (a)	110,267	8,236,945
CIRCOR International, Inc. (a)	57,764	1,597,175
Columbus McKinnon Corp. (NY Shares)	80,015	2,896,543
Commercial Vehicle Group, Inc. (a)	107,846	805,610
Dmc Global, Inc.	50,991	1,760,209
Douglas Dynamics, Inc.	79,669	2,820,283
Eastern Co.	19,478	529,412
Energy Recovery, Inc. (a)(b)	128,982	980,263
EnPro Industries, Inc.	73,159	4,832,152
ESCO Technologies, Inc.	90,977	5,923,512
Federal Signal Corp.	212,967	4,681,015
Franklin Electric Co., Inc.	165,776	7,920,777
FreightCar America, Inc. (a)	42,555	302,992
Gencor Industries, Inc. (a)	36,016	499,182
Global Brass & Copper Holdings, Inc.	77,408	2,340,818
Gorman-Rupp Co.	62,945	2,174,750
Graham Corp.	34,276	767,782
Greenbrier Companies, Inc.	113,285	4,804,417
Harsco Corp. (a)	288,023	6,134,890
Hillenbrand, Inc.	223,950	9,495,480
Hurco Companies, Inc.	22,068	846,308
Hyster-Yale Materials Handling Class A	37,311	2,596,472
John Bean Technologies Corp.	111,964	8,894,420
Kadant, Inc.	39,171	3,341,286
Kennametal, Inc.	291,194	10,943,071
L.B. Foster Co. Class A (a)	35,497	634,331
Lindsay Corp.	38,541	3,309,901
Lydall, Inc. (a)	60,210	1,596,769
Manitex International, Inc. (a)	51,646	362,038
Manitowoc Co., Inc. (a)	125,929	1,916,639
Meritor, Inc. (a)	291,135	6,020,672
Milacron Holdings Corp. (a)	248,210	3,440,191
Miller Industries, Inc.	39,329	1,181,836
Mueller Industries, Inc.	202,839	5,255,558
Mueller Water Products, Inc. Class A	552,012	5,453,879
Navistar International Corp. New (a)	176,068	5,782,073
NN, Inc.	149,733	1,367,062
Omega Flex, Inc.	10,308	652,496
Park-Ohio Holdings Corp.	31,735	1,030,753
ProPetro Holding Corp. (a)	254,006	4,150,458
Proto Labs, Inc. (a)	96,976	12,039,570
RBC Bearings, Inc. (a)	85,437	11,911,627
Rexnord Corp. (a)	373,575	9,768,986
Spartan Motors, Inc.	121,716	1,024,849
SPX Corp. (a)	154,317	4,590,931
SPX Flow, Inc. (a)	150,926	4,945,845
Standex International Corp.	45,699	3,408,231
Sun Hydraulics Corp.	103,607	3,669,760
Tennant Co.	64,081	3,763,477
Titan International, Inc.	179,037	1,006,188
TriMas Corp. (a)	163,953	4,752,997
Twin Disc, Inc. (a)	33,236	602,236
Wabash National Corp.	197,107	2,747,672
Watts Water Technologies, Inc. Class A	98,966	7,409,584
Woodward, Inc.	191,371	17,386,055
		269,307,009
Marine - 0.1%
Costamare, Inc.	172,791	877,778
Eagle Bulk Shipping, Inc. (a)	171,718	705,761
Genco Shipping & Trading Ltd. (a)	34,879	257,058
Matson, Inc.	151,704	5,083,601
Safe Bulkers, Inc. (a)	180,463	279,718
Scorpio Bulkers, Inc.	207,139	936,268
		8,140,184
Professional Services - 1.5%
Acacia Research Corp. (a)	169,924	516,569
Asgn, Inc. (a)	181,346	11,422,985
Barrett Business Services, Inc.	25,323	1,586,486
BG Staffing, Inc.	30,084	775,265
CBIZ, Inc. (a)	184,621	3,618,572
CRA International, Inc.	27,971	1,167,510
Exponent, Inc.	184,893	9,237,254
Forrester Research, Inc.	36,509	1,639,619
Franklin Covey Co. (a)	34,707	845,463
FTI Consulting, Inc. (a)	135,967	9,289,265
GP Strategies Corp. (a)	44,045	662,437
Heidrick & Struggles International, Inc.	66,661	2,203,146
Huron Consulting Group, Inc. (a)	79,337	3,835,944
ICF International, Inc.	64,896	4,277,944
InnerWorkings, Inc. (a)	153,583	704,946
Insperity, Inc.	137,073	14,622,948
Kelly Services, Inc. Class A (non-vtg.)	110,937	2,484,989
Kforce, Inc.	82,125	2,694,521
Korn Ferry	205,506	9,371,074
MISTRAS Group, Inc. (a)	62,131	913,947
Navigant Consulting, Inc.	151,848	3,935,900
Resources Connection, Inc.	106,000	1,771,260
TriNet Group, Inc. (a)	155,956	7,120,951
TrueBlue, Inc. (a)	144,300	3,519,477
WageWorks, Inc. (a)	142,004	4,480,226
Willdan Group, Inc. (a)	34,723	1,168,429
		103,867,127
Road & Rail - 0.4%
ArcBest Corp.	92,139	3,466,269
Avis Budget Group, Inc. (a)	238,720	6,359,501
Covenant Transport Group, Inc. Class A (a)	44,023	1,038,062
Daseke, Inc. (a)	146,661	611,576
Heartland Express, Inc.	167,140	3,344,471
Marten Transport Ltd.	139,156	2,692,669
P.A.M. Transportation Services, Inc. (a)	7,612	374,130
Saia, Inc. (a)	91,822	5,506,565
U.S. Xpress Enterprises, Inc.	74,890	552,688
U.S.A. Truck, Inc. (a)	28,355	506,420
Universal Logistics Holdings, Inc.	29,559	602,412
Werner Enterprises, Inc.	168,401	5,543,761
YRC Worldwide, Inc. (a)	118,966	742,348
		31,340,872
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	194,208	4,047,295
Applied Industrial Technologies, Inc.	136,418	8,050,026
Beacon Roofing Supply, Inc. (a)	244,026	8,865,465
BlueLinx Corp. (a)(b)	31,868	928,952
BMC Stock Holdings, Inc. (a)	241,721	4,147,932
CAI International, Inc. (a)	61,358	1,522,906
DXP Enterprises, Inc. (a)	56,773	1,868,399
EnviroStar, Inc. (b)	13,707	478,374
GATX Corp. (b)	134,331	10,166,170
General Finance Corp. (a)	39,293	379,570
H&E Equipment Services, Inc.	114,023	3,052,396
Herc Holdings, Inc. (a)	86,058	3,188,449
Kaman Corp.	98,843	5,843,598
Lawson Products, Inc. (a)	23,942	708,683
MRC Global, Inc. (a)	301,509	4,709,571
Nexeo Solutions, Inc. (a)(b)	116,482	1,094,931
Now, Inc. (a)(b)	386,508	5,229,453
Rush Enterprises, Inc.:
Class A	108,079	4,134,022
Class B	15,398	599,290
SiteOne Landscape Supply, Inc. (a)(b)	145,210	7,739,693
Systemax, Inc.	43,640	1,018,558
Textainer Group Holdings Ltd. (a)(b)	96,793	1,260,245
Titan Machinery, Inc. (a)	67,190	1,259,141
Triton International Ltd.	184,568	6,635,220
Veritiv Corp. (a)	41,012	1,400,560
Willis Lease Finance Corp. (a)	10,878	416,410
		88,745,309

TOTAL INDUSTRIALS		1,058,215,647

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.6%
ADTRAN, Inc.	170,521	2,486,196
Aerohive Networks, Inc. (a)	117,145	447,494
Applied Optoelectronics, Inc. (a)(b)	66,948	1,163,556
CalAmp Corp. (a)	120,378	1,734,647
Calix Networks, Inc. (a)	159,892	1,739,625
Ciena Corp. (a)	512,883	19,535,713
Clearfield, Inc. (a)	39,613	466,245
Comtech Telecommunications Corp.	81,983	2,047,116
Dasan Zhone Solutions, Inc. (a)	20,948	279,865
Digi International, Inc. (a)	95,925	1,137,671
Extreme Networks, Inc. (a)	417,018	3,152,656
Finisar Corp. (a)	420,214	9,572,475
Harmonic, Inc. (a)(b)	297,718	1,574,928
Infinera Corp. (a)(b)	537,605	2,365,462
InterDigital, Inc.	123,603	8,999,534
KVH Industries, Inc. (a)	57,130	638,713
Lumentum Holdings, Inc. (a)(b)	265,436	12,982,475
Maxar Technologies, Inc. (b)	201,544	1,132,677
NETGEAR, Inc. (a)	112,063	4,438,815
NetScout Systems, Inc. (a)	268,657	6,966,276
Plantronics, Inc.	118,895	4,611,937
Quantenna Communications, Inc. (a)	122,181	1,825,384
Sonus Networks, Inc. (a)	191,970	1,071,193
ViaSat, Inc. (a)(b)	198,004	12,412,871
Viavi Solutions, Inc. (a)	814,007	9,051,758
		111,835,282
Electronic Equipment & Components - 2.6%
Anixter International, Inc. (a)	105,477	6,403,509
Arlo Technologies, Inc. (b)	262,913	1,890,344
AVX Corp.	165,909	2,944,885
Badger Meter, Inc.	102,267	5,398,675
Bel Fuse, Inc. Class B (non-vtg.)	34,402	793,998
Belden, Inc.	144,532	7,748,361
Benchmark Electronics, Inc.	157,321	3,999,100
Cardtronics PLC (a)	142,124	3,847,297
Casa Systems, Inc. (a)	92,441	1,076,013
Control4 Corp. (a)	92,915	1,846,221
CTS Corp.	117,655	3,337,872
Daktronics, Inc.	128,223	965,519
Electro Scientific Industries, Inc. (a)	115,648	3,469,440
ePlus, Inc. (a)	47,970	3,800,183
Fabrinet	129,132	7,339,863
FARO Technologies, Inc. (a)	61,506	2,615,235
Fitbit, Inc. (a)(b)	766,680	4,730,416
II-VI, Inc. (a)	224,866	8,535,913
Insight Enterprises, Inc. (a)	125,833	5,778,251
Iteris, Inc. (a)	90,244	347,439
Itron, Inc. (a)	121,405	6,632,355
KEMET Corp.	202,230	3,583,516
Kimball Electronics, Inc. (a)	92,078	1,488,901
Knowles Corp. (a)(b)	313,030	4,883,268
Maxwell Technologies, Inc. (a)(b)	145,868	434,687
Mesa Laboratories, Inc.	12,050	2,729,687
Methode Electronics, Inc. Class A	129,132	3,325,149
MTS Systems Corp.	63,990	3,203,339
Napco Security Technolgies, Inc. (a)	42,678	670,471
Novanta, Inc. (a)	117,246	8,169,701
OSI Systems, Inc. (a)	60,176	5,397,185
Par Technology Corp. (a)	40,842	1,018,191
Park Electrochemical Corp.	68,689	1,564,735
PC Connection, Inc.	41,214	1,365,420
Plexus Corp. (a)	111,669	6,266,864
Rogers Corp. (a)	65,697	8,337,606
Sanmina Corp. (a)	242,321	7,565,262
ScanSource, Inc. (a)	90,546	3,468,817
SYNNEX Corp.	148,678	14,386,083
Tech Data Corp. (a)	136,712	13,073,769
TTM Technologies, Inc. (a)	335,602	3,852,711
Vishay Intertechnology, Inc.	474,058	9,244,131
Vishay Precision Group, Inc. (a)	36,967	1,235,807
		188,766,189
IT Services - 2.0%
Brightcove, Inc. (a)	128,632	1,031,629
CACI International, Inc. Class A (a)	87,669	14,656,503
Carbonite, Inc. (a)	115,827	3,317,285
Cass Information Systems, Inc.	51,601	2,533,093
CSG Systems International, Inc.	118,732	4,296,911
Endurance International Group Holdings, Inc. (a)	249,432	2,020,399
Everi Holdings, Inc. (a)	232,751	1,547,794
EVERTEC, Inc.	218,317	6,040,831
EVO Payments, Inc. Class A (b)	85,406	2,147,961
Exela Technologies, Inc. (a)	169,645	668,401
ExlService Holdings, Inc. (a)	119,088	6,847,560
GTT Communications, Inc. (a)(b)	152,045	3,892,352
Hackett Group, Inc.	85,753	1,542,696
i3 Verticals, Inc. Class A	27,678	684,477
Information Services Group, Inc. (a)	119,324	492,808
Internap Network Services Corp. (a)(b)	86,498	467,954
Limelight Networks, Inc. (a)	391,426	1,221,249
Liveramp Holdings, Inc. (a)(b)	280,111	12,168,022
ManTech International Corp. Class A	94,583	5,331,644
Maximus, Inc.	227,820	15,977,017
MoneyGram International, Inc. (a)	112,700	240,051
NIC, Inc.	230,794	3,785,022
Perficient, Inc. (a)	116,189	2,963,981
Perspecta, Inc.	513,481	10,295,294
PFSweb, Inc. (a)	54,553	332,228
Presidio, Inc.	130,172	2,073,640
PRG-Schultz International, Inc. (a)	75,014	687,128
Science Applications International Corp.	180,666	12,129,915
ServiceSource International, Inc. (a)	272,090	326,508
Sykes Enterprises, Inc. (a)	141,522	3,901,762
Travelport Worldwide Ltd.	448,560	7,024,450
Ttec Holdings, Inc.	50,286	1,681,061
Tucows, Inc. (a)(b)	33,809	2,489,019
Unisys Corp. (a)(b)	180,430	2,360,024
Virtusa Corp. (a)	101,925	4,945,401
		142,122,070
Semiconductors & Semiconductor Equipment - 2.8%
Acacia Communications, Inc. (a)	98,176	4,271,638
Adesto Technologies Corp. (a)(b)	87,405	430,907
Advanced Energy Industries, Inc. (a)	137,392	7,046,836
Alpha & Omega Semiconductor Ltd. (a)	70,602	840,870
Ambarella, Inc. (a)(b)	111,181	4,224,878
Amkor Technology, Inc. (a)	363,862	2,910,896
Aquantia Corp. (a)(b)	76,683	675,577
Axcelis Technologies, Inc. (a)	114,097	2,376,641
AXT, Inc. (a)(b)	135,944	558,730
Brooks Automation, Inc.	248,849	7,746,669
Cabot Microelectronics Corp.	101,596	10,351,616
Ceva, Inc. (a)	78,487	2,232,170
Cirrus Logic, Inc. (a)	215,151	7,992,860
Cohu, Inc.	141,084	2,474,613
Cree, Inc. (a)(b)	360,252	18,167,508
Diodes, Inc. (a)	143,914	4,839,828
Entegris, Inc.	507,715	16,779,981
FormFactor, Inc. (a)	265,349	3,985,542
Ichor Holdings Ltd. (a)(b)	80,374	1,653,293
Impinj, Inc. (a)(b)	58,435	895,224
Inphi Corp. (a)(b)	155,599	6,136,825
Integrated Device Technology, Inc. (a)	463,065	22,620,725
Kopin Corp. (a)(b)	214,337	295,785
Lattice Semiconductor Corp. (a)	420,025	3,276,195
MACOM Technology Solutions Holdings, Inc. (a)(b)	162,636	2,932,327
MaxLinear, Inc. Class A (a)	226,629	4,446,461
Nanometrics, Inc. (a)	81,190	2,483,602
NeoPhotonics Corp. (a)	125,527	906,305
NVE Corp.	16,961	1,616,214
PDF Solutions, Inc. (a)	98,552	1,035,782
Photronics, Inc. (a)	237,004	2,533,573
Power Integrations, Inc.	102,668	6,776,088
Rambus, Inc. (a)	378,369	3,412,888
Rudolph Technologies, Inc. (a)	111,992	2,432,466
Semtech Corp. (a)	232,897	11,309,478
Silicon Laboratories, Inc. (a)	153,351	11,731,352
SMART Global Holdings, Inc. (a)(b)	36,410	903,332
SunPower Corp. (a)(b)	219,406	1,274,749
Synaptics, Inc. (a)(b)	124,300	4,947,140
Ultra Clean Holdings, Inc. (a)	136,891	1,623,527
Veeco Instruments, Inc. (a)	168,884	1,656,752
Xperi Corp.	175,736	3,766,022
		198,573,865
Software - 5.5%
8x8, Inc. (a)	336,642	5,928,266
A10 Networks, Inc. (a)	185,590	1,260,156
ACI Worldwide, Inc. (a)	410,098	12,122,497
Agilysys, Inc. (a)	55,135	975,890
Alarm.com Holdings, Inc. (a)(b)	111,952	7,045,139
Altair Engineering, Inc. Class A (a)	89,471	2,897,071
Alteryx, Inc. Class A (a)(b)	104,725	7,451,184
Amber Road, Inc. (a)	83,322	725,735
American Software, Inc. Class A	101,632	1,124,050
Anaplan, Inc.	64,053	2,010,624
AppFolio, Inc. (a)	56,053	3,548,715
Asure Software, Inc. (a)(b)	44,867	238,244
Avalara, Inc. (b)	31,019	1,236,728
Avaya Holdings Corp. (a)	373,982	6,324,036
Benefitfocus, Inc. (a)(b)	80,272	4,491,218
Blackbaud, Inc.	172,474	12,349,138
BlackLine, Inc. (a)(b)	131,709	6,266,714
Bottomline Technologies, Inc. (a)	151,282	7,813,715
Box, Inc. Class A (a)	441,849	9,243,481
Carbon Black, Inc.	136,976	2,121,758
Cardlytics, Inc. (a)(b)	21,224	371,208
ChannelAdvisor Corp. (a)	92,580	995,235
Cision Ltd. (a)	238,090	2,952,316
Cloudera, Inc. (a)	718,239	9,696,227
CommVault Systems, Inc. (a)	142,970	9,446,028
Cornerstone OnDemand, Inc. (a)	194,197	11,135,256
Coupa Software, Inc. (a)	195,126	16,968,157
Digimarc Corp. (a)	39,921	778,060
Domo, Inc. Class B	28,713	775,251
Ebix, Inc. (b)	86,148	4,920,774
eGain Communications Corp. (a)	63,283	453,106
Ellie Mae, Inc. (a)(b)	123,950	9,395,410
Envestnet, Inc. (a)	159,678	8,662,532
Everbridge, Inc. (a)	96,274	5,955,510
Five9, Inc. (a)	205,220	10,492,899
Forescout Technologies, Inc. (a)	107,833	3,288,907
Fusion Connect, Inc. (a)(b)	76,027	152,054
HubSpot, Inc. (a)(b)	132,424	20,964,043
Innovate Biopharmaceuticals, Inc. (a)(b)	73,653	173,085
Instructure, Inc. (a)(b)	113,821	4,499,344
j2 Global, Inc. (b)	167,063	12,556,455
LivePerson, Inc. (a)	211,390	4,961,323
Majesco (a)	25,595	217,558
MicroStrategy, Inc. Class A (a)	33,871	4,297,891
MINDBODY, Inc. (a)	155,928	5,685,135
Mitek Systems, Inc. (a)	116,815	1,288,469
MobileIron, Inc. (a)	265,172	1,286,084
Model N, Inc. (a)	91,748	1,331,263
Monotype Imaging Holdings, Inc.	144,469	2,398,185
New Relic, Inc. (a)	161,356	16,401,837
Onespan, Inc. (a)	112,221	1,637,304
Park City Group, Inc. (a)(b)	46,880	405,981
Paylocity Holding Corp. (a)	103,686	7,364,817
Progress Software Corp.	159,741	5,787,416
PROS Holdings, Inc. (a)	113,644	3,932,082
Q2 Holdings, Inc. (a)	133,819	7,952,863
QAD, Inc. Class A	36,921	1,556,589
Qualys, Inc. (a)	121,907	10,548,613
Rapid7, Inc. (a)	132,427	5,320,917
Rimini Street, Inc. (a)(b)	34,969	185,336
SailPoint Technologies Holding, Inc. (a)	250,154	7,141,897
SecureWorks Corp. (a)(b)	30,758	704,973
ShotSpotter, Inc. (a)(b)	26,219	1,262,707
SPS Commerce, Inc. (a)	61,553	5,457,289
SurveyMonkey (b)	62,843	817,587
Telaria, Inc. (a)	154,685	493,445
TeleNav, Inc. (a)	107,453	476,017
Tenable Holdings, Inc.	44,927	1,243,579
The Trade Desk, Inc. (a)(b)	119,222	17,010,595
TiVo Corp.	432,247	4,810,909
Upland Software, Inc. (a)	56,095	1,752,408
Upwork, Inc.	44,808	865,242
Varonis Systems, Inc. (a)	101,176	5,977,478
Verint Systems, Inc. (a)	230,774	11,162,538
Veritone, Inc. (a)(b)	28,806	153,536
VirnetX Holding Corp. (a)(b)	196,238	1,000,814
Workiva, Inc. (a)	102,229	4,283,395
Yext, Inc. (a)	298,590	4,655,018
Zix Corp. (a)	186,566	1,328,350
Zscaler, Inc. (a)(b)	217,515	10,521,201
		393,484,857
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)(b)	391,110	4,990,564
Avid Technology, Inc. (a)	98,505	468,884
Cray, Inc. (a)	145,187	3,185,403
Diebold Nixdorf, Inc. (b)	271,830	1,155,278
Eastman Kodak Co. (a)(b)	60,422	175,828
Electronics for Imaging, Inc. (a)	156,930	4,144,521
Immersion Corp. (a)	92,635	879,106
Stratasys Ltd. (a)(b)	181,473	4,633,006
U.S.A. Technologies, Inc. (a)	203,214	1,200,995
		20,833,585

TOTAL INFORMATION TECHNOLOGY		1,055,615,848

MATERIALS - 3.8%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	74,621	142,526
Advanced Emissions Solutions, Inc. (b)	66,102	748,936
AdvanSix, Inc. (a)	107,623	3,405,192
AgroFresh Solutions, Inc. (a)(b)	111,631	448,757
American Vanguard Corp.	103,737	1,817,472
Amyris, Inc. (a)(b)	109,577	371,466
Balchem Corp.	114,707	9,522,975
Chase Corp.	26,082	2,629,587
Ferro Corp. (a)	297,898	4,965,960
Flotek Industries, Inc. (a)(b)	197,269	505,009
FutureFuel Corp.	92,344	1,690,819
H.B. Fuller Co.	180,827	8,931,046
Hawkins, Inc.	34,579	1,434,683
Ingevity Corp. (a)	151,625	14,263,364
Innophos Holdings, Inc.	68,989	2,062,771
Innospec, Inc.	86,712	6,093,252
Intrepid Potash, Inc. (a)	341,798	1,062,992
Koppers Holdings, Inc. (a)	73,267	1,669,755
Kraton Performance Polymers, Inc. (a)	111,116	3,133,471
Kronos Worldwide, Inc.	80,536	1,060,659
LSB Industries, Inc. (a)(b)	75,833	564,956
Marrone Bio Innovations, Inc. (a)(b)	192,635	294,732
Minerals Technologies, Inc.	126,596	7,414,728
OMNOVA Solutions, Inc. (a)	155,865	1,388,757
PolyOne Corp.	284,842	9,220,336
PQ Group Holdings, Inc. (a)	129,528	1,949,396
Quaker Chemical Corp.	46,737	9,555,847
Rayonier Advanced Materials, Inc. (b)	180,431	2,612,641
Sensient Technologies Corp.	151,754	9,527,116
Stepan Co.	72,497	6,374,661
Trecora Resources (a)	73,713	639,092
Tredegar Corp.	92,258	1,504,728
Trinseo SA	153,212	7,515,049
Tronox Ltd. Class A	335,608	2,939,926
Valhi, Inc.	90,375	300,949
		127,763,606
Construction Materials - 0.1%
Forterra, Inc. (a)(b)	67,628	346,932
Foundation Building Materials, Inc. (a)	52,169	476,825
Summit Materials, Inc. (a)(b)	401,686	6,129,728
U.S. Concrete, Inc. (a)(b)	57,332	2,041,019
United States Lime & Minerals, Inc.	6,869	474,030
		9,468,534
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	91,704	3,576,456
Class B	19,364	874,285
Myers Industries, Inc.	125,245	2,036,484
UFP Technologies, Inc. (a)	23,678	781,374
		7,268,599
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	1,124,142	3,316,219
Allegheny Technologies, Inc. (a)(b)	448,816	12,293,070
Atkore International Group, Inc. (a)	139,732	3,240,385
Carpenter Technology Corp.	166,779	7,881,976
Century Aluminum Co. (a)	178,102	1,638,538
Cleveland-Cliffs, Inc. (b)	1,065,193	11,408,217
Coeur d'Alene Mines Corp. (a)	665,816	3,428,952
Commercial Metals Co.	416,374	7,265,726
Compass Minerals International, Inc. (b)	121,880	6,368,230
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	188,688	847,209
Haynes International, Inc.	44,033	1,444,282
Hecla Mining Co.	1,634,230	4,412,421
Kaiser Aluminum Corp.	57,637	5,785,026
Livent Corp. (b)	82,693	1,046,893
Materion Corp.	72,014	3,379,617
Olympic Steel, Inc.	32,602	628,241
Ryerson Holding Corp. (a)	56,681	398,467
Schnitzer Steel Industries, Inc. Class A	93,209	2,255,658
SunCoke Energy, Inc.	231,152	2,598,148
Synalloy Corp.	29,672	468,818
Tahoe Resources, Inc. (a)	1,113,498	4,220,157
TimkenSteel Corp. (a)(b)	142,234	1,810,639
Universal Stainless & Alloy Products, Inc. (a)	29,818	534,637
Warrior Metropolitan Coal, Inc.	154,537	4,439,848
Worthington Industries, Inc.	150,047	5,661,273
		96,772,648
Paper & Forest Products - 0.4%
Boise Cascade Co.	139,784	3,839,866
Clearwater Paper Corp. (a)	57,601	1,942,306
Louisiana-Pacific Corp.	507,901	12,382,626
Neenah, Inc.	59,763	4,163,688
P.H. Glatfelter Co.	154,865	1,979,175
Schweitzer-Mauduit International, Inc.	110,384	3,538,911
Verso Corp. (a)	124,110	3,061,794
		30,908,366

TOTAL MATERIALS		272,181,753

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust (SBI)	289,282	8,311,072
Agree Realty Corp. (b)	120,689	7,969,095
Alexander & Baldwin, Inc.	245,139	5,648,003
Alexanders, Inc.	7,624	2,539,249
American Assets Trust, Inc.	139,006	5,968,918
Americold Realty Trust	309,186	9,065,334
Armada Hoffler Properties, Inc.	177,900	2,672,058
Ashford Hospitality Trust, Inc.	311,128	1,540,084
Bluerock Residential Growth (REIT), Inc.	86,263	895,410
Braemar Hotels & Resorts, Inc.	105,102	1,168,734
BRT Realty Trust	32,680	425,167
CareTrust (REIT), Inc.	299,314	6,578,922
CatchMark Timber Trust, Inc.	175,639	1,614,122
CBL & Associates Properties, Inc. (b)	606,545	1,510,297
Cedar Realty Trust, Inc.	318,389	1,111,178
Chatham Lodging Trust	165,923	3,353,304
Chesapeake Lodging Trust	213,172	6,071,139
City Office REIT, Inc.	139,547	1,613,163
Clipper Realty, Inc.	53,649	694,755
Community Healthcare Trust, Inc.	62,645	2,068,538
CorEnergy Infrastructure Trust, Inc. (b)	42,828	1,533,671
CorePoint Lodging, Inc.	147,610	1,806,746
Corrections Corp. of America	425,949	8,463,607
Cousins Properties, Inc.	1,503,488	13,305,869
DiamondRock Hospitality Co.	741,793	7,536,617
Easterly Government Properties, Inc. (b)	218,279	3,920,291
EastGroup Properties, Inc.	126,208	13,057,480
Essential Properties Realty Trust, Inc.	128,059	2,036,138
Farmland Partners, Inc. (b)	108,202	607,013
First Industrial Realty Trust, Inc.	445,987	14,592,695
Four Corners Property Trust, Inc.	244,242	6,897,394
Franklin Street Properties Corp.	372,606	2,764,737
Front Yard Residential Corp. Class B	176,316	1,907,739
Getty Realty Corp.	119,042	3,816,487
Gladstone Commercial Corp.	102,682	2,048,506
Gladstone Land Corp. (b)	47,040	568,243
Global Medical REIT, Inc.	69,089	662,564
Global Net Lease, Inc.	261,009	5,060,965
Government Properties Income Trust (b)	170,925	5,474,728
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	185,297	4,185,859
Healthcare Realty Trust, Inc.	444,592	14,355,876
Hersha Hospitality Trust	129,136	2,392,890
Independence Realty Trust, Inc.	313,263	3,273,598
Industrial Logistics Properties Trust	232,266	4,991,396
InfraReit, Inc.	158,404	3,342,324
Investors Real Estate Trust	43,854	2,581,685
iStar Financial, Inc.	232,823	2,232,773
Jernigan Capital, Inc.	64,963	1,408,398
Kite Realty Group Trust	298,156	4,958,334
Lexington Corporate Properties Trust	761,095	7,314,123
LTC Properties, Inc.	141,592	6,717,124
Mack-Cali Realty Corp.	325,315	6,701,489
MedEquities Realty Trust, Inc.	103,060	1,192,404
Monmouth Real Estate Investment Corp. Class A	314,102	4,315,761
National Health Investors, Inc.	146,423	12,191,179
National Storage Affiliates Trust	203,737	5,928,747
New Senior Investment Group, Inc.	267,309	1,448,815
NexPoint Residential Trust, Inc.	66,992	2,506,171
NorthStar Realty Europe Corp.	161,399	2,709,889
One Liberty Properties, Inc.	53,904	1,466,189
Pebblebrook Hotel Trust (b)	488,229	15,647,739
Pennsylvania Real Estate Investment Trust (SBI) (b)	245,976	1,812,843
Physicians Realty Trust	654,753	11,857,577
Piedmont Office Realty Trust, Inc. Class A	459,726	8,900,295
Potlatch Corp.	237,775	8,769,142
Preferred Apartment Communities, Inc. Class A	144,794	2,302,225
PS Business Parks, Inc.	71,431	10,371,067
QTS Realty Trust, Inc. Class A	182,659	7,691,770
Ramco-Gershenson Properties Trust (SBI)	287,051	3,757,498
Retail Opportunity Investments Corp.	403,194	7,084,119
Rexford Industrial Realty, Inc.	330,783	11,114,309
RLJ Lodging Trust	622,094	11,539,844
Ryman Hospitality Properties, Inc.	160,094	12,863,553
Sabra Health Care REIT, Inc.	637,001	13,084,001
Safety Income and Growth, Inc.	28,325	499,653
Saul Centers, Inc.	42,922	2,273,149
Seritage Growth Properties (b)	117,245	4,714,421
Spirit MTA REIT	154,083	1,204,929
Stag Industrial, Inc.	351,009	9,677,318
Summit Hotel Properties, Inc.	371,504	4,149,700
Sunstone Hotel Investors, Inc.	816,123	11,670,559
Tanger Factory Outlet Centers, Inc.	329,803	7,503,018
Terreno Realty Corp.	208,760	8,421,378
The GEO Group, Inc.	430,810	9,714,766
TIER REIT, Inc.	193,644	4,550,634
UMH Properties, Inc.	121,782	1,708,601
Universal Health Realty Income Trust (SBI)	46,592	3,248,394
Urban Edge Properties	392,572	8,016,320
Urstadt Biddle Properties, Inc. Class A	106,874	2,289,241
Washington Prime Group, Inc. (b)	671,738	3,815,472
Washington REIT (SBI)	287,707	7,293,372
Whitestone REIT Class B (b)	137,293	1,946,815
Xenia Hotels & Resorts, Inc.	404,003	7,583,136
		490,171,914
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	35,211	833,796
American Realty Investments, Inc. (a)	6,802	88,970
Boston Omaha Corp. (a)	18,045	456,358
Colony NorthStar Credit Real Estate, Inc.	301,618	5,040,037
Consolidated-Tomoka Land Co.	13,597	830,369
Cushman & Wakefield PLC	167,169	2,881,994
Forestar Group, Inc. (a)	37,497	600,327
FRP Holdings, Inc. (a)	25,213	1,278,803
Griffin Industrial Realty, Inc.	2,849	95,812
HFF, Inc.	134,465	5,569,540
Kennedy-Wilson Holdings, Inc.	446,986	8,935,250
Marcus & Millichap, Inc. (a)	69,760	2,762,496
Maui Land & Pineapple, Inc. (a)	24,038	287,014
Newmark Group, Inc.	535,359	5,594,502
RE/MAX Holdings, Inc.	64,308	2,682,930
Redfin Corp. (a)(b)	283,953	5,079,919
Stratus Properties, Inc. (a)	23,906	566,572
Tejon Ranch Co. (a)	74,637	1,404,668
The St. Joe Co. (a)(b)	124,161	1,931,945
Transcontinental Realty Investors, Inc. (a)	5,608	188,148
Trinity Place Holdings, Inc. (a)	58,530	242,900
		47,352,350

TOTAL REAL ESTATE		537,524,264

UTILITIES - 3.6%
Electric Utilities - 1.2%
Allete, Inc.	184,212	14,173,271
El Paso Electric Co.	145,013	7,616,083
IDACORP, Inc.	180,288	17,578,080
MGE Energy, Inc.	125,274	8,056,371
Otter Tail Corp.	141,502	6,855,772
PNM Resources, Inc.	284,834	12,131,080
Portland General Electric Co.	319,154	15,421,521
Spark Energy, Inc. Class A, (b)	40,979	340,126
		82,172,304
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	56,901	5,153,524
New Jersey Resources Corp.	311,776	15,121,136
Northwest Natural Holding Co.	102,539	6,418,941
ONE Gas, Inc.	186,065	15,285,240
RGC Resources, Inc.	26,692	750,846
South Jersey Industries, Inc. (b)	307,027	9,143,264
Southwest Gas Holdings, Inc.	175,342	13,732,785
Spire, Inc.	175,763	13,950,309
		79,556,045
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)(b)	389,223	976,948
NRG Yield, Inc.:
Class A	109,193	1,605,137
Class C	278,082	4,196,257
Ormat Technologies, Inc.	142,393	8,217,500
Pattern Energy Group, Inc.	289,432	6,159,113
Terraform Power, Inc.	258,903	3,075,768
		24,230,723
Multi-Utilities - 0.5%
Avista Corp.	233,567	9,774,779
Black Hills Corp.	191,059	12,970,996
NorthWestern Energy Corp.	180,379	11,528,022
Unitil Corp.	52,726	2,766,006
		37,039,803
Water Utilities - 0.5%
American States Water Co.	130,993	8,870,846
AquaVenture Holdings Ltd. (a)	39,136	823,030
Artesian Resources Corp. Class A	28,249	999,732
Cadiz, Inc. (a)(b)	80,182	825,875
California Water Service Group	171,946	8,514,766
Connecticut Water Service, Inc.	43,010	2,917,798
Consolidated Water Co., Inc.	52,659	687,200
Global Water Resources, Inc.	37,751	363,542
Middlesex Water Co.	57,580	3,235,996
Pure Cycle Corp. (a)	61,219	622,597
Select Energy Services, Inc. Class A (a)	160,872	1,367,412
SJW Corp.	61,868	3,708,987
York Water Co.	45,727	1,504,418
		34,442,199

TOTAL UTILITIES		257,441,074

TOTAL COMMON STOCKS
(Cost $6,833,594,352)		7,096,456,976

Money Market Funds - 16.4%
Fidelity Cash Central Fund, 2.43% (d)	36,080,904	36,088,120
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	1,134,041,162	1,134,154,566
TOTAL MONEY MARKET FUNDS
(Cost $1,170,224,169)		1,170,242,686
TOTAL INVESTMENT IN SECURITIES - 115.9%
(Cost $8,003,818,521)		8,266,699,662
NET OTHER ASSETS (LIABILITIES) - (15.9)%(f)		(1,136,689,180)
NET ASSETS - 100%		$7,130,010,482

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	454	March 2019	$34,054,540	$2,882,171	$2,882,171

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $1,959,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$559,318
Fidelity Securities Lending Cash Central Fund	6,717,236
Total	$7,276,554

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$219,755,038	$219,755,038	$--	$--
Consumer Discretionary	862,311,341	862,311,341	--	--
Consumer Staples	199,005,997	199,005,997	--	--
Energy	249,886,212	249,886,212	--	--
Financials	1,268,234,616	1,268,234,616	--	--
Health Care	1,116,285,186	1,116,211,554	--	73,632
Industrials	1,058,215,647	1,058,215,647	--	--
Information Technology	1,055,615,848	1,055,615,848	--	--
Materials	272,181,753	272,039,226	--	142,527
Real Estate	537,524,264	537,524,264	--	--
Utilities	257,441,074	257,441,074	--	--
Money Market Funds	1,170,242,686	1,170,242,686	--	--
Total Investments in Securities:	$8,266,699,662	$8,266,483,503	$--	$216,159
Derivative Instruments:
Assets
Futures Contracts	$2,882,171	$2,882,171	$--	$--
Total Assets	$2,882,171	$2,882,171	$--	$--
Total Derivative Instruments:	$2,882,171	$2,882,171	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Value Index Fund

January 31, 2019

LC2-QTLY-0319
1.9871051.102

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	843,532	$25,356,572
CenturyLink, Inc.	111,351	1,705,897
Verizon Communications, Inc.	480,010	26,429,351
		53,491,820
Entertainment - 1.2%
Cinemark Holdings, Inc.	12,652	517,720
Lions Gate Entertainment Corp.:
Class A	3,241	59,537
Class B	12,480	218,774
Take-Two Interactive Software, Inc. (a)	5,347	564,376
The Madison Square Garden Co. (a)	1,959	544,406
The Walt Disney Co.	49,137	5,479,758
Twenty-First Century Fox, Inc.:
Class A	120,127	5,923,462
Class B	57,473	2,819,625
Viacom, Inc.:
Class A	1,363	46,737
Class B (non-vtg.)	41,155	1,210,780
Zynga, Inc. (a)	87,185	390,589
		17,775,764
Interactive Media & Services - 0.0%
Zillow Group, Inc.:
Class A (a)	1,959	68,193
Class C (a)	3,567	125,166
		193,359
Media - 2.1%
Charter Communications, Inc. Class A (a)	5,894	1,951,209
Comcast Corp. Class A	530,219	19,390,109
Discovery Communications, Inc.:
Class A (a)(b)	19,690	558,802
Class C (non-vtg.) (a)	37,350	995,378
DISH Network Corp. Class A (a)	25,679	787,575
GCI Liberty, Inc. (a)(b)	11,194	569,775
Interpublic Group of Companies, Inc.	40,107	912,434
John Wiley & Sons, Inc. Class A	5,151	266,719
Liberty Broadband Corp.:
Class A (a)(b)	5,019	425,461
Class C (a)	10,074	856,491
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	21,236	666,173
Liberty Media Class A (a)	4,680	143,208
Liberty SiriusXM Series A (a)	9,912	394,299
Liberty SiriusXM Series C (a)	19,137	764,715
News Corp.:
Class A	39,105	501,717
Class B	18,577	240,201
Omnicom Group, Inc.	8,884	691,886
Tribune Media Co. Class A	10,138	465,436
		30,581,588
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	76,802	479,244
T-Mobile U.S., Inc. (a)	12,342	859,250
Telephone & Data Systems, Inc.	11,021	399,181
U.S. Cellular Corp. (a)	1,324	76,236
		1,813,911

TOTAL COMMUNICATION SERVICES		103,856,442

CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.2%
Adient PLC	10,959	216,331
Aptiv PLC	4,464	353,236
BorgWarner, Inc.	24,418	998,696
Garrett Motion, Inc. (a)(b)	2,781	44,413
Gentex Corp.	9,393	198,944
Lear Corp.	6,662	1,025,482
The Goodyear Tire & Rubber Co.	26,889	569,778
Visteon Corp. (a)	1,327	102,033
		3,508,913
Automobiles - 0.7%
Ford Motor Co.	452,997	3,986,374
General Motors Co.	151,572	5,914,339
Harley-Davidson, Inc.	19,143	705,611
Thor Industries, Inc.	759	49,426
		10,655,750
Distributors - 0.2%
Genuine Parts Co.	16,439	1,640,941
LKQ Corp. (a)	30,576	801,703
		2,442,644
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,054	122,043
Graham Holdings Co.	473	314,545
H&R Block, Inc.	19,684	464,346
Service Corp. International	10,693	458,944
		1,359,878
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	28,533	940,162
Caesars Entertainment Corp. (a)(b)	66,343	606,375
Carnival Corp.	46,084	2,653,517
Darden Restaurants, Inc.	7,095	744,478
Extended Stay America, Inc. unit	8,001	136,817
Hyatt Hotels Corp. Class A	4,943	345,565
International Game Technology PLC	10,821	177,032
Las Vegas Sands Corp.	16,041	936,153
McDonald's Corp.	72,632	12,985,149
MGM Mirage, Inc.	51,638	1,520,223
Norwegian Cruise Line Holdings Ltd. (a)	25,520	1,312,494
Royal Caribbean Cruises Ltd.	19,229	2,308,441
U.S. Foods Holding Corp. (a)	23,121	779,640
Yum China Holdings, Inc.	38,673	1,409,631
Yum! Brands, Inc.	25,709	2,416,132
		29,271,809
Household Durables - 0.4%
D.R. Horton, Inc.	16,846	647,729
Garmin Ltd.	12,885	891,384
Leggett & Platt, Inc.	14,445	591,667
Lennar Corp.:
Class A	14,250	675,735
Class B	3,377	128,731
Mohawk Industries, Inc. (a)	7,197	926,902
Newell Brands, Inc.	49,698	1,054,095
PulteGroup, Inc.	19,427	540,265
Toll Brothers, Inc.	8,152	301,135
Whirlpool Corp.	7,213	959,401
		6,717,044
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	82,336	2,770,606
Liberty Interactive Corp. QVC Group Series A (a)	48,184	1,048,002
		3,818,608
Leisure Products - 0.1%
Brunswick Corp.	8,953	450,515
Hasbro, Inc.	3,146	284,902
Mattel, Inc. (a)(b)	29,660	351,174
		1,086,591
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	22,649	2,193,103
Kohl's Corp.	19,277	1,324,137
Macy's, Inc.	35,020	921,026
Target Corp.	61,423	4,483,879
		8,922,145
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	5,619	894,545
AutoNation, Inc. (a)	6,296	243,970
AutoZone, Inc. (a)	353	299,111
Best Buy Co., Inc.	20,314	1,203,401
CarMax, Inc. (a)	9,194	540,423
Dick's Sporting Goods, Inc.	8,579	302,924
Foot Locker, Inc.	13,207	738,139
Gap, Inc.	23,406	595,449
L Brands, Inc.	21,611	601,650
Michaels Companies, Inc. (a)	9,384	130,062
Penske Automotive Group, Inc.	4,250	199,240
Tiffany & Co., Inc.	11,595	1,028,824
Williams-Sonoma, Inc. (b)	7,150	389,175
		7,166,913
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	7,299	310,062
Columbia Sportswear Co.	2,943	262,486
PVH Corp.	8,888	969,770
Ralph Lauren Corp.	6,266	727,733
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,048	218,664
Tapestry, Inc.	27,831	1,077,338
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	4,646	96,358
Class C (non-vtg.) (a)	5,010	94,889
VF Corp.	8,597	723,609
		4,480,909

TOTAL CONSUMER DISCRETIONARY		79,431,204

CONSUMER STAPLES - 7.7%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	19,996	1,331,934
PepsiCo, Inc.	18,601	2,095,775
The Coca-Cola Co.	99,321	4,780,320
		8,208,029
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	4,216	542,515
Kroger Co.	92,097	2,609,108
Walgreens Boots Alliance, Inc.	93,973	6,790,489
Walmart, Inc.	165,530	15,862,740
		25,804,852
Food Products - 2.0%
Archer Daniels Midland Co.	64,715	2,905,704
Bunge Ltd.	16,357	900,780
Campbell Soup Co.	6,446	228,382
Conagra Brands, Inc.	56,586	1,224,521
Flowers Foods, Inc.	20,158	396,306
General Mills, Inc.	65,334	2,903,443
Hormel Foods Corp. (b)	31,493	1,332,784
Ingredion, Inc.	8,209	812,691
Kellogg Co.	14,424	851,160
Lamb Weston Holdings, Inc.	16,911	1,222,665
McCormick & Co., Inc. (non-vtg.)	13,227	1,635,386
Mondelez International, Inc.	165,511	7,656,539
Pilgrim's Pride Corp. (a)	6,284	127,314
Post Holdings, Inc. (a)	3,178	294,982
Seaboard Corp.	36	139,110
The Hain Celestial Group, Inc. (a)	9,753	178,772
The Hershey Co.	1,376	145,994
The J.M. Smucker Co.	12,790	1,341,415
The Kraft Heinz Co.	70,015	3,364,921
TreeHouse Foods, Inc. (a)	6,295	367,376
Tyson Foods, Inc. Class A	33,522	2,075,682
		30,105,927
Household Products - 2.3%
Church & Dwight Co., Inc.	4,075	263,286
Clorox Co.	1,876	278,361
Colgate-Palmolive Co.	80,293	5,193,351
Energizer Holdings, Inc.	2,558	121,249
Kimberly-Clark Corp.	5,314	591,873
Procter & Gamble Co.	289,117	27,891,117
Spectrum Brands Holdings, Inc.	2,684	149,982
		34,489,219
Personal Products - 0.1%
Coty, Inc. Class A	54,632	423,944
Herbalife Nutrition Ltd. (a)	10,305	615,209
Nu Skin Enterprises, Inc. Class A	4,309	282,886
		1,322,039
Tobacco - 0.9%
Philip Morris International, Inc.	180,265	13,829,931

TOTAL CONSUMER STAPLES		113,759,997

ENERGY - 9.5%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	59,752	1,408,355
Helmerich & Payne, Inc.	11,973	670,368
Nabors Industries Ltd.	36,775	108,854
National Oilwell Varco, Inc.	44,046	1,298,476
Patterson-UTI Energy, Inc.	25,931	314,543
RPC, Inc.	3,899	42,070
Schlumberger Ltd.	161,153	7,124,574
Transocean Ltd. (United States) (a)	61,029	523,019
Weatherford International PLC (a)(b)	99,252	64,355
		11,554,614
Oil, Gas & Consumable Fuels - 8.7%
Anadarko Petroleum Corp.	39,029	1,847,243
Antero Resources Corp. (a)	11,215	112,823
Apache Corp.	41,944	1,376,602
Cabot Oil & Gas Corp.	13,695	341,690
Centennial Resource Development, Inc. Class A (a)(b)	21,629	284,854
Cheniere Energy, Inc. (a)	8,068	529,664
Chesapeake Energy Corp. (a)(b)	103,541	295,092
Chevron Corp.	221,069	25,345,561
Cimarex Energy Co.	9,573	721,230
CNX Resources Corp. (a)	22,953	278,649
Concho Resources, Inc. (a)	19,683	2,358,811
ConocoPhillips Co.	133,820	9,058,276
Continental Resources, Inc. (a)	5,471	252,596
Devon Energy Corp.	53,801	1,433,797
Diamondback Energy, Inc.	15,021	1,548,966
EOG Resources, Inc.	59,310	5,883,552
EQT Corp.	29,550	575,339
Equitrans Midstream Corp.	23,906	497,723
Extraction Oil & Gas, Inc. (a)	11,525	45,409
Exxon Mobil Corp.	491,626	36,026,353
Hess Corp.	30,584	1,651,536
HollyFrontier Corp.	18,568	1,046,121
Kinder Morgan, Inc.	219,295	3,969,240
Kosmos Energy Ltd. (a)	19,717	101,148
Marathon Oil Corp.	94,813	1,497,097
Marathon Petroleum Corp.	77,831	5,157,082
Murphy Oil Corp.	19,631	536,908
Newfield Exploration Co. (a)	15,187	277,618
Noble Energy, Inc.	55,924	1,249,342
Occidental Petroleum Corp.	87,789	5,862,549
ONEOK, Inc.	27,950	1,794,670
Parsley Energy, Inc. Class A (a)	10,621	197,338
PBF Energy, Inc. Class A	13,834	506,601
Phillips 66 Co.	48,104	4,589,603
Pioneer Natural Resources Co.	8,911	1,268,214
QEP Resources, Inc. (a)	27,806	229,956
Range Resources Corp.	24,793	273,467
SM Energy Co.	12,960	254,275
Targa Resources Corp.	25,720	1,106,217
The Williams Companies, Inc.	140,453	3,782,399
Valero Energy Corp.	48,982	4,301,599
Whiting Petroleum Corp. (a)	9,787	280,202
WPX Energy, Inc. (a)	46,778	573,498
		129,320,910

TOTAL ENERGY		140,875,524

FINANCIALS - 22.6%
Banks - 11.1%
Associated Banc-Corp.	20,990	454,434
Bank of America Corp.	1,061,003	30,206,755
Bank of Hawaii Corp.	5,768	446,039
Bank of the Ozarks, Inc.	13,640	413,838
BankUnited, Inc.	12,034	406,870
BB&T Corp.	88,845	4,335,636
BOK Financial Corp.	3,157	262,378
CIT Group, Inc.	12,493	577,052
Citigroup, Inc.	283,375	18,266,353
Citizens Financial Group, Inc.	54,320	1,842,534
Comerica, Inc.	17,648	1,389,604
Commerce Bancshares, Inc.	11,528	689,374
Cullen/Frost Bankers, Inc.	6,621	644,091
East West Bancorp, Inc.	15,981	804,164
Fifth Third Bancorp	75,687	2,029,925
First Citizens Bancshares, Inc.	935	381,041
First Hawaiian, Inc.	12,762	328,366
First Horizon National Corp.	36,486	535,614
First Republic Bank	18,918	1,828,046
FNB Corp., Pennsylvania	33,674	392,302
Huntington Bancshares, Inc.	122,685	1,624,349
JPMorgan Chase & Co.	383,658	39,708,603
KeyCorp	118,304	1,948,467
M&T Bank Corp.	16,024	2,636,589
PacWest Bancorp	14,617	564,070
Peoples United Financial, Inc.	44,236	724,586
Pinnacle Financial Partners, Inc.	4,275	229,867
PNC Financial Services Group, Inc.	53,708	6,588,360
Popular, Inc.	11,322	618,294
Prosperity Bancshares, Inc.	7,544	536,680
Regions Financial Corp.	119,456	1,812,148
Signature Bank	2,441	310,764
Sterling Bancorp	26,224	504,550
SunTrust Banks, Inc.	51,930	3,085,681
SVB Financial Group (a)	1,451	338,634
Synovus Financial Corp.	13,897	492,232
TCF Financial Corp.	19,355	428,907
Texas Capital Bancshares, Inc. (a)	2,564	149,404
U.S. Bancorp	175,044	8,955,251
Umpqua Holdings Corp.	26,222	463,605
Webster Financial Corp.	10,580	570,050
Wells Fargo & Co.	492,061	24,066,704
Western Alliance Bancorp. (a)	4,000	177,120
Wintrust Financial Corp.	6,491	461,770
Zions Bancorporation	22,274	1,060,020
		164,291,121
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	5,926	621,934
Ameriprise Financial, Inc.	13,583	1,719,608
Bank of New York Mellon Corp.	106,072	5,549,687
BGC Partners, Inc. Class A	32,526	201,336
BlackRock, Inc. Class A	14,021	5,819,837
Brighthouse Financial, Inc. (a)	13,715	512,118
Cboe Global Markets, Inc.	787	73,403
CME Group, Inc.	36,206	6,599,630
E*TRADE Financial Corp.	22,546	1,051,996
Franklin Resources, Inc.	34,240	1,013,846
Goldman Sachs Group, Inc.	40,450	8,009,505
Interactive Brokers Group, Inc.	514	25,906
IntercontinentalExchange, Inc.	31,427	2,412,337
Invesco Ltd.	47,157	859,201
Lazard Ltd. Class A	1,105	43,968
Legg Mason, Inc.	10,117	301,487
Morgan Stanley	140,766	5,954,402
Northern Trust Corp.	17,056	1,508,774
Raymond James Financial, Inc.	10,693	860,787
State Street Corp.	40,863	2,897,187
T. Rowe Price Group, Inc.	1,792	167,480
The NASDAQ OMX Group, Inc.	14,064	1,238,195
		47,442,624
Consumer Finance - 0.8%
Ally Financial, Inc.	50,842	1,324,943
American Express Co.	25,999	2,670,097
Capital One Financial Corp.	50,875	4,100,016
Credit Acceptance Corp. (a)	102	40,598
Discover Financial Services	21,575	1,456,097
Navient Corp.	30,251	344,861
OneMain Holdings, Inc. (a)	8,469	253,138
Santander Consumer U.S.A. Holdings, Inc.	11,503	219,247
SLM Corp.	48,846	523,141
Synchrony Financial	55,641	1,671,456
		12,603,594
Diversified Financial Services - 2.9%
AXA Equitable Holdings, Inc.	22,788	422,490
Berkshire Hathaway, Inc. Class B (a)	196,393	40,366,602
Jefferies Financial Group, Inc.	32,554	677,449
Voya Financial, Inc.	16,873	783,413
		42,249,954
Insurance - 4.2%
AFLAC, Inc.	88,527	4,222,738
Alleghany Corp.	1,481	935,340
Allstate Corp.	40,084	3,522,181
American Financial Group, Inc.	8,282	790,020
American International Group, Inc.	88,416	3,822,224
American National Insurance Co.	912	126,941
Arch Capital Group Ltd. (a)	37,376	1,096,986
Arthur J. Gallagher & Co.	20,768	1,551,577
Aspen Insurance Holdings Ltd.	6,498	271,162
Assurant, Inc.	6,032	581,424
Assured Guaranty Ltd.	11,803	478,730
Athene Holding Ltd. (a)	18,643	799,785
Axis Capital Holdings Ltd.	8,553	458,013
Brown & Brown, Inc.	25,149	683,047
Chubb Ltd.	53,179	7,075,466
Cincinnati Financial Corp.	17,723	1,437,690
CNA Financial Corp.	2,902	133,086
Erie Indemnity Co. Class A	619	90,609
Everest Re Group Ltd.	2,834	620,788
First American Financial Corp.	12,785	640,273
FNF Group	30,494	1,102,663
Hanover Insurance Group, Inc.	4,934	562,673
Hartford Financial Services Group, Inc.	41,507	1,947,508
Lincoln National Corp.	24,294	1,420,956
Loews Corp.	31,920	1,528,968
Markel Corp. (a)	1,438	1,514,947
Marsh & McLennan Companies, Inc.	31,360	2,765,638
Mercury General Corp.	3,123	161,459
MetLife, Inc.	98,093	4,479,907
Old Republic International Corp.	31,786	640,488
Principal Financial Group, Inc.	32,114	1,607,948
Prudential Financial, Inc.	47,799	4,404,200
Reinsurance Group of America, Inc.	7,327	1,058,385
RenaissanceRe Holdings Ltd.	4,208	580,830
The Travelers Companies, Inc.	25,512	3,202,776
Torchmark Corp.	12,474	1,044,822
Unum Group	23,422	814,149
W.R. Berkley Corp.	10,992	845,175
White Mountains Insurance Group Ltd.	340	303,817
Willis Group Holdings PLC	15,047	2,449,501
		61,774,890
Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	58,440	1,046,660
Annaly Capital Management, Inc.	159,813	1,668,448
Chimera Investment Corp.	20,392	388,060
MFA Financial, Inc.	59,717	437,726
New Residential Investment Corp.	40,207	682,715
Starwood Property Trust, Inc.	33,647	742,926
Two Harbors Investment Corp.	28,256	412,255
		5,378,790
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc. (b)	53,964	627,062
TFS Financial Corp.	4,631	75,532
		702,594

TOTAL FINANCIALS		334,443,567

HEALTH CARE - 15.1%
Biotechnology - 0.4%
Agios Pharmaceuticals, Inc. (a)	352	18,867
Alexion Pharmaceuticals, Inc. (a)	4,265	524,424
Alnylam Pharmaceuticals, Inc. (a)	1,103	92,134
Amgen, Inc.	4,350	813,929
Biogen, Inc. (a)	1,201	400,870
bluebird bio, Inc. (a)	1,972	263,124
Gilead Sciences, Inc.	38,228	2,676,342
United Therapeutics Corp. (a)	4,885	563,387
		5,353,077
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	198,618	14,495,142
Baxter International, Inc.	51,411	3,726,783
Becton, Dickinson & Co.	27,968	6,976,897
Boston Scientific Corp. (a)	36,686	1,399,571
Danaher Corp.	71,748	7,958,288
Dentsply Sirona, Inc.	25,340	1,063,013
Hill-Rom Holdings, Inc.	2,765	276,555
Hologic, Inc. (a)	31,301	1,389,764
Integra LifeSciences Holdings Corp. (a)	1,985	94,010
Medtronic PLC	157,036	13,880,412
Steris PLC	9,609	1,096,003
Teleflex, Inc.	4,259	1,164,837
The Cooper Companies, Inc.	4,704	1,311,287
West Pharmaceutical Services, Inc.	6,365	689,139
Zimmer Biomet Holdings, Inc.	23,655	2,591,642
		58,113,343
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)	10,129	277,129
Anthem, Inc.	30,189	9,147,267
Cardinal Health, Inc.	34,709	1,734,409
Centene Corp. (a)	2,798	365,335
Cigna Corp.	31,064	6,206,898
CVS Health Corp.	137,726	9,027,939
DaVita HealthCare Partners, Inc. (a)	7,299	409,693
Elanco Animal Health, Inc. (b)	4,560	133,061
HCA Holdings, Inc.	8,983	1,252,500
Henry Schein, Inc. (a)	14,977	1,163,713
Humana, Inc.	809	249,973
Laboratory Corp. of America Holdings (a)	10,914	1,520,866
McKesson Corp.	19,804	2,539,863
MEDNAX, Inc. (a)	10,021	361,858
Molina Healthcare, Inc. (a)	1,143	151,996
Premier, Inc. (a)	3,675	146,228
Quest Diagnostics, Inc.	15,607	1,363,271
Universal Health Services, Inc. Class B	9,708	1,286,601
Wellcare Health Plans, Inc. (a)	409	113,080
		37,451,680
Health Care Technology - 0.1%
Cerner Corp. (a)	20,385	1,119,340
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	36,721	2,792,632
Bio-Rad Laboratories, Inc. Class A (a)	2,451	612,431
Bruker Corp.	6,879	241,178
Charles River Laboratories International, Inc. (a)	1,586	195,379
IQVIA Holdings, Inc. (a)	18,904	2,438,805
PerkinElmer, Inc.	12,784	1,156,952
QIAGEN NV (a)	25,770	954,263
Thermo Fisher Scientific, Inc.	43,774	10,753,959
Waters Corp. (a)	638	147,518
		19,293,117
Pharmaceuticals - 6.9%
Allergan PLC	39,334	5,663,309
Bristol-Myers Squibb Co.	88,935	4,390,721
Catalent, Inc. (a)	12,657	467,423
Eli Lilly & Co.	41,938	5,026,689
Jazz Pharmaceuticals PLC (a)	459	57,784
Johnson & Johnson	255,473	33,998,347
Merck & Co., Inc.	281,834	20,976,905
Mylan NV (a)	59,722	1,788,674
Perrigo Co. PLC	14,429	670,227
Pfizer, Inc.	673,401	28,585,872
		101,625,951

TOTAL HEALTH CARE		222,956,508

INDUSTRIALS - 7.6%
Aerospace & Defense - 1.4%
Arconic, Inc.	49,905	939,212
Curtiss-Wright Corp.	4,594	521,511
General Dynamics Corp.	16,546	2,832,179
Hexcel Corp.	8,012	542,493
Huntington Ingalls Industries, Inc.	700	144,515
L3 Technologies, Inc.	9,066	1,784,914
Lockheed Martin Corp.	2,532	733,495
Teledyne Technologies, Inc. (a)	4,089	916,836
Textron, Inc.	23,548	1,253,460
United Technologies Corp.	94,018	11,100,705
		20,769,320
Airlines - 0.7%
Alaska Air Group, Inc.	13,854	885,963
American Airlines Group, Inc.	47,431	1,696,607
Copa Holdings SA Class A	3,668	347,910
Delta Air Lines, Inc.	55,746	2,755,525
JetBlue Airways Corp. (a)	34,342	617,813
Southwest Airlines Co.	17,168	974,456
United Continental Holdings, Inc. (a)	28,328	2,472,185
		9,750,459
Building Products - 0.4%
Allegion PLC	1,734	148,881
Fortune Brands Home & Security, Inc.	9,675	438,278
Johnson Controls International PLC	107,609	3,633,956
Lennox International, Inc.	372	85,292
Masco Corp.	10,960	355,214
Owens Corning	12,191	638,686
Resideo Technologies, Inc. (a)	4,720	103,510
USG Corp.	9,343	403,150
		5,806,967
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	5,848	346,260
KAR Auction Services, Inc.	1,045	54,350
Republic Services, Inc.	23,403	1,795,244
Stericycle, Inc. (a)	9,478	417,790
Waste Management, Inc.	7,909	756,654
		3,370,298
Construction & Engineering - 0.2%
AECOM (a)	17,690	541,491
Arcosa, Inc.	5,561	163,660
Fluor Corp.	16,505	603,588
Jacobs Engineering Group, Inc.	14,759	956,383
Quanta Services, Inc.	12,341	436,131
Valmont Industries, Inc.	2,529	326,241
		3,027,494
Electrical Equipment - 0.6%
Acuity Brands, Inc.	4,722	570,937
AMETEK, Inc.	22,639	1,650,383
Eaton Corp. PLC	50,672	3,863,740
Emerson Electric Co.	20,898	1,368,192
Fortive Corp.	2,874	215,521
GrafTech International Ltd.	6,318	83,461
Hubbell, Inc. Class B	1,870	204,447
Regal Beloit Corp.	4,759	365,301
Sensata Technologies, Inc. PLC (a)	8,304	394,440
		8,716,422
Industrial Conglomerates - 1.4%
3M Co.	10,884	2,180,065
Carlisle Companies, Inc.	6,806	733,210
General Electric Co.	1,000,499	10,165,070
Honeywell International, Inc.	32,784	4,708,766
ITT, Inc.	9,979	524,496
Roper Technologies, Inc.	9,524	2,697,768
		21,009,375
Machinery - 1.3%
AGCO Corp.	7,481	480,280
Apergy Corp. (a)	8,959	301,202
Caterpillar, Inc.	5,517	734,644
Colfax Corp. (a)	9,990	247,253
Crane Co.	5,612	464,449
Cummins, Inc.	11,002	1,618,504
Donaldson Co., Inc.	926	43,781
Dover Corp.	16,814	1,476,774
Flowserve Corp.	14,825	652,893
Gardner Denver Holdings, Inc. (a)	9,737	240,212
Gates Industrial Corp. PLC (a)	4,753	70,867
IDEX Corp.	490	67,551
Ingersoll-Rand PLC	13,071	1,307,623
Middleby Corp. (a)(b)	2,539	298,637
Nordson Corp.	465	60,283
Oshkosh Corp.	8,210	616,161
PACCAR, Inc.	39,935	2,616,541
Parker Hannifin Corp.	12,675	2,088,967
Pentair PLC	17,732	730,381
Snap-On, Inc.	6,525	1,083,085
Stanley Black & Decker, Inc.	17,629	2,229,011
Terex Corp.	7,860	241,381
Timken Co.	8,274	352,390
Trinity Industries, Inc.	16,118	376,839
Wabtec Corp. (b)	6,443	445,598
Xylem, Inc.	9,286	661,720
		19,507,027
Marine - 0.0%
Kirby Corp. (a)	6,680	500,399
Professional Services - 0.4%
Dun & Bradstreet Corp.	2,275	329,284
Equifax, Inc.	10,018	1,072,126
IHS Markit Ltd. (a)	45,352	2,354,676
Manpower, Inc.	7,181	567,514
Nielsen Holdings PLC	41,312	1,060,892
		5,384,492
Road & Rail - 0.9%
AMERCO	785	284,688
CSX Corp.	49,518	3,253,333
Genesee & Wyoming, Inc. Class A (a)	5,403	424,244
Kansas City Southern	11,810	1,248,908
Knight-Swift Transportation Holdings, Inc. Class A	14,839	471,138
Norfolk Southern Corp.	31,478	5,280,120
Ryder System, Inc.	5,904	341,901
Schneider National, Inc. Class B	4,443	94,369
Union Pacific Corp.	6,903	1,098,060
		12,496,761
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	10,743	407,589
HD Supply Holdings, Inc. (a)	14,705	616,728
MSC Industrial Direct Co., Inc. Class A	3,153	263,244
Univar, Inc. (a)	11,532	240,212
Watsco, Inc.	609	89,815
WESCO International, Inc. (a)	5,185	271,694
		1,889,282
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	10,881	469,733

TOTAL INDUSTRIALS		112,698,029

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 2.0%
Arris International PLC (a)	18,921	593,930
Cisco Systems, Inc.	526,288	24,888,160
CommScope Holding Co., Inc. (a)	21,532	450,234
EchoStar Holding Corp. Class A (a)	5,189	212,645
Juniper Networks, Inc.	39,577	1,026,627
Motorola Solutions, Inc.	16,836	1,968,297
		29,139,893
Electronic Equipment & Components - 0.7%
ADT, Inc.	11,042	79,723
Arrow Electronics, Inc. (a)	9,818	745,677
Avnet, Inc.	12,965	534,158
Coherent, Inc. (a)	820	96,924
Corning, Inc.	90,997	3,026,560
Dell Technologies, Inc. (a)	15,954	775,205
Dolby Laboratories, Inc. Class A	7,223	466,822
FLIR Systems, Inc.	14,195	693,852
Jabil, Inc.	17,883	476,582
Keysight Technologies, Inc. (a)	22,061	1,632,955
Littelfuse, Inc.	512	89,969
National Instruments Corp.	2,140	94,631
Trimble, Inc. (a)	28,976	1,091,236
		9,804,294
IT Services - 1.1%
Akamai Technologies, Inc. (a)	1,152	74,995
Amdocs Ltd.	16,520	923,138
Booz Allen Hamilton Holding Corp. Class A	774	38,027
Cognizant Technology Solutions Corp. Class A	6,688	466,020
Conduent, Inc. (a)	21,618	275,630
CoreLogic, Inc. (a)	3,227	117,140
DXC Technology Co.	32,420	2,078,770
Elastic NV (b)	435	36,975
Euronet Worldwide, Inc. (a)	2,764	317,888
Fidelity National Information Services, Inc.	34,617	3,618,515
Genpact Ltd.	10,782	321,627
IBM Corp.	29,854	4,012,975
Leidos Holdings, Inc.	16,389	950,562
Sabre Corp.	6,331	145,486
The Western Union Co.	37,474	683,901
Worldpay, Inc. (a)	31,431	2,623,860
		16,685,509
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	36,014	3,560,344
Broadcom, Inc.	19,166	5,141,280
Cypress Semiconductor Corp.	11,909	165,178
First Solar, Inc. (a)	9,507	480,959
Intel Corp.	530,164	24,981,328
Marvell Technology Group Ltd.	47,900	887,587
Micron Technology, Inc. (a)	28,582	1,092,404
NXP Semiconductors NV	37,688	3,279,987
Qorvo, Inc. (a)	14,503	947,916
Qualcomm, Inc.	140,641	6,964,542
Skyworks Solutions, Inc.	6,098	445,398
Teradyne, Inc.	17,285	622,087
		48,569,010
Software - 1.5%
Aspen Technology, Inc. (a)	945	91,315
Autodesk, Inc. (a)	4,080	600,576
FireEye, Inc. (a)	7,557	133,608
LogMeIn, Inc.	1,856	172,645
Microsoft Corp.	46,556	4,861,843
Nuance Communications, Inc. (a)	31,872	505,809
Oracle Corp.	266,813	13,402,017
Pluralsight, Inc.	1,395	41,822
SolarWinds, Inc. (a)	1,818	31,906
SS&C Technologies Holdings, Inc.	1,484	76,411
Symantec Corp.	73,768	1,550,603
Synopsys, Inc. (a)	15,498	1,446,738
Teradata Corp. (a)	3,699	164,162
		23,079,455
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	170,640	2,660,278
HP, Inc.	183,304	4,038,187
NCR Corp. (a)	2,683	71,770
Western Digital Corp.	33,943	1,527,096
Xerox Corp.	24,312	685,842
		8,983,173

TOTAL INFORMATION TECHNOLOGY		136,261,334

MATERIALS - 4.0%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	25,345	4,166,465
Albemarle Corp. U.S.	12,218	986,359
Ashland Global Holdings, Inc.	7,262	551,186
Axalta Coating Systems Ltd. (a)	14,902	381,789
Cabot Corp.	6,950	325,886
Celanese Corp. Class A	5,653	541,331
CF Industries Holdings, Inc.	26,507	1,157,031
DowDuPont, Inc.	266,547	14,342,894
Eastman Chemical Co.	16,124	1,299,917
Ecolab, Inc.	16,218	2,565,201
Element Solutions, Inc. (a)	11,471	128,934
FMC Corp.	9,324	744,055
Huntsman Corp.	25,581	562,015
International Flavors & Fragrances, Inc.	6,209	880,312
Linde PLC	26,188	4,268,906
LyondellBasell Industries NV Class A	19,069	1,658,431
NewMarket Corp.	45	18,049
Olin Corp.	18,658	440,515
PPG Industries, Inc.	26,182	2,760,630
RPM International, Inc.	12,290	702,496
The Mosaic Co.	40,316	1,301,400
The Scotts Miracle-Gro Co. Class A	2,448	182,009
Valvoline, Inc.	22,329	493,694
W.R. Grace & Co.	1,836	130,374
Westlake Chemical Corp.	192	14,189
		40,604,068
Construction Materials - 0.1%
Eagle Materials, Inc.	588	41,748
Martin Marietta Materials, Inc.	612	108,128
nVent Electric PLC	18,699	467,849
Vulcan Materials Co.	857	87,114
		704,839
Containers & Packaging - 0.6%
Aptargroup, Inc.	7,129	706,626
Ardagh Group SA	1,817	22,022
Ball Corp.	38,532	2,014,453
Bemis Co., Inc.	10,325	504,273
Berry Global Group, Inc. (a)	7,606	374,596
Graphic Packaging Holding Co.	29,342	354,158
International Paper Co.	42,029	1,993,435
Owens-Illinois, Inc.	18,046	362,183
Sealed Air Corp.	8,289	327,416
Silgan Holdings, Inc.	6,519	180,055
Sonoco Products Co.	11,288	649,963
WestRock Co.	30,062	1,223,824
		8,713,004
Metals & Mining - 0.6%
Alcoa Corp. (a)	21,940	651,179
Freeport-McMoRan, Inc.	166,720	1,940,621
Newmont Mining Corp.	61,945	2,112,944
Nucor Corp.	36,228	2,218,603
Reliance Steel & Aluminum Co.	7,817	640,056
Royal Gold, Inc.	4,482	391,592
Steel Dynamics, Inc.	21,929	802,382
United States Steel Corp.	20,434	460,582
		9,217,959
Paper & Forest Products - 0.0%
Domtar Corp.	7,481	350,859

TOTAL MATERIALS		59,590,729

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities, Inc.	11,111	1,463,430
American Campus Communities, Inc.	15,942	733,651
American Homes 4 Rent Class A	29,901	661,111
Apartment Investment & Management Co. Class A	19,062	943,950
Apple Hospitality (REIT), Inc.	23,961	393,200
AvalonBay Communities, Inc.	15,816	3,051,223
Boston Properties, Inc.	17,849	2,353,748
Brandywine Realty Trust (SBI)	19,837	298,547
Brixmor Property Group, Inc.	33,412	572,348
Brookfield Property REIT, Inc. Class A	17,639	321,030
Camden Property Trust (SBI)	10,292	997,809
Colony Capital, Inc.	51,812	314,499
Columbia Property Trust, Inc.	13,157	290,375
Corporate Office Properties Trust (SBI)	12,479	308,107
Crown Castle International Corp.	11,725	1,372,529
CubeSmart	21,462	664,249
CyrusOne, Inc.	12,169	659,560
DDR Corp.	17,428	227,784
Digital Realty Trust, Inc.	23,846	2,583,476
Douglas Emmett, Inc.	20,664	781,719
Duke Realty Corp.	41,809	1,222,495
Empire State Realty Trust, Inc.	17,770	274,724
EPR Properties	8,494	620,572
Equity Commonwealth	14,129	457,214
Equity Residential (SBI)	41,559	3,015,521
Essex Property Trust, Inc.	7,617	2,065,730
Extra Space Storage, Inc.	1,774	174,934
Federal Realty Investment Trust (SBI)	8,439	1,118,758
Gaming & Leisure Properties	14,327	537,263
HCP, Inc.	54,225	1,710,257
Healthcare Trust of America, Inc.	22,997	653,575
Highwoods Properties, Inc. (SBI)	11,103	492,085
Hospitality Properties Trust (SBI)	17,654	470,656
Host Hotels & Resorts, Inc.	85,067	1,536,310
Hudson Pacific Properties, Inc.	15,197	493,447
Invitation Homes, Inc.	35,011	787,397
Iron Mountain, Inc.	32,556	1,211,083
JBG SMITH Properties	12,019	464,534
Kilroy Realty Corp.	12,286	865,672
Kimco Realty Corp.	48,208	820,018
Lamar Advertising Co. Class A	837	62,315
Liberty Property Trust (SBI)	17,337	817,266
Life Storage, Inc.	4,755	467,274
Medical Properties Trust, Inc.	41,914	762,835
Mid-America Apartment Communities, Inc.	12,812	1,297,599
National Retail Properties, Inc.	17,840	940,346
Omega Healthcare Investors, Inc.	21,311	856,489
Outfront Media, Inc.	15,260	316,645
Paramount Group, Inc.	33,716	488,208
Park Hotels & Resorts, Inc.	23,300	700,631
Prologis, Inc.	72,673	5,026,065
Rayonier, Inc.	14,266	434,257
Realty Income Corp.	34,253	2,352,839
Regency Centers Corp.	17,177	1,116,505
Retail Properties America, Inc.	23,838	301,312
Senior Housing Properties Trust (SBI)	25,759	354,701
Simon Property Group, Inc.	2,939	535,251
SL Green Realty Corp.	9,131	843,978
Spirit Realty Capital, Inc.	10,253	407,249
Store Capital Corp.	22,018	711,622
Sun Communities, Inc.	9,470	1,040,848
The Macerich Co.	16,003	738,698
UDR, Inc.	32,745	1,432,594
Uniti Group, Inc.	18,704	372,397
Ventas, Inc.	40,952	2,640,994
VEREIT, Inc.	114,863	928,093
Vornado Realty Trust	19,508	1,363,804
Weingarten Realty Investors (SBI)	13,145	377,130
Welltower, Inc.	43,152	3,343,848
Weyerhaeuser Co.	86,396	2,267,031
WP Carey, Inc.	18,627	1,394,976
		72,678,390
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	18,643	852,917
Howard Hughes Corp. (a)	3,535	392,526
Jones Lang LaSalle, Inc.	5,058	725,368
Realogy Holdings Corp. (b)	12,729	225,940
Retail Value, Inc.	1,518	46,162
VICI Properties, Inc.	46,849	1,008,659
		3,251,572

TOTAL REAL ESTATE		75,929,962

UTILITIES - 6.2%
Electric Utilities - 3.7%
Alliant Energy Corp.	27,810	1,236,711
American Electric Power Co., Inc.	57,260	4,530,411
Duke Energy Corp.	82,729	7,261,952
Edison International	36,586	2,084,304
Entergy Corp.	20,882	1,862,466
Evergy, Inc.	30,420	1,743,674
Eversource Energy	36,479	2,532,007
Exelon Corp.	111,875	5,343,150
FirstEnergy Corp.	56,560	2,217,152
Hawaiian Electric Industries, Inc.	12,120	450,743
NextEra Energy, Inc.	55,382	9,912,270
OGE Energy Corp.	23,017	942,546
PG&E Corp. (a)	60,041	780,533
Pinnacle West Capital Corp.	13,097	1,154,108
PPL Corp.	83,903	2,627,842
Southern Co.	119,573	5,811,248
Vistra Energy Corp. (a)	45,172	1,134,269
Xcel Energy, Inc.	58,876	3,082,747
		54,708,133
Gas Utilities - 0.2%
Atmos Energy Corp.	12,578	1,227,990
National Fuel Gas Co.	9,475	542,918
UGI Corp.	20,133	1,148,185
		2,919,093
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	33,576	1,373,594
The AES Corp.	76,426	1,252,622
		2,626,216
Multi-Utilities - 1.9%
Ameren Corp.	28,240	1,958,162
Avangrid, Inc.	6,284	313,383
CenterPoint Energy, Inc.	57,891	1,789,990
CMS Energy Corp.	32,764	1,708,315
Consolidated Edison, Inc.	36,236	2,813,725
Dominion Resources, Inc.	88,080	6,186,739
DTE Energy Co.	20,990	2,471,573
MDU Resources Group, Inc.	21,492	552,559
NiSource, Inc.	42,094	1,148,324
Public Service Enterprise Group, Inc.	58,561	3,194,503
Sempra Energy	31,762	3,715,519
Vectren Corp.	9,433	682,761
WEC Energy Group, Inc.	36,716	2,681,369
		29,216,922
Water Utilities - 0.2%
American Water Works Co., Inc.	21,000	2,009,070
Aqua America, Inc.	20,949	734,262
		2,743,332

TOTAL UTILITIES		92,213,696

TOTAL COMMON STOCKS
(Cost $1,439,705,761)		1,472,016,992

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.43% (c)	8,048,514	8,050,124
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	5,163,626	5,164,142
TOTAL MONEY MARKET FUNDS
(Cost $13,214,013)		13,214,266
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,452,919,774)		1,485,231,258
NET OTHER ASSETS (LIABILITIES) - (0.3)%(e)		(5,110,742)
NET ASSETS - 100%		$1,480,120,516

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	March 2019	$5,544,225	$388,075	$388,075

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $468,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,458
Fidelity Securities Lending Cash Central Fund	13,274
Total	$114,732

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$103,856,442	$103,856,442	$--	$--
Consumer Discretionary	79,431,204	79,431,204	--	--
Consumer Staples	113,759,997	113,759,997	--	--
Energy	140,875,524	140,875,524	--	--
Financials	334,443,567	334,443,567	--	--
Health Care	222,956,508	222,956,508	--	--
Industrials	112,698,029	112,698,029	--	--
Information Technology	136,261,334	136,261,334	--	--
Materials	59,590,729	59,590,729	--	--
Real Estate	75,929,962	75,929,962	--	--
Utilities	92,213,696	92,213,696	--	--
Money Market Funds	13,214,266	13,214,266	--	--
Total Investments in Securities:	$1,485,231,258	$1,485,231,258	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$388,075	$388,075	$--	$--
Total Assets	$388,075	$388,075	$--	$--
Total Derivative Instruments:	$388,075	$388,075	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

January 31, 2019

LC1-QTLY-0319
1.9871049.102

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 12.4%
Diversified Telecommunication Services - 0.0%
Zayo Group Holdings, Inc. (a)	29,716	$815,704
Entertainment - 2.7%
Activision Blizzard, Inc.	98,333	4,645,251
Electronic Arts, Inc. (a)	38,721	3,571,625
Lions Gate Entertainment Corp.:
Class A	513	9,424
Class B	734	12,867
Live Nation Entertainment, Inc. (a)	18,073	967,086
Netflix, Inc. (a)	54,425	18,477,288
Take-Two Interactive Software, Inc. (a)	8,771	925,779
The Madison Square Garden Co. (a)	226	62,805
The Walt Disney Co.	139,438	15,550,126
		44,222,251
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	39,034	43,947,990
Class C (a)	39,768	44,395,802
Facebook, Inc. Class A (a)	310,644	51,781,248
IAC/InterActiveCorp (a)	9,709	2,051,318
Match Group, Inc. (b)	6,750	361,058
TripAdvisor, Inc. (a)	13,496	774,400
Twitter, Inc. (a)	93,406	3,134,705
Zillow Group, Inc.:
Class A (a)	5,088	177,113
Class C (a)(b)	11,400	400,026
		147,023,660
Media - 0.7%
AMC Networks, Inc. Class A (a)	5,647	355,422
Cable One, Inc.	557	492,577
CBS Corp. Class B	42,364	2,095,323
Charter Communications, Inc. Class A (a)	16,088	5,325,932
Interpublic Group of Companies, Inc.	5,144	117,026
Omnicom Group, Inc.	19,264	1,500,280
Sirius XM Holdings, Inc. (b)	216,813	1,264,020
		11,150,580
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	26,185	1,823,000

TOTAL COMMUNICATION SERVICES		205,035,195

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.2%
Aptiv PLC	30,112	2,382,763
Garrett Motion, Inc. (a)(b)	5,824	93,009
Gentex Corp.	23,822	504,550
Lear Corp.	898	138,229
Visteon Corp. (a)	2,308	177,462
		3,296,013
Automobiles - 0.3%
Tesla, Inc. (a)(b)	17,888	5,491,974
Thor Industries, Inc.	5,308	345,657
		5,837,631
Distributors - 0.1%
LKQ Corp. (a)	6,742	176,775
Pool Corp.	5,158	773,236
		950,011
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	6,309	730,519
Frontdoor, Inc. (a)	8,886	264,092
Grand Canyon Education, Inc. (a)	6,170	573,440
H&R Block, Inc.	4,914	115,921
Service Corp. International	10,660	457,527
ServiceMaster Global Holdings, Inc. (a)	17,752	692,150
		2,833,649
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	3,172	1,679,923
Choice Hotels International, Inc.	4,339	343,475
Darden Restaurants, Inc.	8,175	857,803
Domino's Pizza, Inc.	5,426	1,539,519
Dunkin' Brands Group, Inc.	10,849	741,963
Extended Stay America, Inc. unit	14,850	253,935
Hilton Grand Vacations, Inc. (a)	12,517	379,766
Hilton Worldwide Holdings, Inc.	36,423	2,712,785
International Game Technology PLC	521	8,524
Las Vegas Sands Corp.	28,578	1,667,812
Marriott International, Inc. Class A	36,917	4,228,104
McDonald's Corp.	19,675	3,517,497
MGM Mirage, Inc.	5,558	163,628
Six Flags Entertainment Corp.	9,355	576,174
Starbucks Corp.	157,742	10,748,540
U.S. Foods Holding Corp. (a)	1,514	51,052
Vail Resorts, Inc.	5,252	988,742
Wendy's Co.	24,312	421,084
Wyndham Destinations, Inc.	12,479	525,865
Wyndham Hotels & Resorts, Inc.	12,836	630,119
Wynn Resorts Ltd.	13,465	1,656,330
Yum China Holdings, Inc.	3,908	142,447
Yum! Brands, Inc.	11,947	1,122,779
		34,957,866
Household Durables - 0.2%
D.R. Horton, Inc.	26,481	1,018,194
Lennar Corp.:
Class A	19,096	905,532
Class B	2,403	91,602
NVR, Inc. (a)	412	1,095,920
PulteGroup, Inc.	10,583	294,313
Tempur Sealy International, Inc. (a)(b)	5,976	316,848
Toll Brothers, Inc.	9,099	336,117
		4,058,526
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	53,107	91,276,594
eBay, Inc.	25,802	868,237
Expedia, Inc.	15,705	1,872,821
GrubHub, Inc. (a)(b)	11,826	950,810
The Booking Holdings, Inc. (a)	6,192	11,348,760
Wayfair LLC Class A (a)(b)	7,416	811,755
		107,128,977
Leisure Products - 0.1%
Brunswick Corp.	1,077	54,195
Hasbro, Inc.	11,813	1,069,785
Mattel, Inc. (a)(b)	10,100	119,584
Polaris Industries, Inc.	7,705	646,295
		1,889,859
Multiline Retail - 0.3%
Dollar General Corp.	34,719	4,007,614
Dollar Tree, Inc. (a)	5,150	498,675
Nordstrom, Inc.	15,431	716,153
		5,222,442
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	2,748	437,482
AutoZone, Inc. (a)	2,903	2,459,828
Best Buy Co., Inc.	7,829	463,790
Burlington Stores, Inc. (a)	8,733	1,499,543
CarMax, Inc. (a)	13,821	812,398
Floor & Decor Holdings, Inc. Class A (a)(b)	6,137	210,438
Gap, Inc.	1,705	43,375
Home Depot, Inc.	150,565	27,633,194
L Brands, Inc.	5,587	155,542
Lowe's Companies, Inc.	106,643	10,254,791
Michaels Companies, Inc. (a)	1,847	25,599
O'Reilly Automotive, Inc. (a)	10,314	3,554,823
Ross Stores, Inc.	47,685	4,392,742
Tiffany & Co., Inc.	2,787	247,291
TJX Companies, Inc.	161,670	8,039,849
Tractor Supply Co.	15,977	1,364,436
Ulta Beauty, Inc. (a)	7,369	2,151,158
Urban Outfitters, Inc. (a)	9,535	307,981
Williams-Sonoma, Inc. (b)	2,391	130,142
		64,184,402
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	9,909	420,934
Carter's, Inc.	5,896	488,778
Columbia Sportswear Co.	460	41,027
Hanesbrands, Inc.	46,994	704,440
lululemon athletica, Inc. (a)	12,445	1,839,495
NIKE, Inc. Class B	163,883	13,418,740
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,033	218,257
Tapestry, Inc.	7,379	285,641
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	18,989	393,832
Class C (non-vtg.) (a)(b)	18,282	346,261
VF Corp.	32,492	2,734,852
		20,892,257

TOTAL CONSUMER DISCRETIONARY		251,251,633

CONSUMER STAPLES - 5.7%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	7,163	336,876
Class B (non-vtg.)	36,349	1,717,490
Constellation Brands, Inc. Class A (sub. vtg.)	20,265	3,519,220
Keurig Dr. Pepper, Inc.	23,492	639,452
Monster Beverage Corp. (a)	52,105	2,982,490
PepsiCo, Inc.	164,154	18,495,231
The Coca-Cola Co.	387,784	18,664,044
		46,354,803
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	57,078	12,250,651
Sprouts Farmers Market LLC (a)	16,295	390,754
Sysco Corp.	62,228	3,973,258
Welbilt, Inc. (a)	17,108	239,854
		16,854,517
Food Products - 0.3%
Campbell Soup Co. (b)	16,058	568,935
General Mills, Inc.	3,869	171,938
Kellogg Co.	16,292	961,391
McCormick & Co., Inc. (non-vtg.)	914	113,007
Post Holdings, Inc. (a)	4,817	447,114
The Hershey Co.	16,647	1,766,247
		4,028,632
Household Products - 0.6%
Church & Dwight Co., Inc.	27,000	1,744,470
Clorox Co.	14,564	2,161,006
Colgate-Palmolive Co.	20,701	1,338,941
Energizer Holdings, Inc.	4,309	204,247
Kimberly-Clark Corp.	39,606	4,411,316
Spectrum Brands Holdings, Inc.	2,389	133,497
		9,993,477
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	27,937	3,811,166
Herbalife Nutrition Ltd. (a)	2,520	150,444
Nu Skin Enterprises, Inc. Class A	2,208	144,955
		4,106,565
Tobacco - 0.7%
Altria Group, Inc.	247,352	12,206,821

TOTAL CONSUMER STAPLES		93,544,815

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	114,052	3,576,671
RPC, Inc.	3,007	32,446
		3,609,117
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	22,278	1,054,418
Antero Resources Corp. (a)	16,235	163,324
Apache Corp.	3,315	108,798
Cabot Oil & Gas Corp.	41,882	1,044,956
Cheniere Energy, Inc. (a)	20,918	1,373,267
Cimarex Energy Co.	1,543	116,250
Concho Resources, Inc. (a)	3,265	391,278
Continental Resources, Inc. (a)	5,466	252,365
Diamondback Energy, Inc.	3,362	346,689
EOG Resources, Inc.	8,562	849,350
Kosmos Energy Ltd. (a)	5,131	26,322
Newfield Exploration Co. (a)	9,254	169,163
ONEOK, Inc.	22,138	1,421,481
Parsley Energy, Inc. Class A (a)	23,760	441,461
Pioneer Natural Resources Co.	12,187	1,734,454
		9,493,576

TOTAL ENERGY		13,102,693

FINANCIALS - 4.4%
Banks - 0.2%
BOK Financial Corp.	746	62,000
Comerica, Inc.	1,134	89,291
East West Bancorp, Inc.	1,304	65,617
Pinnacle Financial Partners, Inc.	4,175	224,490
Signature Bank	4,426	563,474
SVB Financial Group (a)	5,327	1,243,215
Synovus Financial Corp.	6,192	219,321
Texas Capital Bancshares, Inc. (a)	4,227	246,307
Western Alliance Bancorp. (a)	8,003	354,373
		3,068,088
Capital Markets - 2.2%
Ameriprise Financial, Inc.	2,872	363,595
Cboe Global Markets, Inc.	13,572	1,265,860
Charles Schwab Corp.	156,883	7,337,418
CME Group, Inc.	5,424	988,687
E*TRADE Financial Corp.	7,473	348,690
Eaton Vance Corp. (non-vtg.)	15,119	582,384
Evercore, Inc. Class A	5,242	468,897
FactSet Research Systems, Inc.	4,899	1,071,068
Interactive Brokers Group, Inc.	8,677	437,321
IntercontinentalExchange, Inc.	37,917	2,910,509
Lazard Ltd. Class A	13,826	550,137
LPL Financial	11,270	793,070
MarketAxess Holdings, Inc.	4,798	1,030,466
Moody's Corp.	21,758	3,448,861
Morningstar, Inc.	2,347	291,380
MSCI, Inc.	11,339	1,930,692
Northern Trust Corp.	7,588	671,234
Raymond James Financial, Inc.	5,055	406,928
S&P Global, Inc.	32,813	6,288,611
SEI Investments Co.	16,958	806,183
State Street Corp.	2,995	212,346
T. Rowe Price Group, Inc.	28,649	2,677,536
TD Ameritrade Holding Corp.	36,726	2,054,820
Virtu Financial, Inc. Class A	5,273	134,725
		37,071,418
Consumer Finance - 0.6%
American Express Co.	63,093	6,479,651
Capital One Financial Corp.	4,852	391,023
Credit Acceptance Corp. (a)(b)	1,356	539,715
Discover Financial Services	20,158	1,360,463
OneMain Holdings, Inc. (a)	597	17,844
Santander Consumer U.S.A. Holdings, Inc.	2,014	38,387
Synchrony Financial	33,856	1,017,034
		9,844,117
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	31,886	6,553,848
Voya Financial, Inc.	1,286	59,709
		6,613,557
Insurance - 1.0%
Alleghany Corp.	223	140,838
American International Group, Inc.	16,810	726,696
Aon PLC	31,397	4,905,153
Arch Capital Group Ltd. (a)	7,788	228,578
Axis Capital Holdings Ltd.	1,269	67,955
Brown & Brown, Inc.	1,717	46,634
Erie Indemnity Co. Class A	2,441	357,314
Everest Re Group Ltd.	2,081	455,843
Markel Corp. (a)	152	160,134
Marsh & McLennan Companies, Inc.	30,887	2,723,925
Progressive Corp.	75,713	5,094,728
RenaissanceRe Holdings Ltd.	426	58,801
The Travelers Companies, Inc.	6,656	835,594
		15,802,193

TOTAL FINANCIALS		72,399,373

HEALTH CARE - 14.0%
Biotechnology - 5.1%
AbbVie, Inc.	197,938	15,892,442
Agios Pharmaceuticals, Inc. (a)(b)	6,086	326,210
Alexion Pharmaceuticals, Inc. (a)	23,180	2,850,213
Alkermes PLC (a)	20,154	662,462
Alnylam Pharmaceuticals, Inc. (a)	10,367	865,956
Amgen, Inc.	78,343	14,658,759
Biogen, Inc. (a)	24,910	8,314,460
BioMarin Pharmaceutical, Inc. (a)	23,011	2,258,990
bluebird bio, Inc. (a)(b)	4,882	651,405
Celgene Corp. (a)	91,641	8,106,563
Exact Sciences Corp. (a)	15,664	1,411,013
Exelixis, Inc. (a)	38,398	905,041
Gilead Sciences, Inc.	125,941	8,817,129
Incyte Corp. (a)	22,846	1,841,159
Ionis Pharmaceuticals, Inc. (a)(b)	16,348	948,184
Neurocrine Biosciences, Inc. (a)	11,646	1,027,410
Regeneron Pharmaceuticals, Inc. (a)	10,399	4,463,979
Sage Therapeutics, Inc. (a)	5,885	839,142
Sarepta Therapeutics, Inc. (a)(b)	8,669	1,211,146
Seattle Genetics, Inc. (a)	14,198	1,085,153
Vertex Pharmaceuticals, Inc. (a)	33,294	6,356,158
		83,492,974
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (a)	5,557	1,950,896
Align Technology, Inc. (a)	10,335	2,572,898
Baxter International, Inc.	7,281	527,800
Becton, Dickinson & Co.	3,158	787,795
Boston Scientific Corp. (a)	138,387	5,279,464
Cantel Medical Corp.	4,731	385,198
DexCom, Inc. (a)	11,362	1,602,383
Edwards Lifesciences Corp. (a)	27,408	4,670,871
Hill-Rom Holdings, Inc.	5,589	559,012
ICU Medical, Inc. (a)	2,014	501,083
IDEXX Laboratories, Inc. (a)	11,193	2,381,647
Insulet Corp. (a)(b)	7,658	621,753
Integra LifeSciences Holdings Corp. (a)	7,068	334,740
Intuitive Surgical, Inc. (a)	14,673	7,683,370
Masimo Corp. (a)	6,046	752,062
Penumbra, Inc. (a)	4,013	583,932
ResMed, Inc.	18,305	1,742,087
Stryker Corp.	44,614	7,922,108
Teleflex, Inc.	1,127	308,235
The Cooper Companies, Inc.	1,006	280,433
Varian Medical Systems, Inc. (a)	11,976	1,581,191
West Pharmaceutical Services, Inc.	2,209	239,168
		43,268,126
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	20,625	1,719,506
Centene Corp. (a)	23,410	3,056,644
Chemed Corp.	2,032	605,414
Cigna Corp.	13,722	2,741,793
CVS Health Corp.	12,674	830,781
DaVita HealthCare Partners, Inc. (a)	8,766	492,036
Elanco Animal Health, Inc. (b)	4,379	127,779
Encompass Health Corp.	12,823	857,089
HCA Holdings, Inc.	25,415	3,543,613
Henry Schein, Inc. (a)	2,812	218,492
Humana, Inc.	17,058	5,270,751
Laboratory Corp. of America Holdings (a)	783	109,111
McKesson Corp.	3,144	403,218
Molina Healthcare, Inc. (a)	6,877	914,503
Premier, Inc. (a)	2,110	83,957
UnitedHealth Group, Inc.	124,871	33,740,144
Wellcare Health Plans, Inc. (a)	6,044	1,671,045
		56,385,876
Health Care Technology - 0.2%
athenahealth, Inc. (a)	5,188	699,031
Cerner Corp. (a)	18,576	1,020,008
Veeva Systems, Inc. Class A (a)	15,817	1,725,002
		3,444,041
Life Sciences Tools & Services - 0.8%
Bio-Techne Corp.	4,876	850,667
Bruker Corp.	5,162	180,980
Charles River Laboratories International, Inc. (a)	4,363	537,478
Illumina, Inc. (a)	19,154	5,359,098
Mettler-Toledo International, Inc. (a)	3,201	2,042,750
PRA Health Sciences, Inc. (a)	7,586	803,888
Thermo Fisher Scientific, Inc.	3,073	754,944
Waters Corp. (a)	9,100	2,104,102
		12,633,907
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	113,668	5,611,789
Catalent, Inc. (a)	4,419	163,194
Eli Lilly & Co.	75,647	9,067,049
Jazz Pharmaceuticals PLC (a)	7,080	891,301
Johnson & Johnson	63,132	8,401,607
Merck & Co., Inc.	22,705	1,689,933
Nektar Therapeutics (a)	20,438	865,345
Zoetis, Inc. Class A	63,264	5,450,826
		32,141,044

TOTAL HEALTH CARE		231,365,968

INDUSTRIALS - 12.0%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	12,831	595,615
Curtiss-Wright Corp.	472	53,581
General Dynamics Corp.	15,217	2,604,694
Harris Corp.	15,461	2,368,316
HEICO Corp.	5,248	443,456
HEICO Corp. Class A	9,731	681,462
Hexcel Corp.	2,300	155,733
Huntington Ingalls Industries, Inc.	4,767	984,147
Lockheed Martin Corp.	29,587	8,571,058
Northrop Grumman Corp.	21,127	5,821,545
Raytheon Co.	37,519	6,181,630
Spirit AeroSystems Holdings, Inc. Class A	13,746	1,146,416
Textron, Inc.	5,335	283,982
The Boeing Co.	69,943	26,971,420
TransDigm Group, Inc. (a)	6,322	2,471,902
		59,334,957
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	17,775	1,542,337
Expeditors International of Washington, Inc.	22,510	1,559,943
FedEx Corp.	31,866	5,658,446
United Parcel Service, Inc. Class B	90,180	9,504,972
XPO Logistics, Inc. (a)	16,394	996,427
		19,262,125
Airlines - 0.2%
Delta Air Lines, Inc.	20,928	1,034,471
Southwest Airlines Co.	47,882	2,717,782
		3,752,253
Building Products - 0.3%
A.O. Smith Corp.	18,552	887,899
Allegion PLC	10,250	880,065
Armstrong World Industries, Inc.	5,715	388,849
Fortune Brands Home & Security, Inc.	7,709	349,218
Lennox International, Inc.	4,377	1,003,559
Masco Corp.	27,135	879,445
Resideo Technologies, Inc. (a)	9,720	213,160
		4,602,195
Commercial Services & Supplies - 0.6%
Cintas Corp.	11,388	2,135,364
Copart, Inc. (a)	26,506	1,341,999
KAR Auction Services, Inc.	16,325	849,063
Republic Services, Inc.	1,776	136,237
Rollins, Inc.	19,018	708,230
Waste Management, Inc.	47,233	4,518,781
		9,689,674
Construction & Engineering - 0.0%
Quanta Services, Inc.	5,314	187,797
Electrical Equipment - 0.6%
AMETEK, Inc.	5,737	418,227
Emerson Electric Co.	58,190	3,809,699
Fortive Corp.	35,168	2,637,248
Hubbell, Inc. Class B	4,770	521,504
Rockwell Automation, Inc.	15,692	2,660,108
Sensata Technologies, Inc. PLC (a)	11,581	550,098
		10,596,884
Industrial Conglomerates - 1.3%
3M Co.	62,159	12,450,448
Honeywell International, Inc.	60,453	8,682,864
Roper Technologies, Inc.	2,470	699,652
		21,832,964
Machinery - 2.1%
Allison Transmission Holdings, Inc.	15,022	731,121
Caterpillar, Inc.	68,758	9,155,815
Cummins, Inc.	7,037	1,035,213
Deere & Co.	42,251	6,929,164
Donaldson Co., Inc.	15,680	741,350
Gardner Denver Holdings, Inc. (a)	5,448	134,402
Graco, Inc.	21,659	938,484
IDEX Corp.	9,445	1,302,088
Illinois Tool Works, Inc.	43,164	5,926,849
Ingersoll-Rand PLC	17,290	1,729,692
Lincoln Electric Holdings, Inc.	8,203	709,067
Middleby Corp. (a)(b)	4,150	488,123
Nordson Corp.	7,087	918,759
Parker Hannifin Corp.	3,084	508,274
Toro Co.	13,497	803,072
WABCO Holdings, Inc. (a)	6,835	780,762
Wabtec Corp.	3,987	275,741
Xylem, Inc.	13,126	935,359
		34,043,335
Professional Services - 0.5%
CoStar Group, Inc. (a)	4,659	1,820,458
Dun & Bradstreet Corp.	2,073	300,046
Equifax, Inc.	4,216	451,196
Robert Half International, Inc.	15,488	997,892
TransUnion Holding Co., Inc.	24,033	1,461,687
Verisk Analytics, Inc. (a)	20,918	2,455,982
		7,487,261
Road & Rail - 1.2%
CSX Corp.	49,174	3,230,732
Genesee & Wyoming, Inc. Class A (a)	1,603	125,868
J.B. Hunt Transport Services, Inc.	11,404	1,220,684
Landstar System, Inc.	5,314	539,796
Old Dominion Freight Lines, Inc.	8,624	1,172,260
Schneider National, Inc. Class B	765	16,249
Union Pacific Corp.	88,792	14,124,143
		20,429,732
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	800	30,352
Fastenal Co.	37,434	2,263,260
HD Supply Holdings, Inc. (a)	7,316	306,833
MSC Industrial Direct Co., Inc. Class A	2,541	212,148
United Rentals, Inc. (a)	10,611	1,329,134
Univar, Inc. (a)	2,313	48,180
W.W. Grainger, Inc.	5,947	1,756,684
Watsco, Inc.	3,331	491,256
		6,437,847

TOTAL INDUSTRIALS		197,657,024

INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	7,506	1,612,139
F5 Networks, Inc. (a)	7,992	1,286,312
Motorola Solutions, Inc.	2,376	277,778
Ubiquiti Networks, Inc.	1,982	214,472
		3,390,701
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	38,559	3,390,107
CDW Corp.	19,067	1,587,709
Cognex Corp.	21,688	986,804
Coherent, Inc. (a)	2,249	265,832
Dell Technologies, Inc. (a)	1,297	63,021
FLIR Systems, Inc.	1,481	72,391
IPG Photonics Corp. (a)	4,660	619,780
Littelfuse, Inc.	2,614	459,332
National Instruments Corp.	11,545	510,520
Zebra Technologies Corp. Class A (a)	6,894	1,196,798
		9,152,294
IT Services - 8.7%
Accenture PLC Class A	83,985	12,895,897
Akamai Technologies, Inc. (a)	19,441	1,265,609
Alliance Data Systems Corp.	6,153	1,092,711
Automatic Data Processing, Inc.	57,517	8,043,177
Booz Allen Hamilton Holding Corp. Class A	17,312	850,539
Broadridge Financial Solutions, Inc.	15,164	1,528,986
Cognizant Technology Solutions Corp. Class A	68,756	4,790,918
CoreLogic, Inc. (a)	6,631	240,705
Elastic NV (b)	896	76,160
EPAM Systems, Inc. (a)	6,721	950,887
Euronet Worldwide, Inc. (a)	3,197	367,687
Fidelity National Information Services, Inc.	3,559	372,022
First Data Corp. Class A (a)	70,828	1,745,910
Fiserv, Inc. (a)	52,027	4,314,599
FleetCor Technologies, Inc. (a)	11,446	2,309,917
Gartner, Inc. (a)	11,599	1,576,188
Genpact Ltd.	6,594	196,699
Global Payments, Inc.	20,732	2,327,789
GoDaddy, Inc. (a)	20,930	1,436,426
IBM Corp.	86,286	11,598,564
Jack Henry & Associates, Inc.	10,087	1,347,119
MasterCard, Inc. Class A	119,995	25,334,544
Okta, Inc. (a)	11,224	925,194
Paychex, Inc.	41,870	2,964,396
PayPal Holdings, Inc. (a)	155,159	13,771,913
Sabre Corp.	28,730	660,215
Square, Inc. (a)	38,152	2,722,145
Switch, Inc. Class A	4,377	36,504
The Western Union Co.	16,126	294,300
Total System Services, Inc.	23,482	2,104,222
Twilio, Inc. Class A (a)(b)	11,442	1,273,723
VeriSign, Inc. (a)	13,727	2,323,569
Visa, Inc. Class A	230,060	31,060,401
WEX, Inc. (a)	5,350	863,116
Worldpay, Inc. (a)	3,474	290,010
		143,952,761
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)(b)	122,166	2,982,072
Analog Devices, Inc.	7,649	756,180
Applied Materials, Inc.	128,308	5,014,277
Broadcom, Inc.	32,221	8,643,283
Cypress Semiconductor Corp.	31,892	442,342
KLA-Tencor Corp.	19,963	2,127,457
Lam Research Corp.	20,249	3,433,825
Marvell Technology Group Ltd.	19,378	359,074
Maxim Integrated Products, Inc. (b)	36,443	1,977,762
Microchip Technology, Inc. (b)	29,999	2,411,020
Micron Technology, Inc. (a)	115,758	4,424,271
MKS Instruments, Inc.	6,955	567,737
Monolithic Power Systems, Inc.	5,273	667,351
NVIDIA Corp.	76,028	10,929,025
NXP Semiconductors NV	2,312	201,213
ON Semiconductor Corp. (a)	54,661	1,095,406
Skyworks Solutions, Inc.	16,565	1,209,908
Teradyne, Inc.	3,765	135,502
Texas Instruments, Inc.	125,560	12,641,381
Universal Display Corp. (b)	5,580	579,371
Versum Materials, Inc.	14,197	522,024
Xilinx, Inc.	33,234	3,720,214
		64,840,695
Software - 11.3%
2U, Inc. (a)(b)	7,115	404,488
Adobe, Inc. (a)	64,198	15,909,548
ANSYS, Inc. (a)	10,864	1,785,498
Aspen Technology, Inc. (a)	8,855	855,659
Atlassian Corp. PLC (a)	12,988	1,278,019
Autodesk, Inc. (a)	24,029	3,537,069
Black Knight, Inc. (a)	18,614	915,623
Cadence Design Systems, Inc. (a)	36,549	1,755,448
CDK Global, Inc.	16,958	829,416
Ceridian HCM Holding, Inc.	4,463	183,920
Citrix Systems, Inc.	17,624	1,807,165
DocuSign, Inc.	9,561	472,791
Fair Isaac Corp. (a)	3,758	846,302
FireEye, Inc. (a)	16,652	294,407
Fortinet, Inc. (a)	18,444	1,412,257
Guidewire Software, Inc. (a)	10,618	920,368
Intuit, Inc.	31,823	6,868,040
LogMeIn, Inc.	4,334	403,149
Manhattan Associates, Inc. (a)	8,400	409,668
Microsoft Corp.	937,555	97,908,869
Nutanix, Inc. Class A (a)	18,327	938,892
Oracle Corp.	32,358	1,625,342
Palo Alto Networks, Inc. (a)	11,865	2,548,839
Parametric Technology Corp. (a)	15,263	1,294,150
Paycom Software, Inc. (a)(b)	6,501	963,708
Pegasystems, Inc.	4,902	275,934
Pluralsight, Inc.	2,623	78,638
Proofpoint, Inc. (a)	6,594	671,731
RealPage, Inc. (a)	9,309	519,163
Red Hat, Inc. (a)	23,102	4,108,460
RingCentral, Inc. (a)	8,937	826,136
Salesforce.com, Inc. (a)	93,897	14,269,527
ServiceNow, Inc. (a)	23,193	5,102,924
SolarWinds, Inc. (a)	2,358	41,383
Splunk, Inc. (a)	19,099	2,384,319
SS&C Technologies Holdings, Inc.	25,152	1,295,076
Synopsys, Inc. (a)	1,866	174,191
Tableau Software, Inc. (a)	9,330	1,192,747
Teradata Corp. (a)	10,931	485,118
Tyler Technologies, Inc. (a)	5,003	946,518
Ultimate Software Group, Inc. (a)	3,941	1,076,169
VMware, Inc. Class A	9,254	1,398,002
Workday, Inc. Class A (a)	18,933	3,436,907
Zendesk, Inc. (a)	13,640	921,109
		185,372,687
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	620,418	103,262,377
NCR Corp. (a)	12,791	342,159
NetApp, Inc.	34,198	2,180,806
Pure Storage, Inc. Class A (a)	21,251	380,605
		106,165,947

TOTAL INFORMATION TECHNOLOGY		512,875,085

MATERIALS - 1.8%
Chemicals - 1.3%
Axalta Coating Systems Ltd. (a)	10,871	278,515
Celanese Corp. Class A	11,111	1,063,989
Ecolab, Inc.	15,026	2,376,662
Element Solutions, Inc. (a)	14,051	157,933
FMC Corp.	7,172	572,326
International Flavors & Fragrances, Inc.	6,301	893,356
Linde PLC	42,544	6,935,097
LyondellBasell Industries NV Class A	19,680	1,711,570
NewMarket Corp.	946	379,431
PPG Industries, Inc.	2,080	219,315
RPM International, Inc.	3,377	193,029
Sherwin-Williams Co.	10,873	4,583,187
The Chemours Co. LLC	22,446	802,445
The Scotts Miracle-Gro Co. Class A	2,526	187,808
W.R. Grace & Co.	6,455	458,370
Westlake Chemical Corp.	4,348	321,317
		21,134,350
Construction Materials - 0.2%
Eagle Materials, Inc.	5,189	368,419
Martin Marietta Materials, Inc.	7,556	1,334,994
Vulcan Materials Co.	16,195	1,646,222
		3,349,635
Containers & Packaging - 0.3%
Avery Dennison Corp.	11,210	1,170,885
Berry Global Group, Inc. (a)	8,612	424,141
Crown Holdings, Inc. (a)	16,986	866,286
Graphic Packaging Holding Co.	6,583	79,457
International Paper Co.	5,972	283,252
Packaging Corp. of America	12,129	1,144,007
Sealed Air Corp.	11,211	442,835
Silgan Holdings, Inc.	3,262	90,096
		4,500,959
Metals & Mining - 0.0%
Royal Gold, Inc.	3,445	300,990
Southern Copper Corp.	10,877	365,685
Steel Dynamics, Inc.	4,330	158,435
		825,110

TOTAL MATERIALS		29,810,054

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	1,156	152,257
American Tower Corp.	57,274	9,899,238
Colony Capital, Inc.	4,059	24,638
CoreSite Realty Corp.	4,737	467,968
Crown Castle International Corp.	40,772	4,772,770
Equinix, Inc.	10,467	4,123,998
Equity Lifestyle Properties, Inc.	11,199	1,185,750
Extra Space Storage, Inc.	13,843	1,365,058
Gaming & Leisure Properties	9,503	356,363
Hudson Pacific Properties, Inc.	2,264	73,512
Lamar Advertising Co. Class A	10,015	745,617
Life Storage, Inc.	309	30,365
Omega Healthcare Investors, Inc.	2,043	82,108
Public Storage	19,376	4,117,788
SBA Communications Corp. Class A (a)	14,610	2,666,763
Simon Property Group, Inc.	36,932	6,726,056
Taubman Centers, Inc.	7,731	385,004
		37,175,253
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	19,920	911,340
Howard Hughes Corp. (a)	1,966	218,305
		1,129,645

TOTAL REAL ESTATE		38,304,898

TOTAL COMMON STOCKS
(Cost $1,465,004,396)		1,645,346,738
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.48% 9/12/19 (c)
(Cost $492,460)	500,000	492,559
	Shares	Value

Money Market Funds - 1.3%
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)
(Cost $20,479,105)	20,477,057	20,479,105
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,485,975,961)		1,666,318,402
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(16,557,133)
NET ASSETS - 100%		$1,649,761,269

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	42	March 2019	$5,808,390	$131,047	$131,047

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $492,559.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$132,605
Fidelity Securities Lending Cash Central Fund	64,698
Total	$197,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$205,035,195	$205,035,195	$--	$--
Consumer Discretionary	251,251,633	251,251,633	--	--
Consumer Staples	93,544,815	93,544,815	--	--
Energy	13,102,693	13,102,693	--	--
Financials	72,399,373	72,399,373	--	--
Health Care	231,365,968	231,365,968	--	--
Industrials	197,657,024	197,657,024	--	--
Information Technology	512,875,085	512,875,085	--	--
Materials	29,810,054	29,810,054	--	--
Real Estate	38,304,898	38,304,898	--	--
U.S. Government and Government Agency Obligations	492,559	--	492,559	--
Money Market Funds	20,479,105	20,479,105	--	--
Total Investments in Securities:	$1,666,318,402	$1,665,825,843	$492,559	$--
Derivative Instruments:
Assets
Futures Contracts	$131,047	$131,047	$--	$--
Total Assets	$131,047	$131,047	$--	$--
Total Derivative Instruments:	$131,047	$131,047	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Index Fund

January 31, 2019

ZMP-QTLY-0319
1.9881625.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.3%
CenturyLink, Inc.	8,530	$130,680
Zayo Group Holdings, Inc. (a)	2,021	55,476
		186,156
Entertainment - 0.6%
Cinemark Holdings, Inc.	951	38,915
Lions Gate Entertainment Corp.:
Class A	410	7,532
Class B	898	15,742
Live Nation Entertainment, Inc. (a)	1,264	67,637
Take-Two Interactive Software, Inc. (a)	1,007	106,289
The Madison Square Garden Co. (a)	163	45,298
Viacom, Inc.:
Class A	107	3,669
Class B (non-vtg.)	3,131	92,114
Zynga, Inc. (a)	6,758	30,276
		407,472
Interactive Media & Services - 0.8%
IAC/InterActiveCorp (a)	664	140,290
Match Group, Inc.	473	25,301
TripAdvisor, Inc. (a)	929	53,306
Twitter, Inc. (a)	6,387	214,348
Zillow Group, Inc.:
Class A (a)	487	16,952
Class C (a)	1,093	38,353
		488,550
Media - 1.8%
AMC Networks, Inc. Class A (a)	388	24,421
Cable One, Inc.	39	34,489
CBS Corp. Class B	2,896	143,236
Discovery Communications, Inc.:
Class A (a)	1,392	39,505
Class C (non-vtg.) (a)	3,052	81,336
DISH Network Corp. Class A (a)	1,970	60,420
GCI Liberty, Inc. (a)	897	45,657
Interpublic Group of Companies, Inc.	3,407	77,509
John Wiley & Sons, Inc. Class A	398	20,608
Liberty Broadband Corp.:
Class A (a)	232	19,667
Class C (a)	919	78,133
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	1,741	54,615
Liberty Media Class A (a)	246	7,528
Liberty SiriusXM Series A (a)	749	29,795
Liberty SiriusXM Series C (a)	1,485	59,341
News Corp.:
Class A	3,323	42,634
Class B	1,200	15,516
Omnicom Group, Inc.	1,984	154,514
Sirius XM Holdings, Inc. (b)	14,803	86,301
Tribune Media Co. Class A	774	35,534
		1,110,759
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	5,801	36,198
Telephone & Data Systems, Inc.	894	32,381
U.S. Cellular Corp. (a)	112	6,449
		75,028

TOTAL COMMUNICATION SERVICES		2,267,965

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.8%
Adient PLC	831	16,404
Aptiv PLC	2,364	187,063
BorgWarner, Inc.	1,866	76,319
Gentex Corp.	2,394	50,705
Lear Corp.	573	88,202
The Goodyear Tire & Rubber Co.	2,055	43,545
Visteon Corp. (a)	263	20,222
		482,460
Automobiles - 0.1%
Harley-Davidson, Inc.	1,464	53,963
Thor Industries, Inc.	446	29,044
		83,007
Distributors - 0.4%
Genuine Parts Co.	1,278	127,570
LKQ Corp. (a)	2,858	74,937
Pool Corp.	355	53,218
		255,725
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	511	59,169
Frontdoor, Inc. (a)	600	17,832
Graham Holdings Co.	37	24,605
Grand Canyon Education, Inc. (a)	415	38,570
H&R Block, Inc.	1,815	42,816
Service Corp. International	1,556	66,784
ServiceMaster Global Holdings, Inc. (a)	1,221	47,607
		297,383
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	2,180	71,831
Caesars Entertainment Corp. (a)(b)	5,047	46,130
Chipotle Mexican Grill, Inc. (a)	218	115,455
Choice Hotels International, Inc.	309	24,460
Darden Restaurants, Inc.	1,104	115,843
Domino's Pizza, Inc.	369	104,696
Dunkin' Brands Group, Inc.	775	53,002
Extended Stay America, Inc. unit	1,670	28,557
Hilton Grand Vacations, Inc. (a)	857	26,001
Hilton Worldwide Holdings, Inc.	2,502	186,349
Hyatt Hotels Corp. Class A	374	26,146
International Game Technology PLC	852	13,939
MGM Mirage, Inc.	4,400	129,536
Norwegian Cruise Line Holdings Ltd. (a)	1,968	101,214
Royal Caribbean Cruises Ltd.	1,483	178,034
Six Flags Entertainment Corp.	638	39,294
U.S. Foods Holding Corp. (a)	1,918	64,675
Vail Resorts, Inc.	360	67,774
Wendy's Co.	1,642	28,439
Wyndham Destinations, Inc.	841	35,440
Wyndham Hotels & Resorts, Inc.	868	42,610
Wynn Resorts Ltd.	917	112,800
Yum China Holdings, Inc.	3,237	117,989
		1,730,214
Household Durables - 1.3%
D.R. Horton, Inc.	3,078	118,349
Garmin Ltd.	1,009	69,803
Leggett & Platt, Inc.	1,172	48,005
Lennar Corp.:
Class A	2,473	117,270
Class B	244	9,301
Mohawk Industries, Inc. (a)	558	71,865
Newell Brands, Inc.	3,867	82,019
NVR, Inc. (a)	28	74,480
PulteGroup, Inc.	2,299	63,935
Tempur Sealy International, Inc. (a)	411	21,791
Toll Brothers, Inc.	1,217	44,956
Whirlpool Corp.	557	74,087
		795,861
Internet & Direct Marketing Retail - 0.5%
Expedia, Inc.	1,075	128,194
GrubHub, Inc. (a)	805	64,722
Liberty Interactive Corp. QVC Group Series A (a)	3,681	80,062
Wayfair LLC Class A (a)(b)	511	55,934
		328,912
Leisure Products - 0.3%
Brunswick Corp.	771	38,797
Hasbro, Inc.	1,038	94,001
Mattel, Inc. (a)(b)	3,104	36,751
Polaris Industries, Inc.	519	43,534
		213,083
Multiline Retail - 1.1%
Dollar General Corp.	2,375	274,146
Dollar Tree, Inc. (a)	2,093	202,665
Kohl's Corp.	1,494	102,623
Macy's, Inc.	2,737	71,983
Nordstrom, Inc.	1,042	48,359
		699,776
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	627	99,818
AutoNation, Inc. (a)	480	18,600
AutoZone, Inc. (a)	227	192,346
Best Buy Co., Inc.	2,097	124,226
Burlington Stores, Inc. (a)	593	101,824
CarMax, Inc. (a)	1,564	91,932
Dick's Sporting Goods, Inc.	667	23,552
Floor & Decor Holdings, Inc. Class A (a)	434	14,882
Foot Locker, Inc.	1,020	57,008
Gap, Inc.	1,911	48,616
L Brands, Inc.	2,042	56,849
Michaels Companies, Inc. (a)	912	12,640
O'Reilly Automotive, Inc. (a)	705	242,985
Penske Automotive Group, Inc.	324	15,189
Ross Stores, Inc.	3,272	301,417
Tiffany & Co., Inc.	1,089	96,627
Tractor Supply Co.	1,093	93,342
Ulta Beauty, Inc. (a)	505	147,420
Urban Outfitters, Inc. (a)	668	21,576
Williams-Sonoma, Inc. (b)	713	38,809
		1,799,658
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd. (a)	1,250	53,100
Carter's, Inc.	405	33,575
Columbia Sportswear Co.	273	24,349
Hanesbrands, Inc.	3,179	47,653
lululemon athletica, Inc. (a)	851	125,786
PVH Corp.	687	74,959
Ralph Lauren Corp.	482	55,979
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,174	31,898
Tapestry, Inc.	2,566	99,330
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,652	34,262
Class C (non-vtg.) (a)	1,685	31,914
VF Corp.	2,890	243,251
		856,056

TOTAL CONSUMER DISCRETIONARY		7,542,135

CONSUMER STAPLES - 4.1%
Beverages - 0.5%
Brown-Forman Corp.:
Class A	502	23,609
Class B (non-vtg.)	2,481	117,227
Keurig Dr. Pepper, Inc.	1,600	43,552
Molson Coors Brewing Co. Class B	1,545	102,912
		287,300
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	322	41,435
Kroger Co.	7,105	201,285
Sprouts Farmers Market LLC (a)	1,108	26,570
Welbilt, Inc. (a)	1,172	16,431
		285,721
Food Products - 2.4%
Archer Daniels Midland Co.	4,992	224,141
Bunge Ltd.	1,252	68,948
Campbell Soup Co.	1,586	56,192
Conagra Brands, Inc.	4,306	93,182
Flowers Foods, Inc.	1,579	31,043
Hormel Foods Corp.	2,423	102,541
Ingredion, Inc.	628	62,172
Kellogg Co.	2,222	131,120
Lamb Weston Holdings, Inc.	1,308	94,568
McCormick & Co., Inc. (non-vtg.)	1,082	133,778
Pilgrim's Pride Corp. (a)	452	9,158
Post Holdings, Inc. (a)	602	55,878
Seaboard Corp.	2	7,728
The Hain Celestial Group, Inc. (a)	834	15,287
The Hershey Co.	1,251	132,731
The J.M. Smucker Co.	984	103,202
TreeHouse Foods, Inc. (a)	478	27,896
Tyson Foods, Inc. Class A	2,594	160,620
		1,510,185
Household Products - 0.6%
Church & Dwight Co., Inc.	2,179	140,785
Clorox Co.	1,150	170,637
Energizer Holdings, Inc.	529	25,075
Spectrum Brands Holdings, Inc.	363	20,284
		356,781
Personal Products - 0.2%
Coty, Inc. Class A	4,132	32,064
Herbalife Nutrition Ltd. (a)	962	57,431
Nu Skin Enterprises, Inc. Class A	487	31,972
		121,467

TOTAL CONSUMER STAPLES		2,561,454

ENERGY - 4.2%
Energy Equipment & Services - 0.4%
Helmerich & Payne, Inc.	950	53,191
Nabors Industries Ltd.	3,104	9,188
National Oilwell Varco, Inc.	3,432	101,175
Patterson-UTI Energy, Inc.	1,903	23,083
RPC, Inc.	526	5,676
Transocean Ltd. (United States) (a)	4,588	39,319
Weatherford International PLC (a)	8,896	5,768
		237,400
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)	2,176	21,891
Apache Corp.	3,414	112,047
Cabot Oil & Gas Corp.	3,885	96,931
Centennial Resource Development, Inc. Class A (a)	1,672	22,020
Cheniere Energy, Inc. (a)	2,060	135,239
Chesapeake Energy Corp. (a)(b)	9,320	26,562
Cimarex Energy Co.	840	63,286
CNX Resources Corp. (a)	1,760	21,366
Concho Resources, Inc. (a)	1,739	208,402
Continental Resources, Inc. (a)	768	35,459
Devon Energy Corp.	4,224	112,570
Diamondback Energy, Inc.	1,400	144,368
EQT Corp.	2,246	43,730
Equitrans Midstream Corp.	1,889	39,329
Extraction Oil & Gas, Inc. (a)	885	3,487
Hess Corp.	2,337	126,198
HollyFrontier Corp.	1,421	80,059
Kosmos Energy Ltd. (a)	2,025	10,388
Marathon Oil Corp.	7,411	117,020
Murphy Oil Corp.	1,448	39,603
Newfield Exploration Co. (a)	1,766	32,282
Noble Energy, Inc.	4,296	95,973
ONEOK, Inc.	3,660	235,009
Parsley Energy, Inc. Class A (a)	2,349	43,644
PBF Energy, Inc. Class A	1,068	39,110
QEP Resources, Inc. (a)	2,094	17,317
Range Resources Corp.	1,839	20,284
SM Energy Co.	1,000	19,620
Targa Resources Corp.	2,076	89,289
The Williams Companies, Inc.	10,860	292,460
Whiting Petroleum Corp. (a)	794	22,732
WPX Energy, Inc. (a)	3,586	43,964
		2,411,639

TOTAL ENERGY		2,649,039

FINANCIALS - 13.0%
Banks - 4.3%
Associated Banc-Corp.	1,435	31,068
Bank of Hawaii Corp.	369	28,535
Bank of the Ozarks, Inc.	1,091	33,101
BankUnited, Inc.	910	30,767
BOK Financial Corp.	279	23,188
CIT Group, Inc.	990	45,728
Citizens Financial Group, Inc.	4,181	141,820
Comerica, Inc.	1,429	112,519
Commerce Bancshares, Inc.	871	52,086
Cullen/Frost Bankers, Inc.	502	48,835
East West Bancorp, Inc.	1,287	64,762
Fifth Third Bancorp	5,871	157,460
First Citizens Bancshares, Inc.	70	28,527
First Hawaiian, Inc.	945	24,315
First Horizon National Corp.	2,903	42,616
First Republic Bank	1,461	141,176
FNB Corp., Pennsylvania	2,839	33,074
Huntington Bancshares, Inc.	9,851	130,427
KeyCorp	9,202	151,557
M&T Bank Corp.	1,252	206,004
PacWest Bancorp	1,095	42,256
Peoples United Financial, Inc.	3,304	54,120
Pinnacle Financial Partners, Inc.	664	35,703
Popular, Inc.	869	47,456
Prosperity Bancshares, Inc.	595	42,328
Regions Financial Corp.	9,251	140,338
Signature Bank	485	61,745
Sterling Bancorp	1,982	38,134
SunTrust Banks, Inc.	3,997	237,502
SVB Financial Group (a)	471	109,922
Synovus Financial Corp.	1,416	50,155
TCF Financial Corp.	1,478	32,752
Texas Capital Bancshares, Inc. (a)	446	25,988
Umpqua Holdings Corp.	1,915	33,857
Webster Financial Corp.	807	43,481
Western Alliance Bancorp. (a)	894	39,586
Wintrust Financial Corp.	493	35,072
Zions Bancorporation	1,712	81,474
		2,679,434
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	465	48,802
Ameriprise Financial, Inc.	1,241	157,111
BGC Partners, Inc. Class A	2,448	15,153
Brighthouse Financial, Inc. (a)	1,062	39,655
Cboe Global Markets, Inc.	996	92,897
E*TRADE Financial Corp.	2,269	105,872
Eaton Vance Corp. (non-vtg.)	1,023	39,406
Evercore, Inc. Class A	359	32,113
FactSet Research Systems, Inc.	336	73,460
Franklin Resources, Inc.	2,683	79,444
Interactive Brokers Group, Inc.	650	32,760
Invesco Ltd.	3,612	65,811
Lazard Ltd. Class A	1,027	40,864
Legg Mason, Inc.	753	22,439
LPL Financial	768	54,044
MarketAxess Holdings, Inc.	327	70,230
Moody's Corp.	1,489	236,021
Morningstar, Inc.	162	20,112
MSCI, Inc.	774	131,789
Northern Trust Corp.	1,840	162,766
Raymond James Financial, Inc.	1,171	94,266
SEI Investments Co.	1,184	56,287
T. Rowe Price Group, Inc.	2,109	197,107
The NASDAQ OMX Group, Inc.	1,027	90,417
Virtu Financial, Inc. Class A	362	9,249
		1,968,075
Consumer Finance - 1.0%
Ally Financial, Inc.	3,740	97,464
Credit Acceptance Corp. (a)	99	39,404
Discover Financial Services	3,029	204,427
Navient Corp.	2,321	26,459
OneMain Holdings, Inc. (a)	649	19,399
Santander Consumer U.S.A. Holdings, Inc.	1,192	22,720
SLM Corp.	3,856	41,298
Synchrony Financial	6,617	198,775
		649,946
Diversified Financial Services - 0.2%
AXA Equitable Holdings, Inc.	1,748	32,408
Jefferies Financial Group, Inc.	2,606	54,231
Voya Financial, Inc.	1,395	64,770
		151,409
Insurance - 3.6%
Alleghany Corp.	128	80,840
American Financial Group, Inc.	654	62,385
American National Insurance Co.	63	8,769
Arch Capital Group Ltd. (a)	3,454	101,375
Arthur J. Gallagher & Co.	1,612	120,433
Aspen Insurance Holdings Ltd.	523	21,825
Assurant, Inc.	463	44,629
Assured Guaranty Ltd.	916	37,153
Athene Holding Ltd. (a)	1,419	60,875
Axis Capital Holdings Ltd.	737	39,466
Brown & Brown, Inc.	2,062	56,004
Cincinnati Financial Corp.	1,367	110,891
CNA Financial Corp.	242	11,098
Erie Indemnity Co. Class A	216	31,618
Everest Re Group Ltd.	361	79,077
First American Financial Corp.	961	48,127
FNF Group	2,358	85,265
Hanover Insurance Group, Inc.	376	42,879
Hartford Financial Services Group, Inc.	3,199	150,097
Lincoln National Corp.	1,898	111,014
Loews Corp.	2,535	121,427
Markel Corp. (a)	121	127,475
Mercury General Corp.	247	12,770
Old Republic International Corp.	2,537	51,121
Principal Financial Group, Inc.	2,504	125,375
Reinsurance Group of America, Inc.	558	80,603
RenaissanceRe Holdings Ltd.	357	49,277
Torchmark Corp.	920	77,059
Unum Group	1,846	64,167
W.R. Berkley Corp.	846	65,049
White Mountains Insurance Group Ltd.	27	24,127
Willis Group Holdings PLC	1,159	188,674
		2,290,944
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	4,647	83,228
Annaly Capital Management, Inc.	12,283	128,235
Chimera Investment Corp.	1,688	32,123
MFA Financial, Inc.	3,946	28,924
New Residential Investment Corp.	3,264	55,423
Starwood Property Trust, Inc.	2,370	52,330
Two Harbors Investment Corp.	2,204	32,156
		412,419
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	4,227	49,118
TFS Financial Corp.	422	6,883
		56,001

TOTAL FINANCIALS		8,208,228

HEALTH CARE - 10.1%
Biotechnology - 1.6%
Agios Pharmaceuticals, Inc. (a)	445	23,852
Alkermes PLC (a)	1,360	44,703
Alnylam Pharmaceuticals, Inc. (a)	800	66,824
BioMarin Pharmaceutical, Inc. (a)	1,582	155,305
bluebird bio, Inc. (a)	482	64,313
Exact Sciences Corp. (a)	1,064	95,845
Exelixis, Inc. (a)	2,628	61,942
Incyte Corp. (a)	1,560	125,720
Ionis Pharmaceuticals, Inc. (a)	1,113	64,554
Neurocrine Biosciences, Inc. (a)	794	70,047
Sage Therapeutics, Inc. (a)	402	57,321
Sarepta Therapeutics, Inc. (a)	588	82,149
Seattle Genetics, Inc. (a)	989	75,589
United Therapeutics Corp. (a)	387	44,633
		1,032,797
Health Care Equipment & Supplies - 3.5%
Abiomed, Inc. (a)	380	133,407
Align Technology, Inc. (a)	710	176,755
Cantel Medical Corp.	325	26,462
Dentsply Sirona, Inc.	1,949	81,761
DexCom, Inc. (a)	777	109,580
Edwards Lifesciences Corp. (a)	1,878	320,049
Hill-Rom Holdings, Inc.	603	60,312
Hologic, Inc. (a)	2,410	107,004
ICU Medical, Inc. (a)	141	35,081
IDEXX Laboratories, Inc. (a)	769	163,628
Insulet Corp. (a)	518	42,056
Integra LifeSciences Holdings Corp. (a)	622	29,458
Masimo Corp. (a)	414	51,497
Penumbra, Inc. (a)	274	39,870
ResMed, Inc.	1,250	118,963
Steris PLC	756	86,229
Teleflex, Inc.	406	111,041
The Cooper Companies, Inc.	431	120,146
Varian Medical Systems, Inc. (a)	815	107,604
West Pharmaceutical Services, Inc.	650	70,376
Zimmer Biomet Holdings, Inc.	1,821	199,509
		2,190,788
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	763	20,876
AmerisourceBergen Corp.	1,407	117,302
Cardinal Health, Inc.	2,674	133,620
Centene Corp. (a)	1,809	236,201
Chemed Corp.	137	40,818
DaVita HealthCare Partners, Inc. (a)	1,160	65,111
Elanco Animal Health, Inc. (b)	638	18,617
Encompass Health Corp.	869	58,084
Henry Schein, Inc. (a)	1,351	104,973
Laboratory Corp. of America Holdings (a)	903	125,833
MEDNAX, Inc. (a)	780	28,166
Molina Healthcare, Inc. (a)	554	73,671
Premier, Inc. (a)	459	18,264
Quest Diagnostics, Inc.	1,207	105,431
Universal Health Services, Inc. Class B	751	99,530
Wellcare Health Plans, Inc. (a)	446	123,310
		1,369,807
Health Care Technology - 0.5%
athenahealth, Inc. (a)	358	48,237
Cerner Corp. (a)	2,825	155,121
Veeva Systems, Inc. Class A (a)	1,088	118,657
		322,015
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	2,840	215,982
Bio-Rad Laboratories, Inc. Class A (a)	188	46,976
Bio-Techne Corp.	334	58,270
Bruker Corp.	894	31,344
Charles River Laboratories International, Inc. (a)	423	52,109
IQVIA Holdings, Inc. (a)	1,456	187,839
Mettler-Toledo International, Inc. (a)	219	139,757
PerkinElmer, Inc.	996	90,138
PRA Health Sciences, Inc. (a)	512	54,257
QIAGEN NV (a)	1,989	73,653
Waters Corp. (a)	670	154,917
		1,105,242
Pharmaceuticals - 0.6%
Catalent, Inc. (a)	1,282	47,344
Jazz Pharmaceuticals PLC (a)	525	66,092
Mylan NV (a)	4,574	136,991
Nektar Therapeutics (a)	1,384	58,599
Perrigo Co. PLC	1,149	53,371
		362,397

TOTAL HEALTH CARE		6,383,046

INDUSTRIALS - 13.4%
Aerospace & Defense - 1.7%
Arconic, Inc.	3,894	73,285
BWX Technologies, Inc.	895	41,546
Curtiss-Wright Corp.	389	44,159
Harris Corp.	1,061	162,524
HEICO Corp.	347	29,322
HEICO Corp. Class A	679	47,550
Hexcel Corp.	759	51,392
Huntington Ingalls Industries, Inc.	381	78,657
L3 Technologies, Inc.	697	137,225
Spirit AeroSystems Holdings, Inc. Class A	948	79,063
Teledyne Technologies, Inc. (a)	315	70,629
Textron, Inc.	2,164	115,190
TransDigm Group, Inc. (a)	434	169,694
		1,100,236
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	1,214	105,339
Expeditors International of Washington, Inc.	1,533	106,237
XPO Logistics, Inc. (a)	1,123	68,256
		279,832
Airlines - 0.7%
Alaska Air Group, Inc.	1,081	69,130
American Airlines Group, Inc.	3,700	132,349
Copa Holdings SA Class A	274	25,989
JetBlue Airways Corp. (a)	2,761	49,670
United Continental Holdings, Inc. (a)	2,186	190,772
		467,910
Building Products - 0.7%
A.O. Smith Corp.	1,257	60,160
Allegion PLC	862	74,011
Armstrong World Industries, Inc.	397	27,012
Fortune Brands Home & Security, Inc.	1,256	56,897
Lennox International, Inc.	327	74,975
Masco Corp.	2,705	87,669
Owens Corning	968	50,714
USG Corp.	712	30,723
		462,161
Commercial Services & Supplies - 0.9%
Cintas Corp.	787	147,570
Clean Harbors, Inc. (a)	453	26,822
Copart, Inc. (a)	1,816	91,944
KAR Auction Services, Inc.	1,189	61,840
Republic Services, Inc.	1,943	149,048
Rollins, Inc.	1,301	48,449
Stericycle, Inc. (a)	736	32,443
		558,116
Construction & Engineering - 0.4%
AECOM (a)	1,378	42,181
Arcosa, Inc.	432	12,714
Fluor Corp.	1,247	45,603
Jacobs Engineering Group, Inc.	1,136	73,613
Quanta Services, Inc.	1,299	45,907
Valmont Industries, Inc.	191	24,639
		244,657
Electrical Equipment - 1.2%
Acuity Brands, Inc.	352	42,560
AMETEK, Inc.	2,036	148,424
Fortive Corp.	2,618	196,324
GrafTech International Ltd.	545	7,199
Hubbell, Inc. Class B	505	55,212
Regal Beloit Corp.	378	29,015
Rockwell Automation, Inc.	1,075	182,234
Sensata Technologies, Inc. PLC (a)	1,450	68,875
		729,843
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	515	55,481
ITT, Inc.	770	40,471
Roper Technologies, Inc.	906	256,634
		352,586
Machinery - 3.6%
AGCO Corp.	584	37,493
Allison Transmission Holdings, Inc.	1,024	49,838
Apergy Corp. (a)	691	23,231
Colfax Corp. (a)	769	19,033
Crane Co.	449	37,159
Cummins, Inc.	1,333	196,098
Donaldson Co., Inc.	1,133	53,568
Dover Corp.	1,289	113,213
Flowserve Corp.	1,160	51,086
Gardner Denver Holdings, Inc. (a)	1,127	27,803
Gates Industrial Corp. PLC (a)	398	5,934
Graco, Inc.	1,474	63,868
IDEX Corp.	684	94,296
Ingersoll-Rand PLC	2,190	219,088
Lincoln Electric Holdings, Inc.	565	48,839
Middleby Corp. (a)(b)	489	57,516
Nordson Corp.	518	67,154
Oshkosh Corp.	649	48,707
PACCAR, Inc.	3,071	201,212
Parker Hannifin Corp.	1,186	195,465
Pentair PLC	1,411	58,119
Snap-On, Inc.	503	83,493
Stanley Black & Decker, Inc.	1,353	171,073
Terex Corp.	590	18,119
Timken Co.	610	25,980
Toro Co.	925	55,038
Trinity Industries, Inc.	1,313	30,698
WABCO Holdings, Inc. (a)	470	53,688
Wabtec Corp.	762	52,700
Xylem, Inc.	1,597	113,802
		2,273,311
Marine - 0.1%
Kirby Corp. (a)	539	40,376
Professional Services - 1.5%
CoStar Group, Inc. (a)	319	124,646
Dun & Bradstreet Corp.	327	47,330
Equifax, Inc.	1,070	114,511
IHS Markit Ltd. (a)	3,417	177,411
Manpower, Inc.	554	43,783
Nielsen Holdings PLC	3,180	81,662
Robert Half International, Inc.	1,058	68,167
TransUnion Holding Co., Inc.	1,648	100,231
Verisk Analytics, Inc. (a)	1,433	168,249
		925,990
Road & Rail - 0.7%
AMERCO	61	22,122
Genesee & Wyoming, Inc. Class A (a)	523	41,066
J.B. Hunt Transport Services, Inc.	780	83,491
Kansas City Southern	925	97,819
Knight-Swift Transportation Holdings, Inc. Class A	1,117	35,465
Landstar System, Inc.	364	36,975
Old Dominion Freight Lines, Inc.	585	79,519
Ryder System, Inc.	461	26,697
Schneider National, Inc. Class B	404	8,581
		431,735
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	858	32,553
Fastenal Co.	2,561	154,838
HD Supply Holdings, Inc. (a)	1,643	68,907
MSC Industrial Direct Co., Inc. Class A	401	33,479
United Rentals, Inc. (a)	719	90,062
Univar, Inc. (a)	1,034	21,538
W.W. Grainger, Inc.	406	119,928
Watsco, Inc.	282	41,589
WESCO International, Inc. (a)	417	21,851
		584,745
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	697	30,089

TOTAL INDUSTRIALS		8,481,587

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	515	110,612
Arris International PLC (a)	1,455	45,672
CommScope Holding Co., Inc. (a)	1,688	35,296
EchoStar Holding Corp. Class A (a)	426	17,457
F5 Networks, Inc. (a)	548	88,201
Juniper Networks, Inc.	3,104	80,518
Motorola Solutions, Inc.	1,449	169,403
Ubiquiti Networks, Inc.	137	14,825
		561,984
Electronic Equipment & Components - 2.2%
ADT, Inc.	979	7,068
Amphenol Corp. Class A	2,631	231,318
Arrow Electronics, Inc. (a)	776	58,937
Avnet, Inc.	989	40,747
CDW Corp.	1,301	108,334
Cognex Corp.	1,477	67,204
Coherent, Inc. (a)	218	25,768
Corning, Inc.	7,055	234,649
Dell Technologies, Inc. (a)	1,328	64,528
Dolby Laboratories, Inc. Class A	549	35,482
FLIR Systems, Inc.	1,204	58,852
IPG Photonics Corp. (a)	320	42,560
Jabil, Inc.	1,405	37,443
Keysight Technologies, Inc. (a)	1,666	123,317
Littelfuse, Inc.	216	37,956
National Instruments Corp.	998	44,132
Trimble, Inc. (a)	2,221	83,643
Zebra Technologies Corp. Class A (a)	473	82,113
		1,384,051
IT Services - 5.4%
Akamai Technologies, Inc. (a)	1,417	92,247
Alliance Data Systems Corp.	433	76,896
Amdocs Ltd.	1,274	71,191
Booz Allen Hamilton Holding Corp. Class A	1,244	61,118
Broadridge Financial Solutions, Inc.	1,036	104,460
Conduent, Inc. (a)	1,680	21,420
CoreLogic, Inc. (a)	700	25,410
DXC Technology Co.	2,511	161,005
Elastic NV	69	5,865
EPAM Systems, Inc. (a)	459	64,939
Euronet Worldwide, Inc. (a)	438	50,374
Fidelity National Information Services, Inc.	2,912	304,391
First Data Corp. Class A (a)	4,846	119,454
Fiserv, Inc. (a)	3,562	295,397
FleetCor Technologies, Inc. (a)	782	157,815
Gartner, Inc. (a)	791	107,489
Genpact Ltd.	1,326	39,555
Global Payments, Inc.	1,419	159,325
GoDaddy, Inc. (a)	1,434	98,415
Jack Henry & Associates, Inc.	690	92,150
Leidos Holdings, Inc.	1,280	74,240
Okta, Inc. (a)	764	62,977
Paychex, Inc.	2,855	202,134
Sabre Corp.	2,467	56,692
Square, Inc. (a)	2,615	186,580
Switch, Inc. Class A	286	2,385
The Western Union Co.	3,989	72,799
Total System Services, Inc.	1,610	144,272
Twilio, Inc. Class A (a)	785	87,386
VeriSign, Inc. (a)	940	159,114
WEX, Inc. (a)	365	58,885
Worldpay, Inc. (a)	2,676	223,392
		3,439,772
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	8,371	204,336
Analog Devices, Inc.	3,318	328,017
Cypress Semiconductor Corp.	3,210	44,523
First Solar, Inc. (a)	731	36,981
KLA-Tencor Corp.	1,367	145,681
Lam Research Corp.	1,385	234,868
Marvell Technology Group Ltd.	4,971	92,113
Maxim Integrated Products, Inc.	2,483	134,752
Microchip Technology, Inc. (b)	2,059	165,482
MKS Instruments, Inc.	470	38,366
Monolithic Power Systems, Inc.	360	45,562
ON Semiconductor Corp. (a)	3,716	74,469
Qorvo, Inc. (a)	1,109	72,484
Skyworks Solutions, Inc.	1,594	116,426
Teradyne, Inc.	1,603	57,692
Universal Display Corp. (b)	375	38,936
Versum Materials, Inc.	974	35,814
Xilinx, Inc.	2,273	254,440
		2,120,942
Software - 5.7%
2U, Inc. (a)	485	27,572
ANSYS, Inc. (a)	747	122,769
Aspen Technology, Inc. (a)	637	61,553
Atlassian Corp. PLC (a)	885	87,084
Autodesk, Inc. (a)	1,960	288,512
Black Knight, Inc. (a)	1,265	62,225
Cadence Design Systems, Inc. (a)	2,493	119,739
CDK Global, Inc.	1,163	56,882
Ceridian HCM Holding, Inc.	321	13,228
Citrix Systems, Inc.	1,208	123,868
DocuSign, Inc.	649	32,093
Fair Isaac Corp. (a)	253	56,976
FireEye, Inc. (a)	1,717	30,357
Fortinet, Inc. (a)	1,261	96,555
Guidewire Software, Inc. (a)	723	62,670
LogMeIn, Inc.	452	42,045
Manhattan Associates, Inc. (a)	590	28,774
Nuance Communications, Inc. (a)	2,515	39,913
Nutanix, Inc. Class A (a)	1,251	64,089
Palo Alto Networks, Inc. (a)	814	174,863
Parametric Technology Corp. (a)	1,046	88,690
Paycom Software, Inc. (a)	446	66,115
Pegasystems, Inc.	326	18,351
Pluralsight, Inc.	213	6,386
Proofpoint, Inc. (a)	446	45,434
RealPage, Inc. (a)	634	35,358
Red Hat, Inc. (a)	1,582	281,343
RingCentral, Inc. (a)	607	56,111
ServiceNow, Inc. (a)	1,590	349,829
SolarWinds, Inc. (a)	213	3,738
Splunk, Inc. (a)	1,307	163,166
SS&C Technologies Holdings, Inc.	1,846	95,051
Symantec Corp.	5,670	119,183
Synopsys, Inc. (a)	1,321	123,315
Tableau Software, Inc. (a)	639	81,690
Teradata Corp. (a)	1,048	46,510
Tyler Technologies, Inc. (a)	344	65,081
Ultimate Software Group, Inc. (a)	271	74,002
Workday, Inc. Class A (a)	1,298	235,626
Zendesk, Inc. (a)	968	65,369
		3,612,115
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	1,048	28,034
NetApp, Inc.	2,339	149,158
Pure Storage, Inc. Class A (a)	1,454	26,041
Western Digital Corp.	2,597	116,839
Xerox Corp.	1,864	52,583
		372,655

TOTAL INFORMATION TECHNOLOGY		11,491,519

MATERIALS - 5.1%
Chemicals - 1.9%
Albemarle Corp. U.S.	948	76,532
Ashland Global Holdings, Inc.	551	41,821
Axalta Coating Systems Ltd. (a)	1,904	48,780
Cabot Corp.	533	24,992
Celanese Corp. Class A	1,191	114,050
CF Industries Holdings, Inc.	2,054	89,657
Eastman Chemical Co.	1,260	101,581
Element Solutions, Inc. (a)	1,966	22,098
FMC Corp.	1,197	95,521
Huntsman Corp.	1,932	42,446
International Flavors & Fragrances, Inc.	900	127,602
NewMarket Corp.	68	27,274
Olin Corp.	1,508	35,604
RPM International, Inc.	1,174	67,106
The Chemours Co. LLC	1,537	54,948
The Mosaic Co.	3,133	101,133
The Scotts Miracle-Gro Co. Class A	358	26,617
Valvoline, Inc.	1,686	37,277
W.R. Grace & Co.	588	41,754
Westlake Chemical Corp.	322	23,796
		1,200,589
Construction Materials - 0.4%
Eagle Materials, Inc.	413	29,323
Martin Marietta Materials, Inc.	563	99,471
nVent Electric PLC	1,415	35,403
Vulcan Materials Co.	1,171	119,032
		283,229
Containers & Packaging - 1.6%
Aptargroup, Inc.	562	55,705
Ardagh Group SA	170	2,060
Avery Dennison Corp.	773	80,740
Ball Corp.	2,984	156,004
Bemis Co., Inc.	807	39,414
Berry Global Group, Inc. (a)	1,175	57,869
Crown Holdings, Inc. (a)	1,143	58,293
Graphic Packaging Holding Co.	2,760	33,313
International Paper Co.	3,647	172,977
Owens-Illinois, Inc.	1,411	28,319
Packaging Corp. of America	830	78,286
Sealed Air Corp.	1,397	55,182
Silgan Holdings, Inc.	711	19,638
Sonoco Products Co.	869	50,037
WestRock Co.	2,251	91,638
		979,475
Metals & Mining - 1.2%
Alcoa Corp. (a)	1,654	49,091
Freeport-McMoRan, Inc.	12,892	150,063
Newmont Mining Corp.	4,756	162,227
Nucor Corp.	2,795	171,166
Reliance Steel & Aluminum Co.	624	51,093
Royal Gold, Inc.	586	51,199
Steel Dynamics, Inc.	1,968	72,009
United States Steel Corp.	1,569	35,365
		742,213
Paper & Forest Products - 0.0%
Domtar Corp.	559	26,217

TOTAL MATERIALS		3,231,723

REAL ESTATE - 9.4%
Equity Real Estate Investment Trusts (REITs) - 8.9%
Alexandria Real Estate Equities, Inc.	948	124,861
American Campus Communities, Inc.	1,240	57,065
American Homes 4 Rent Class A	2,301	50,875
Apartment Investment & Management Co. Class A	1,375	68,090
Apple Hospitality (REIT), Inc.	1,906	31,277
AvalonBay Communities, Inc.	1,228	236,906
Boston Properties, Inc.	1,385	182,640
Brandywine Realty Trust (SBI)	1,576	23,719
Brixmor Property Group, Inc.	2,672	45,771
Brookfield Property REIT, Inc. Class A	1,116	20,311
Camden Property Trust (SBI)	790	76,591
Colony Capital, Inc.	4,263	25,876
Columbia Property Trust, Inc.	1,057	23,328
CoreSite Realty Corp.	323	31,909
Corporate Office Properties Trust (SBI)	930	22,962
CubeSmart	1,656	51,253
CyrusOne, Inc.	937	50,785
DDR Corp.	1,385	18,102
Digital Realty Trust, Inc.	1,834	198,696
Douglas Emmett, Inc.	1,422	53,794
Duke Realty Corp.	3,199	93,539
Empire State Realty Trust, Inc.	1,298	20,067
EPR Properties	655	47,854
Equity Commonwealth	1,066	34,496
Equity Lifestyle Properties, Inc.	755	79,939
Equity Residential (SBI)	3,225	234,006
Essex Property Trust, Inc.	586	158,923
Extra Space Storage, Inc.	1,087	107,189
Federal Realty Investment Trust (SBI)	644	85,375
Gaming & Leisure Properties	1,859	69,713
HCP, Inc.	4,237	133,635
Healthcare Trust of America, Inc.	1,821	51,753
Highwoods Properties, Inc. (SBI)	912	40,420
Hospitality Properties Trust (SBI)	1,448	38,604
Host Hotels & Resorts, Inc.	6,529	117,914
Hudson Pacific Properties, Inc.	1,374	44,614
Invitation Homes, Inc.	2,806	63,107
Iron Mountain, Inc.	2,527	94,004
JBG SMITH Properties	927	35,829
Kilroy Realty Corp.	881	62,075
Kimco Realty Corp.	3,636	61,848
Lamar Advertising Co. Class A	751	55,912
Liberty Property Trust (SBI)	1,315	61,989
Life Storage, Inc.	411	40,389
Medical Properties Trust, Inc.	3,220	58,604
Mid-America Apartment Communities, Inc.	1,009	102,192
National Retail Properties, Inc.	1,401	73,847
Omega Healthcare Investors, Inc.	1,769	71,096
Outfront Media, Inc.	1,244	25,813
Paramount Group, Inc.	1,844	26,701
Park Hotels & Resorts, Inc.	1,797	54,036
Rayonier, Inc.	1,151	35,036
Realty Income Corp.	2,626	180,380
Regency Centers Corp.	1,351	87,815
Retail Properties America, Inc.	1,940	24,522
SBA Communications Corp. Class A (a)	1,001	182,713
Senior Housing Properties Trust (SBI)	2,114	29,110
SL Green Realty Corp.	736	68,028
Spirit Realty Capital, Inc.	763	30,306
Store Capital Corp.	1,694	54,750
Sun Communities, Inc.	745	81,883
Taubman Centers, Inc.	528	26,294
The Macerich Co.	1,219	56,269
UDR, Inc.	2,384	104,300
Uniti Group, Inc.	1,482	29,507
Ventas, Inc.	3,176	204,820
VEREIT, Inc.	8,580	69,326
Vornado Realty Trust	1,540	107,661
Weingarten Realty Investors (SBI)	1,088	31,215
Welltower, Inc.	3,321	257,344
Weyerhaeuser Co.	6,706	175,965
WP Carey, Inc.	1,413	105,820
		5,583,358
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	2,832	129,564
Howard Hughes Corp. (a)	348	38,642
Jones Lang LaSalle, Inc.	402	57,651
Realogy Holdings Corp. (b)	1,059	18,797
Retail Value, Inc.	150	4,562
VICI Properties, Inc.	3,576	76,991
		326,207

TOTAL REAL ESTATE		5,909,565

UTILITIES - 6.5%
Electric Utilities - 2.7%
Alliant Energy Corp.	2,116	94,099
Edison International	2,835	161,510
Entergy Corp.	1,621	144,577
Evergy, Inc.	2,340	134,129
Eversource Energy	2,827	196,222
FirstEnergy Corp.	4,337	170,010
Hawaiian Electric Industries, Inc.	963	35,814
OGE Energy Corp.	1,787	73,178
PG&E Corp. (a)	4,618	60,034
Pinnacle West Capital Corp.	999	88,032
PPL Corp.	6,448	201,951
Vistra Energy Corp. (a)	3,536	88,789
Xcel Energy, Inc.	4,547	238,081
		1,686,426
Gas Utilities - 0.4%
Atmos Energy Corp.	987	96,361
National Fuel Gas Co.	719	41,199
UGI Corp.	1,548	88,282
		225,842
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	2,578	105,466
The AES Corp.	5,912	96,898
		202,364
Multi-Utilities - 2.8%
Ameren Corp.	2,169	150,398
Avangrid, Inc.	507	25,284
CenterPoint Energy, Inc.	4,469	138,181
CMS Energy Corp.	2,507	130,715
Consolidated Edison, Inc.	2,783	216,100
DTE Energy Co.	1,612	189,813
MDU Resources Group, Inc.	1,720	44,221
NiSource, Inc.	3,229	88,087
Public Service Enterprise Group, Inc.	4,513	246,184
Sempra Energy	2,446	286,133
Vectren Corp.	733	53,055
WEC Energy Group, Inc.	2,817	205,726
		1,773,897
Water Utilities - 0.3%
American Water Works Co., Inc.	1,608	153,837
Aqua America, Inc.	1,596	55,940
		209,777

TOTAL UTILITIES		4,098,306

TOTAL COMMON STOCKS
(Cost $62,223,769)		62,824,567

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 2.43% (c)	390,857	390,935
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	510,834	510,885
TOTAL MONEY MARKET FUNDS
(Cost $901,782)		901,820
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $63,125,551)		63,726,387
NET OTHER ASSETS (LIABILITIES) - (0.9)%(e)		(574,305)
NET ASSETS - 100%		$63,152,082

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	March 2019	$367,220	$36,148	$36,148

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $16,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,621
Fidelity Securities Lending Cash Central Fund	3,575
Total	$11,196

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,267,965	$2,267,965	$--	$--
Consumer Discretionary	7,542,135	7,542,135	--	--
Consumer Staples	2,561,454	2,561,454	--	--
Energy	2,649,039	2,649,039	--	--
Financials	8,208,228	8,208,228	--	--
Health Care	6,383,046	6,383,046	--	--
Industrials	8,481,587	8,481,587	--	--
Information Technology	11,491,519	11,491,519	--	--
Materials	3,231,723	3,231,723	--	--
Real Estate	5,909,565	5,909,565	--	--
Utilities	4,098,306	4,098,306	--	--
Money Market Funds	901,820	901,820	--	--
Total Investments in Securities:	$63,726,387	$63,726,387	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$36,148	$36,148	$--	$--
Total Assets	$36,148	$36,148	$--	$--
Total Derivative Instruments:	$36,148	$36,148	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Small Cap Index Fund

January 31, 2019

ZAP-QTLY-0319
1.9881629.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.6%
Atn International, Inc.	348	$25,954
Cincinnati Bell, Inc. (a)	1,530	12,760
Cogent Communications Group, Inc.	1,393	67,491
Consolidated Communications Holdings, Inc.	2,329	24,874
Frontier Communications Corp. (a)(b)	3,483	6,966
Intelsat SA (a)	1,859	45,229
Iridium Communications, Inc. (a)	3,203	62,074
Ooma, Inc. (a)	624	9,429
ORBCOMM, Inc. (a)	2,431	19,788
PDVWireless, Inc. (a)	312	12,586
Vonage Holdings Corp. (a)	7,362	67,068
WideOpenWest, Inc. (a)	966	7,303
Windstream Holdings, Inc. (a)	1,358	4,088
		365,610
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (b)	1,740	25,491
Eros International PLC (a)	1,200	11,436
Glu Mobile, Inc. (a)	3,737	36,398
IMAX Corp. (a)	1,782	37,012
Marcus Corp.	642	28,614
Reading International, Inc. Class A (a)	537	8,485
Rosetta Stone, Inc. (a)	657	9,960
World Wrestling Entertainment, Inc. Class A	1,438	118,405
		275,801
Interactive Media & Services - 0.4%
Care.com, Inc. (a)	660	15,688
CarGurus, Inc. Class A (a)	1,670	71,426
Liberty TripAdvisor Holdings, Inc. (a)	2,427	40,434
MeetMe, Inc. (a)	2,325	13,439
QuinStreet, Inc. (a)	1,485	28,274
Travelzoo, Inc. (a)	163	2,005
TrueCar, Inc. (a)	3,106	29,134
Yelp, Inc. (a)	2,703	98,443
		298,843
Media - 1.5%
Beasley Broadcast Group, Inc. Class A	243	1,098
Central European Media Enterprises Ltd. Class A(a)	2,794	8,410
Clear Channel Outdoor Holding, Inc. Class A	1,191	6,634
Daily Journal Corp. (a)	38	8,402
E.W. Scripps Co. Class A	1,580	29,672
Emerald Expositions Events, Inc.	813	11,545
Entercom Communications Corp. Class A	4,269	31,292
Entravision Communication Corp. Class A	2,106	8,298
Fluent, Inc. (a)	1,094	5,164
Gannett Co., Inc.	3,862	42,830
Gray Television, Inc. (a)	2,661	44,465
Hemisphere Media Group, Inc. (a)	598	7,929
Liberty Latin America Ltd. (a)	3,718	64,991
Liberty Latin America Ltd. Class A (a)	1,532	26,710
Liberty Media Corp.:
Liberty Braves Class A (a)	368	9,988
Liberty Braves Class C (a)	1,142	30,788
Loral Space & Communications Ltd. (a)	428	15,455
MDC Partners, Inc. Class A (a)	1,840	5,465
Meredith Corp. (b)	1,315	71,365
MSG Network, Inc. Class A (a)	1,973	44,195
National CineMedia, Inc.	2,580	17,828
New Media Investment Group, Inc.	1,982	27,094
Nexstar Broadcasting Group, Inc. Class A	1,494	124,704
Saga Communications, Inc. Class A	130	4,397
Scholastic Corp.	946	39,439
Sinclair Broadcast Group, Inc. Class A	2,250	69,323
TechTarget, Inc. (a)	672	9,744
Tegna, Inc.	7,218	84,739
The New York Times Co. Class A	4,388	112,815
tronc, Inc. (a)	574	6,871
		971,650
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	1,371	33,069
Gogo, Inc. (a)(b)	1,927	7,959
NII Holdings, Inc. (a)(b)	2,983	14,468
Shenandoah Telecommunications Co.	1,560	74,303
Spok Holdings, Inc.	590	8,166
		137,965

TOTAL COMMUNICATION SERVICES		2,049,869

CONSUMER DISCRETIONARY - 12.1%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	3,716	54,922
Cooper Tire & Rubber Co.	1,691	59,523
Cooper-Standard Holding, Inc. (a)	604	46,182
Dana Holding Corp.	4,867	85,757
Dorman Products, Inc. (a)	897	77,097
Fox Factory Holding Corp. (a)	1,205	71,493
Gentherm, Inc. (a)	1,165	49,582
Hertz Global Holdings, Inc. (a)	1,825	30,277
LCI Industries	814	67,106
Modine Manufacturing Co. (a)	1,637	23,949
Motorcar Parts of America, Inc. (a)(b)	632	12,640
Shiloh Industries, Inc. (a)	472	2,827
Standard Motor Products, Inc.	705	34,658
Stoneridge, Inc. (a)	913	23,838
Superior Industries International, Inc.	823	4,238
Tenneco, Inc.	1,691	58,644
Tower International, Inc.	660	19,199
		721,932
Automobiles - 0.1%
REV Group, Inc.	979	8,135
Winnebago Industries, Inc.	1,034	29,572
		37,707
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,524	42,489
Weyco Group, Inc.	199	5,347
		47,836
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	1,949	95,306
American Public Education, Inc. (a)	536	15,860
Career Education Corp. (a)	2,253	29,086
Carriage Services, Inc.	583	11,339
Chegg, Inc. (a)	3,621	127,532
Houghton Mifflin Harcourt Co. (a)	3,460	36,226
K12, Inc. (a)	1,252	39,451
Laureate Education, Inc. Class A (a)	3,158	50,528
Regis Corp. (a)	1,125	20,981
Sotheby's Class A (Ltd. vtg.) (a)	1,176	47,499
Strategic Education, Inc.	697	76,252
Weight Watchers International, Inc. (a)	1,285	41,120
		591,180
Hotels, Restaurants & Leisure - 3.0%
Belmond Ltd. Class A (a)	2,997	74,685
BFC Financial Corp. Class A	2,169	13,383
Biglari Holdings, Inc. (a)	6	3,900
Biglari Holdings, Inc. (a)	28	3,666
BJ's Restaurants, Inc.	691	34,433
Bloomin' Brands, Inc.	2,762	50,904
Bluegreen Vacations Corp.	255	3,417
Boyd Gaming Corp.	2,748	75,075
Brinker International, Inc.	1,290	52,271
Carrols Restaurant Group, Inc. (a)	1,165	10,054
Century Casinos, Inc. (a)	886	6,796
Churchill Downs, Inc.	1,182	108,720
Chuy's Holdings, Inc. (a)	555	12,610
Cracker Barrel Old Country Store, Inc. (b)	642	107,394
Dave & Buster's Entertainment, Inc.	1,328	68,326
Del Frisco's Restaurant Group, Inc. (a)	1,103	8,736
Del Taco Restaurants, Inc. (a)	1,005	10,442
Denny's Corp. (a)	2,060	36,441
Dine Brands Global, Inc.	558	42,559
Drive Shack, Inc. (a)	1,972	8,302
El Pollo Loco Holdings, Inc. (a)	713	11,757
Eldorado Resorts, Inc. (a)(b)	2,195	102,331
Empire Resorts, Inc. (a)	108	1,296
Fiesta Restaurant Group, Inc. (a)	788	11,710
Golden Entertainment, Inc. (a)	599	11,201
Habit Restaurants, Inc. Class A (a)	689	7,042
International Speedway Corp. Class A	810	35,195
J. Alexanders Holdings, Inc. (a)	426	3,664
Jack in the Box, Inc.	906	73,341
Lindblad Expeditions Holdings (a)	705	8,664
Marriott Vacations Worldwide Corp.	1,296	114,748
Monarch Casino & Resort, Inc. (a)	371	16,042
Nathan's Famous, Inc.	96	6,480
Noodles & Co. (a)	479	3,449
Papa John's International, Inc. (b)	739	31,252
Penn National Gaming, Inc. (a)	3,665	88,840
Planet Fitness, Inc. (a)	2,952	170,980
PlayAGS, Inc. (a)	728	18,244
Potbelly Corp. (a)	742	6,433
RCI Hospitality Holdings, Inc.	295	6,581
Red Lion Hotels Corp. (a)	523	4,838
Red Robin Gourmet Burgers, Inc. (a)	431	13,783
Red Rock Resorts, Inc.	2,319	58,856
Ruth's Hospitality Group, Inc.	964	22,268
Scientific Games Corp. Class A (a)(b)	1,856	46,511
SeaWorld Entertainment, Inc. (a)	1,835	47,802
Shake Shack, Inc. Class A (a)	824	39,354
Speedway Motorsports, Inc.	367	5,923
Texas Roadhouse, Inc. Class A	2,263	137,681
The Cheesecake Factory, Inc.	1,409	63,236
Town Sports International Holdings, Inc. (a)	468	2,822
Wingstop, Inc.	970	63,681
YETI Holdings, Inc.	569	9,679
		1,977,798
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	328	6,255
Beazer Homes U.S.A., Inc. (a)	1,042	13,056
Cavco Industries, Inc. (a)	292	48,557
Century Communities, Inc. (a)	861	20,199
Ethan Allen Interiors, Inc.	795	15,089
Flexsteel Industries, Inc.	238	5,943
GoPro, Inc. Class A (a)(b)	3,822	18,842
Green Brick Partners, Inc. (a)	789	6,675
Hamilton Beach Brands Holding Co. Class A	219	5,725
Helen of Troy Ltd. (a)	885	102,695
Hooker Furniture Corp.	384	11,048
Hovnanian Enterprises, Inc. Class A (a)	3,875	2,736
Installed Building Products, Inc. (a)	765	32,214
iRobot Corp. (a)(b)	900	80,811
KB Home	2,869	61,425
La-Z-Boy, Inc.	1,558	46,148
LGI Homes, Inc. (a)(b)	618	36,647
Lifetime Brands, Inc.	372	3,620
Lovesac (a)	188	4,489
M.D.C. Holdings, Inc.	1,509	49,691
M/I Homes, Inc. (a)	903	23,920
Meritage Homes Corp. (a)	1,269	57,207
New Home Co. LLC (a)	407	2,816
Purple Innovation, Inc. (a)	141	807
Roku, Inc. Class A (a)(b)	1,446	64,998
Skyline Champion Corp.	957	17,283
Sonos, Inc.	529	6,279
Taylor Morrison Home Corp. (a)	3,894	73,597
TopBuild Corp. (a)	1,184	62,527
TRI Pointe Homes, Inc. (a)	4,708	63,323
Tupperware Brands Corp.	1,621	44,205
Turtle Beach Corp. (a)	264	3,931
Universal Electronics, Inc. (a)	448	12,620
Vuzix Corp. (a)(b)	801	3,388
William Lyon Homes, Inc. (a)	1,067	14,148
Zagg, Inc. (a)	916	10,278
		1,033,192
Internet & Direct Marketing Retail - 1.0%
1-800-FLOWERS.com, Inc. Class A (a)	881	14,052
Duluth Holdings, Inc. (a)	279	6,663
Etsy, Inc. (a)	3,989	217,999
Gaia, Inc. Class A (a)	382	4,492
Groupon, Inc. (a)	14,834	55,924
Lands' End, Inc. (a)(b)	347	6,211
Leaf Group Ltd. (a)	546	4,193
Liberty Expedia Holdings, Inc. (a)	1,813	74,315
Liquidity Services, Inc. (a)	855	7,156
NutriSystem, Inc.	983	42,672
Overstock.com, Inc. (a)(b)	766	13,290
PetMed Express, Inc.	661	15,652
Quotient Technology, Inc. (a)	2,677	26,770
Remark Holdings, Inc. (a)	856	1,712
Shutterfly, Inc. (a)	1,117	51,337
Shutterstock, Inc.	628	25,126
Stamps.com, Inc. (a)	586	109,043
		676,607
Leisure Products - 0.3%
American Outdoor Brands Corp. (a)	1,801	21,738
Callaway Golf Co.	3,138	51,118
Clarus Corp.	707	7,911
Escalade, Inc.	367	4,096
Johnson Outdoors, Inc. Class A	161	10,087
Malibu Boats, Inc. Class A (a)	685	27,777
Marine Products Corp.	254	3,607
MCBC Holdings, Inc. (a)	620	13,535
Nautilus, Inc. (a)	987	7,412
Sturm, Ruger & Co., Inc.	560	30,509
Vista Outdoor, Inc. (a)	1,906	19,022
		196,812
Media - 0.0%
LiveXLive Media, Inc. (a)(b)	968	5,895
Multiline Retail - 0.3%
Big Lots, Inc.	1,342	42,327
Dillard's, Inc. Class A (b)	387	25,848
JC Penney Corp., Inc. (a)	10,302	13,599
Ollie's Bargain Outlet Holdings, Inc. (a)	1,667	130,309
		212,083
Specialty Retail - 3.0%
Aaron's, Inc. Class A	2,310	115,639
Abercrombie & Fitch Co. Class A	2,233	48,389
America's Car Mart, Inc. (a)	197	13,782
American Eagle Outfitters, Inc.	5,378	113,583
Armstrong Flooring, Inc. (a)	712	9,626
Asbury Automotive Group, Inc. (a)	665	46,982
Ascena Retail Group, Inc. (a)	5,845	14,320
At Home Group, Inc. (a)	1,499	33,038
Barnes & Noble Education, Inc. (a)	1,252	7,161
Barnes & Noble, Inc.	2,001	12,066
Bed Bath & Beyond, Inc.	4,487	67,709
Big 5 Sporting Goods Corp. (b)	684	2,353
Boot Barn Holdings, Inc. (a)	937	21,954
Caleres, Inc.	1,405	41,925
Camping World Holdings, Inc. (b)	1,076	15,258
Cars.com, Inc. (a)	2,304	62,922
Carvana Co. Class A (a)(b)	1,082	40,196
Chico's FAS, Inc.	4,163	24,145
Citi Trends, Inc.	407	8,339
Conn's, Inc. (a)	650	13,611
DSW, Inc. Class A	2,293	62,484
Express, Inc. (a)	2,394	12,688
Five Below, Inc. (a)	1,824	225,673
Francesca's Holdings Corp. (a)(b)	1,141	1,008
GameStop Corp. Class A (b)	3,332	37,785
Genesco, Inc. (a)	659	29,774
GNC Holdings, Inc. Class A (a)	2,732	8,333
Group 1 Automotive, Inc.	615	37,533
Guess?, Inc.	1,938	37,810
Haverty Furniture Companies, Inc.	609	12,405
Hibbett Sports, Inc. (a)(b)	628	10,262
Hudson Ltd. (a)	1,319	16,989
Kirkland's, Inc. (a)	508	5,192
Lithia Motors, Inc. Class A (sub. vtg.)	741	65,912
Lumber Liquidators Holdings, Inc. (a)(b)	942	11,323
MarineMax, Inc. (a)	679	12,073
Monro, Inc.	1,063	76,175
Murphy U.S.A., Inc. (a)	1,001	73,624
Office Depot, Inc.	18,134	53,495
Party City Holdco, Inc. (a)	1,890	20,866
Pier 1 Imports, Inc.	2,791	2,277
Rent-A-Center, Inc. (a)	1,482	25,935
RH (a)	665	90,354
Rtw Retailwinds, Inc. (a)	1,023	3,171
Sally Beauty Holdings, Inc. (a)	4,018	69,190
Shoe Carnival, Inc.	355	13,092
Signet Jewelers Ltd.	1,730	42,143
Sleep Number Corp. (a)	1,089	39,204
Sonic Automotive, Inc. Class A (sub. vtg.)	780	11,934
Sportsman's Warehouse Holdings, Inc. (a)	1,263	6,492
Tailored Brands, Inc.	1,662	20,991
The Buckle, Inc.	963	16,727
The Cato Corp. Class A (sub. vtg.)	737	10,944
The Children's Place Retail Stores, Inc.	533	51,573
The Container Store Group, Inc. (a)	539	3,859
Tile Shop Holdings, Inc.	1,341	10,178
Tilly's, Inc.	688	8,332
Winmark Corp.	83	12,794
Zumiez, Inc. (a)	616	15,653
		1,979,245
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	2,229	64,017
Culp, Inc.	373	7,124
Deckers Outdoor Corp. (a)	976	125,367
Fossil Group, Inc. (a)(b)	1,520	25,779
G-III Apparel Group Ltd. (a)	1,452	50,631
J.Jill, Inc. (a)	544	3,237
Movado Group, Inc.	524	16,742
Oxford Industries, Inc.	559	42,808
Rocky Brands, Inc.	232	6,220
Steven Madden Ltd.	2,904	94,816
Superior Group of Companies, Inc.	296	5,260
Unifi, Inc. (a)	521	11,144
Vera Bradley, Inc. (a)	763	6,829
Wolverine World Wide, Inc.	3,082	105,743
		565,717

TOTAL CONSUMER DISCRETIONARY		8,046,004

CONSUMER STAPLES - 2.8%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	276	68,768
Castle Brands, Inc. (a)	3,119	2,636
Celsius Holdings, Inc. (a)	737	3,014
Coca-Cola Bottling Co. Consolidated	156	33,665
Craft Brew Alliance, Inc. (a)	415	6,831
MGP Ingredients, Inc. (b)	442	31,731
National Beverage Corp.	392	32,865
Primo Water Corp. (a)	1,104	14,385
		193,895
Food & Staples Retailing - 0.6%
Andersons, Inc.	899	31,510
BJ's Wholesale Club Holdings, Inc.	2,431	63,960
Chefs' Warehouse Holdings (a)	726	23,319
Ingles Markets, Inc. Class A	475	13,557
Natural Grocers by Vitamin Cottage, Inc. (a)(b)	297	4,057
Performance Food Group Co. (a)	3,396	116,007
PriceSmart, Inc.	732	44,835
Rite Aid Corp. (a)(b)	36,668	29,455
Smart & Final Stores, Inc. (a)	758	4,571
SpartanNash Co.	1,186	24,610
United Natural Foods, Inc. (a)	1,696	22,218
Village Super Market, Inc. Class A	283	7,610
Weis Markets, Inc.	319	15,478
		401,187
Food Products - 1.2%
Alico, Inc.	110	3,256
B&G Foods, Inc. Class A (b)	2,190	58,385
Cal-Maine Foods, Inc.	1,038	43,783
Calavo Growers, Inc.	529	43,039
Darling International, Inc. (a)	5,463	116,198
Dean Foods Co.	3,038	12,668
Farmer Brothers Co. (a)	331	8,143
Fresh Del Monte Produce, Inc.	1,011	32,332
Freshpet, Inc. (a)	880	31,654
Hostess Brands, Inc. Class A (a)	3,288	37,779
J&J Snack Foods Corp.	500	77,175
John B. Sanfilippo & Son, Inc.	287	19,588
Lancaster Colony Corp.	631	100,373
Landec Corp. (a)	891	11,307
Limoneira Co.	491	10,817
nLIGHT, Inc. (a)	754	14,741
Sanderson Farms, Inc.	681	83,831
Seneca Foods Corp. Class A (a)	244	6,978
The Simply Good Foods Co. (a)	2,014	39,857
Tootsie Roll Industries, Inc. (b)	542	18,780
		770,684
Household Products - 0.2%
Central Garden & Pet Co. (a)	421	16,507
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,272	45,309
Funko, Inc. (a)	350	6,073
Oil-Dri Corp. of America	164	4,353
WD-40 Co.	456	82,878
		155,120
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	1,794	70,773
elf Beauty, Inc. (a)(b)	721	6,056
Inter Parfums, Inc.	578	38,414
MediFast, Inc.	390	49,624
Natural Health Trends Corp. (b)	244	3,999
Nature's Sunshine Products, Inc. (a)	285	2,280
Revlon, Inc. (a)(b)	271	7,100
USANA Health Sciences, Inc. (a)	426	49,885
		228,131
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	3,818	8,552
Pyxus International, Inc. (a)(b)	277	4,496
Turning Point Brands, Inc.	265	9,384
Universal Corp.	821	47,372
Vector Group Ltd.	3,469	38,159
		107,963

TOTAL CONSUMER STAPLES		1,856,980

ENERGY - 3.5%
Energy Equipment & Services - 1.1%
ACM Research, Inc. (a)(b)	270	2,514
Archrock, Inc.	4,224	39,875
Basic Energy Services, Inc. (a)	614	2,917
Bristow Group, Inc. (a)(b)	1,054	3,468
C&J Energy Services, Inc. (a)	2,250	36,158
Carbo Ceramics, Inc. (a)(b)	881	3,550
Dawson Geophysical Co.	705	2,757
Diamond Offshore Drilling, Inc. (a)(b)	2,153	23,532
Dril-Quip, Inc. (a)	1,206	45,153
Era Group, Inc. (a)	651	6,132
Exterran Corp. (a)	1,063	18,454
Forum Energy Technologies, Inc. (a)	2,645	12,987
Frank's International NV (a)(b)	2,464	14,020
FTS International, Inc. (a)	1,077	8,778
Helix Energy Solutions Group, Inc. (a)	4,675	31,930
Independence Contract Drilling, Inc. (a)	1,596	5,458
ION Geophysical Corp. (a)	344	3,086
Key Energy Services, Inc. (a)	313	523
KLX Energy Services Holdings, Inc. (a)	674	17,564
Liberty Oilfield Services, Inc. Class A	1,472	22,389
Mammoth Energy Services, Inc.	416	9,206
Matrix Service Co. (a)	874	18,747
McDermott International, Inc. (a)	5,975	52,700
Natural Gas Services Group, Inc. (a)	401	6,621
NCS Multistage Holdings, Inc. (a)	318	1,800
Newpark Resources, Inc. (a)	2,966	24,647
Noble Corp. (a)	8,205	27,077
Nuverra Environmental Solutions, Inc. (a)	41	554
Oceaneering International, Inc. (a)	3,285	51,542
Oil States International, Inc. (a)	1,982	34,130
PHI, Inc. (non-vtg.) (a)	395	1,296
Pioneer Energy Services Corp. (a)	2,605	3,855
Profire Energy, Inc. (a)	791	1,321
Quintana Energy Services, Inc. (a)	185	895
RigNet, Inc. (a)	471	6,293
Rowan Companies PLC (a)	4,293	52,332
SEACOR Holdings, Inc. (a)	567	23,468
SEACOR Marine Holdings, Inc. (a)	540	7,155
Smart Sand, Inc. (a)(b)	721	1,831
Solaris Oilfield Infrastructure, Inc. Class A	882	13,265
Superior Energy Services, Inc. (a)	5,085	19,882
TETRA Technologies, Inc. (a)	4,083	8,697
Tidewater, Inc. (a)	939	20,207
U.S. Silica Holdings, Inc. (b)	2,615	35,250
Unit Corp. (a)	1,746	27,866
		751,882
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	5,158	6,138
Adams Resources & Energy, Inc.	72	2,853
Alta Mesa Resources, Inc. Class A (a)(b)	3,360	3,219
Approach Resources, Inc. (a)(b)	1,366	1,316
Arch Coal, Inc.	582	51,292
Ardmore Shipping Corp. (a)	1,084	6,146
Berry Petroleum Corp.	437	5,152
Bonanza Creek Energy, Inc. (a)	626	14,429
California Resources Corp. (a)	1,512	30,467
Callon Petroleum Co. (a)	7,838	63,801
Carrizo Oil & Gas, Inc. (a)	2,919	35,845
Clean Energy Fuels Corp. (a)	4,573	8,689
Cloud Peak Energy, Inc. (a)	2,203	822
CONSOL Energy, Inc. (a)	933	33,149
CVR Energy, Inc.	611	24,532
Delek U.S. Holdings, Inc.	2,720	88,427
Denbury Resources, Inc. (a)	15,323	31,106
DHT Holdings, Inc.	3,055	12,373
Dorian Lpg Ltd. (a)	908	4,976
Earthstone Energy, Inc. (a)	848	5,113
Eclipse Resources Corp. (a)	2,933	3,373
Energy Fuels, Inc. (a)(b)	2,855	8,192
EP Energy Corp. (a)	1,267	873
Evolution Petroleum Corp.	831	6,208
Frontline Ltd. (NY Shares) (a)(b)	2,558	13,174
GasLog Ltd.	1,354	24,277
Golar LNG Ltd.	3,210	71,487
Goodrich Petroleum Corp. (a)	295	4,036
Green Plains, Inc.	1,300	18,473
Gulfport Energy Corp. (a)	5,832	48,930
Halcon Resources Corp. (a)	4,369	7,165
Hallador Energy Co.	554	3,138
Highpoint Resources, Inc. (a)	3,599	10,077
International Seaways, Inc. (a)	729	13,209
Isramco, Inc. (a)	27	3,005
Jagged Peak Energy, Inc. (a)	2,112	22,239
Laredo Petroleum, Inc. (a)	5,145	19,551
Lilis Energy, Inc. (a)	1,404	3,047
Matador Resources Co. (a)	3,602	70,239
Midstates Petroleum Co., Inc. (a)	478	4,627
NACCO Industries, Inc. Class A	124	4,226
Nextdecade Corp. (a)	242	883
Nine Energy Service, Inc. (a)	495	11,870
Nordic American Tanker Shipping Ltd.	4,623	9,477
Northern Oil & Gas, Inc. (a)	6,457	16,336
Oasis Petroleum, Inc. (a)	8,978	54,048
Overseas Shipholding Group, Inc. (a)	1,888	3,417
Panhandle Royalty Co. Class A	508	8,128
Par Pacific Holdings, Inc. (a)	1,027	16,699
PDC Energy, Inc. (a)	2,218	72,240
Peabody Energy Corp.	2,614	93,320
Penn Virginia Corp. (a)	412	21,614
Ramaco Resources, Inc. (a)	180	1,091
Renewable Energy Group, Inc. (a)	1,232	35,605
Resolute Energy Corp. (a)(b)	725	23,729
Rex American Resources Corp. (a)	185	13,492
Ring Energy, Inc. (a)	1,893	11,131
Sanchez Energy Corp. (a)	2,552	669
SandRidge Energy, Inc. (a)	990	8,207
Scorpio Tankers, Inc.	1,524	28,545
SemGroup Corp. Class A	2,685	43,014
Ship Finance International Ltd. (NY Shares)	2,651	32,236
SilverBow Resources, Inc. (a)	233	5,664
Southwestern Energy Co. (a)	19,646	85,853
SRC Energy, Inc. (a)	8,050	39,606
Talos Energy, Inc. (a)	666	12,721
Teekay Corp.	2,272	7,975
Teekay Tankers Ltd. (b)	6,209	6,209
Tellurian, Inc. (a)(b)	2,832	28,320
Ultra Petroleum Corp. (a)(b)	5,211	3,752
Uranium Energy Corp. (a)(b)	5,686	7,392
W&T Offshore, Inc. (a)	3,085	15,548
WildHorse Resource Development Corp. (a)(b)	904	15,341
World Fuel Services Corp.	2,236	55,654
Zion Oil & Gas, Inc. (a)	1,620	788
		1,579,965

TOTAL ENERGY		2,331,847

FINANCIALS - 17.8%
Banks - 9.5%
1st Constitution Bancorp	246	4,777
1st Source Corp.	517	23,472
Access National Corp.	514	12,136
ACNB Corp.	229	8,336
Allegiance Bancshares, Inc. (a)	435	15,625
Amalgamated Bank	402	7,212
American National Bankshares, Inc.	272	8,889
Ameris Bancorp	1,411	53,547
Ames National Corp.	288	7,240
Arrow Financial Corp.	405	12,899
Atlantic Capital Bancshares, Inc. (a)	845	15,278
Auburn National Bancorp., Inc.	82	2,670
Banc of California, Inc.	1,429	20,835
BancFirst Corp.	596	31,993
Bancorp, Inc., Delaware (a)	1,671	14,170
BancorpSouth Bank	3,131	91,363
Bank of Commerce Holdings	524	5,602
Bank of Marin Bancorp	451	18,915
Bank7 Corp.	110	1,715
Bankwell Financial Group, Inc.	204	5,896
Banner Corp.	1,088	59,340
Bar Harbor Bankshares	506	12,109
BayCom Corp.	336	7,258
BCB Bancorp, Inc.	458	5,377
Berkshire Hills Bancorp, Inc.	1,455	39,649
Blue Hills Bancorp, Inc.	770	18,203
Boston Private Financial Holdings, Inc.	2,759	32,004
Bridge Bancorp, Inc.	539	16,596
Bridgewater Bancshares, Inc. (a)	772	8,608
Brookline Bancorp, Inc., Delaware	2,669	39,688
Bryn Mawr Bank Corp.	653	24,154
Business First Bancshares, Inc.	358	8,259
Byline Bancorp, Inc. (a)	530	10,012
C & F Financial Corp.	109	5,448
Cadence Bancorp Class A	4,009	75,169
Cambridge Bancorp	123	9,360
Camden National Corp.	504	20,422
Capital Bancorp, Inc.	220	2,585
Capital City Bank Group, Inc.	377	9,048
Capstar Financial Holdings, Inc.	269	4,291
Carolina Financial Corp.	695	24,061
Cathay General Bancorp	2,563	95,139
CB Financial Services, Inc.	162	3,912
CBTX, Inc.	623	20,092
Centerstate Banks of Florida, Inc.	3,043	75,466
Central Pacific Financial Corp.	942	26,969
Central Valley Community Bancorp	378	7,473
Century Bancorp, Inc. Class A (non-vtg.)	94	7,297
Chemical Financial Corp.	2,374	105,548
Chemung Financial Corp.	112	4,695
Citizens & Northern Corp.	397	9,953
City Holding Co.	535	38,349
Civista Bancshares, Inc.	450	8,429
CNB Financial Corp., Pennsylvania	480	12,130
Coastal Financial Corp. of Washington (a)	207	3,078
Codorus Valley Bancorp, Inc.	300	6,630
Columbia Banking Systems, Inc.	2,432	89,376
Community Bank System, Inc.	1,674	100,356
Community Bankers Trust Corp. (a)	724	5,401
Community Financial Corp.	158	4,669
Community Trust Bancorp, Inc.	510	20,711
ConnectOne Bancorp, Inc.	996	19,920
County Bancorp, Inc.	177	3,028
Customers Bancorp, Inc. (a)	976	19,198
CVB Financial Corp.	3,713	81,352
Eagle Bancorp, Inc. (a)	1,065	58,447
Enterprise Bancorp, Inc.	339	10,967
Enterprise Financial Services Corp.	758	33,451
Equity Bancshares, Inc. (a)	444	14,097
Esquire Financial Holdings, Inc. (a)	198	4,303
Evans Bancorp, Inc.	158	5,530
Farmers & Merchants Bancorp, Inc.	297	9,364
Farmers National Banc Corp.	828	10,739
Fidelity D & D Bancorp, Inc.	95	5,606
Fidelity Southern Corp.	733	22,327
Financial Institutions, Inc.	509	13,651
First Bancorp, North Carolina	973	35,777
First Bancorp, Puerto Rico	7,167	76,329
First Bancshares, Inc.	407	13,191
First Bank Hamilton New Jersey	545	6,126
First Busey Corp.	1,421	35,184
First Business Finance Services, Inc.	280	5,779
First Choice Bancorp	293	6,332
First Commonwealth Financial Corp.	3,433	46,689
First Community Bankshares, In	525	18,008
First Community Corp.	245	5,023
First Financial Bancorp, Ohio	3,173	83,545
First Financial Bankshares, Inc.	2,169	132,526
First Financial Corp., Indiana	398	16,505
First Financial Northwest, Inc.	279	4,227
First Foundation, Inc.	1,263	18,351
First Guaranty Bancshares, Inc.	168	3,651
First Internet Bancorp	324	6,480
First Interstate Bancsystem, Inc.	1,083	42,150
First Merchants Corp.	1,637	59,963
First Mid-Illinois Bancshares, Inc.	417	13,586
First Midwest Bancorp, Inc., Delaware	3,509	77,268
First Northwest Bancorp	324	4,947
First of Long Island Corp.	816	16,908
First Savings Financial Group, Inc.	63	3,158
First United Corp.	226	3,661
Flushing Financial Corp.	900	19,962
Franklin Financial Network, Inc.	428	13,640
Fulton Financial Corp.	5,733	92,015
FVCBankcorp, Inc.	61	1,068
German American Bancorp, Inc.	752	21,996
Glacier Bancorp, Inc.	2,827	119,243
Great Southern Bancorp, Inc.	367	19,576
Great Western Bancorp, Inc.	2,020	71,286
Guaranty Bancshares, Inc. Texas	255	7,650
Hancock Whitney Corp.	2,833	116,380
Hanmi Financial Corp.	1,051	23,048
HarborOne Bancorp, Inc. (a)	481	7,302
Heartland Financial U.S.A., Inc.	967	43,863
Heritage Commerce Corp.	1,331	17,662
Heritage Financial Corp., Washington	1,241	38,446
Hilltop Holdings, Inc.	2,395	44,092
Home Bancshares, Inc.	5,296	96,970
HomeTrust Bancshares, Inc.	572	15,444
Hope Bancorp, Inc.	4,126	59,043
Horizon Bancorp, Inc. Indiana	1,330	21,466
Howard Bancorp, Inc. (a)	427	5,478
IBERIABANK Corp.	1,844	136,253
Independent Bank Corp.	728	16,132
Independent Bank Corp., Massachusetts	906	72,281
Independent Bank Group, Inc.	1,088	57,403
International Bancshares Corp.	1,830	64,910
Investar Holding Corp.	296	6,826
Investors Bancorp, Inc.	8,039	97,593
Lakeland Bancorp, Inc.	1,626	25,447
Lakeland Financial Corp.	805	36,249
LCNB Corp.	293	4,835
LegacyTexas Financial Group, Inc.	1,585	63,146
Live Oak Bancshares, Inc.	850	11,815
Luther Burbank Corp.	662	6,256
Macatawa Bank Corp.	868	8,472
MB Financial, Inc.	2,764	122,666
MBT Financial Corp.	609	6,096
Mercantile Bank Corp.	590	19,588
Merchants Bancorp/IN	533	10,431
Metropolitan Bank Holding Corp. (a)	216	7,560
Mid Penn Bancorp, Inc.	162	3,750
Middlefield Banc Corp.	104	4,447
Midland States Bancorp, Inc.	699	16,853
Midsouth Bancorp, Inc.	702	8,017
MidWestOne Financial Group, Inc.	372	10,308
MutualFirst Financial, Inc.	190	5,510
MVB Financial Corp.	282	4,749
National Bank Holdings Corp.	947	30,266
National Bankshares, Inc.	225	7,814
National Commerce Corp. (a)	594	24,185
NBT Bancorp, Inc.	1,414	50,367
Nicolet Bankshares, Inc. (a)	277	15,149
Northeast Bancorp	248	4,891
Northrim Bancorp, Inc.	271	8,978
Norwood Financial Corp.	189	5,541
Oak Valley Bancorp Oakdale California	230	4,060
OFG Bancorp	1,458	28,256
Ohio Valley Banc Corp.	136	4,880
Old Line Bancshares, Inc.	514	13,883
Old National Bancorp, Indiana	5,087	82,104
Old Second Bancorp, Inc.	953	13,371
OP Bancorp	438	3,986
Opus Bank	646	13,501
Origin Bancorp, Inc.	581	19,795
Orrstown Financial Services, Inc.	249	4,689
Pacific City Financial Corp.	390	6,416
Pacific Mercantile Bancorp (a)	527	4,142
Pacific Premier Bancorp, Inc.	1,515	45,071
Park National Corp.	456	42,873
Parke Bancorp, Inc.	233	4,571
PCSB Financial Corp.	548	11,130
Peapack-Gladstone Financial Corp.	597	15,934
Penns Woods Bancorp, Inc.	152	5,370
People's Utah Bancorp	513	15,082
Peoples Bancorp of North Carolina	156	4,056
Peoples Bancorp, Inc.	573	18,336
Peoples Financial Services Corp.	230	9,485
Preferred Bank, Los Angeles	462	21,511
Premier Financial Bancorp, Inc.	397	5,665
QCR Holdings, Inc.	426	14,595
Reliant Bancorp, Inc.	356	7,654
Renasant Corp.	1,627	57,791
Republic Bancorp, Inc., Kentucky Class A	320	13,341
Republic First Bancorp, Inc. (a)	1,429	8,431
S&T Bancorp, Inc.	1,143	43,914
Sandy Spring Bancorp, Inc.	1,193	38,904
SB One Bancorp	248	5,431
Seacoast Banking Corp., Florida (a)	1,530	42,106
Select Bancorp, Inc. New (a)	508	6,147
ServisFirst Bancshares, Inc.	1,543	52,076
Shore Bancshares, Inc.	410	6,109
Sierra Bancorp	460	12,236
Simmons First National Corp. Class A	3,011	74,492
SmartFinancial, Inc. (a)	377	7,276
South State Corp.	1,235	81,942
Southern First Bancshares, Inc. (a)	233	8,386
Southern National Bancorp of Virginia, Inc.	646	9,742
Southside Bancshares, Inc.	1,106	36,487
Spirit of Texas Bancshares, Inc. (a)	312	6,870
Stock Yards Bancorp, Inc.	717	24,787
Summit Financial Group, Inc.	362	8,518
The Bank of NT Butterfield & Son Ltd.	1,817	63,686
The Bank of Princeton	195	5,760
The First Bancorp, Inc.	330	8,537
Tompkins Financial Corp.	489	35,961
TowneBank	2,241	58,176
Trico Bancshares	843	31,798
TriState Capital Holdings, Inc. (a)	818	16,654
Triumph Bancorp, Inc. (a)	796	24,246
Trustmark Corp.	2,213	69,776
UMB Financial Corp.	1,507	96,991
Union Bankshares Corp.	2,172	68,548
Union Bankshares, Inc.	130	6,195
United Bankshares, Inc., West Virginia	3,318	117,358
United Community Bank, Inc.	2,603	66,949
United Security Bancshares, California	443	4,545
Unity Bancorp, Inc.	260	5,151
Univest Corp. of Pennsylvania	943	22,151
Valley National Bancorp	10,717	108,349
Veritex Holdings, Inc.	1,513	40,034
Washington Trust Bancorp, Inc.	499	25,968
WesBanco, Inc.	1,730	70,255
West Bancorp., Inc.	528	11,373
Westamerica Bancorp.	857	53,700
		6,295,205
Capital Markets - 1.2%
Arlington Asset Investment Corp.	953	8,215
Artisan Partners Asset Management, Inc.	1,595	37,195
Ashford, Inc.	21	1,365
Associated Capital Group, Inc.	80	3,391
B. Riley Financial, Inc.	684	10,431
Blucora, Inc. (a)	1,587	46,832
Cohen & Steers, Inc.	742	27,921
Cowen Group, Inc. Class A (a)(b)	928	15,006
Diamond Hill Investment Group, Inc.	108	16,740
Federated Investors, Inc. Class B (non-vtg.)	3,233	84,478
Gain Capital Holdings, Inc. (b)	897	5,804
GAMCO Investors, Inc. Class A	154	3,072
Greenhill & Co., Inc.	593	14,861
Hamilton Lane, Inc. Class A	560	20,311
Houlihan Lokey	1,131	50,035
INTL FCStone, Inc. (a)	511	19,536
Investment Technology Group, Inc.	1,095	33,135
Ladenburg Thalmann Financial Services, Inc.	3,368	9,700
Moelis & Co. Class A	1,489	65,144
OM Asset Management Ltd.	2,737	33,857
Oppenheimer Holdings, Inc. Class A (non-vtg.)	315	8,483
Piper Jaffray Companies	476	32,858
PJT Partners, Inc.	666	28,958
Pzena Investment Management, Inc.	568	4,976
Rosehill Resources, Inc. (a)	82	285
Safeguard Scientifics, Inc. (a)	641	6,083
Siebert Financial Corp. (a)	254	2,809
Silvercrest Asset Management Group Class A	273	3,636
Stifel Financial Corp.	2,323	111,202
Value Line, Inc.	37	794
Virtus Investment Partners, Inc.	229	20,603
Waddell & Reed Financial, Inc. Class A	2,590	44,341
Westwood Holdings Group, Inc.	277	10,144
WisdomTree Investments, Inc.	3,885	26,030
		808,231
Consumer Finance - 0.7%
CURO Group Holdings Corp. (a)	385	4,813
Elevate Credit, Inc. (a)	661	2,941
Encore Capital Group, Inc. (a)(b)	865	25,552
Enova International, Inc. (a)	1,139	26,254
EZCORP, Inc. (non-vtg.) Class A (a)(b)	1,666	15,527
First Cash Financial Services, Inc.	1,454	119,853
Green Dot Corp. Class A (a)	1,614	119,468
LendingClub Corp. (a)	10,645	33,958
Nelnet, Inc. Class A	617	32,454
PRA Group, Inc. (a)	1,492	44,029
Regional Management Corp. (a)	304	8,354
World Acceptance Corp. (a)	204	21,153
		454,356
Diversified Financial Services - 0.4%
Acushnet Holdings Corp.	1,146	26,347
Banco Latinoamericano de Comercio Exterior SA Series E	1,020	19,156
Cannae Holdings, Inc. (a)	2,330	45,062
Columbia Financial, Inc.	1,634	24,200
Donnelley Financial Solutions, Inc. (a)	1,127	16,499
FB Financial Corp.	543	17,962
FGL Holdings Class A (a)	4,877	38,577
Focus Financial Partners, Inc. Class A	626	17,603
Granite Point Mortgage Trust, Inc.	1,421	27,738
Level One Bancorp, Inc.	171	4,155
Marlin Business Services Corp.	284	6,302
On Deck Capital, Inc. (a)	1,704	12,814
Pennymac Financial Services, Inc.	661	13,669
RBB Bancorp	455	8,486
Senseonics Holdings, Inc. (a)(b)	2,870	7,204
		285,774
Insurance - 2.7%
AMBAC Financial Group, Inc. (a)	1,515	28,664
American Equity Investment Life Holding Co.	2,989	93,615
Amerisafe, Inc.	636	37,785
Argo Group International Holdings, Ltd.	1,081	72,146
Citizens, Inc. Class A (a)	1,658	11,755
CNO Financial Group, Inc.	5,464	97,696
Crawford & Co. Class B	391	3,773
Donegal Group, Inc. Class A	304	4,004
eHealth, Inc. (a)	628	38,408
EMC Insurance Group	307	10,094
Employers Holdings, Inc.	1,076	45,590
Enstar Group Ltd. (a)	401	71,378
FBL Financial Group, Inc. Class A	327	22,962
Fednat Holding Co.	386	6,990
Genworth Financial, Inc. Class A (a)	16,838	81,496
Global Indemnity Ltd.	280	9,212
Goosehead Insurance	325	9,341
Greenlight Capital Re, Ltd. (a)(b)	940	9,748
Hallmark Financial Services, Inc. (a)	442	4,287
HCI Group, Inc.	248	11,750
Health Insurance Innovations, Inc. (a)(b)	434	16,640
Heritage Insurance Holdings, Inc.	664	9,641
Horace Mann Educators Corp.	1,375	57,269
Independence Holding Co.	158	5,650
Investors Title Co.	46	7,946
James River Group Holdings Ltd.	863	33,286
Kemper Corp.	1,760	132,317
Kingstone Companies, Inc.	304	5,001
Kinsale Capital Group, Inc.	653	37,874
Maiden Holdings Ltd.	2,168	2,797
MBIA, Inc. (a)	2,949	28,340
National General Holdings Corp.	2,161	52,188
National Western Life Group, Inc.	76	23,051
Navigators Group, Inc.	691	48,232
NI Holdings, Inc. (a)	313	4,695
Primerica, Inc.	1,439	161,700
ProAssurance Corp.	1,771	75,551
Protective Insurance Corp. Class B	312	5,750
RLI Corp.	1,309	86,407
Safety Insurance Group, Inc.	489	40,250
Selective Insurance Group, Inc.	1,936	117,941
State Auto Financial Corp.	557	18,938
Stewart Information Services Corp.	777	34,538
Third Point Reinsurance Ltd. (a)	2,464	25,897
Tiptree, Inc.	857	5,099
Trupanion, Inc. (a)(b)	845	22,435
United Fire Group, Inc.	704	36,608
United Insurance Holdings Corp.	687	11,212
Universal Insurance Holdings, Inc.	1,058	39,908
		1,817,855
Mortgage Real Estate Investment Trusts - 1.0%
AG Mortgage Investment Trust, Inc.	909	16,380
Anworth Mortgage Asset Corp.	3,856	17,236
Apollo Commercial Real Estate Finance, Inc.	4,089	74,420
Arbor Realty Trust, Inc.	2,199	26,300
Ares Commercial Real Estate Corp.	875	12,600
Armour Residential REIT, Inc.	1,432	30,101
Blackstone Mortgage Trust, Inc.	3,719	128,268
Capstead Mortgage Corp.	2,966	21,859
Cherry Hill Mortgage Investment Corp.	526	9,731
Dynex Capital, Inc.	1,888	11,366
Exantas Capital Corp.	1,014	10,718
Great Ajax Corp.	672	8,676
Invesco Mortgage Capital, Inc.	3,694	59,473
KKR Real Estate Finance Trust, Inc.	698	14,393
Ladder Capital Corp. Class A	3,070	53,142
New York Mortgage Trust, Inc.	5,140	32,279
Orchid Island Capital, Inc.	1,701	11,805
PennyMac Mortgage Investment Trust	1,988	40,237
Redwood Trust, Inc.	2,719	43,857
TPG RE Finance Trust, Inc.	1,152	22,844
Western Asset Mortgage Capital Corp.	1,516	14,493
ZAIS Financial Corp.	653	10,213
		670,391
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	236	15,578
Thrifts & Mortgage Finance - 2.3%
Axos Financial, Inc. (a)	1,976	59,991
BankFinancial Corp.	520	7,800
Beneficial Bancorp, Inc.	2,255	35,155
BSB Bancorp, Inc. (a)	274	8,839
Capitol Federal Financial, Inc.	4,278	55,058
Dime Community Bancshares, Inc.	1,045	20,607
Entegra Financial Corp. (a)	223	5,209
ESSA Bancorp, Inc.	314	4,729
Essent Group Ltd. (a)	3,202	127,280
Farmer Mac Class C (non-vtg.)	298	21,084
First Defiance Financial Corp.	714	20,121
Flagstar Bancorp, Inc.	979	30,202
FS Bancorp, Inc.	125	6,069
Greene County Bancorp, Inc.	104	3,169
Hingham Institution for Savings	43	7,951
Home Bancorp, Inc.	255	9,017
HomeStreet, Inc. (a)	833	20,384
Impac Mortgage Holdings, Inc. (a)(b)	307	1,078
Kearny Financial Corp.	3,038	39,008
LendingTree, Inc. (a)(b)	266	78,826
Malvern Bancorp, Inc. (a)	248	5,188
Meridian Bancorp, Inc. Maryland	1,578	24,988
Meta Financial Group, Inc.	923	21,737
MGIC Investment Corp. (a)	12,063	150,546
NMI Holdings, Inc. (a)	2,103	46,266
Northfield Bancorp, Inc.	1,532	21,923
Northwest Bancshares, Inc.	3,170	55,919
OceanFirst Financial Corp.	1,626	39,040
Oconee Federal Financial Corp.	66	1,726
Ocwen Financial Corp. (a)	3,827	6,429
Oritani Financial Corp.	1,321	22,272
PDL Community Bancorp (a)	289	3,737
Provident Bancorp, Inc. (a)	139	3,143
Provident Financial Services, Inc.	2,057	50,828
Prudential Bancorp, Inc.	291	5,308
Radian Group, Inc.	7,203	138,586
Riverview Bancorp, Inc.	696	5,185
SI Financial Group, Inc.	479	6,170
Southern Missouri Bancorp, Inc.	230	8,098
Sterling Bancorp, Inc.	730	6,278
Territorial Bancorp, Inc.	248	6,840
Timberland Bancorp, Inc.	216	6,074
Trustco Bank Corp., New York	3,056	23,715
United Community Financial Corp.	1,596	15,130
United Financial Bancorp, Inc. New	1,687	24,984
Walker & Dunlop, Inc.	923	44,369
Washington Federal, Inc.	2,773	80,667
Waterstone Financial, Inc.	822	12,905
Westfield Financial, Inc.	852	7,881
WMI Holdings Corp. (a)	2,485	38,244
WSFS Financial Corp.	1,003	42,297
		1,488,050

TOTAL FINANCIALS		11,835,440

HEALTH CARE - 15.6%
Biotechnology - 6.3%
Abeona Therapeutics, Inc. (a)	1,024	6,953
ACADIA Pharmaceuticals, Inc. (a)	3,281	74,741
Acceleron Pharma, Inc. (a)	1,302	55,205
Achaogen, Inc. (a)(b)	962	1,453
Achillion Pharmaceuticals, Inc. (a)	4,514	9,886
Acorda Therapeutics, Inc. (a)	1,456	24,213
Adamas Pharmaceuticals, Inc. (a)	728	6,552
ADMA Biologics, Inc. (a)	618	1,823
Aduro Biotech, Inc. (a)	2,085	6,213
Adverum Biotechnologies, Inc. (a)	1,780	5,660
Aeglea BioTherapeutics, Inc. (a)	665	6,078
Agenus, Inc. (a)	2,858	9,631
AgeX Therapeutics, Inc. (a)(b)	314	1,215
Aimmune Therapeutics, Inc. (a)	1,451	34,128
Akebia Therapeutics, Inc. (a)	2,836	15,626
Albireo Pharma, Inc. (a)	298	7,748
Alder Biopharmaceuticals, Inc. (a)	1,944	27,372
Aldeyra Therapeutics, Inc. (a)	695	6,123
Allakos, Inc. (a)	280	11,186
Allena Pharmaceuticals, Inc. (a)	370	2,594
Allogene Therapeutics, Inc. (b)	707	21,443
AMAG Pharmaceuticals, Inc. (a)	1,131	18,514
Amicus Therapeutics, Inc. (a)(b)	6,315	76,033
AnaptysBio, Inc. (a)	701	46,490
Apellis Pharmaceuticals, Inc. (a)	1,192	16,688
Aptinyx, Inc.	437	2,334
Arbutus Biopharma Corp. (a)	1,170	4,317
Arcus Biosciences, Inc.	1,048	10,658
Ardelyx, Inc. (a)	1,369	2,875
Arena Pharmaceuticals, Inc. (a)	1,655	76,080
ArQule, Inc. (a)	3,584	13,261
Array BioPharma, Inc. (a)	6,938	129,532
Arrowhead Pharmaceuticals, Inc. (a)(b)	2,907	41,047
Arsanis, Inc. (a)	179	489
Atara Biotherapeutics, Inc. (a)	1,406	53,428
Athersys, Inc. (a)(b)	4,483	7,128
Audentes Therapeutics, Inc. (a)	1,242	30,802
AVEO Pharmaceuticals, Inc. (a)(b)	3,503	2,450
Avid Bioservices, Inc. (a)	1,651	6,356
AVROBIO, Inc.	194	2,417
Bellicum Pharmaceuticals, Inc. (a)	1,279	4,221
BioCryst Pharmaceuticals, Inc. (a)	3,626	31,474
Biohaven Pharmaceutical Holding Co. Ltd. (a)	944	35,957
Biospecifics Technologies Corp. (a)	189	12,281
BioTime, Inc. (b)	2,809	3,961
Blueprint Medicines Corp. (a)	1,378	99,340
Calithera Biosciences, Inc. (a)	1,022	4,558
Calyxt, Inc. (a)(b)	191	2,535
Cara Therapeutics, Inc. (a)(b)	1,077	16,424
CareDx, Inc. (a)	1,173	32,879
CASI Pharmaceuticals, Inc. (a)(b)	1,631	5,643
Catalyst Biosciences, Inc. (a)	395	3,472
Catalyst Pharmaceutical Partners, Inc. (a)	3,147	7,930
Celcuity, Inc. (a)	192	4,266
Cellular Biomedicine Group, Inc. (a)	378	6,717
ChemoCentryx, Inc. (a)	751	9,192
Chimerix, Inc. (a)	2,340	5,452
Clovis Oncology, Inc. (a)	1,582	40,120
CohBar, Inc. (a)(b)	789	2,588
Coherus BioSciences, Inc. (a)	1,719	23,138
Concert Pharmaceuticals, Inc. (a)	710	10,047
Constellation Pharmaceuticals, Inc.	118	853
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	1,669	12,618
Corvus Pharmaceuticals, Inc. (a)	448	1,788
Crinetics Pharmaceuticals, Inc. (a)(b)	228	5,992
CTI BioPharma Corp. (a)	1,635	1,946
Cue Biopharma, Inc. (a)(b)	560	2,862
Cytokinetics, Inc. (a)	1,504	10,573
CytomX Therapeutics, Inc. (a)	1,484	25,198
Deciphera Pharmaceuticals, Inc. (a)	287	7,712
Denali Therapeutics, Inc. (a)	1,564	29,810
Dicerna Pharmaceuticals, Inc. (a)	1,797	18,527
Dynavax Technologies Corp. (a)(b)	2,082	22,944
Eagle Pharmaceuticals, Inc. (a)	349	14,749
Editas Medicine, Inc. (a)	1,532	33,290
Eidos Therapeutics, Inc. (b)	230	2,808
Emergent BioSolutions, Inc. (a)	1,536	95,831
Enanta Pharmaceuticals, Inc. (a)	556	44,163
Epizyme, Inc. (a)	1,991	20,348
Equillium, Inc.	161	1,415
Esperion Therapeutics, Inc. (a)	764	35,488
Evelo Biosciences, Inc. (b)	452	4,059
Fate Therapeutics, Inc. (a)	2,026	30,674
Fennec Pharmaceuticals, Inc. (a)	396	2,649
FibroGen, Inc. (a)	2,552	144,826
Five Prime Therapeutics, Inc. (a)	1,097	12,341
Flexion Therapeutics, Inc. (a)	1,126	16,541
Fortress Biotech, Inc. (a)(b)	1,200	2,484
Forty Seven, Inc.	269	3,952
Genomic Health, Inc. (a)	698	52,915
Geron Corp. (a)(b)	5,516	6,343
Global Blood Therapeutics, Inc. (a)	1,665	79,770
GlycoMimetics, Inc. (a)	1,137	12,734
Gritstone Oncology, Inc.	229	2,931
GTx, Inc. (a)	133	145
Halozyme Therapeutics, Inc. (a)	4,193	67,843
Heron Therapeutics, Inc. (a)	2,312	62,193
Homology Medicines, Inc. (a)	577	11,696
Idera Pharmaceuticals, Inc. (a)	644	1,629
Immune Design Corp. (a)	1,060	1,654
ImmunoGen, Inc. (a)	4,791	25,153
Immunomedics, Inc. (a)	4,897	72,427
Inovio Pharmaceuticals, Inc. (a)	2,710	13,577
Insmed, Inc. (a)	2,555	62,112
Insys Therapeutics, Inc. (a)(b)	887	3,069
Intellia Therapeutics, Inc. (a)	1,099	15,540
Intercept Pharmaceuticals, Inc. (a)	730	88,096
Intrexon Corp. (a)	2,428	18,598
Invitae Corp. (a)	2,183	30,737
Iovance Biotherapeutics, Inc. (a)	3,515	32,162
Ironwood Pharmaceuticals, Inc. Class A (a)	4,712	64,366
Jounce Therapeutics, Inc. (a)	505	2,116
Kadmon Holdings, Inc. (a)	3,265	7,869
Karyopharm Therapeutics, Inc. (a)	1,616	13,688
Kezar Life Sciences, Inc.	215	3,851
Kindred Biosciences, Inc. (a)	1,012	9,968
Kiniksa Pharmaceuticals Ltd.	212	3,710
Kodiak Sciences, Inc.	297	2,281
Kura Oncology, Inc. (a)	936	14,882
La Jolla Pharmaceutical Co. (a)(b)	706	4,264
Lexicon Pharmaceuticals, Inc. (a)(b)	1,411	6,674
Ligand Pharmaceuticals, Inc. Class B (a)	696	82,198
Liquidia Technologies, Inc.	171	2,461
LogicBio Therapeutics, Inc.	254	2,245
Loxo Oncology, Inc. (a)	897	210,436
Macrogenics, Inc. (a)	1,311	15,378
Madrigal Pharmaceuticals, Inc. (a)(b)	230	26,625
Magenta Therapeutics, Inc.	118	827
MannKind Corp. (a)(b)	4,578	5,768
MediciNova, Inc. (a)(b)	1,331	12,085
MeiraGTx Holdings PLC	112	1,387
Menlo Therapeutics, Inc. (a)	309	1,653
Minerva Neurosciences, Inc. (a)	999	6,573
Miragen Therapeutics, Inc. (a)	831	2,377
Mirati Therapeutics, Inc. (a)	673	44,472
Molecular Templates, Inc. (a)	382	1,811
Momenta Pharmaceuticals, Inc. (a)	2,593	30,753
Myriad Genetics, Inc. (a)	2,337	65,880
NantKwest, Inc. (a)(b)	924	998
Natera, Inc. (a)	1,093	14,854
Neon Therapeutics, Inc.	205	869
NewLink Genetics Corp. (a)	1,669	2,487
Novavax, Inc. (a)(b)	12,648	29,596
Nymox Pharmaceutical Corp. (a)(b)	1,186	2,621
Opko Health, Inc. (a)	10,729	39,483
Organovo Holdings, Inc. (a)	4,707	4,754
Ovid Therapeutics, Inc. (a)	434	1,228
Palatin Technologies, Inc. (a)(b)	6,752	4,670
PDL BioPharma, Inc. (a)	4,730	15,041
Pfenex, Inc. (a)	938	3,696
Pieris Pharmaceuticals, Inc. (a)	1,727	4,956
Polarityte, Inc. (a)(b)	330	5,848
Portola Pharmaceuticals, Inc. (a)(b)	2,172	58,861
Principia Biopharma, Inc.	186	5,638
Progenics Pharmaceuticals, Inc. (a)	2,826	12,519
Proteostasis Therapeutics, Inc. (a)	1,139	3,440
Prothena Corp. PLC (a)	1,329	15,616
PTC Therapeutics, Inc. (a)	1,517	47,224
Puma Biotechnology, Inc. (a)	972	27,099
Ra Pharmaceuticals, Inc. (a)	480	9,854
Radius Health, Inc. (a)	1,343	24,537
Recro Pharma, Inc. (a)	577	4,783
REGENXBIO, Inc. (a)	1,070	47,037
Repligen Corp. (a)	1,324	75,481
Replimune Group, Inc. (a)	347	4,202
Retrophin, Inc. (a)	1,367	29,473
Rigel Pharmaceuticals, Inc. (a)	5,591	12,077
Rocket Pharmaceuticals, Inc. (a)(b)	682	9,807
Rubius Therapeutics, Inc.	397	5,435
Sangamo Therapeutics, Inc. (a)	3,384	39,559
Savara, Inc. (a)	932	7,074
Scholar Rock Holding Corp.	207	3,128
Selecta Biosciences, Inc. (a)	578	907
Seres Therapeutics, Inc. (a)	935	5,760
Sienna Biopharmaceuticals, Inc. (a)	475	1,273
Solid Biosciences, Inc. (a)	403	10,144
Sorrento Therapeutics, Inc. (a)(b)	3,543	7,299
Spark Therapeutics, Inc. (a)	1,049	50,163
Spectrum Pharmaceuticals, Inc. (a)	3,349	37,509
Spring Bank Pharmaceuticals, Inc. (a)	457	4,949
Stemline Therapeutics, Inc. (a)	926	10,242
Surface Oncology, Inc.	356	2,047
Syndax Pharmaceuticals, Inc. (a)	448	2,509
Synergy Pharmaceuticals, Inc. (a)	8,000	2,563
Synlogic, Inc. (a)	493	3,983
Syros Pharmaceuticals, Inc. (a)	833	4,990
T2 Biosystems, Inc. (a)	1,022	3,577
TG Therapeutics, Inc. (a)	2,065	8,467
Tocagen, Inc. (a)	588	6,621
Translate Bio, Inc.	312	1,772
Twist Bioscience Corp.	166	3,840
Tyme, Inc. (a)(b)	3,490	9,388
Ultragenyx Pharmaceutical, Inc. (a)	1,599	78,863
UNITY Biotechnology, Inc. (b)	823	9,415
Unum Therapeutics, Inc.	599	2,588
Vanda Pharmaceuticals, Inc. (a)	1,720	46,664
Veracyte, Inc. (a)	946	17,208
Verastem, Inc. (a)(b)	2,297	7,534
Vericel Corp. (a)	1,432	24,630
Viking Therapeutics, Inc. (a)(b)	2,008	16,385
Vital Therapies, Inc. (a)	776	171
Voyager Therapeutics, Inc. (a)	707	7,416
Xencor, Inc. (a)	1,567	56,569
XOMA Corp. (a)	286	3,452
Y-mAbs Therapeutics, Inc.	229	4,713
Zafgen, Inc. (a)	1,010	4,484
ZIOPHARM Oncology, Inc. (a)(b)	4,387	9,827
		4,195,167
Health Care Equipment & Supplies - 3.7%
Accuray, Inc. (a)	2,760	12,144
Angiodynamics, Inc. (a)	1,258	26,544
Anika Therapeutics, Inc. (a)	459	17,437
Antares Pharma, Inc. (a)	4,786	14,454
Atricure, Inc. (a)	1,253	38,780
Atrion Corp.	48	35,800
Avanos Medical, Inc. (a)	1,561	71,104
AxoGen, Inc. (a)	1,129	18,629
Axonics Modulation Technologies, Inc. (a)	236	3,446
Cardiovascular Systems, Inc. (a)	1,126	35,052
Cerus Corp. (a)	4,408	26,272
CONMED Corp.	838	58,953
Cryolife, Inc. (a)	1,206	33,659
CryoPort, Inc. (a)(b)	863	9,053
Cutera, Inc. (a)	455	6,534
CytoSorbents Corp. (a)	971	7,273
electroCore, Inc.	194	1,296
Endologix, Inc. (a)	3,486	2,641
Fonar Corp. (a)	202	4,464
Genmark Diagnostics, Inc. (a)	1,723	11,441
Glaukos Corp. (a)	1,136	72,465
Globus Medical, Inc. (a)	2,424	109,201
Haemonetics Corp. (a)	1,732	171,312
Helius Medical Technologies, Inc. (U.S.) (a)(b)	585	4,306
Heska Corp. (a)	233	22,974
Inogen, Inc. (a)	596	90,121
Inspire Medical Systems, Inc.	396	21,237
Integer Holdings Corp. (a)	1,038	84,068
IntriCon Corp. (a)	257	6,661
Invacare Corp.	1,084	5,572
IRadimed Corp. (a)	118	3,236
iRhythm Technologies, Inc. (a)	805	68,425
Lantheus Holdings, Inc. (a)	1,240	20,857
LeMaitre Vascular, Inc.	528	12,588
LivaNova PLC (a)	1,623	149,835
Meridian Bioscience, Inc.	1,426	23,372
Merit Medical Systems, Inc. (a)	1,777	100,454
Natus Medical, Inc. (a)	1,090	36,777
Neogen Corp. (a)	1,673	101,902
Nevro Corp. (a)	972	47,200
Novocure Ltd. (a)	2,457	120,393
NuVasive, Inc. (a)	1,712	85,840
Nuvectra Corp. (a)	587	8,218
NxStage Medical, Inc. (a)	2,193	63,751
OraSure Technologies, Inc. (a)	2,005	25,764
Orthofix International NV (a)	580	31,384
OrthoPediatrics Corp. (a)	231	8,378
Oxford Immunotec Global PLC (a)	839	12,199
Pulse Biosciences, Inc. (a)(b)	360	4,810
Quanterix Corp. (a)	279	5,876
Quidel Corp. (a)	1,141	66,212
Rockwell Medical Technologies, Inc. (a)(b)	1,557	4,858
RTI Biologics, Inc. (a)	1,839	8,073
Seaspine Holdings Corp. (a)	496	7,584
SI-BONE, Inc.	272	4,891
Sientra, Inc. (a)	768	8,540
Staar Surgical Co. (a)	1,469	52,487
SurModics, Inc. (a)	432	24,741
Tactile Systems Technology, Inc. (a)	587	39,082
Tandem Diabetes Care, Inc. (a)	1,703	74,046
TransEnterix, Inc. (a)(b)	5,296	14,405
Utah Medical Products, Inc.	114	10,709
Vapotherm, Inc.	145	2,440
Varex Imaging Corp. (a)	1,283	36,553
ViewRay, Inc. (a)(b)	2,097	15,077
Wright Medical Group NV (a)	4,146	123,717
		2,447,567
Health Care Providers & Services - 2.0%
AAC Holdings, Inc. (a)	444	1,074
Addus HomeCare Corp. (a)	325	19,549
Amedisys, Inc. (a)	893	117,126
American Renal Associates Holdings, Inc. (a)	429	5,199
AMN Healthcare Services, Inc. (a)	1,543	99,971
Apollo Medical Holdings, Inc. (a)	113	2,207
BioScrip, Inc. (a)	4,177	15,163
BioTelemetry, Inc. (a)	1,099	78,930
Brookdale Senior Living, Inc. (a)	6,213	50,636
Capital Senior Living Corp. (a)	801	5,583
Civitas Solutions, Inc. (a)	536	9,503
Community Health Systems, Inc. (a)	2,837	11,178
Corvel Corp. (a)	303	18,928
Cross Country Healthcare, Inc. (a)	1,173	11,296
Diplomat Pharmacy, Inc. (a)	1,892	27,434
G1 Therapeutics, Inc. (a)	752	16,085
Genesis HealthCare, Inc. Class A (a)	1,827	2,868
Guardant Health, Inc.	483	19,484
HealthEquity, Inc. (a)	1,809	112,773
LHC Group, Inc. (a)	986	104,250
Magellan Health Services, Inc. (a)	819	53,366
National Healthcare Corp.	403	32,373
National Research Corp. Class A	369	14,753
National Vision Holdings, Inc. (a)	2,095	66,537
Neuronetics, Inc.	217	3,715
OptiNose, Inc. (a)(b)	645	4,154
Owens& Minor, Inc.	2,034	15,397
Patterson Companies, Inc.	2,733	60,919
PetIQ, Inc. Class A (a)(b)	526	16,001
Providence Service Corp.	368	23,604
Quorum Health Corp. (a)	993	2,909
R1 RCM, Inc. (a)	3,440	27,933
RadNet, Inc. (a)	1,323	18,059
Select Medical Holdings Corp. (a)	3,607	56,341
Surgery Partners, Inc. (a)	624	8,162
Tenet Healthcare Corp. (a)	2,794	61,440
The Ensign Group, Inc.	1,659	72,283
Tivity Health, Inc. (a)	1,328	29,561
Triple-S Management Corp. (a)	738	14,878
U.S. Physical Therapy, Inc.	416	44,050
		1,355,672
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	5,799	68,370
Castlight Health, Inc. Class B (a)	2,565	7,618
Computer Programs & Systems, Inc.	382	10,024
Evolent Health, Inc. (a)(b)	2,278	40,275
HealthStream, Inc.	858	21,587
HMS Holdings Corp. (a)	2,767	82,982
Inovalon Holdings, Inc. Class A (a)	2,301	32,881
Medidata Solutions, Inc. (a)	1,928	136,811
NantHealth, Inc. (a)	641	340
Nextgen Healthcare, Inc. (a)	1,832	32,390
Omnicell, Inc. (a)	1,292	84,148
Simulations Plus, Inc.	384	7,396
Tabula Rasa HealthCare, Inc. (a)	595	35,867
Teladoc Health, Inc. (a)(b)	2,237	143,615
Vocera Communications, Inc. (a)	1,007	41,106
		745,410
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)(b)	862	15,697
Cambrex Corp. (a)	1,116	48,713
ChromaDex, Inc. (a)(b)	1,299	4,326
Codexis, Inc. (a)	1,704	32,069
Enzo Biochem, Inc. (a)	1,487	5,591
Fluidigm Corp. (a)	877	7,586
Harvard Bioscience, Inc. (a)	1,219	4,181
Luminex Corp.	1,381	38,516
Medpace Holdings, Inc. (a)	725	46,690
Nanostring Technologies, Inc. (a)	836	18,593
NeoGenomics, Inc. (a)	2,155	35,816
Pacific Biosciences of California, Inc. (a)	4,577	31,673
Syneos Health, Inc. (a)	2,066	105,449
		394,900
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. (a)	1,194	8,322
Aerie Pharmaceuticals, Inc. (a)	1,189	55,907
Akcea Therapeutics, Inc. (a)(b)	423	11,243
Akorn, Inc. (a)	3,109	11,690
Amneal Pharmaceuticals, Inc. (a)(b)	2,897	35,575
Amphastar Pharmaceuticals, Inc. (a)	1,185	26,971
Ampio Pharmaceuticals, Inc. (a)(b)	3,196	1,598
ANI Pharmaceuticals, Inc. (a)	265	14,241
Aquestive Therapeutics, Inc.	172	1,054
Aratana Therapeutics, Inc. (a)	1,551	6,871
Arvinas Holding Co. LLC (a)	258	4,492
Assembly Biosciences, Inc. (a)	698	15,900
Assertio Therapeutics, Inc. (a)	1,971	8,791
Athenex, Inc. (a)(b)	1,456	17,108
Clearside Biomedical, Inc. (a)	872	1,029
Collegium Pharmaceutical, Inc. (a)	972	15,562
Corcept Therapeutics, Inc. (a)	3,247	36,301
CymaBay Therapeutics, Inc. (a)	1,958	17,035
Dermira, Inc. (a)	1,157	7,636
Dova Pharmaceuticals, Inc. (a)	387	2,972
Durect Corp. (a)	4,979	3,013
Eloxx Pharmaceuticals, Inc. (a)	756	9,117
Endo International PLC (a)	7,468	72,813
Evolus, Inc. (a)	310	5,069
Horizon Pharma PLC (a)	5,605	120,451
Innoviva, Inc. (a)(b)	2,296	39,262
Intersect ENT, Inc. (a)	995	29,522
Intra-Cellular Therapies, Inc. (a)	1,486	17,891
Kala Pharmaceuticals, Inc. (a)	497	2,748
Lannett Co., Inc. (a)	987	7,363
Mallinckrodt PLC (a)	2,740	59,896
Marinus Pharmaceuticals, Inc. (a)	1,209	4,014
Melinta Therapeutics, Inc. (a)	1,074	907
Mersana Therapeutics, Inc. (a)	395	1,809
Mustang Bio, Inc. (a)	616	2,292
MyoKardia, Inc. (a)	1,131	46,801
Neos Therapeutics, Inc. (a)	1,587	3,396
Ocular Therapeutix, Inc. (a)	1,102	4,166
Odonate Therapeutics, Inc. (a)	227	3,761
Omeros Corp. (a)(b)	1,527	20,828
Osmotica Pharmaceuticals PLC	305	2,391
Pacira Pharmaceuticals, Inc. (a)	1,330	54,104
Paratek Pharmaceuticals, Inc. (a)(b)	1,036	6,988
Phibro Animal Health Corp. Class A	681	21,261
Prestige Brands Holdings, Inc. (a)	1,729	48,274
Reata Pharmaceuticals, Inc. (a)	624	49,776
resTORbio, Inc. (a)(b)	259	2,300
Revance Therapeutics, Inc. (a)	1,089	18,807
Rhythm Pharmaceuticals, Inc. (a)	505	13,433
scPharmaceuticals, Inc. (a)	215	839
SIGA Technologies, Inc. (a)	1,718	11,648
Spero Therapeutics, Inc. (a)	267	2,809
Supernus Pharmaceuticals, Inc. (a)	1,631	62,190
Sutro Biopharma, Inc. (a)	200	2,116
Teligent, Inc. (a)(b)	1,393	2,368
Tetraphase Pharmaceuticals, Inc. (a)	1,635	2,011
The Medicines Company (a)(b)	2,299	53,130
TherapeuticsMD, Inc. (a)(b)	6,067	31,852
Theravance Biopharma, Inc. (a)	1,470	38,294
Tricida, Inc.	389	8,535
Verrica Pharmaceuticals, Inc. (a)	181	2,167
WAVE Life Sciences (a)	586	21,829
Xeris Pharmaceuticals, Inc.	221	3,067
Zogenix, Inc. (a)	1,403	61,381
Zomedica Pharmaceuticals Corp. (a)(b)	1,329	1,063
		1,278,050

TOTAL HEALTH CARE		10,416,766

INDUSTRIALS - 14.8%
Aerospace & Defense - 1.2%
AAR Corp.	1,098	41,373
Aerojet Rocketdyne Holdings, Inc. (a)(b)	2,418	95,438
AeroVironment, Inc. (a)	707	54,906
Astronics Corp. (a)	707	21,684
Axon Enterprise, Inc. (a)(b)	1,917	97,786
Cubic Corp.	859	55,208
Ducommun, Inc. (a)	352	13,858
Esterline Technologies Corp. (a)	873	106,244
KEYW Holding Corp. (a)	1,622	11,646
Kratos Defense & Security Solutions, Inc. (a)	2,936	45,479
Mercury Systems, Inc. (a)	1,567	91,873
Moog, Inc. Class A	1,069	95,643
National Presto Industries, Inc.	165	19,737
Sparton Corp. (a)	331	6,087
Triumph Group, Inc.	1,620	28,917
Vectrus, Inc. (a)	371	9,345
Wesco Aircraft Holdings, Inc. (a)	1,793	15,671
		810,895
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	1,946	46,218
Atlas Air Worldwide Holdings, Inc. (a)	787	41,884
Echo Global Logistics, Inc. (a)	929	22,073
Forward Air Corp.	975	57,067
Hub Group, Inc. Class A (a)	1,107	49,273
Radiant Logistics, Inc.	1,310	6,471
		222,986
Airlines - 0.5%
Allegiant Travel Co.	431	56,030
Hawaiian Holdings, Inc.	1,639	52,481
Mesa Air Group, Inc.	387	3,386
SkyWest, Inc.	1,697	86,462
Spirit Airlines, Inc. (a)	2,292	134,815
		333,174
Building Products - 1.3%
AAON, Inc.	1,376	50,829
Advanced Drain Systems, Inc. Del	1,202	30,651
American Woodmark Corp. (a)	474	33,156
Apogee Enterprises, Inc.	929	31,651
Builders FirstSource, Inc. (a)	3,770	49,839
Caesarstone Sdot-Yam Ltd. (b)	764	11,750
Continental Building Products, Inc. (a)	1,232	32,451
COVIA Corp. (a)(b)	1,058	4,951
CSW Industrials, Inc. (a)	514	26,548
GCP Applied Technologies, Inc. (a)	2,402	60,530
Gibraltar Industries, Inc. (a)	1,061	37,825
GMS, Inc. (a)	1,089	20,615
Griffon Corp.	1,148	18,265
Insteel Industries, Inc.	606	13,387
Jeld-Wen Holding, Inc. (a)	2,275	40,586
Masonite International Corp. (a)	874	49,993
NCI Building Systems, Inc. (a)	1,408	11,489
Patrick Industries, Inc. (a)	777	31,002
PGT, Inc. (a)	1,889	31,433
Quanex Building Products Corp.	1,180	18,467
Simpson Manufacturing Co. Ltd.	1,390	85,318
Trex Co., Inc. (a)	1,975	137,776
Universal Forest Products, Inc.	1,988	61,270
		889,782
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	2,205	75,389
ACCO Brands Corp.	3,474	30,675
ADS Waste Holdings, Inc. (a)	2,411	60,757
Brady Corp. Class A	1,586	70,910
BrightView Holdings, Inc.	827	12,248
Casella Waste Systems, Inc. Class A (a)	1,326	39,939
CECO Environmental Corp. (a)	1,022	7,031
Charah Solutions, Inc.	247	1,769
Cimpress NV (a)	733	60,964
CompX International, Inc. Class A	55	784
Covanta Holding Corp.	3,902	62,822
Deluxe Corp.	1,539	72,287
Ennis, Inc.	861	17,082
Essendant, Inc.	1,230	15,744
Evoqua Water Technologies Corp. (a)	2,520	27,241
Healthcare Services Group, Inc. (b)	2,470	107,741
Heritage-Crystal Clean, Inc. (a)	494	12,646
Herman Miller, Inc.	1,978	67,707
HNI Corp.	1,444	56,128
Interface, Inc.	1,979	32,475
Kimball International, Inc. Class B	1,206	17,041
Knoll, Inc.	1,617	32,599
LSC Communications, Inc.	1,094	8,675
Matthews International Corp. Class A	1,066	47,426
McGrath RentCorp.	805	40,572
Mobile Mini, Inc.	1,481	55,967
Msa Safety, Inc.	1,137	113,905
Multi-Color Corp.	463	21,553
NL Industries, Inc. (a)	252	955
PICO Holdings, Inc. (a)	659	6,399
Pitney Bowes, Inc.	6,244	45,019
Quad/Graphics, Inc.	1,038	14,023
R.R. Donnelley & Sons Co.	2,368	12,077
SP Plus Corp. (a)	752	24,891
Steelcase, Inc. Class A	2,877	47,471
Team, Inc. (a)(b)	986	14,139
Tetra Tech, Inc.	1,849	102,046
The Brink's Co.	1,677	124,182
U.S. Ecology, Inc.	730	46,479
UniFirst Corp.	507	70,184
Viad Corp.	676	35,625
VSE Corp.	297	9,691
		1,723,258
Construction & Engineering - 1.1%
Aegion Corp. (a)	1,065	19,330
Ameresco, Inc. Class A (a)	636	9,495
Argan, Inc.	489	20,646
Comfort Systems U.S.A., Inc.	1,221	58,571
Dycom Industries, Inc. (a)	1,008	58,514
EMCOR Group, Inc.	1,906	124,328
Granite Construction, Inc.	1,464	63,274
Great Lakes Dredge & Dock Corp. (a)	1,899	13,426
HC2 Holdings, Inc. (a)(b)	1,429	4,873
Ies Holdings, Inc. (a)	279	4,670
Infrastructure and Energy Alternatives, Inc. (a)	562	4,659
KBR, Inc.	4,706	80,943
Keane Group, Inc. (a)	1,714	17,277
MasTec, Inc. (a)	2,116	93,908
MYR Group, Inc. (a)	536	16,332
Northwest Pipe Co. (a)	320	7,373
NV5 Holdings, Inc. (a)	312	22,080
Orion Group Holdings, Inc. (a)	929	3,920
Primoris Services Corp.	1,389	27,711
Sterling Construction Co., Inc. (a)	889	11,770
Tutor Perini Corp. (a)	1,241	21,358
Williams Scotsman Corp. (a)	1,188	12,177
		696,635
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	235	9,908
AZZ, Inc.	863	38,619
Babcock & Wilcox Enterprises, Inc. (a)	1,057	621
Encore Wire Corp.	678	36,544
Energous Corp. (a)(b)	780	5,819
EnerSys	1,405	119,790
Enphase Energy, Inc. (a)(b)	2,896	20,938
FuelCell Energy, Inc. (a)(b)	2,959	1,519
Generac Holdings, Inc. (a)	2,025	107,183
Plug Power, Inc. (a)(b)	7,105	9,734
Powell Industries, Inc.	295	8,233
Preformed Line Products Co.	99	5,495
Sunrun, Inc. (a)	3,227	42,919
Thermon Group Holdings, Inc. (a)	1,077	24,836
TPI Composites, Inc. (a)	490	14,832
Vicor Corp. (a)	582	22,925
Vivint Solar, Inc. (a)	1,048	4,601
		474,516
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,194	44,166
Machinery - 3.8%
Actuant Corp. Class A	2,030	46,467
Alamo Group, Inc.	320	27,562
Albany International Corp. Class A	957	65,708
Altra Industrial Motion Corp.	1,997	61,128
Astec Industries, Inc.	763	28,246
Barnes Group, Inc.	1,591	93,996
Blue Bird Corp. (a)	455	9,041
Briggs & Stratton Corp.	1,381	17,787
Cactus, Inc. (a)	1,262	41,419
Chart Industries, Inc. (a)	1,028	76,792
CIRCOR International, Inc. (a)	538	14,876
Columbus McKinnon Corp. (NY Shares)	743	26,897
Commercial Vehicle Group, Inc. (a)	1,011	7,552
Dmc Global, Inc.	480	16,570
Douglas Dynamics, Inc.	739	26,161
Eastern Co.	184	5,001
Energy Recovery, Inc. (a)(b)	1,198	9,105
EnPro Industries, Inc.	680	44,914
ESCO Technologies, Inc.	847	55,148
Federal Signal Corp.	1,982	43,564
Franklin Electric Co., Inc.	1,542	73,677
FreightCar America, Inc. (a)	418	2,976
Gencor Industries, Inc. (a)	306	4,241
Global Brass & Copper Holdings, Inc.	726	21,954
Gorman-Rupp Co.	589	20,350
Graham Corp.	314	7,034
Greenbrier Companies, Inc.	1,060	44,955
Harsco Corp. (a)	2,680	57,084
Hillenbrand, Inc.	2,086	88,446
Hurco Companies, Inc.	209	8,015
Hyster-Yale Materials Handling Class A	343	23,869
John Bean Technologies Corp.	1,043	82,856
Kadant, Inc.	364	31,049
Kennametal, Inc.	2,760	103,721
L.B. Foster Co. Class A (a)	327	5,843
Lindsay Corp.	358	30,745
Lydall, Inc. (a)	563	14,931
Manitex International, Inc. (a)	499	3,498
Manitowoc Co., Inc. (a)	1,180	17,960
Meritor, Inc. (a)	2,715	56,146
Milacron Holdings Corp. (a)	2,303	31,920
Miller Industries, Inc.	369	11,088
Mueller Industries, Inc.	1,886	48,866
Mueller Water Products, Inc. Class A	5,143	50,813
Navistar International Corp. New (a)	1,660	54,514
NN, Inc.	1,389	12,682
Omega Flex, Inc.	96	6,077
Park-Ohio Holdings Corp.	296	9,614
ProPetro Holding Corp. (a)	2,376	38,824
Proto Labs, Inc. (a)	907	112,604
RBC Bearings, Inc. (a)	797	111,118
Rexnord Corp. (a)	3,518	91,996
Spartan Motors, Inc.	1,132	9,531
SPX Corp. (a)	1,436	42,721
SPX Flow, Inc. (a)	1,405	46,042
Standex International Corp.	424	31,622
Sun Hydraulics Corp.	963	34,109
Tennant Co.	595	34,944
Titan International, Inc.	1,674	9,408
TriMas Corp. (a)	1,525	44,210
Twin Disc, Inc. (a)	309	5,599
Wabash National Corp.	1,865	25,998
Watts Water Technologies, Inc. Class A	923	69,105
Woodward, Inc.	1,785	162,167
		2,512,856
Marine - 0.1%
Costamare, Inc.	1,617	8,214
Eagle Bulk Shipping, Inc. (a)	1,561	6,416
Genco Shipping & Trading Ltd. (a)	329	2,425
Matson, Inc.	1,412	47,316
Safe Bulkers, Inc. (a)	1,615	2,503
Scorpio Bulkers, Inc.	1,931	8,728
		75,602
Professional Services - 1.5%
Acacia Research Corp. (a)	1,664	5,059
Asgn, Inc. (a)	1,698	106,957
Barrett Business Services, Inc.	235	14,723
BG Staffing, Inc.	283	7,293
CBIZ, Inc. (a)	1,715	33,614
CRA International, Inc.	259	10,811
Exponent, Inc.	1,724	86,131
Forrester Research, Inc.	340	15,269
Franklin Covey Co. (a)	326	7,941
FTI Consulting, Inc. (a)	1,269	86,698
GP Strategies Corp. (a)	415	6,242
Heidrick & Struggles International, Inc.	622	20,557
Huron Consulting Group, Inc. (a)	738	35,682
ICF International, Inc.	604	39,816
InnerWorkings, Inc. (a)	1,400	6,426
Insperity, Inc.	1,281	136,657
Kelly Services, Inc. Class A (non-vtg.)	1,032	23,117
Kforce, Inc.	770	25,264
Korn Ferry	1,912	87,187
MISTRAS Group, Inc. (a)	580	8,532
Navigant Consulting, Inc.	1,411	36,573
Resources Connection, Inc.	985	16,459
TriNet Group, Inc.(a)	1,454	66,390
TrueBlue, Inc. (a)	1,366	33,317
WageWorks, Inc. (a)	1,327	41,867
Willdan Group, Inc. (a)	329	11,071
		969,653
Road & Rail - 0.4%
ArcBest Corp.	863	32,466
Avis Budget Group, Inc. (a)	2,228	59,354
Covenant Transport Group, Inc. Class A (a)	409	9,644
Daseke, Inc. (a)	1,371	5,717
Heartland Express, Inc.	1,557	31,156
Marten Transport Ltd.	1,293	25,020
P.A.M. Transportation Services, Inc. (a)	73	3,588
Saia, Inc. (a)	854	51,214
U.S. Xpress Enterprises, Inc.	689	5,085
U.S.A. Truck, Inc. (a)	271	4,840
Universal Logistics Holdings, Inc.	272	5,543
Werner Enterprises, Inc.	1,571	51,717
YRC Worldwide, Inc. (a)	1,127	7,032
		292,376
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	1,873	39,033
Applied Industrial Technologies, Inc.	1,269	74,884
Beacon Roofing Supply, Inc. (a)	2,276	82,687
BlueLinx Corp. (a)(b)	298	8,687
BMC Stock Holdings, Inc. (a)	2,244	38,507
CAI International, Inc. (a)	570	14,147
DXP Enterprises, Inc. (a)	528	17,376
EnviroStar, Inc. (b)	125	4,363
GATX Corp.	1,253	94,827
General Finance Corp. (a)	377	3,642
H&E Equipment Services, Inc.	1,061	28,403
Herc Holdings, Inc. (a)	800	29,640
Kaman Corp.	918	54,272
Lawson Products, Inc. (a)	225	6,660
MRC Global, Inc. (a)	2,809	43,877
Nexeo Solutions, Inc. (a)	1,114	10,472
Now, Inc. (a)	3,598	48,681
Rush Enterprises, Inc.:
Class A	1,002	38,327
Class B	145	5,643
SiteOne Landscape Supply, Inc. (a)	1,354	72,168
Systemax, Inc.	410	9,569
Textainer Group Holdings Ltd. (a)	899	11,705
Titan Machinery, Inc. (a)	626	11,731
Triton International Ltd.	1,721	61,870
Veritiv Corp. (a)	386	13,182
Willis Lease Finance Corp. (a)	104	3,981
		828,334

TOTAL INDUSTRIALS		9,874,233

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 1.6%
ADTRAN, Inc.	1,587	23,138
Aerohive Networks, Inc. (a)	1,092	4,171
Applied Optoelectronics, Inc. (a)(b)	631	10,967
CalAmp Corp. (a)	1,120	16,139
Calix Networks, Inc. (a)	1,488	16,189
Ciena Corp. (a)	4,787	182,337
Clearfield, Inc. (a)	373	4,390
Comtech Telecommunications Corp.	772	19,277
Dasan Zhone Solutions, Inc. (a)	213	2,846
Digi International, Inc. (a)	918	10,887
Extreme Networks, Inc. (a)	3,911	29,567
Finisar Corp. (a)	3,914	89,161
Harmonic, Inc. (a)	2,774	14,674
Infinera Corp. (a)	5,022	22,097
InterDigital, Inc.	1,152	83,877
KVH Industries, Inc. (a)	550	6,149
Lumentum Holdings, Inc. (a)	2,477	121,150
Maxar Technologies, Inc.	1,889	10,616
NETGEAR, Inc. (a)	1,045	41,392
NetScout Systems, Inc. (a)	2,494	64,669
Plantronics, Inc.	1,108	42,979
Quantenna Communications, Inc. (a)	1,136	16,972
Sonus Networks, Inc. (a)	1,765	9,849
ViaSat, Inc. (a)(b)	1,850	115,977
Viavi Solutions, Inc. (a)	7,579	84,278
		1,043,748
Electronic Equipment & Components - 2.6%
Anixter International, Inc. (a)	981	59,557
Arlo Technologies, Inc.	2,471	17,766
AVX Corp.	1,549	27,495
Badger Meter, Inc.	950	50,151
Bel Fuse, Inc. Class B (non-vtg.)	318	7,339
Belden, Inc.	1,346	72,159
Benchmark Electronics, Inc.	1,457	37,037
Cardtronics PLC (a)	1,325	35,868
Casa Systems, Inc. (a)	867	10,092
Control4 Corp. (a)	865	17,188
CTS Corp.	1,129	32,030
Daktronics, Inc.	1,190	8,961
Electro Scientific Industries, Inc. (a)	1,083	32,490
ePlus, Inc. (a)	446	35,332
Fabrinet	1,203	68,379
FARO Technologies, Inc. (a)	579	24,619
Fitbit, Inc. (a)(b)	7,139	44,048
II-VI, Inc. (a)	2,097	79,602
Insight Enterprises, Inc. (a)	1,172	53,818
Iteris, Inc. (a)	812	3,126
Itron, Inc. (a)	1,127	61,568
KEMET Corp.	1,885	33,402
Kimball Electronics, Inc. (a)	847	13,696
Knowles Corp. (a)	2,914	45,458
Maxwell Technologies, Inc. (a)	1,362	4,059
Mesa Laboratories, Inc.	112	25,371
Methode Electronics, Inc. Class A	1,198	30,849
MTS Systems Corp.	593	29,686
Napco Security Technolgies, Inc. (a)	402	6,315
Novanta, Inc. (a)	1,092	76,091
OSI Systems, Inc. (a)	565	50,675
Par Technology Corp. (a)	381	9,498
Park Electrochemical Corp.	639	14,556
PC Connection, Inc.	383	12,689
Plexus Corp. (a)	1,051	58,982
Rogers Corp. (a)	611	77,542
Sanmina Corp. (a)	2,258	70,495
ScanSource, Inc. (a)	838	32,104
SYNNEX Corp.	1,387	134,206
Tech Data Corp. (a)	1,275	121,928
TTM Technologies, Inc. (a)	3,244	37,241
Vishay Intertechnology, Inc.	4,422	86,229
Vishay Precision Group, Inc. (a)	346	11,567
		1,761,264
IT Services - 2.0%
Brightcove, Inc. (a)	1,202	9,640
CACI International, Inc. Class A (a)	819	136,920
Carbonite, Inc. (a)	1,085	31,074
Cass Information Systems, Inc.	478	23,465
CSG Systems International, Inc.	1,105	39,990
Endurance International Group Holdings, Inc. (a)	2,343	18,978
Everi Holdings, Inc. (a)	2,156	14,337
EVERTEC, Inc.	2,038	56,391
EVO Payments, Inc. Class A	803	20,195
Exela Technologies, Inc. (a)	1,542	6,075
ExlService Holdings, Inc. (a)	1,108	63,710
GTT Communications, Inc. (a)(b)	1,411	36,122
Hackett Group, Inc.	794	14,284
i3 Verticals, Inc. Class A	254	6,281
Information Services Group, Inc. (a)	1,136	4,692
Internap Network Services Corp. (a)	809	4,377
Limelight Networks, Inc. (a)	3,621	11,298
Liveramp Holdings, Inc. (a)	2,614	113,552
ManTech International Corp. Class A	881	49,662
Maximus, Inc.	2,127	149,167
MoneyGram International, Inc. (a)	962	2,049
NIC, Inc.	2,162	35,457
Perficient, Inc. (a)	1,077	27,474
Perspecta, Inc.	4,782	95,879
PFSweb, Inc. (a)	480	2,923
Presidio, Inc.	1,210	19,275
PRG-Schultz International, Inc. (a)	705	6,458
Science Applications International Corp.	1,686	113,198
ServiceSource International, Inc. (a)	2,426	2,911
Sykes Enterprises, Inc. (a)	1,320	36,392
Travelport Worldwide Ltd.	4,183	65,506
Ttec Holdings, Inc.	469	15,679
Tucows, Inc. (a)(b)	318	23,411
Unisys Corp. (a)(b)	1,683	22,014
Virtusa Corp. (a)	949	46,045
		1,324,881
Semiconductors & Semiconductor Equipment - 2.8%
Acacia Communications, Inc. (a)	915	39,812
Adesto Technologies Corp. (a)	819	4,038
Advanced Energy Industries, Inc. (a)	1,276	65,446
Alpha & Omega Semiconductor Ltd. (a)	681	8,111
Ambarella, Inc. (a)	1,035	39,330
Amkor Technology, Inc. (a)	3,446	27,568
Aquantia Corp. (a)	702	6,185
Axcelis Technologies, Inc. (a)	1,071	22,309
AXT, Inc. (a)	1,249	5,133
Brooks Automation, Inc.	2,317	72,128
Cabot Microelectronics Corp.	947	96,490
Ceva, Inc. (a)	732	20,818
Cirrus Logic, Inc. (a)	2,005	74,486
Cohu, Inc.	1,325	23,241
Cree, Inc. (a)	3,361	169,495
Diodes, Inc. (a)	1,337	44,963
Entegris, Inc.	4,735	156,492
FormFactor, Inc. (a)	2,552	38,331
Ichor Holdings Ltd. (a)(b)	747	15,366
Impinj, Inc. (a)	546	8,365
Inphi Corp. (a)	1,449	57,149
Integrated Device Technology, Inc. (a)	4,322	211,130
Kopin Corp. (a)	1,892	2,611
Lattice Semiconductor Corp. (a)	3,901	30,428
MACOM Technology Solutions Holdings, Inc. (a)	1,513	27,279
MaxLinear, Inc. Class A (a)	2,109	41,379
Nanometrics, Inc. (a)	764	23,371
NeoPhotonics Corp. (a)	1,173	8,469
NVE Corp.	159	15,151
PDF Solutions, Inc. (a)	922	9,690
Photronics, Inc. (a)	2,211	23,636
Power Integrations, Inc.	953	62,898
Rambus, Inc. (a)	3,511	31,669
Rudolph Technologies, Inc. (a)	1,038	22,545
Semtech Corp. (a)	2,173	105,521
Silicon Laboratories, Inc. (a)	1,429	109,319
SMART Global Holdings, Inc. (a)(b)	343	8,510
SunPower Corp. (a)(b)	2,068	12,015
Synaptics, Inc. (a)	1,160	46,168
Ultra Clean Holdings, Inc. (a)	1,282	15,205
Veeco Instruments, Inc. (a)	1,563	15,333
Xperi Corp.	1,635	35,038
		1,852,621
Software - 5.5%
8x8, Inc. (a)	3,130	55,119
A10 Networks, Inc. (a)	1,721	11,686
ACI Worldwide, Inc. (a)	3,824	113,037
Agilysys, Inc. (a)	517	9,151
Alarm.com Holdings, Inc. (a)(b)	1,042	65,573
Altair Engineering, Inc. Class A (a)	828	26,811
Alteryx, Inc. Class A (a)(b)	977	69,514
Amber Road, Inc. (a)	756	6,585
American Software, Inc. Class A	955	10,562
Anaplan, Inc.	596	18,708
AppFolio, Inc. (a)	521	32,985
Asure Software, Inc. (a)	429	2,278
Avalara, Inc.	290	11,562
Avaya Holdings Corp. (a)	3,483	58,898
Benefitfocus, Inc. (a)	748	41,851
Blackbaud, Inc.	1,609	115,204
BlackLine, Inc. (a)	1,224	58,238
Bottomline Technologies, Inc. (a)	1,424	73,550
Box, Inc. Class A (a)	4,114	86,065
Carbon Black, Inc.	1,286	19,920
Cardlytics, Inc. (a)	201	3,515
ChannelAdvisor Corp. (a)	862	9,267
Cision Ltd. (a)	2,234	27,702
Cloudera, Inc. (a)	6,698	90,423
CommVault Systems, Inc. (a)	1,333	88,071
Cornerstone OnDemand, Inc. (a)	1,812	103,900
Coupa Software, Inc. (a)	1,821	158,354
Digimarc Corp. (a)	377	7,348
Domo, Inc. Class B	265	7,155
Ebix, Inc.	802	45,810
eGain Communications Corp. (a)	581	4,160
Ellie Mae, Inc. (a)(b)	1,164	88,231
Envestnet, Inc. (a)	1,498	81,267
Everbridge, Inc. (a)	897	55,488
Five9, Inc. (a)	1,915	97,914
Forescout Technologies, Inc. (a)	997	30,409
Fusion Connect, Inc. (a)	653	1,306
HubSpot, Inc. (a)	1,238	195,988
Innovate Biopharmaceuticals, Inc. (a)	647	1,520
Instructure, Inc. (a)	1,062	41,981
j2 Global, Inc.	1,559	117,174
LivePerson, Inc. (a)	1,966	46,142
Majesco(a)	221	1,879
MicroStrategy, Inc. Class A (a)	316	40,097
MINDBODY, Inc. (a)	1,452	52,940
Mitek Systems, Inc. (a)	1,083	11,945
MobileIron, Inc. (a)	2,433	11,800
Model N, Inc. (a)	855	12,406
Monotype Imaging Holdings, Inc.	1,346	22,344
New Relic, Inc. (a)	1,509	153,390
Onespan, Inc. (a)	1,046	15,261
Park City Group, Inc. (a)	426	3,689
Paylocity Holding Corp. (a)	976	69,325
Progress Software Corp.	1,483	53,729
PROS Holdings, Inc. (a)	1,064	36,814
Q2 Holdings, Inc. (a)	1,261	74,941
QAD, Inc. Class A	344	14,503
Qualys, Inc. (a)	1,135	98,212
Rapid7, Inc. (a)	1,268	50,948
Rimini Street, Inc. (a)	328	1,738
SailPoint Technologies Holding, Inc. (a)	2,329	66,493
SecureWorks Corp. (a)(b)	283	6,486
ShotSpotter, Inc. (a)	244	11,751
SPS Commerce, Inc. (a)	574	50,891
SurveyMonkey	594	7,728
Telaria, Inc. (a)	1,442	4,600
TeleNav, Inc. (a)	1,051	4,656
Tenable Holdings, Inc.	416	11,515
The Trade Desk, Inc. (a)	1,113	158,803
TiVo Corp.	4,020	44,743
Upland Software, Inc. (a)	522	16,307
Upwork, Inc.	418	8,072
Varonis Systems, Inc. (a)	941	55,594
Verint Systems, Inc. (a)	2,152	104,092
Veritone, Inc. (a)(b)	268	1,428
VirnetX Holding Corp. (a)(b)	1,814	9,251
Workiva, Inc. (a)	953	39,931
Yext, Inc. (a)	2,780	43,340
Zix Corp. (a)	1,746	12,432
Zscaler, Inc. (a)	2,027	98,046
		3,672,542
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	3,643	46,485
Avid Technology, Inc. (a)	911	4,336
Cray, Inc. (a)	1,363	29,904
Diebold Nixdorf, Inc. (b)	2,551	10,842
Eastman Kodak Co. (a)(b)	595	1,731
Electronics for Imaging, Inc. (a)	1,517	40,064
Immersion Corp. (a)	864	8,199
Stratasys Ltd. (a)	1,686	43,044
U.S.A. Technologies, Inc. (a)	1,892	11,182
		195,787

TOTAL INFORMATION TECHNOLOGY		9,850,843

MATERIALS - 3.8%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	675	1,290
Advanced Emissions Solutions, Inc.	643	7,285
AdvanSix, Inc. (a)	1,002	31,703
AgroFresh Solutions, Inc. (a)	1,034	4,157
American Vanguard Corp.	970	16,994
Amyris, Inc. (a)(b)	1,029	3,488
Balchem Corp.	1,070	88,831
Chase Corp.	240	24,197
Ferro Corp. (a)	2,771	46,193
Flotek Industries, Inc. (a)	1,852	4,741
FutureFuel Corp.	863	15,802
H.B. Fuller Co.	1,688	83,370
Hawkins, Inc.	325	13,484
Ingevity Corp. (a)	1,414	133,015
Innophos Holdings, Inc.	644	19,256
Innospec, Inc.	806	56,638
Intrepid Potash, Inc. (a)	3,161	9,831
Koppers Holdings, Inc. (a)	686	15,634
Kraton Performance Polymers, Inc. (a)	1,044	29,441
Kronos Worldwide, Inc.	751	9,891
LSB Industries, Inc. (a)	708	5,275
Marrone Bio Innovations, Inc. (a)	1,749	2,676
Minerals Technologies, Inc.	1,179	69,054
OMNOVA Solutions, Inc. (a)	1,446	12,884
PolyOne Corp.	2,655	85,942
PQ Group Holdings, Inc. (a)	1,203	18,105
Quaker Chemical Corp.	436	89,145
Rayonier Advanced Materials, Inc.	1,692	24,500
Sensient Technologies Corp.	1,417	88,959
Stepan Co.	675	59,353
Trecora Resources (a)	676	5,861
Tredegar Corp.	862	14,059
Trinseo SA	1,427	69,994
Tronox Ltd. Class A	3,106	27,209
Valhi, Inc.	819	2,727
		1,190,984
Construction Materials - 0.1%
Forterra, Inc. (a)(b)	607	3,114
Foundation Building Materials, Inc. (a)	484	4,424
Summit Materials, Inc. (a)	3,841	58,614
U.S. Concrete, Inc. (a)	537	19,117
United States Lime & Minerals, Inc.	63	4,348
		89,617
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	848	33,072
Class B	188	8,488
Myers Industries, Inc.	1,199	19,496
UFP Technologies, Inc. (a)	217	7,161
		68,217
Metals & Mining - 1.4%
AK Steel Holding Corp. (a)(b)	10,461	30,860
Allegheny Technologies, Inc. (a)	4,203	115,120
Atkore International Group, Inc. (a)	1,303	30,217
Carpenter Technology Corp.	1,554	73,442
Century Aluminum Co. (a)	1,656	15,235
Cleveland-Cliffs, Inc. (b)	9,946	106,522
Coeur d'Alene Mines Corp. (a)	6,194	31,899
Commercial Metals Co.	3,872	67,566
Compass Minerals International, Inc.	1,135	59,304
Gold Resource Corp.	1,789	8,033
Haynes International, Inc.	410	13,448
Hecla Mining Co.	15,294	41,294
Kaiser Aluminum Corp.	535	53,698
Livent Corp. (b)	776	9,824
Materion Corp.	668	31,349
Olympic Steel, Inc.	315	6,070
Ryerson Holding Corp. (a)	536	3,768
Schnitzer Steel Industries, Inc. Class A	873	21,127
SunCoke Energy, Inc.	2,161	24,290
Synalloy Corp.	280	4,424
Tahoe Resources, Inc. (a)	10,373	39,314
TimkenSteel Corp. (a)	1,331	16,944
Universal Stainless & Alloy Products, Inc. (a)	282	5,056
Warrior Metropolitan Coal, Inc.	1,442	41,429
Worthington Industries, Inc.	1,396	52,671
		902,904
Paper & Forest Products - 0.4%
Boise Cascade Co.	1,304	35,821
Clearwater Paper Corp.(a)	537	18,108
Louisiana-Pacific Corp.	4,739	115,537
Neenah, Inc.	563	39,224
P.H. Glatfelter Co.	1,440	18,403
Schweitzer-Mauduit International, Inc.	1,018	32,637
Verso Corp. (a)	1,154	28,469
		288,199

TOTAL MATERIALS		2,539,921

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust (SBI)	2,695	77,427
Agree Realty Corp.	1,127	74,416
Alexander & Baldwin, Inc.	2,293	52,831
Alexanders, Inc.	70	23,314
American Assets Trust, Inc.	1,294	55,564
Americold Realty Trust	2,893	84,823
Armada Hoffler Properties, Inc.	1,670	25,083
Ashford Hospitality Trust, Inc.	2,904	14,375
Bluerock Residential Growth (REIT), Inc.	816	8,470
Braemar Hotels & Resorts, Inc.	980	10,898
BRT Realty Trust	314	4,085
CareTrust (REIT), Inc.	2,785	61,214
CatchMark Timber Trust, Inc.	1,904	17,498
CBL & Associates Properties, Inc. (b)	5,596	13,934
Cedar Realty Trust, Inc.	2,986	10,421
Chatham Lodging Trust	1,530	30,921
Chesapeake Lodging Trust	1,982	56,447
City Office REIT, Inc.	1,296	14,982
Clipper Realty, Inc.	504	6,527
Community Healthcare Trust, Inc.	583	19,251
CorEnergy Infrastructure Trust, Inc.	397	14,217
CorePoint Lodging, Inc.	1,367	16,732
Corrections Corp. of America	3,960	78,685
Cousins Properties, Inc.	14,030	124,166
DiamondRock Hospitality Co.	6,930	70,409
Easterly Government Properties, Inc.	2,014	36,171
EastGroup Properties, Inc.	1,179	121,979
Essential Properties Realty Trust, Inc.	1,198	19,048
Farmland Partners, Inc. (b)	996	5,588
First Industrial Realty Trust, Inc.	4,165	136,279
Four Corners Property Trust, Inc.	2,274	64,218
Franklin Street Properties Corp.	3,452	25,614
Front Yard Residential Corp. Class B	1,654	17,896
Getty Realty Corp.	1,098	35,202
Gladstone Commercial Corp.	965	19,252
Gladstone Land Corp.	437	5,279
Global Medical REIT, Inc.	634	6,080
Global Net Lease, Inc.	2,429	47,098
Government Properties Income Trust	1,593	51,024
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,725	38,968
Healthcare Realty Trust, Inc.	4,149	133,971
Hersha Hospitality Trust	1,186	21,977
Independence Realty Trust, Inc.	2,919	30,504
Industrial Logistics Properties Trust	2,164	46,504
InfraReit, Inc.	1,478	31,186
Investors Real Estate Trust	405	23,842
iStar Financial, Inc.	2,158	20,695
Jernigan Capital, Inc.	609	13,203
Kite Realty Group Trust	2,769	46,048
Lexington Corporate Properties Trust	7,131	68,529
LTC Properties, Inc.	1,322	62,716
Mack-Cali Realty Corp.	3,039	62,603
MedEquities Realty Trust, Inc.	965	11,165
Monmouth Real Estate Investment Corp. Class A	2,910	39,983
National Health Investors, Inc.	1,368	113,900
National Storage Affiliates Trust	1,899	55,261
New Senior Investment Group, Inc.	2,494	13,517
NexPoint Residential Trust, Inc.	618	23,119
NorthStar Realty Europe Corp.	1,492	25,051
One Liberty Properties, Inc.	504	13,709
Pebblebrook Hotel Trust (b)	4,557	146,052
Pennsylvania Real Estate Investment Trust (SBI) (b)	2,289	16,870
Physicians Realty Trust	6,096	110,399
Piedmont Office Realty Trust, Inc. Class A	4,277	82,803
Potlatch Corp.	2,233	82,353
Preferred Apartment Communities, Inc. Class A	1,339	21,290
PS Business Parks, Inc.	667	96,842
QTS Realty Trust, Inc. Class A	1,701	71,629
Ramco-Gershenson Properties Trust (SBI)	2,663	34,859
Retail Opportunity Investments Corp.	3,757	66,010
Rexford Industrial Realty, Inc.	3,086	103,690
RLJ Lodging Trust	5,802	107,627
Ryman Hospitality Properties, Inc.	1,495	120,123
Sabra Health Care REIT, Inc.	5,944	122,090
Safety Income and Growth, Inc.	263	4,639
Saul Centers, Inc.	399	21,131
Seritage Growth Properties (b)	1,091	43,869
Spirit MTA REIT	1,437	11,237
Stag Industrial, Inc.	3,274	90,264
Summit Hotel Properties, Inc.	3,494	39,028
Sunstone Hotel Investors, Inc.	7,613	108,866
Tanger Factory Outlet Centers, Inc.	3,098	70,480
Terreno Realty Corp.	1,946	78,502
The GEO Group, Inc.	4,017	90,583
TIER REIT, Inc.	1,800	42,300
UMH Properties, Inc.	1,273	17,860
Universal Health Realty Income Trust (SBI)	429	29,910
Urban Edge Properties	3,658	74,696
Urstadt Biddle Properties, Inc. Class A	996	21,334
Washington Prime Group, Inc.	6,333	35,971
Washington REIT (SBI)	2,676	67,837
Whitestone REIT Class B	1,280	18,150
Xenia Hotels & Resorts, Inc.	3,761	70,594
		4,573,757
Real Estate Management& Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	330	7,814
American Realty Investments, Inc. (a)	63	824
Boston Omaha Corp. (a)	166	4,198
Colony NorthStar Credit Real Estate, Inc.	2,799	46,771
Consolidated-Tomoka Land Co.	129	7,878
Cushman & Wakefield PLC	1,569	27,050
Forestar Group, Inc. (a)	347	5,555
FRP Holdings, Inc. (a)	235	11,919
Griffin Industrial Realty, Inc.	27	908
HFF, Inc.	1,252	51,858
Kennedy-Wilson Holdings, Inc.	4,164	83,238
Marcus & Millichap, Inc. (a)	649	25,700
Maui Land & Pineapple, Inc. (a)	219	2,615
Newmark Group, Inc.	4,986	52,104
RE/MAX Holdings, Inc.	597	24,907
Redfin Corp. (a)(b)	2,648	47,373
Stratus Properties, Inc. (a)	199	4,716
Tejon Ranch Co. (a)	698	13,136
The St. Joe Co. (a)	1,154	17,956
Transcontinental Realty Investors, Inc. (a)	54	1,812
Trinity Place Holdings, Inc. (a)	608	2,523
		440,855

TOTAL REAL ESTATE		5,014,612

UTILITIES - 3.6%
Electric Utilities - 1.2%
Allete, Inc.	1,717	132,106
El Paso Electric Co.	1,349	70,849
IDACORP, Inc.	1,682	163,995
MGE Energy, Inc.	1,166	74,985
Otter Tail Corp.	1,315	63,712
PNM Resources, Inc.	2,655	113,076
Portland General Electric Co.	2,985	144,235
Spark Energy, Inc. Class A,	400	3,320
		766,278
Gas Utilities - 1.1%
Chesapeake Utilities Corp.	527	47,730
New Jersey Resources Corp.	2,912	141,232
Northwest Natural Holding Co.	953	59,658
ONE Gas, Inc.	1,738	142,777
RGC Resources, Inc.	249	7,004
South Jersey Industries, Inc.	2,863	85,260
Southwest Gas Holdings, Inc.	1,638	128,288
Spire, Inc.	1,641	130,246
		742,195
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	3,572	8,966
NRG Yield, Inc.:
Class A	1,039	15,273
Class C	2,576	38,872
Ormat Technologies, Inc.	1,327	76,581
Pattern Energy Group, Inc.	2,696	57,371
Terraform Power, Inc.	2,410	28,631
		225,694
Multi-Utilities - 0.5%
Avista Corp.	2,183	91,359
Black Hills Corp.	1,783	121,048
NorthWestern Energy Corp.	1,681	107,433
Unitil Corp.	505	26,492
		346,332
Water Utilities - 0.5%
American States Water Co.	1,220	82,618
AquaVenture Holdings Ltd. (a)	366	7,697
Artesian Resources Corp. Class A	273	9,661
Cadiz, Inc. (a)	755	7,777
California Water Service Group	1,601	79,282
Connecticut Water Service, Inc.	402	27,272
Consolidated Water Co., Inc.	509	6,642
Global Water Resources, Inc.	361	3,476
Middlesex Water Co.	534	30,011
Pure Cycle Corp. (a)	562	5,716
Select Energy Services, Inc. Class A (a)	1,486	12,631
SJW Corp.	577	34,591
York Water Co.	436	14,344
		321,718

TOTAL UTILITIES		2,402,217

TOTAL COMMON STOCKS
(Cost $67,894,582)		66,218,732

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 2.43% (d)	412,254	412,336
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	3,232,005	3,232,328
TOTAL MONEY MARKET FUNDS
(Cost $3,644,614)		3,644,664
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $71,539,196)		69,863,396
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(3,291,014)
NET ASSETS - 100%		$66,572,382

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	March 2019	$375,050	$34,353	$34,353

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,215
Fidelity Securities Lending Cash Central Fund	34,220
Total	$39,435

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$2,049,869	$2,049,869	$--	$--
Consumer Discretionary	8,046,004	8,046,004	--	--
Consumer Staples	1,856,980	1,856,980	--	--
Energy	2,331,847	2,331,847	--	--
Financials	11,835,440	11,835,440	--	--
Health Care	10,416,766	10,416,766	--	--
Industrials	9,874,233	9,874,233	--	--
Information Technology	9,850,843	9,850,843	--	--
Materials	2,539,921	2,538,631	--	1,290
Real Estate	5,014,612	5,014,612	--	--
Utilities	2,402,217	2,402,217	--	--
Money Market Funds	3,644,664	3,644,664	--	--
Total Investments in Securities:	$69,863,396	$69,862,106	$--	$1,290
Derivative Instruments:
Assets
Futures Contracts	$34,353	$34,353	$--	$--
Total Assets	$34,353	$34,353	$--	$--
Total Derivative Instruments:	$34,353	$34,353	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Large Cap Growth Index Fund

January 31, 2019

CGI-QTLY-0319
1.9891257.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc. (a)	269	$7,384
Entertainment - 2.7%
Activision Blizzard, Inc.	886	41,855
Electronic Arts, Inc. (a)	348	32,100
Lions Gate Entertainment Corp.:
Class A	4	73
Class B	9	158
Live Nation Entertainment, Inc. (a)	163	8,722
Netflix, Inc. (a)	491	166,695
Take-Two Interactive Software, Inc. (a)	79	8,338
The Madison Square Garden Co. (a)	2	556
The Walt Disney Co.	1,259	140,404
		398,901
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	353	397,439
Class C (a)	359	400,777
Facebook, Inc. Class A (a)	2,804	467,399
IAC/InterActiveCorp (a)	87	18,381
Match Group, Inc.	62	3,316
TripAdvisor, Inc. (a)	123	7,058
Twitter, Inc. (a)	842	28,258
Zillow Group, Inc.:
Class A (a)	50	1,741
Class C (a)	99	3,474
		1,327,843
Media - 0.7%
AMC Networks, Inc. Class A (a)	52	3,273
Cable One, Inc.	5	4,422
CBS Corp. Class B	381	18,844
Charter Communications, Inc. Class A (a)	142	47,009
Interpublic Group of Companies, Inc.	46	1,047
Omnicom Group, Inc.	174	13,551
Sirius XM Holdings, Inc.	1,924	11,217
		99,363
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	236	16,430

TOTAL COMMUNICATION SERVICES		1,849,921

CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.2%
Aptiv PLC	268	21,207
Garrett Motion, Inc. (a)	55	878
Gentex Corp.	217	4,596
Lear Corp.	8	1,231
Visteon Corp. (a)	22	1,692
		29,604
Automobiles - 0.4%
Tesla, Inc. (a)	161	49,430
Thor Industries, Inc.	49	3,191
		52,621
Distributors - 0.1%
LKQ Corp. (a)	63	1,652
Pool Corp.	46	6,896
		8,548
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	57	6,600
Frontdoor, Inc. (a)	80	2,378
Grand Canyon Education, Inc. (a)	56	5,205
H&R Block, Inc.	44	1,038
Service Corp. International	97	4,163
ServiceMaster Global Holdings, Inc. (a)	161	6,277
		25,661
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	29	15,359
Choice Hotels International, Inc.	41	3,246
Darden Restaurants, Inc.	74	7,765
Domino's Pizza, Inc.	49	13,903
Dunkin' Brands Group, Inc.	98	6,702
Extended Stay America, Inc. unit	134	2,291
Hilton Grand Vacations, Inc. (a)	115	3,489
Hilton Worldwide Holdings, Inc.	327	24,355
International Game Technology PLC	3	49
Las Vegas Sands Corp.	256	14,940
Marriott International, Inc. Class A	332	38,024
McDonald's Corp.	178	31,823
MGM Mirage, Inc.	52	1,531
Six Flags Entertainment Corp.	85	5,235
Starbucks Corp.	1,425	97,100
U.S. Foods Holding Corp. (a)	15	506
Vail Resorts, Inc.	47	8,848
Wendy's Co.	221	3,828
Wyndham Destinations, Inc.	113	4,762
Wyndham Hotels & Resorts, Inc.	116	5,694
Wynn Resorts Ltd.	121	14,884
Yum China Holdings, Inc.	36	1,312
Yum! Brands, Inc.	108	10,150
		315,796
Household Durables - 0.2%
D.R. Horton, Inc.	240	9,228
Lennar Corp.:
Class A	182	8,630
Class B	10	381
NVR, Inc. (a)	4	10,640
PulteGroup, Inc.	96	2,670
Tempur Sealy International, Inc. (a)	55	2,916
Toll Brothers, Inc.	82	3,029
		37,494
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	479	823,272
eBay, Inc.	233	7,840
Expedia, Inc.	141	16,814
GrubHub, Inc. (a)	107	8,603
The Booking Holdings, Inc. (a)	56	102,637
Wayfair LLC Class A (a)	68	7,443
		966,609
Leisure Products - 0.1%
Brunswick Corp.	10	503
Hasbro, Inc.	108	9,780
Mattel, Inc. (a)	88	1,042
Polaris Industries, Inc.	67	5,620
		16,945
Multiline Retail - 0.3%
Dollar General Corp.	313	36,130
Dollar Tree, Inc. (a)	47	4,551
Nordstrom, Inc.	139	6,451
		47,132
Specialty Retail - 3.9%
Advance Auto Parts, Inc.	25	3,980
AutoZone, Inc. (a)	26	22,031
Best Buy Co., Inc.	71	4,206
Burlington Stores, Inc. (a)	79	13,565
CarMax, Inc. (a)	125	7,348
Floor & Decor Holdings, Inc. Class A (a)	57	1,955
Gap, Inc.	16	407
Home Depot, Inc.	1,359	249,417
L Brands, Inc.	51	1,420
Lowe's Companies, Inc.	952	91,544
Michaels Companies, Inc. (a)	15	208
O'Reilly Automotive, Inc. (a)	93	32,053
Ross Stores, Inc.	430	39,612
Tiffany & Co., Inc.	25	2,218
TJX Companies, Inc.	1,459	72,556
Tractor Supply Co.	143	12,212
Ulta Beauty, Inc. (a)	66	19,267
Urban Outfitters, Inc. (a)	87	2,810
Williams-Sonoma, Inc.	22	1,197
		578,006
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd. (a)	89	3,781
Carter's, Inc.	54	4,477
Columbia Sportswear Co.	5	446
Hanesbrands, Inc.	425	6,371
lululemon athletica, Inc. (a)	113	16,703
NIKE, Inc. Class B	1,479	121,101
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	73	1,983
Tapestry, Inc.	67	2,594
Under Armour, Inc.:
Class A (sub. vtg.) (a)	167	3,464
Class C (non-vtg.) (a)	165	3,125
VF Corp.	292	24,578
		188,623

TOTAL CONSUMER DISCRETIONARY		2,267,039

CONSUMER STAPLES - 5.7%
Beverages - 2.8%
Brown-Forman Corp.:
Class A	61	2,869
Class B (non-vtg.)	331	15,640
Constellation Brands, Inc. Class A (sub. vtg.)	182	31,606
Keurig Dr. Pepper, Inc.	212	5,771
Monster Beverage Corp. (a)	469	26,846
PepsiCo, Inc.	1,482	166,977
The Coca-Cola Co.	3,503	168,599
		418,308
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	515	110,534
Sprouts Farmers Market LLC (a)	148	3,549
Sysco Corp.	561	35,820
Welbilt, Inc. (a)	154	2,159
		152,062
Food Products - 0.3%
Campbell Soup Co.	145	5,137
General Mills, Inc.	36	1,600
Kellogg Co.	147	8,674
McCormick & Co., Inc. (non-vtg.)	8	989
Post Holdings, Inc. (a)	44	4,084
The Hershey Co.	151	16,021
		36,505
Household Products - 0.6%
Church & Dwight Co., Inc.	244	15,765
Clorox Co.	131	19,438
Colgate-Palmolive Co.	188	12,160
Energizer Holdings, Inc.	40	1,896
Kimberly-Clark Corp.	357	39,763
Spectrum Brands Holdings, Inc.	22	1,229
		90,251
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	252	34,378
Herbalife Nutrition Ltd. (a)	23	1,373
Nu Skin Enterprises, Inc. Class A	20	1,313
		37,064
Tobacco - 0.7%
Altria Group, Inc.	2,232	110,149

TOTAL CONSUMER STAPLES		844,339

ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Halliburton Co.	1,025	32,144
RPC, Inc.	23	248
		32,392
Oil, Gas & Consumable Fuels - 0.6%
Anadarko Petroleum Corp.	201	9,513
Antero Resources Corp. (a)	152	1,529
Apache Corp.	29	952
Cabot Oil & Gas Corp.	380	9,481
Cheniere Energy, Inc. (a)	190	12,474
Cimarex Energy Co.	14	1,055
Concho Resources, Inc. (a)	30	3,595
Continental Resources, Inc. (a)	50	2,309
Diamondback Energy, Inc.	31	3,197
EOG Resources, Inc.	75	7,440
Kosmos Energy Ltd. (a)	54	277
Newfield Exploration Co. (a)	86	1,572
ONEOK, Inc.	201	12,906
Parsley Energy, Inc. Class A (a)	217	4,032
Pioneer Natural Resources Co.	109	15,513
		85,845

TOTAL ENERGY		118,237

FINANCIALS - 4.4%
Banks - 0.2%
BOK Financial Corp.	7	582
Comerica, Inc.	11	866
East West Bancorp, Inc.	13	654
Pinnacle Financial Partners, Inc.	38	2,043
Signature Bank	40	5,092
SVB Financial Group (a)	48	11,202
Synovus Financial Corp.	57	2,019
Texas Capital Bancshares, Inc. (a)	33	1,923
Western Alliance Bancorp. (a)	70	3,100
		27,481
Capital Markets - 2.2%
Ameriprise Financial, Inc.	27	3,418
Cboe Global Markets, Inc.	123	11,472
Charles Schwab Corp.	1,384	64,730
CME Group, Inc.	49	8,932
E*TRADE Financial Corp.	68	3,173
Eaton Vance Corp. (non-vtg.)	135	5,200
Evercore, Inc. Class A	48	4,294
FactSet Research Systems, Inc.	44	9,620
Interactive Brokers Group, Inc.	80	4,032
IntercontinentalExchange, Inc.	341	26,175
Lazard Ltd. Class A	126	5,014
LPL Financial	102	7,178
MarketAxess Holdings, Inc.	43	9,235
Moody's Corp.	196	31,068
Morningstar, Inc.	22	2,731
MSCI, Inc.	103	17,538
Northern Trust Corp.	68	6,015
Raymond James Financial, Inc.	46	3,703
S&P Global, Inc.	296	56,728
SEI Investments Co.	156	7,416
State Street Corp.	28	1,985
T. Rowe Price Group, Inc.	257	24,019
TD Ameritrade Holding Corp.	330	18,464
Virtu Financial, Inc. Class A	48	1,226
		333,366
Consumer Finance - 0.6%
American Express Co.	568	58,334
Capital One Financial Corp.	44	3,546
Credit Acceptance Corp. (a)	12	4,776
Discover Financial Services	182	12,283
OneMain Holdings, Inc. (a)	6	179
Santander Consumer U.S.A. Holdings, Inc.	18	343
Synchrony Financial	306	9,192
		88,653
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	289	59,401
Voya Financial, Inc.	13	604
		60,005
Insurance - 1.0%
Alleghany Corp.	2	1,263
American International Group, Inc.	152	6,571
Aon PLC	283	44,213
Arch Capital Group Ltd. (a)	73	2,143
Axis Capital Holdings Ltd.	11	589
Brown & Brown, Inc.	16	435
Erie Indemnity Co. Class A	22	3,220
Everest Re Group Ltd.	19	4,162
Markel Corp. (a)	1	1,054
Marsh & McLennan Companies, Inc.	279	24,605
Progressive Corp.	683	45,959
RenaissanceRe Holdings Ltd.	4	552
The Travelers Companies, Inc.	61	7,658
		142,424

TOTAL FINANCIALS		651,929

HEALTH CARE - 14.0%
Biotechnology - 5.1%
AbbVie, Inc.	1,786	143,398
Agios Pharmaceuticals, Inc. (a)	56	3,002
Alexion Pharmaceuticals, Inc. (a)	209	25,699
Alkermes PLC (a)	182	5,982
Alnylam Pharmaceuticals, Inc. (a)	94	7,852
Amgen, Inc.	707	132,287
Biogen, Inc. (a)	225	75,101
BioMarin Pharmaceutical, Inc. (a)	207	20,321
bluebird bio, Inc. (a)	44	5,871
Celgene Corp. (a)	827	73,156
Exact Sciences Corp. (a)	140	12,611
Exelixis, Inc. (a)	347	8,179
Gilead Sciences, Inc.	1,136	79,531
Incyte Corp. (a)	206	16,602
Ionis Pharmaceuticals, Inc. (a)	148	8,584
Neurocrine Biosciences, Inc. (a)	104	9,175
Regeneron Pharmaceuticals, Inc. (a)	94	40,351
Sage Therapeutics, Inc. (a)	54	7,700
Sarepta Therapeutics, Inc. (a)	78	10,897
Seattle Genetics, Inc. (a)	128	9,783
Vertex Pharmaceuticals, Inc. (a)	300	57,273
		753,355
Health Care Equipment & Supplies - 2.6%
Abiomed, Inc. (a)	50	17,554
Align Technology, Inc. (a)	93	23,152
Baxter International, Inc.	66	4,784
Becton, Dickinson & Co.	28	6,985
Boston Scientific Corp. (a)	1,249	47,649
Cantel Medical Corp.	44	3,582
DexCom, Inc. (a)	103	14,526
Edwards Lifesciences Corp. (a)	247	42,094
Hill-Rom Holdings, Inc.	51	5,101
ICU Medical, Inc. (a)	18	4,478
IDEXX Laboratories, Inc. (a)	101	21,491
Insulet Corp. (a)	69	5,602
Integra LifeSciences Holdings Corp. (a)	65	3,078
Intuitive Surgical, Inc. (a)	132	69,120
Masimo Corp. (a)	55	6,841
Penumbra, Inc. (a)	36	5,238
ResMed, Inc.	165	15,703
Stryker Corp.	397	70,495
Teleflex, Inc.	10	2,735
The Cooper Companies, Inc.	9	2,509
Varian Medical Systems, Inc. (a)	108	14,259
West Pharmaceutical Services, Inc.	20	2,165
		389,141
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	185	15,423
Centene Corp. (a)	211	27,550
Chemed Corp.	18	5,363
Cigna Corp.	124	24,776
CVS Health Corp.	116	7,604
DaVita HealthCare Partners, Inc. (a)	80	4,490
Elanco Animal Health, Inc.	40	1,167
Encompass Health Corp.	116	7,753
HCA Holdings, Inc.	229	31,929
Henry Schein, Inc. (a)	26	2,020
Humana, Inc.	154	47,584
Laboratory Corp. of America Holdings (a)	7	975
McKesson Corp.	29	3,719
Molina Healthcare, Inc. (a)	62	8,245
Premier, Inc. (a)	20	796
UnitedHealth Group, Inc.	1,127	304,515
Wellcare Health Plans, Inc. (a)	55	15,206
		509,115
Health Care Technology - 0.2%
athenahealth, Inc. (a)	47	6,333
Cerner Corp. (a)	168	9,225
Veeva Systems, Inc. Class A (a)	143	15,596
		31,154
Life Sciences Tools & Services - 0.8%
Bio-Techne Corp.	44	7,676
Bruker Corp.	48	1,683
Charles River Laboratories International, Inc. (a)	40	4,928
Illumina, Inc. (a)	173	48,404
Mettler-Toledo International, Inc. (a)	29	18,507
PRA Health Sciences, Inc. (a)	67	7,100
Thermo Fisher Scientific, Inc.	28	6,879
Waters Corp. (a)	82	18,960
		114,137
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	1,025	50,604
Catalent, Inc. (a)	40	1,477
Eli Lilly & Co.	683	81,864
Jazz Pharmaceuticals PLC (a)	64	8,057
Johnson & Johnson	570	75,856
Merck & Co., Inc.	207	15,407
Nektar Therapeutics (a)	185	7,833
Zoetis, Inc. Class A	570	49,111
		290,209

TOTAL HEALTH CARE		2,087,111

INDUSTRIALS - 12.0%
Aerospace & Defense - 3.6%
BWX Technologies, Inc.	118	5,478
Curtiss-Wright Corp.	8	908
General Dynamics Corp.	138	23,621
Harris Corp.	139	21,292
HEICO Corp.	46	3,887
HEICO Corp. Class A	90	6,303
Hexcel Corp.	22	1,490
Huntington Ingalls Industries, Inc.	43	8,877
Lockheed Martin Corp.	267	77,347
Northrop Grumman Corp.	190	52,355
Raytheon Co.	338	55,689
Spirit AeroSystems Holdings, Inc. Class A	123	10,258
Textron, Inc.	48	2,555
The Boeing Co.	631	243,326
TransDigm Group, Inc. (a)	57	22,287
		535,673
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	160	13,883
Expeditors International of Washington, Inc.	202	13,999
FedEx Corp.	287	50,963
United Parcel Service, Inc. Class B	814	85,796
XPO Logistics, Inc. (a)	148	8,995
		173,636
Airlines - 0.2%
Delta Air Lines, Inc.	189	9,342
Southwest Airlines Co.	431	24,464
		33,806
Building Products - 0.3%
A.O. Smith Corp.	168	8,040
Allegion PLC	93	7,985
Armstrong World Industries, Inc.	51	3,470
Fortune Brands Home & Security, Inc.	70	3,171
Lennox International, Inc.	39	8,942
Masco Corp.	246	7,973
Resideo Technologies, Inc. (a)	92	2,018
		41,599
Commercial Services & Supplies - 0.6%
Cintas Corp.	102	19,126
Copart, Inc. (a)	240	12,151
KAR Auction Services, Inc.	149	7,749
Republic Services, Inc.	17	1,304
Rollins, Inc.	172	6,405
Waste Management, Inc.	425	40,660
		87,395
Construction & Engineering - 0.0%
Quanta Services, Inc.	50	1,767
Electrical Equipment - 0.6%
AMETEK, Inc.	52	3,791
Emerson Electric Co.	524	34,306
Fortive Corp.	317	23,772
Hubbell, Inc. Class B	44	4,811
Rockwell Automation, Inc.	141	23,902
Sensata Technologies, Inc. PLC (a)	105	4,988
		95,570
Industrial Conglomerates - 1.3%
3M Co.	561	112,368
Honeywell International, Inc.	546	78,422
Roper Technologies, Inc.	22	6,232
		197,022
Machinery - 2.1%
Allison Transmission Holdings, Inc.	136	6,619
Caterpillar, Inc.	620	82,559
Cummins, Inc.	62	9,121
Deere & Co.	381	62,484
Donaldson Co., Inc.	142	6,714
Gardner Denver Holdings, Inc. (a)	49	1,209
Graco, Inc.	196	8,493
IDEX Corp.	85	11,718
Illinois Tool Works, Inc.	389	53,414
Ingersoll-Rand PLC	157	15,706
Lincoln Electric Holdings, Inc.	75	6,483
Middleby Corp. (a)	38	4,470
Nordson Corp.	64	8,297
Parker Hannifin Corp.	28	4,615
Toro Co.	122	7,259
WABCO Holdings, Inc. (a)	62	7,082
Wabtec Corp.	37	2,559
Xylem, Inc.	119	8,480
		307,282
Professional Services - 0.5%
CoStar Group, Inc. (a)	42	16,411
Dun & Bradstreet Corp.	19	2,750
Equifax, Inc.	38	4,067
Robert Half International, Inc.	140	9,020
TransUnion Holding Co., Inc.	218	13,259
Verisk Analytics, Inc. (a)	188	22,073
		67,580
Road & Rail - 1.2%
CSX Corp.	444	29,171
Genesee & Wyoming, Inc. Class A (a)	14	1,099
J.B. Hunt Transport Services, Inc.	103	11,025
Landstar System, Inc.	48	4,876
Old Dominion Freight Lines, Inc.	78	10,603
Schneider National, Inc. Class B	9	191
Union Pacific Corp.	802	127,574
		184,539
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	9	341
Fastenal Co.	337	20,375
HD Supply Holdings, Inc. (a)	66	2,768
MSC Industrial Direct Co., Inc. Class A	24	2,004
United Rentals, Inc. (a)	96	12,025
Univar, Inc. (a)	20	417
W.W. Grainger, Inc.	53	15,656
Watsco, Inc.	30	4,424
		58,010

TOTAL INDUSTRIALS		1,783,879

INFORMATION TECHNOLOGY - 31.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	68	14,605
F5 Networks, Inc. (a)	71	11,427
Motorola Solutions, Inc.	22	2,572
Ubiquiti Networks, Inc.	18	1,948
		30,552
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	347	30,508
CDW Corp.	172	14,322
Cognex Corp.	196	8,918
Coherent, Inc. (a)	21	2,482
Dell Technologies, Inc. (a)	11	534
FLIR Systems, Inc.	14	684
IPG Photonics Corp. (a)	43	5,719
Littelfuse, Inc.	24	4,217
National Instruments Corp.	106	4,687
Zebra Technologies Corp. Class A (a)	62	10,763
		82,834
IT Services - 8.8%
Accenture PLC Class A	758	116,391
Akamai Technologies, Inc. (a)	176	11,458
Alliance Data Systems Corp.	56	9,945
Automatic Data Processing, Inc.	519	72,577
Booz Allen Hamilton Holding Corp. Class A	157	7,713
Broadridge Financial Solutions, Inc.	137	13,814
Cognizant Technology Solutions Corp. Class A	619	43,132
CoreLogic, Inc. (a)	60	2,178
Elastic NV	8	680
EPAM Systems, Inc. (a)	61	8,630
Euronet Worldwide, Inc. (a)	29	3,335
Fidelity National Information Services, Inc.	33	3,449
First Data Corp. Class A (a)	645	15,899
Fiserv, Inc. (a)	468	38,811
FleetCor Technologies, Inc. (a)	104	20,988
Gartner, Inc. (a)	105	14,268
Genpact Ltd.	62	1,849
Global Payments, Inc.	188	21,109
GoDaddy, Inc. (a)	190	13,040
IBM Corp.	778	104,579
Jack Henry & Associates, Inc.	91	12,153
MasterCard, Inc. Class A	1,083	228,654
Okta, Inc. (a)	102	8,408
Paychex, Inc.	376	26,621
PayPal Holdings, Inc. (a)	1,400	124,264
Sabre Corp.	263	6,044
Square, Inc. (a)	344	24,544
Switch, Inc. Class A	51	425
The Western Union Co.	146	2,665
Total System Services, Inc.	213	19,087
Twilio, Inc. Class A (a)	104	11,577
VeriSign, Inc. (a)	123	20,820
Visa, Inc. Class A	2,077	280,416
WEX, Inc. (a)	49	7,905
Worldpay, Inc. (a)	32	2,671
		1,300,099
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. (a)	1,102	26,900
Analog Devices, Inc.	69	6,821
Applied Materials, Inc.	1,156	45,176
Broadcom, Inc.	291	78,061
Cypress Semiconductor Corp.	293	4,064
KLA-Tencor Corp.	180	19,183
Lam Research Corp.	182	30,864
Marvell Technology Group Ltd.	178	3,298
Maxim Integrated Products, Inc.	326	17,692
Microchip Technology, Inc.	270	21,700
Micron Technology, Inc. (a)	1,044	39,902
MKS Instruments, Inc.	63	5,143
Monolithic Power Systems, Inc.	48	6,075
NVIDIA Corp.	686	98,613
NXP Semiconductors NV	22	1,915
ON Semiconductor Corp. (a)	494	9,900
Skyworks Solutions, Inc.	150	10,956
Teradyne, Inc.	34	1,224
Texas Instruments, Inc.	1,126	113,366
Universal Display Corp.	50	5,192
Versum Materials, Inc.	129	4,743
Xilinx, Inc.	300	33,582
		584,370
Software - 11.3%
2U, Inc. (a)	65	3,695
Adobe, Inc. (a)	579	143,488
ANSYS, Inc. (a)	97	15,942
Aspen Technology, Inc. (a)	80	7,730
Atlassian Corp. PLC (a)	116	11,414
Autodesk, Inc. (a)	210	30,912
Black Knight, Inc. (a)	168	8,264
Cadence Design Systems, Inc. (a)	331	15,898
CDK Global, Inc.	153	7,483
Ceridian HCM Holding, Inc.	42	1,731
Citrix Systems, Inc.	159	16,304
DocuSign, Inc.	87	4,302
Fair Isaac Corp. (a)	34	7,657
FireEye, Inc. (a)	152	2,687
Fortinet, Inc. (a)	167	12,787
Guidewire Software, Inc. (a)	96	8,321
Intuit, Inc.	282	60,861
LogMeIn, Inc.	39	3,628
Manhattan Associates, Inc. (a)	77	3,755
Microsoft Corp.	8,464	883,896
Nutanix, Inc. Class A (a)	166	8,504
Oracle Corp.	293	14,717
Palo Alto Networks, Inc. (a)	107	22,986
Parametric Technology Corp. (a)	138	11,701
Paycom Software, Inc. (a)	59	8,746
Pegasystems, Inc.	45	2,533
Pluralsight, Inc.	23	690
Proofpoint, Inc. (a)	60	6,112
RealPage, Inc. (a)	85	4,740
Red Hat, Inc. (a)	208	36,991
RingCentral, Inc. (a)	81	7,488
Salesforce.com, Inc. (a)	848	128,871
ServiceNow, Inc. (a)	209	45,984
SolarWinds, Inc. (a)	24	421
Splunk, Inc. (a)	172	21,472
SS&C Technologies Holdings, Inc.	227	11,688
Synopsys, Inc. (a)	17	1,587
Tableau Software, Inc. (a)	83	10,611
Teradata Corp. (a)	100	4,438
Tyler Technologies, Inc. (a)	45	8,514
Ultimate Software Group, Inc. (a)	36	9,831
VMware, Inc. Class A	84	12,690
Workday, Inc. Class A (a)	171	31,042
Zendesk, Inc. (a)	125	8,441
		1,671,553
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	5,596	931,399
NCR Corp. (a)	115	3,076
NetApp, Inc.	307	19,577
Pure Storage, Inc. Class A (a)	195	3,492
		957,544

TOTAL INFORMATION TECHNOLOGY		4,626,952

MATERIALS - 1.8%
Chemicals - 1.3%
Axalta Coating Systems Ltd. (a)	100	2,562
Celanese Corp. Class A	100	9,576
Ecolab, Inc.	135	21,353
Element Solutions, Inc. (a)	131	1,472
FMC Corp.	65	5,187
International Flavors & Fragrances, Inc.	57	8,081
Linde PLC	384	62,596
LyondellBasell Industries NV Class A	178	15,481
NewMarket Corp.	8	3,209
PPG Industries, Inc.	19	2,003
RPM International, Inc.	32	1,829
Sherwin-Williams Co.	98	41,309
The Chemours Co. LLC	203	7,257
The Scotts Miracle-Gro Co. Class A	23	1,710
W.R. Grace & Co.	59	4,190
Westlake Chemical Corp.	40	2,956
		190,771
Construction Materials - 0.2%
Eagle Materials, Inc.	48	3,408
Martin Marietta Materials, Inc.	68	12,014
Vulcan Materials Co.	146	14,841
		30,263
Containers & Packaging - 0.3%
Avery Dennison Corp.	102	10,654
Berry Global Group, Inc. (a)	78	3,842
Crown Holdings, Inc. (a)	153	7,803
Graphic Packaging Holding Co.	62	748
International Paper Co.	55	2,609
Packaging Corp. of America	111	10,470
Sealed Air Corp.	102	4,029
Silgan Holdings, Inc.	31	856
		41,011
Metals & Mining - 0.0%
Royal Gold, Inc.	32	2,796
Southern Copper Corp.	98	3,295
Steel Dynamics, Inc.	40	1,464
		7,555

TOTAL MATERIALS		269,600

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc.	10	1,317
American Tower Corp.	512	88,494
Colony Capital, Inc.	31	188
CoreSite Realty Corp.	43	4,248
Crown Castle International Corp.	368	43,078
Equinix, Inc.	94	37,036
Equity Lifestyle Properties, Inc.	101	10,694
Extra Space Storage, Inc.	125	12,326
Gaming & Leisure Properties	86	3,225
Hudson Pacific Properties, Inc.	22	714
Lamar Advertising Co. Class A	91	6,775
Life Storage, Inc.	3	295
Omega Healthcare Investors, Inc.	19	764
Public Storage	175	37,191
SBA Communications Corp. Class A (a)	132	24,094
Simon Property Group, Inc.	333	60,646
Taubman Centers, Inc.	70	3,486
		334,571
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	181	8,281
Howard Hughes Corp. (a)	19	2,110
		10,391

TOTAL REAL ESTATE		344,962

TOTAL COMMON STOCKS
(Cost $14,554,227)		14,843,969
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,554,227)		14,843,969
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,268)
NET ASSETS - 100%		$14,841,701

Legend

 (a) Non-income producing

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,923
Total	$1,923

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019